ProFunds/SM/
   Post Office Mailing Address for Investments
        P.O. Box 182800
        Columbus, OH 43218-2800
   Phone Numbers
        For Financial Professionals:       (888) PRO-5717    [(888) 776-5717]
        For All Others:                    (888) PRO-FNDS    [(888) 776-3637]
        Or:                                (614) 470-8122
        Fax Number:                        (800) 782-4797

   Website Address
        www.profunds.com


This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

06/02

ProFunds Logo

                               Table of Contents

--------------------------------------------------------------------------------

         Letter to the Shareholders................................   1

         Schedule of Portfolio Investments and Financial Statements

             Bull ProFund..........................................   3

             Mid-Cap ProFund.......................................  13

             Small-Cap ProFund.....................................  22

             OTC ProFund...........................................  34

             Europe 30 ProFund.....................................  40

             Mid-Cap Value ProFund.................................  45

             Mid-Cap Growth ProFund................................  52

             Small-Cap Value ProFund...............................  58

             Small-Cap Growth ProFund..............................  66

             U.S. Government Plus ProFund..........................  73

             UltraBull ProFund.....................................  77

             UltraDow 30 ProFund...................................  87

             UltraMid-Cap ProFund..................................  91

             UltraSmall-Cap ProFund................................ 100

             UltraOTC ProFund...................................... 112

             UltraJapan ProFund.................................... 118

             Bear ProFund.......................................... 123

             Short Small-Cap ProFund............................... 128

             Short OTC ProFund..................................... 132

             Rising Rates Opportunity ProFund...................... 136

             UltraBear ProFund..................................... 140

             UltraShort OTC ProFund................................ 145

             Banks UltraSector ProFund............................. 150

             Basic Materials UltraSector ProFund................... 156

             Biotechnology UltraSector ProFund..................... 161

             Energy UltraSector ProFund............................ 166

             Financial UltraSector ProFund......................... 171

             Healthcare UltraSector ProFund........................ 177

             Internet UltraSector ProFund.......................... 183

             Pharmaceuticals UltraSector ProFund................... 188

             Precious Metals UltraSector ProFund................... 193

             Real Estate UltraSector ProFund....................... 197

             Semiconductor UltraSector ProFund..................... 202

             Technology UltraSector ProFund........................ 207

             Telecommunications UltraSector ProFund................ 213

             Utilities UltraSector ProFund......................... 218

             Wireless Communications UltraSector ProFund........... 223

             Money Market ProFund.................................. 228

         Notes to Financial Statements............................. 232

         Cash Management Portfolio

             Schedule of Portfolio Investments..................... 240

             Statement of Assets and Liabilities................... 244

             Statement of Operations............................... 244

             Statements of Changes in Net Assets................... 245

             Financial Highlights.................................. 246

             Notes to Financial Statements......................... 247

--------------------------------------------------------------------------------

PROFUNDS

                           Message from the Chairman

Dear Shareholders,

    I am pleased to present the Semiannual Report to Shareholders of ProFunds for the six months ended June 30, 2002.

    Of course, there were many equity investors who were anything but pleased with the negative performance of the markets during the first half of this year. Depending on the measurement, we have experienced the most serious bear market since the 1973-74 time period or the Great Depression. From its peak on March 24, 2000, the level of the S&P 500(R) Index was down 47.8% through July 23, 2002.

    Mixed factors continue to play on the markets. Most recently, corporate accounting scandals have obscured positive economic signs to contribute to continuing losses in the major indexes and most sectors. As of August 1, total returns for the year of the Dow Jones Industrial Average/SM1/, S&P 500 Index /2/ and NASDAQ-100(R)/ 3/ were -14.2%, -22.3% and -42.0%, respectively.

Change of course?

    Federal Reserve Chairman Alan Greenspan recently said that the U.S. economy appears to have withstood a set of blows--major declines in equity markets, a sharp retrenchment in investment spending and the tragic terrorist attacks of last September--that in previous times might have induced a severe contraction.

    He also said the fundamentals are in place for a return to sustained healthy growth--that inventory imbalances are reduced, inflation is low and productivity growth has been strong. Greenspan also suggested that short-term interest rates will remain at current low levels.

Opportunities at ProFunds

    Investors continued to recognize the diversity of opportunities available to them within the ProFunds family of funds. ProFunds investors put nearly $300 million of net new investment into ProFunds during the first six months of the year.

    ProFunds also continued to meet their benchmark objectives. Collectively, the ProFunds delivered an average statistical correlation of over .99, with
1.00 being a perfect correlation, during the first half of 2002.

    We at ProFunds continued to strive to provide our investors with a complete "tool box" of index-based mutual funds with which they can build financial opportunities in virtually any market condition. With new ProFunds introduced this year, our investors for the first time have bond-related funds as alternatives to our equity funds. Consistent with our philosophy of providing financial tools for all market conditions, U.S. Government Plus ProFund was introduced along with an inverse counterpart, Rising Rates Opportunity ProFund.

    To further broaden our wide lineup, we also introduced two unleveraged inverse ProFunds benchmarked to the Russell 2000(R)/ 4/ and NASDAQ-100 indexes. In addition, we launched the Precious Metals UltraSector ProFund, providing an asset class alternative that has historically been non-correlated to the performance of the equity markets.

    We also opened UltraDow 30 ProFund, our first fund benchmarked to the Dow Jones Industrial Average, perhaps the world's most popular barometer of the American financial markets. With the addition of these new ProFunds, we manage 38 publicly available ProFunds, each with a distinct objective.

Enhanced services for investors

    We further enhanced our web site, ProFunds.com, with the addition of ProCharts. This set of advanced charting tools provides sophisticated ways to analyze the performance of ProFunds and their indexes. In the next six months, we plan to offer you electronic delivery of account statements, trade confirmations and other materials, and provide ways to open an account and invest in ProFunds online.

    Our ability to develop our services was greatly enhanced by the move of our Executive Offices into world-class office space this spring. Our new office facilities will permit us to continue our growth and thrive as a national presence in the financial services industry.

Thank you

    We appreciate and value the confidence you have placed in ProFunds. And we are committed to justifying that confidence every day, by meeting our investment objectives, expanding our product line and enhancing our customer services.

    In the following pages, you will find a detailed discussion of ProFunds and their performance for the first six months of 2002. Please read this information carefully. Again, we thank you for your support of ProFunds. If you have any questions, please feel free to call us at 1-888-PRO-FNDS.

Sincerely,

/s/ Michael Sapir
Michael Sapir

------
/1 /The Dow Jones Industrial Average consists of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones based upon size, reputation, growth, transaction volume and sector coverage and excludes transportation and utility stocks.
/2 /The S&P 500 Index is an unmanaged index generally representative of the performance of the U.S. stock market as a whole.
/3 /The NASDAQ-100 Index is an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole.
/4 /The Russell 2000 Index is an unmanaged index generally representative of the performance of small sized companies as a whole. It is not possible to invest directly into any index.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
             (Unaudited)                            June 30, 2002


           Common Stocks (96.2%)
                                                  Shares     Value
                                                  ------- -----------
          3M Co..................................   1,120 $   137,760
          Abbott Laboratories....................   4,494     169,199
          ACE, Ltd...............................     756      23,890
          ADC Telecommunications, Inc.*..........   2,282       5,226
          Adobe Systems, Inc.....................     686      19,551
          Advanced Micro Devices, Inc.*..........     980       9,526
          AES Corp.*.............................   1,540       8,347
          Aetna, Inc.............................     420      20,147
          AFLAC, Inc.............................   1,498      47,936
          Agere Systems, Inc.*...................     151         211
          Agere Systems, Inc.--Class B*..........   3,750       5,625
          Agilent Technologies, Inc.*............   1,344      31,785
          Air Products & Chemicals, Inc..........     658      33,209
          Alberto-Culver Co.--Class B............     168       8,030
          Albertson's, Inc.......................   1,176      35,821
          Alcan, Inc.............................     924      34,668
          Alcoa, Inc.............................   2,436      80,754
          Allegheny Energy, Inc..................     364       9,373
          Allegheny Technologies, Inc............     238       3,760
          Allergan, Inc..........................     378      25,232
          Allied Waste Industries, Inc.*.........     574       5,510
          Allstate Corp..........................   2,044      75,587
          Alltel Corp............................     896      42,112
          Altera Corp.*..........................   1,106      15,042
          Ambac Financial Group, Inc.............     308      20,698
          Amerada Hess Corp......................     252      20,790
          Ameren Corp............................     420      18,064
          American Electric Power, Inc...........     980      39,220
          American Express Co....................   3,836     139,323
          American Greetings Corp.--Class A......     182       3,032
          American International Group, Inc......   7,532     513,907
          American Power Conversion Corp.*.......     560       7,073
          American Standard Cos.*................     210      15,771
          AmerisourceBergen Corp.................     308      23,408
          Amgen, Inc.*...........................   2,996     125,472
          AMR Corp.*.............................     448       7,553
          AmSouth Bancorp........................   1,036      23,186
          Anadarko Petroleum Corp................     714      35,200
          Analog Devices*........................   1,050      31,185
          Andrew Corp.*..........................     280       4,012
          Anheuser-Busch Cos., Inc...............   2,520     126,000
          AOL-Time Warner, Inc.*.................  12,824     188,641
          AON Corp...............................     784      23,112
          Apache Corp............................     420      24,142
          Apollo Group, Inc.--Class A*...........     504      19,868
          Apple Computer, Inc.*..................   1,022      18,110
          Applera Corp.--Applied Biosystems Group     616      12,006
          Applied Materials, Inc.*...............   4,718      89,736
          Applied Micro Circuits Corp.*..........     868       4,106
          Archer-Daniels-Midland Co..............   1,876      23,994
          Ashland, Inc...........................     196       7,938
          AT&T Corp..............................  10,948     117,144
          AT&T Wireless Services, Inc.*..........   7,798      45,618
          Autodesk, Inc..........................     336       4,452
          Automatic Data Processing, Inc.........   1,792      78,042
          AutoZone, Inc.*........................     308      23,808
          Avaya, Inc.*...........................   1,036       5,128
          Avery Dennison Corp....................     322      20,206
          Avon Products, Inc.....................     686      35,837

             Common Stocks, continued
                                                Shares     Value
                                                ------- ------------
            Baker Hughes, Inc..................     966  $    32,158
            Ball Corp..........................     168        6,969
            Bank of America Corp...............   4,438      312,257
            Bank of New York Co., Inc..........   2,100       70,875
            Bank One Corp......................   3,388      130,370
            Bard (C.R.), Inc...................     154        8,713
            Barrick Gold Corp..................   1,554       29,510
            Bausch & Lomb, Inc.................     154        5,213
            Baxter International, Inc..........   1,736       77,165
            BB&T Corp..........................   1,386       53,500
            Bear Stearns Cos., Inc.............     294       17,993
            Becton, Dickinson & Co.............     742       25,562
            Bed Bath & Beyond, Inc.*...........     840       31,702
            BellSouth Corp.....................   5,404      170,226
            Bemis Co., Inc.....................     154        7,315
            Best Buy Co., Inc.*................     924       33,541
            Big Lots, Inc......................     336        6,612
            Biogen, Inc.*......................     434       17,981
            Biomet, Inc........................     770       20,882
            BJ Services Co.*...................     448       15,178
            Black & Decker Corp................     238       11,472
            Block H & R, Inc...................     532       24,552
            BMC Software, Inc.*................     700       11,620
            Boeing Co..........................   2,422      108,991
            Boise Cascade Corp.................     168        5,801
            Boston Scientific Corp.*...........   1,176       34,480
            Bristol-Myers Squibb Co............   5,586      143,560
            Broadcom Corp.--Class A*...........     770       13,506
            Brown-Forman Corp..................     196       13,524
            Brunswick Corp.....................     266        7,448
            Burlington Northern Santa Fe Corp..   1,106       33,180
            Burlington Resources, Inc..........     574       21,812
            Calpine Corp.*.....................   1,078        7,578
            Campbell Soup Co...................   1,176       32,528
            Capital One Financial Corp.........     630       38,462
            Cardinal Health, Inc...............   1,302       79,956
            Carnival Corp......................   1,694       46,907
            Caterpillar, Inc...................     994       48,656
            Cendant Corp.*.....................   3,010       47,798
            Centex Corp........................     182       10,518
            CenturyTel, Inc....................     406       11,977
            Charter One Financial, Inc.........     644       22,141
            ChevronTexaco Corp.................   3,080      272,580
            Chiron Corp.*......................     546       19,301
            Chubb Corp.........................     490       34,692
            CIENA Corp.*.......................     952        3,989
            CIGNA Corp.........................     406       39,553
            Cincinnati Financial Corp..........     462       21,497
            Cinergy Corp.......................     476       17,131
            Cintas Corp........................     490       24,221
            Circuit City Stores, Inc...........     602       11,288
            Cisco Systems, Inc.*...............  21,084      294,122
            Citigroup, Inc.....................  14,826      574,507
            Citizens Communications Co.*.......     812        6,788
            Citrix Systems, Inc.*..............     518        3,129
            Clear Channel Communications, Inc.*   1,764       56,483
            Clorox Co..........................     658       27,208
            CMS Energy Corp....................     392        4,304
            Coca-Cola Co.......................   7,154      400,624

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- -----------
          Coca-Cola Enterprises, Inc.............   1,288 $    28,439
          Colgate-Palmolive Co...................   1,582      79,179
          Comcast Corp.--Special Class A*........   2,730      65,083
          Comerica, Inc..........................     504      30,946
          Computer Associates International, Inc.   1,666      26,473
          Computer Sciences Corp.*...............     490      23,422
          Compuware Corp.*.......................   1,078       6,543
          Comverse Technology, Inc.*.............     532       4,926
          ConAgra Foods, Inc.....................   1,554      42,968
          Concord EFS, Inc.*.....................   1,470      44,306
          Conoco, Inc............................   1,806      50,207
          Conseco, Inc.*.........................     994       1,988
          Consolidated Edison, Inc...............     616      25,718
          Constellation Energy Group, Inc........     476      13,966
          Convergys Corp.*.......................     504       9,818
          Cooper Industries, Inc.................      38       1,493
          Cooper Industries, Ltd.--Class A.......     228       8,960
          Cooper Tire & Rubber Co................     210       4,316
          Coors (Adolph) Co.--Class B............      98       6,105
          Corning, Inc...........................   2,744       9,741
          Costco Wholesale Corp.*................   1,302      50,283
          Countrywide Credit Industries, Inc.....     350      16,888
          Crane Co...............................     168       4,264
          CSX Corp...............................     616      21,591
          Cummins, Inc...........................     126       4,171
          CVS Corp...............................   1,134      34,700
          Dana Corp..............................     434       8,042
          Danaher Corp...........................     434      28,796
          Darden Restaurants, Inc................     504      12,449
          Deere & Co.............................     686      32,859
          Dell Computer Corp.*...................   7,476     195,423
          Delphi Automotive Systems Corp.........   1,610      21,251
          Delta Air Lines, Inc...................     350       7,000
          Deluxe Corp............................     182       7,078
          Devon Energy Corp......................     448      22,077
          Dillard's, Inc.--Class A...............     238       6,257
          Dollar General Corp....................     952      18,117
          Dominion Resources, Inc................     798      52,828
          Donnelley (R.R.) & Sons Co.............     322       8,871
          Dover Corp.............................     588      20,580
          Dow Chemical Co........................   2,618      90,006
          Dow Jones & Co., Inc...................     238      11,531
          DTE Energy Co..........................     462      20,624
          Du Pont (E.I.) de Nemours..............   2,856     126,805
          Duke Energy Corp.......................   2,394      74,453
          Dynegy, Inc.--Class A..................   1,036       7,459
          Eastman Chemical Co....................     224      10,506
          Eastman Kodak Co.......................     840      24,503
          Eaton Corp.............................     196      14,259
          Ecolab, Inc............................     378      17,475
          Edison International*..................     938      15,946
          El Paso Corp...........................   1,540      31,739
          Electronic Data Systems Corp...........   1,386      51,490
          Eli Lilly & Co.........................   3,234     182,398
          EMC Corp.*.............................   6,398      48,305
          Emerson Electric Co....................   1,218      65,175
          Engelhard Corp.........................     378      10,705
          EnPro Industries, Inc.*................      83         436
          Entergy Corp...........................     644      27,331

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- -----------
          EOG Resources, Inc.....................     336 $    13,339
          Equifax, Inc...........................     420      11,340
          Equity Office Properties Trust.........   1,204      36,241
          Equity Residential Properties Trust....     784      22,540
          Exelon Corp............................     924      48,325
          Exxon Mobil Corp.......................  19,530     799,168
          Family Dollar Stores, Inc..............     504      17,766
          Fannie Mae.............................   2,870     211,662
          Federated Department Stores, Inc.*.....     574      22,788
          FedEx Corp.............................     854      45,604
          Fifth Third Bancorp....................   1,694     112,905
          First Data Corp........................   2,198      81,766
          First Tennessee National Corp..........     364      13,941
          FirstEnergy Corp.......................     854      28,507
          Fiserv, Inc.*..........................     546      20,044
          Fleet Boston Financial Corp............   3,010      97,374
          Fluor Corp.............................     238       9,270
          Ford Motor Co..........................   5,222      83,552
          Forest Laboratories, Inc.*.............     518      36,674
          Fortune Brands, Inc....................     434      24,304
          FPL Group, Inc.........................     504      30,235
          Franklin Resources, Inc................     756      32,236
          Freddie Mac............................   2,002     122,522
          Freeport-McMoRan Copper & Gold, Inc.--
           Class B*..............................     420       7,497
          Gannett Co., Inc.......................     770      58,443
          Gap, Inc...............................   2,492      35,386
          Gateway, Inc.*.........................     938       4,165
          General Dynamics Corp..................     588      62,534
          General Electric Co....................  28,630     831,701
          General Mills, Inc.....................   1,050      46,284
          General Motors Corp....................   1,610      86,055
          Genuine Parts Co.......................     504      17,574
          Genzyme Corp.--General Division*.......     616      11,852
          Georgia Pacific Corp...................     658      16,174
          Gillette Co............................   3,038     102,897
          Golden West Financial Corp.............     448      30,813
          Goodrich Corp..........................     294       8,032
          Goodyear Tire & Rubber Co..............     476       8,906
          Grainger (W.W.), Inc...................     266      13,327
          Great Lakes Chemical Corp..............     140       3,709
          Guidant Corp.*.........................     882      26,663
          Halliburton Co.........................   1,260      20,084
          Harley-Davidson, Inc...................     868      44,502
          Harrah's Entertainment, Inc.*..........     336      14,902
          Hartford Financial Services Group, Inc.     714      42,462
          Hasbro, Inc............................     504       6,834
          HCA, Inc...............................   1,484      70,490
          Health Management Associates, Inc.--
           Class A*..............................     700      14,105
          Healthsouth Corp.*.....................   1,134      14,504
          Heinz (H.J.) Co........................   1,008      41,429
          Hercules, Inc.*........................     308       3,573
          Hershey Foods Corp.....................     392      24,500
          Hewlett-Packard Co.....................   8,700     132,936
          Hilton Hotels Corp.....................   1,064      14,790
          Home Depot, Inc........................   6,790     249,397
          Honeywell International, Inc...........   2,352      82,860
          Household International, Inc...........   1,316      65,405

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares     Value
                                                   ------- -----------
          Humana, Inc.*...........................     490 $     7,659
          Huntington Bancshares, Inc..............     714      13,866
          Illinois Tool Works, Inc................     882      60,241
          Immunex Corp.*..........................   1,596      35,655
          IMS Health, Inc.........................     826      14,827
          Inco, Ltd.*.............................     518      11,728
          Ingersoll-Rand Co.--Class A.............     490      22,373
          Intel Corp..............................  19,264     351,952
          International Business Machines Corp....   4,928     354,815
          International Flavors & Fragrances, Inc.     266       8,642
          International Game Technology*..........     266      15,082
          International Paper Co..................   1,386      60,402
          Interpublic Group of Cos., Inc..........   1,106      27,384
          Intuit, Inc.*...........................     616      30,628
          ITT Industries, Inc.....................     266      18,780
          J.P. Morgan Chase & Co..................   5,740     194,700
          Jabil Circuit, Inc.*....................     574      12,117
          JDS Uniphase Corp.*.....................   3,920      10,466
          Jefferson-Pilot Corp....................     434      20,398
          JM Smucker Co...........................     107       3,652
          John Hancock Financial Services, Inc....     854      30,061
          Johnson & Johnson.......................   8,680     453,617
          Johnson Controls, Inc...................     252      20,566
          Jones Apparel Group, Inc.*..............     364      13,650
          KB Home.................................     154       7,933
          Kellogg Co..............................   1,176      42,171
          Kerr-McGee Corp.........................     294      15,744
          KeyCorp.................................   1,232      33,634
          KeySpan Corp............................     406      15,286
          Kimberly-Clark Corp.....................   1,498      92,876
          Kinder Morgan, Inc......................     350      13,307
          King Pharmaceuticals, Inc.*.............     714      15,887
          KLA-Tencor Corp.*.......................     546      24,019
          Knight Ridder, Inc......................     238      14,982
          Kohls Corp.*............................     966      67,697
          Kroger Co.*.............................   2,282      45,412
          Leggett & Platt, Inc....................     560      13,103
          Lexmark International Group, Inc.*......     378      20,563
          Limited, Inc............................   1,498      31,907
          Lincoln National Corp...................     532      22,344
          Linear Technology Corp..................     910      28,601
          Liz Claiborne, Inc......................     308       9,794
          Lockheed Martin Corp....................   1,302      90,489
          Loews Corp..............................     546      28,933
          Louisiana-Pacific Corp..................     308       3,262
          Lowe's Cos., Inc........................   2,240     101,696
          LSI Logic Corp.*........................   1,064       9,310
          Lucent Technologies, Inc................   9,870      16,384
          Manor Care, Inc.*.......................     294       6,762
          Marathon Oil Corp.......................     896      24,300
          Marriott International, Inc.--Class A...     700      26,634
          Marsh & McLennan Cos., Inc..............     784      75,733
          Marshall & Ilsley Corp..................     616      19,053
          Masco Corp..............................   1,400      37,954
          Mattel, Inc.............................   1,260      26,561
          Maxim Integrated Products, Inc.*........     924      35,417
          May Department Stores Co................     826      27,200
          Maytag Corp.............................     224       9,554
          MBIA, Inc...............................     420      23,743

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- -----------
           MBNA Corp............................   2,450 $    81,022
           McDermott International, Inc.*.......     182       1,474
           McDonald's Corp......................   3,668     104,355
           McGraw-Hill Cos., Inc................     560      33,432
           McKesson Corp........................     826      27,010
           MeadWestvaco Corp....................     581      19,498
           MedImmune, Inc.*.....................     714      18,850
           Medtronic, Inc.......................   3,500     149,975
           Mellon Financial Corp................   1,274      40,042
           Merck & Co., Inc.....................   6,524     330,375
           Mercury Interactive Corp.*...........     238       5,464
           Meredith Corp........................     140       5,369
           Merrill Lynch & Co., Inc.............   3,168     128,304
           MetLife, Inc.........................   2,030      58,464
           MGIC Investment Corp.................     308      20,882
           Micron Technology, Inc.*.............   1,736      35,102
           Microsoft Corp.*.....................  15,596     853,100
           Millipore Corp.......................     140       4,477
           Mirant Corp.*........................   1,162       8,483
           Molex, Inc...........................     560      18,777
           Moody's Corp.........................     448      22,288
           Morgan Stanley Dean Witter & Co......   3,178     136,908
           Motorola, Inc........................   6,538      94,278
           Mykrolis Corp.*......................      34         402
           Nabors Industries, Ltd.*.............     420      14,763
           National City Corp...................   1,750      58,188
           National Semiconductor Corp.*........     518      15,110
           Navistar International Corp..........     168       5,376
           NCR Corp.*...........................     280       9,688
           Network Appliance, Inc.*.............     966      12,017
           New York Times Co.--Class A..........     434      22,351
           Newell Rubbermaid, Inc...............     770      26,996
           Newmont Mining Corp..................   1,134      29,858
           Nextel Communications, Inc.--Class A*   2,352       7,550
           NICOR, Inc...........................     126       5,765
           Nike, Inc.--Class B..................     770      41,311
           NiSource, Inc........................     602      13,142
           Noble Corp.*.........................     392      15,131
           Nordstrom, Inc.......................     392       8,879
           Norfolk Southern Corp................   1,120      26,186
           Nortel Networks Corp.*...............  11,060      16,037
           Northern Trust Corp..................     644      28,375
           Northrop Grumman Corp................     322      40,250
           Novell, Inc.*........................   1,050       3,371
           Novellus Systems, Inc.*..............     420      14,280
           Nucor Corp...........................     224      14,569
           NVIDIA Corp.*........................     434       7,456
           Occidental Petroleum Corp............   1,078      32,329
           Office Depot, Inc.*..................     882      14,818
           Omnicom Group........................     532      24,366
           Oracle Corp.*........................  15,820     149,814
           PACCAR, Inc..........................     336      14,915
           Pactiv Corp.*........................     462      10,996
           Pall Corp............................     350       7,263
           Palm, Inc.*..........................   1,666       2,932
           Parametric Technology Corp.*.........     756       2,706
           Parker Hannifin Corp.................     336      16,057
           Paychex, Inc.........................   1,078      33,731
           Penney (J.C.) Co.....................     770      16,955

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares     Value
                                                   ------- -----------
          Peoples Energy Corp.....................      98 $     3,573
          PeopleSoft, Inc.*.......................     896      13,332
          PepsiCo, Inc............................   5,096     245,627
          PerkinElmer, Inc........................     364       4,022
          Pfizer, Inc.............................  17,990     629,649
          PG&E Corp.*.............................   1,120      20,037
          Pharmacia Corp..........................   3,724     139,464
          Phelps Dodge Corp.......................     252      10,382
          Philip Morris Cos., Inc.................   6,160     269,069
          Phillips Petroleum Co...................   1,106      65,121
          Pinnacle West Capital Corp..............     238       9,401
          Pitney Bowes, Inc.......................     700      27,804
          Placer Dome, Inc........................     952      10,672
          Plum Creek Timber Co., Inc..............     532      16,332
          PMC-Sierra, Inc.*.......................     476       4,413
          PNC Financial Services Group............     812      42,451
          Power-One, Inc.*........................     224       1,393
          PPG Industries, Inc.....................     490      30,331
          PPL Corp................................     420      13,894
          Praxair, Inc............................     476      27,118
          Procter & Gamble Co.....................   3,738     333,804
          Progress Energy, Inc....................     644      33,494
          Progress Energy, Inc.--CVO..............     189           0
          Progressive Corp........................     630      36,446
          Providian Financial Corp................     826       4,857
          Public Service Enterprise Group, Inc....     588      25,460
          Pulte Homes, Inc........................     182      10,461
          QLogic Corp.*...........................     266      10,135
          Qualcomm, Inc.*.........................   2,212      60,808
          Quintiles Transnational Corp.*..........     336       4,197
          Qwest Communications International, Inc.   4,830      13,524
          RadioShack Corp.........................     504      15,150
          Rational Software Corp.*................     560       4,598
          Raytheon Co.............................   1,148      46,781
          Reebok International, Ltd.*.............     168       4,956
          Regions Financial Corp..................     658      23,129
          Reliant Energy, Inc.....................     868      14,669
          Robert Half International, Inc.*........     504      11,743
          Rockwell Collins, Inc...................     532      14,587
          Rockwell International Corp.............     532      10,629
          Rohm & Haas Co..........................     630      25,509
          Rowan Cos., Inc.........................     266       5,706
          Royal Dutch Petroleum Co.--ADR..........   6,118     338,142
          Ryder System, Inc.......................     182       4,930
          Sabre Holdings Corp.*...................     420      15,036
          SAFECO Corp.............................     364      11,244
          Safeway, Inc.*..........................   1,386      40,457
          Sanmina-SCI Corp.*......................   1,512       9,541
          Sara Lee Corp...........................   2,254      46,523
          SBC Communications, Inc.................   9,618     293,349
          Schering-Plough Corp....................   4,228     104,009
          Schlumberger, Ltd.......................   1,666      77,469
          Schwab (Charles) Corp...................   3,948      44,217
          Scientific-Atlanta, Inc.................     448       7,370
          Seagate Technology, Inc. (a)*...........     405           0
          Sealed Air Corp.*.......................     238       9,584
          Sears, Roebuck & Co.....................     910      49,413
          Sempra Energy...........................     588      13,012
          Sherwin-Williams Co.....................     434      12,990

          Common Stocks, continued
                                                   Shares     Value
                                                   ------- -----------
         Siebel Systems, Inc.*....................   1,358 $    19,311
         Sigma-Aldrich Corp.......................     210      10,532
         Simon Property Group, Inc................     504      18,567
         Skyworks Solutions, Inc.*................     372       2,065
         SLM Corp.................................     448      43,411
         Snap-on, Inc.............................     168       4,988
         Solectron Corp.*.........................   2,366      14,551
         Southern Co..............................   2,030      55,622
         SouthTrust Corp..........................     994      25,963
         Southwest Airlines Co....................   2,226      35,972
         Sprint Corp. (FON Group).................   2,562      27,183
         Sprint Corp. (PCS Group)*................   2,856      12,766
         St. Jude Medical, Inc.*..................     252      18,610
         St. Paul Companies, Inc..................     602      23,430
         Stanley Works............................     252      10,335
         Staples, Inc.*...........................   1,344      26,477
         Starbucks Corp.*.........................   1,106      27,484
         Starwood Hotels & Resorts Worldwide, Inc.     574      18,879
         State Street Corp........................     938      41,929
         Stilwell Financial, Inc..................     644      11,721
         Stryker Corp.............................     574      30,715
         Sun Microsystems, Inc.*..................   9,352      46,854
         Sunoco, Inc..............................     224       7,981
         SunTrust Banks, Inc......................     826      55,937
         SuperValu, Inc...........................     378       9,272
         Symbol Technologies, Inc.................     658       5,593
         Synovus Financial Corp...................     854      23,502
         Sysco Corp...............................   1,904      51,827
         T. Rowe Price Group, Inc.................     350      11,508
         Target Corp..............................   2,618      99,746
         TECO Energy, Inc.........................     448      11,088
         Tektronix, Inc.*.........................     266       4,977
         Tellabs, Inc.*...........................   1,190       7,378
         Temple-Inland, Inc.......................     154       8,910
         Tenet Healthcare Corp.*..................     938      67,114
         Teradyne, Inc.*..........................     532      12,502
         Texas Instruments, Inc...................   4,998     118,452
         Textron, Inc.............................     406      19,041
         The Pepsi Bottling Group, Inc............     812      25,010
         Thermo Electron Corp.*...................     490       8,085
         Thomas & Betts Corp......................     168       3,125
         Tiffany & Co.............................     420      14,784
         TJX Cos., Inc............................   1,554      30,474
         TMP Worldwide, Inc.*.....................     322       6,923
         Torchmark Corp...........................     350      13,370
         Toys R Us, Inc.*.........................     602      10,517
         Transocean Sedco Forex, Inc..............     924      28,783
         Tribune Co...............................     868      37,758
         TRW, Inc.................................     364      20,741
         Tupperware Corp..........................     168       3,493
         TXU Corp.................................     770      39,694
         Tyco International, Ltd..................   5,754      77,737
         U.S. Bancorp.............................   5,502     128,472
         Unilever NV--ADR.........................   1,652     107,050
         Union Pacific Corp.......................     728      46,067
         Union Planters Corp......................     588      19,034
         Unisys Corp.*............................     924       8,316
         United States Steel Corp.................     294       5,848
         United Technologies Corp.................   1,358      92,208

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
             (Unaudited)                            June 30, 2002

          Common Stocks, continued
                                                   Shares      Value
                                                  --------- -----------
         UnitedHealth Group, Inc.................      882  $    80,747
         Univision Communications, Inc.--Class A*      658       20,661
         Unocal Corp.............................      700       25,858
         UnumProvident Corp......................      700       17,815
         UST, Inc................................      490       16,660
         Veritas Software Corp.*.................    1,176       23,273
         Verizon Communications, Inc.............    7,840      314,777
         VF Corp.................................      322       12,626
         Viacom, Inc.--Class B*..................    5,096      226,110
         Visteon Corp............................      378        5,368
         Vitesse Semiconductor Corp.*............      574        1,785
         Vulcan Materials Co.....................      294       12,877
         Wachovia Corp...........................    3,948      150,734
         Wal-Mart Stores, Inc....................   12,810      704,678
         Walgreen Co.............................    2,954      114,113
         Walt Disney Co..........................    5,880      111,132
         Washington Mutual, Inc..................    2,800      103,908
         Waste Management, Inc...................    1,778       46,317
         Waters Corp.*...........................      378       10,093
         Watson Pharmaceuticals, Inc.*...........      308        7,783
         Wellpoint Health Networks, Inc.*........      420       32,680
         Wells Fargo & Co........................    4,928      246,695
         Wendy's International, Inc..............      336       13,383
         Weyerhaeuser Co.........................      630       40,226
         Whirlpool Corp..........................      196       12,811
         Williams Cos., Inc......................    1,484        8,889
         Winn-Dixie Stores, Inc..................      406        6,330
         Worthington Industries, Inc.............      252        4,561
         Wrigley (WM.) JR Co.....................      644       35,645
         Wyeth...................................    3,822      195,686
         Xcel Energy, Inc........................    1,134       19,017
         Xerox Corp..............................    2,072       14,442
         Xilinx, Inc.*...........................      966       21,667
         XL Capital, Ltd.--Class A...............      392       33,202
         Yahoo!, Inc.*...........................    1,722       25,417
         YUM! Brands, Inc.*......................      854       24,980
         Zimmer Holdings, Inc.*..................      560       19,970
         Zions Bancorp...........................      266       13,859
                                                            -----------
         TOTAL COMMON STOCKS.....................            26,183,684
                                                            -----------
          Federal Home Loan Bank (3.3%)
                                                  Principal
                                                   Amount
                                                  ---------
         Federal Home Loan Bank, 1.35%, 7/1/02... $899,000      898,899
                                                            -----------
         TOTAL FEDERAL HOME LOAN BANK............               898,899
                                                            -----------
         TOTAL INVESTMENTS
          (Cost $25,967,071)/(b)/--99.5%.........            27,082,583
         Other assets in excess of
          liabilities--0.5%......................               123,730
                                                            -----------
         NET ASSETS--100.0%......................           $27,206,313
                                                            ===========

           Futures Contracts Purchased
                                                            Unrealized
                                                  Contracts    Loss
                                                  --------- ----------
          E-mini S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $198,000).............     4      $(6,121)
          S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $1,237,500)...........     5      $(2,051)

------
*Non-income producing security.
/(a)/Escrowed security.
/(b)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $1,543,427
                    Unrealized depreciation....   (427,915)
                                                ----------
                    Net unrealized appreciation $1,115,512
                                                ==========

ADR--American Depositary Receipt.
CVO--Contingent Value Obligation.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
             (Unaudited)                            June 30, 2002


The Bull ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                          Advertising........... 0.2%
                          Aerospace/Defense..... 1.7%
                          Agriculture........... 1.1%
                          Airlines.............. 0.2%
                          Apparel............... 0.3%
                          Auto Manufacturers.... 0.7%
                          Auto Parts & Equipment 0.2%
                          Banks................. 8.0%
                          Beverages............. 3.1%
                          Biotechnology......... 0.8%

                     Building Materials............... 0.2%
                     Chemicals........................ 1.5%
                     Commercial Services.............. 1.0%
                     Computers........................ 3.5%
                     Cosmetics/Personal Care.......... 2.4%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 6.0%
                     Electric......................... 2.7%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.6%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 2.3%
                     Forest & Paper Products.......... 0.6%
                     Health Care...................... 4.4%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products............... 0.4%
                     Insurance........................ 4.6%
                     Internet......................... 0.3%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.3%
                     Machinery & Equipment............ 0.5%
                     Manufacturing.................... 4.9%
                     Media............................ 3.1%
                     Mining........................... 0.8%
                     Office/Business Equipment........ 0.2%
                     Oil & Gas........................ 7.4%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 7.8%
                     Pipelines........................ 0.1%
                     Real Estate Investment Trust..... 0.3%
                     Retail........................... 7.6%
                     Semiconductors................... 3.2%
                     Software......................... 5.0%
                     Telecommunications............... 5.9%
                     Textiles......................... 0.1%
                     Toys/Games/Hobbies............... 0.1%
                     Transportation................... 0.6%
                     Other............................ 3.8%

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $25,967,071)........... $ 27,082,583
        Cash...............................................      117,631
        Dividends and interest receivable..................       39,204
        Deferred organization costs........................           79
        Prepaid and other expenses.........................       26,444
                                                            ------------
         Total Assets......................................   27,265,941
                                                            ------------
      Liabilities:
        Variation margin on futures contracts..............        3,085
        Advisory fees payable..............................       10,659
        Administration fees payable........................        1,503
        Distribution and service fees payable--
         Service Class.....................................       44,381
                                                            ------------
         Total Liabilities.................................       59,628
                                                            ------------
      Net Assets........................................... $ 27,206,313
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 53,681,122
        Accumulated net investment loss....................     (175,135)
        Accumulated net realized losses on investments
         and futures contracts.............................  (27,407,014)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    1,107,340
                                                            ------------
      Net Assets........................................... $ 27,206,313
                                                            ============
      Investor Class:
        Net Assets......................................... $  7,733,786
        Shares of Beneficial Interest Outstanding..........      170,471
        Net Asset Value (offering and redemption price per
         share)............................................ $      45.37
                                                            ============
      Service Class:
        Net Assets......................................... $ 19,472,527
        Shares of Beneficial Interest Outstanding..........      445,740
        Net Asset Value (offering and redemption price per
         share)............................................ $      43.69
                                                            ============

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   193,968
        Interest.............................................      13,042
                                                              -----------
         Total Income........................................     207,010
                                                              -----------
      Expenses:
        Advisory fees........................................     111,845
        Management services fees.............................      22,369
        Administration fees..................................       8,501
        Distribution and service fees--Service Class.........      98,169
        Transfer agent fees..................................      49,809
        Registration and filing fees.........................      46,874
        Custody fees.........................................      34,845
        Fund accounting fees.................................      13,184
        Other fees...........................................      25,549
                                                              -----------
         Total expenses before waivers.......................     411,145
         Less expenses waived by the Investment Advisor......     (22,094)
                                                              -----------
         Net Expenses........................................     389,051
                                                              -----------
      Net Investment Loss....................................    (182,041)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................  (5,147,704)
        Net realized losses on futures contracts.............    (687,864)
        Net change in unrealized appreciation/(depreciation)
         on investments and futures contracts................  (1,092,438)
                                                              -----------
         Net realized and unrealized losses on investments
          and futures contracts..............................  (6,928,006)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(7,110,047)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Statements of Changes in Net Assets
                                                 For the           For the
                                             six months ended    year ended
                                              June 30, 2002   December 31, 2001
                                             ---------------- -----------------
                                               (Unaudited)
From Investment Activities:
Operations:
 Net investment loss........................  $    (182,041)    $    (157,431)
 Net realized losses on investments.........     (5,147,704)       (3,788,173)
 Net realized gains/(losses) on futures
   contracts................................       (687,864)        1,047,441
 Net change in unrealized
   appreciation/(depreciation) on
   investments and futures contracts........     (1,092,438)        3,273,547
                                              -------------     -------------
 Change in net assets resulting from
   operations...............................     (7,110,047)          375,384
                                              -------------     -------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class...........................    216,392,057       576,927,177
   Service Class............................    531,483,438       830,994,914
 Cost of shares redeemed
   Investor Class...........................   (216,375,506)     (587,160,616)
   Service Class............................   (549,892,488)     (793,969,038)
                                              -------------     -------------
 Change in net assets resulting from
   capital transactions.....................    (18,392,499)       26,792,437
                                              -------------     -------------
 Change in net assets.......................    (25,502,546)       27,167,821
Net Assets:
 Beginning of period........................     52,708,859        25,541,038
                                              -------------     -------------
 End of period..............................  $  27,206,313     $  52,708,859
                                              =============     =============
Share Transactions:
 Issued
   Investor Class...........................      4,244,651        10,328,543
   Service Class............................     10,801,548        15,227,762
 Redeemed
   Investor Class...........................     (4,258,466)      (10,460,925)
   Service Class............................    (11,186,129)      (14,487,852)
                                              -------------     -------------
 Change in shares...........................       (398,396)          607,528
                                              =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                  Investor Class/(a)/
                                       ------------------------------------------------------------------------------------
                                            For the           For the           For the        For the        For the
                                          six months         year ended        year ended     year ended     year ended
                                             ended          December 31,      December 31,   December 31,   December 31,
                                         June 30, 2002          2001              2000           1999           1998
                                       -------------      ------------      ------------     ------------  ------------
                                          (Unaudited)
Net Asset Value, Beginning of
 Period...............................  $    53.44         $    63.09       $     73.20      $      62.48   $    49.45
                                        ----------         ----------       -----------      ------------   ----------
Investment Activities:
  Net investment income/(loss)........       (0.17)/(c)/        (0.04)/(c)/        0.57/(c)/         0.34         1.63/(c)/
  Net realized and unrealized
   gains/(losses) on investments and
   futures contracts..................       (7.90)             (9.61)            (9.70)            10.41        11.49
                                        ----------         ----------       -----------      ------------   ----------
  Total income/(loss) from investment
   activities.........................       (8.07)             (9.65)            (9.13)            10.75        13.12
                                        ----------         ----------       -----------      ------------   ----------
Distributions to Shareholders From:
  Net investment income...............          --                 --                --             (0.02)       (0.04)
  Net realized gains on investments
   and futures contracts..............          --                 --             (0.98)            (0.01)       (0.05)
                                        ----------         ----------       -----------      ------------   ----------
  Total distributions.................          --                 --             (0.98)            (0.03)       (0.09)
                                        ----------         ----------       -----------      ------------   ----------
Net Asset Value, End of Period........  $    45.37         $    53.44       $     63.09      $      73.20   $    62.48
                                        ==========         ==========       ===========      ============   ==========
Total Return..........................      (15.10)%/(d)/      (15.30)%          (12.48)%           17.18%       26.57%
Ratios/Supplemental Data:
Net assets, end of period.............  $7,733,786         $9,847,714       $19,978,866      $116,208,049   $7,543,922
Ratio of expenses to average net
 assets...............................        1.95%/(e)/         1.89%             1.54%             1.40%        1.63%
Ratio of net investment income/(loss)
 to average net assets................       (0.69)%/(e)/       (0.08)%            0.81%             1.96%        2.84%
Ratio of expenses to average net
 assets*..............................        2.10%/(e)/         2.03%             1.54%             1.53%        2.40%
Portfolio turnover/(f)/...............        1978%              3058%             3603%             1288%          --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                          For the period
                                       December 1, 1997/(b)/
                                             through
                                        December 31, 1997
                                       --------------------

Net Asset Value, Beginning of
 Period...............................       $ 50.00
                                             -------
Investment Activities:
  Net investment income/(loss)........          0.10
  Net realized and unrealized
   gains/(losses) on investments and
   futures contracts..................         (0.65)
                                             -------
  Total income/(loss) from investment
   activities.........................         (0.55)
                                             -------
Distributions to Shareholders From:
  Net investment income...............            --
  Net realized gains on investments
   and futures contracts..............            --
                                             -------
  Total distributions.................            --
                                             -------
Net Asset Value, End of Period........       $ 49.45
                                             =======
Total Return..........................         (1.10)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period.............       $46,281
Ratio of expenses to average net
 assets...............................          1.33%/(e)/
Ratio of net investment income/(loss)
 to average net assets................          2.97%/(e)/
Ratio of expenses to average net
 assets*..............................        423.48%/(e)/
Portfolio turnover/(f)/...............            --

------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights, continued
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                                                                    Service Class/(a)/
                                         ------------------------------------------------------------------------------------
                                              For the            For the           For the         For the      For the
                                            six months          year ended        year ended      year ended   year ended
                                               ended           December 31,      December 31,    December 31, December 31,
                                           June 30, 2002           2001              2000            1999         1998
                                         -------------       ------------      ------------      ------------ ------------
                                            (Unaudited)
Net Asset Value, Beginning of Period....  $     51.62        $     61.52        $    72.01       $     62.12    $  49.45
                                          -----------        -----------        ----------       -----------    --------
Investment Activities:
 Net investment income/(loss)...........        (0.36)/(c)/        (0.58)/(c)/       (0.05)/(c)/        0.11        1.08/(c)/
 Net realized and
   unrealized gains/(losses) on
   investments and futures contracts....        (7.57)             (9.32)            (9.46)             9.79       11.64
                                          -----------        -----------        ----------       -----------    --------
 Total income/(loss) from
   investment activities................        (7.93)             (9.90)            (9.51)             9.90       12.72
                                          -----------        -----------        ----------       -----------    --------
Distributions to Shareholders From:
 Net investment income..................           --                 --                --                --          --/(d)/
 Net realized gains on investments
   and futures contracts................           --                 --             (0.98)            (0.01)      (0.05)
                                          -----------        -----------        ----------       -----------    --------
 Total distributions....................           --                 --             (0.98)            (0.01)      (0.05)
                                          -----------        -----------        ----------       -----------    --------
Net Asset Value, End of Period..........  $     43.69        $     51.62        $    61.52       $     72.01    $  62.12
                                          ===========        ===========        ==========       ===========    ========
Total Return............................       (15.36)%/(e)/      (16.09)%          (13.22)%           15.97%      25.68%
Ratios/Supplemental Data:
Net assets, end of period...............  $19,472,527        $42,861,145        $5,562,172       $30,879,600    $589,547
Ratio of expenses to average net assets.         2.95%/(f)/         2.95%             2.38%             2.35%       2.67%
Ratio of net investment income/(loss)
 to average net assets..................        (1.50)%/(f)/       (1.06)%           (0.07)%            0.70%       1.89%
Ratio of expenses to average net assets*         3.10%/(f)/         3.08%             2.38%             2.48%       3.30%
Portfolio turnover/(g)/.................         1978%              3058%             3603%             1288%         --

 Financial Highlights, continued
Selected data for a share of beneficial
interest outstanding throughout the periods indicated.


                                            For the period
                                         December 1, 1997/(b)/
                                               through
                                          December 31, 1997
                                         --------------------

Net Asset Value, Beginning of Period....       $ 50.00
                                               -------
Investment Activities:
 Net investment income/(loss)...........            --
 Net realized and
   unrealized gains/(losses) on
   investments and futures contracts....         (0.55)
                                               -------
 Total income/(loss) from
   investment activities................         (0.55)
                                               -------
Distributions to Shareholders From:
 Net investment income..................            --
 Net realized gains on investments
   and futures contracts................            --
                                               -------
 Total distributions....................            --
                                               -------
Net Asset Value, End of Period..........       $ 49.45
                                               =======
Total Return............................         (1.10)%/(e)/
Ratios/Supplemental Data:
Net assets, end of period...............       $    10
Ratio of expenses to average net assets.          1.33%/(f)/
Ratio of net investment income/(loss)
 to average net assets..................            --/(f)/
Ratio of expenses to average net assets*        424.48%/(f)/
Portfolio turnover/(g)/.................            --

------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Amount is less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
             (Unaudited)                            June 30, 2002


         Common Stocks (90.1%)
                                                      Shares    Value
                                                     -------- ----------
        3Com Corp.*.................................      304 $    1,338
        99 Cents Only Stores*.......................       56      1,436
        Abercrombie & Fitch Co.--Class A*...........       88      2,123
        Activision, Inc.*...........................       56      1,627
        Acxiom Corp.*...............................       72      1,259
        ADTRAN, Inc.*...............................       32        608
        Advanced Fibre Communications, Inc.*........       72      1,191
        AdvancePCS*.................................       80      1,915
        Advent Software, Inc.*......................       32        822
        Affiliated Computer Services, Inc.--Class A*      112      5,319
        AGCO Corp...................................       64      1,248
        AGL Resources, Inc..........................       48      1,114
        Airborne, Inc...............................       40        768
        Airgas, Inc.*...............................       56        969
        AK Steel Holding Corp.......................       96      1,230
        Alaska Air Group, Inc.*.....................       24        626
        Albany International Corp.--Class A.........       24        646
        Albemarle Corp..............................       32        984
        Alexander & Baldwin, Inc....................       32        817
        ALLETE, Inc.................................       72      1,951
        Alliant Energy Corp.........................       80      2,056
        Allmerica Financial Corp....................       48      2,218
        American Eagle Outfitters, Inc.*............       64      1,353
        American Financial Group, Inc...............       56      1,338
        American Water Works Co., Inc...............       88      3,802
        AmeriCredit Corp.*..........................       72      2,020
        Amerus Group Co.............................       32      1,187
        Ametek, Inc.................................       32      1,192
        Apogent Technologies, Inc.*.................       88      1,810
        Apria Healthcare Group, Inc.*...............       48      1,075
        Aquilla, Inc................................      120        960
        Arch Coal, Inc..............................       48      1,090
        Arrow Electronics, Inc.*....................       88      1,826
        Arthur J. Gallagher & Co....................       72      2,495
        ArvinMeritor, Inc...........................       56      1,344
        Ascential Software Corp.*...................      216        603
        Associated Banc-Corp........................       63      2,376
        Astoria Financial Corp......................       80      2,564
        Atlas Air, Inc.*............................       32        118
        Atmel Corp.*................................      400      2,504
        Avnet, Inc..................................      104      2,287
        Avocent Corp.*..............................       40        637
        Bandag, Inc.................................       16        453
        Bank of Hawaii Corp.........................       64      1,792
        Banknorth Group, Inc........................      128      3,331
        Banta Corp..................................       24        862
        Barnes & Noble, Inc.*.......................       56      1,480
        Barr Laboratories, Inc.*....................       40      2,541
        Beckman Coulter, Inc........................       56      2,794
        Belo (A.H.) Corp.--Class A..................       96      2,171
        BJ's Wholesale Club, Inc.*..................       64      2,464
        Black Hills Corp............................       24        831
        Blyth, Inc..................................       40      1,249
        Bob Evans Farms, Inc........................       32      1,007
        Borders Group, Inc.*........................       72      1,325
        BorgWarner, Inc.............................       24      1,386
        Bowater, Inc................................       48      2,611
        Brinker International, Inc.*................       80      2,540
        Broadwing, Inc.*............................      184        478

               Common Stocks, continued
                                                Shares    Value
                                               -------- ----------
              C.H. Robinson Worldwide, Inc....       72 $    2,414
              Cabot Corp......................       56      1,604
              Cabot Microelectronics Corp.*...       24      1,036
              Cadence Design Systems, Inc.*...      216      3,482
              Callaway Golf Co................       64      1,014
              Carlisle Companies, Inc.........       24      1,080
              Carpenter Technology Corp.......       16        461
              Catalina Marketing Corp.*.......       48      1,355
              CBRL Group, Inc.................       48      1,465
              CDW Computer Centers, Inc.*.....       72      3,371
              Ceridian Corp.*.................      128      2,429
              Certegy, Inc.*..................       56      2,078
              CheckFree Holdings Corp.*.......       64      1,001
              Choicepoint, Inc.*..............       72      3,274
              Church & Dwight, Inc............       32      1,003
              Cirrus Logic, Inc.*.............       72        539
              City National Corp..............       40      2,150
              Claire's Stores, Inc............       40        916
              Clayton Homes, Inc..............      120      1,896
              CLECO Corp......................       40        876
              CNF, Inc........................       40      1,519
              Coach, Inc.*....................       40      2,196
              Colonial BancGroup, Inc.........      104      1,560
              Commerce Bancorp, Inc...........       56      2,475
              Commscope, Inc.*................       56        700
              Compass Bancshares, Inc.........      112      3,763
              Conectiv, Inc...................       72      1,858
              Constellation Brands, Inc.*.....       80      2,560
              Cooper Cameron Corp.*...........       48      2,324
              Copart, Inc.*...................       80      1,298
              Covance, Inc.*..................       56      1,050
              Credence Systems Corp.*.........       48        853
              Cree Research, Inc.*............       64        847
              Crompton Corp...................       96      1,224
              CSG Systems International, Inc.*       48        919
              Cypress Semiconductor Corp.*....      104      1,579
              Cytec Industries, Inc.*.........       32      1,006
              CYTYC Corp.*....................      104        792
              D.R. Horton, Inc................      128      3,332
              Dean Foods Co.*.................       80      2,984
              DENTSPLY International, Inc.....       64      2,362
              DeVRY, Inc.*....................       56      1,279
              Dial Corp.......................       80      1,601
              Diebold, Inc....................       64      2,383
              Dole Food Co., Inc..............       48      1,385
              Dollar Tree Stores, Inc.*.......       96      3,784
              Donaldson Company, Inc..........       40      1,402
              DPL, Inc........................      112      2,963
              DQE, Inc........................       48        672
              Dreyer's Grand Ice Cream, Inc...       32      2,195
              DST Systems, Inc.*..............      104      4,754
              Dun & Bradstreet Corp.*.........       64      2,115
              Dycom Industries, Inc.*.........       40        468
              Eaton Vance Corp................       56      1,747
              Education Management Corp.*.....       32      1,303
              Edwards (A.G.), Inc.............       72      2,800
              Edwards Lifesciences Corp.*.....       48      1,114
              EGL, Inc.*......................       40        678
              Electronic Arts, Inc.*..........      120      7,927

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
             (Unaudited)                            June 30, 2002

         Common Stocks, continued
                                                      Shares    Value
                                                     -------- ----------
        Emmis Communications Corp.*.................       48 $    1,017
        Energizer Holdings, Inc.*...................       80      2,194
        Energy East Corp............................       96      2,170
        Ensco International, Inc....................      112      3,053
        Entercom Communications Corp.*..............       40      1,836
        Equitable Resources, Inc....................       56      1,921
        ETRADE Group, Inc.*.........................      304      1,660
        Everest Re Group, Ltd.......................       40      2,238
        Expeditors International of Washington, Inc.       96      3,184
        Express Scripts, Inc.--Class A*.............       72      3,608
        Extended Stay America, Inc.*................       80      1,298
        Fairchild Semiconductor International, Inc.*       96      2,333
        Fastenal Co.................................       64      2,464
        Federal Signal Corp.........................       40        960
        FEI Co.*....................................       24        588
        Ferro Corp..................................       32        965
        Fidelity National Financial, Inc............       80      2,528
        First Health Group Corp.*...................       88      2,468
        First Virginia Banks, Inc...................       40      2,145
        FirstMerit Corp.............................       72      1,986
        Flowserve Corp.*............................       48      1,431
        FMC Corp.*..................................       32        965
        FMC Technologies, Inc.*.....................       56      1,163
        Forest Oil Corp.*...........................       40      1,137
        Fuller (H. B.) Co...........................       24        703
        Furniture Brands International, Inc.*.......       48      1,452
        Gartner Group, Inc.--Class B*...............       72        677
        GATX Corp...................................       40      1,204
        Gentex Corp.*...............................       64      1,758
        Gilead Sciences, Inc.*......................      168      5,524
        Glatfelter (P.H.) Co........................       40        752
        Golden State Bancorp, Inc...................      120      4,350
        GrafTech International, Ltd.*...............       48        590
        Granite Construction, Inc...................       32        810
        Grant Prideco, Inc.*........................       96      1,306
        Great Plains Energy, Inc....................       56      1,140
        Greater Bay Bancorp.........................       40      1,230
        GreenPoint Financial Corp...................       88      4,321
        GTECH Holdings Corp.*.......................       48      1,226
        Hanover Compressor Co.*.....................       56        756
        Harris Corp.................................       56      2,029
        Harsco Corp.................................       32      1,200
        Harte-Hanks, Inc............................       89      1,829
        Hawaiian Electric Industries, Inc...........       32      1,362
        HCC Insurance Holdings, Inc.................       56      1,476
        Health Net, Inc.*...........................      104      2,784
        Helmerich & Payne, Inc......................       40      1,429
        Henry (Jack) & Associates, Inc..............       80      1,335
        Henry Schein, Inc.*.........................       40      1,780
        Herman Miller, Inc..........................       64      1,299
        Hibernia Corp...............................      136      2,691
        Hillenbrand Industries, Inc.................       56      3,144
        Hispanic Broadcasting Corp.--Class A*.......       96      2,506
        HON Industries, Inc.........................       48      1,307
        Horace Mann Educators Corp..................       32        597
        Hormel Foods Corp...........................      120      2,873
        Hospitality Properties Trust................       56      2,044
        Hubbell, Inc.--Class B......................       48      1,640
        ICN Pharmaceuticals, Inc....................       72      1,743

             Common Stocks, continued
                                                 Shares    Value
                                                -------- ----------
            IDACORP, Inc.......................       32 $      886
            IDEC Pharmaceuticals Corp.*........      128      4,538
            Imation Corp.*.....................       32        952
            IMC Global, Inc....................       96      1,200
            Incyte Genomics, Inc.*.............       56        407
            Independence Community Bank Corp...       48      1,379
            IndyMac Bancorp, Inc.*.............       48      1,089
            InFocus Corp.*.....................       32        377
            Integrated Device Technology, Inc.*       88      1,596
            International Rectifier Corp.*.....       56      1,632
            International Speedway Corp........       48      1,925
            Internet Security Systems, Inc.*...       40        525
            Intersil Corp.--Class A*...........      120      2,566
            Interstate Bakeries Corp...........       40      1,155
            Investment Technology Group, Inc.*.       40      1,308
            Investors Financial Services Corp..       56      1,878
            IVAX Corp.*........................      168      1,814
            J.B. Hunt Transport Services, Inc.*       32        945
            Jacobs Engineering Group, Inc.*....       48      1,669
            JM Smucker Co......................       40      1,365
            Kaydon Corp........................       24        567
            Keane, Inc.*.......................       64        794
            Kelly Services, Inc.--Class A......       32        864
            KEMET Corp.*.......................       72      1,286
            Kennametal, Inc....................       32      1,171
            Korn/Ferry International*..........       32        291
            L-3 Communications Holdings, Inc.*.       64      3,456
            LaBranche & Co., Inc.*.............       48      1,099
            Lam Research Corp.*................      112      2,014
            Lancaster Colony Corp..............       32      1,141
            Lattice Semiconductor Corp.*.......       96        839
            Lear Corp.*........................       56      2,590
            Lee Enterprises, Inc...............       40      1,400
            Legato Systems, Inc.*..............       96        346
            Legg Mason, Inc....................       56      2,763
            Lennar Corp........................       56      3,427
            Leucadia National Corp.............       48      1,520
            LifePoint Hospitals, Inc.*.........       32      1,162
            Lincare Holdings, Inc.*............       96      3,101
            Longs Drug Stores Corp.............       32        905
            Longview Fibre Co..................       40        377
            LTX Corp.*.........................       40        571
            Lubrizol Corp......................       40      1,340
            Lyondell Chemical Co...............      104      1,570
            M&T Bank Corp......................       80      6,860
            Macromedia, Inc.*..................       48        426
            Macrovision Corp.*.................       40        524
            Mandalay Resort Group*.............       56      1,544
            Manpower, Inc......................       64      2,352
            Martin Marietta Materials..........       40      1,560
            McCormick & Company, Inc...........      120      3,090
            McDATA Corp.--Class A*.............       96        846
            MDU Resources Group, Inc...........       64      1,683
            Media General, Inc.--Class A.......       16        960
            Mentor Graphics Corp.*.............       56        796
            Mercantile Bankshares Corp.........       56      2,298
            Metris Cos., Inc...................       56        465
            Michaels Stores, Inc.*.............       56      2,184
            Micrel, Inc.*......................       80      1,150

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
             (Unaudited)                            June 30, 2002

             Common Stocks, continued
                                                 Shares    Value
                                                -------- ----------
            Microchip Technology, Inc.*........      168 $    4,608
            Millennium Pharmaceuticals, Inc.*..      240      2,916
            Minerals Technologies, Inc.........       16        789
            MIPS Technologies, Inc.--Class B*..       32        178
            Modine Manufacturing Co............       32        787
            Mohawk Industries, Inc.*...........       56      3,446
            MONY Group, Inc....................       40      1,360
            MPS Group, Inc.*...................       88        748
            Murphy Oil Corp....................       40      3,299
            Mylan Laboratories, Inc............      104      3,260
            National Commerce Financial Corp...      176      4,629
            National Fuel Gas Co...............       72      1,621
            National Instruments Corp.*........       48      1,563
            National-Oilwell, Inc.*............       72      1,516
            NCO Group, Inc.*...................       24        523
            Neiman Marcus Group, Inc.--Class A*       40      1,388
            Network Associates, Inc.*..........      128      2,467
            Neuberger Berman, Inc..............       64      2,342
            New Plan Excel Realty Trust, Inc...       80      1,666
            New York Community Bancorp.........       88      2,385
            Newport Corp.......................       32        501
            Noble Energy, Inc..................       48      1,730
            Nordson Corp.......................       32        789
            North Fork Bancorp, Inc............      144      5,732
            Northeast Utilities System.........      120      2,257
            NSTAR..............................       48      2,149
            Ocean Energy, Inc..................      152      3,293
            OGE Energy Corp....................       64      1,463
            Ohio Casualty Corp.*...............       48      1,003
            Old Republic International Corp....      104      3,276
            Olin Corp..........................       40        886
            Omnicare, Inc......................       80      2,101
            ONEOK, Inc.........................       48      1,054
            Outback Steakhouse, Inc.*..........       64      2,246
            Oxford Health Plans, Inc.*.........       72      3,345
            PacifiCare Health Systems, Inc.*...       32        870
            Packaging Corporation of America*..       88      1,750
            Papa John's International, Inc.*...       16        534
            Park Place Entertainment Corp.*....      256      2,624
            Patterson Dental Co.*..............       56      2,818
            Patterson-UTI Energy, Inc.*........       64      1,807
            Payless ShoeSource, Inc.*..........       16        922
            Pennzoil-Quaker State Co...........       72      1,550
            Pentair, Inc.......................       40      1,923
            PepsiAmericas, Inc.................      136      2,032
            Perrigo Co.*.......................       64        832
            Pioneer Natural Resources Co.*.....       96      2,501
            Pittston Brink's Group.............       48      1,152
            Plantronics, Inc.*.................       40        760
            Plexus Corp.*......................       32        579
            PMI Group, Inc.....................       80      3,056
            PNM Resources, Inc.................       32        774
            Polycom, Inc.*.....................       88      1,055
            Potlatch Corp......................       24        816
            Potomac Electric Power Co..........       88      1,890
            Powerwave Technologies, Inc.*......       56        513
            Precision Castparts Corp...........       48      1,584
            Price Communications Corp.*........       48        768
            Pride International, Inc.*.........      112      1,754

           Common Stocks, continued
                                                   Shares    Value
                                                  -------- ----------
          Protective Life Corp...................       56 $    1,854
          Protein Design Labs, Inc.*.............       72        782
          Provident Financial Group, Inc.........       40      1,160
          Puget Energy, Inc......................       72      1,487
          Quanta Services, Inc.*.................       56        553
          Quantum Corp.--DLT & Storage Systems
           Group*................................      136        571
          Quest Diagnostics, Inc.*...............       80      6,885
          Questar Corp...........................       72      1,778
          R.J. Reynolds Tobacco Holdings.........       80      4,300
          Radian Group, Inc......................       80      3,908
          Rayonier, Inc..........................       24      1,179
          Reader's Digest Association, Inc.......       88      1,648
          Republic Services, Inc.*...............      144      2,746
          Retek, Inc.*...........................       48      1,166
          Reynolds & Reynolds Co.................       56      1,565
          RF Micro Devices, Inc.*................      144      1,097
          Rollins, Inc...........................       24        488
          Roslyn Bancorp, Inc....................       72      1,572
          Ross Stores, Inc.......................       64      2,608
          RPM, Inc...............................       96      1,464
          RSA Security, Inc.*....................       48        231
          Ruddick Corp...........................       40        678
          Saks, Inc.*............................      120      1,541
          Sandisk Corp.*.........................       56        694
          SCANA Corp.............................       88      2,717
          Scholastic Corp.*......................       32      1,213
          Schulman (A.), Inc.....................       24        515
          SEI Investments Co.....................       96      2,704
          Semtech Corp.*.........................       64      1,709
          Sensient Technologies Corp.............       40        910
          Sepracor, Inc.*........................       72        688
          Sequa Corp.--Class A*..................        8        523
          Sierra Pacific Resources...............       88        686
          Silicon Valley Bancshares*.............       40      1,054
          Six Flags, Inc.*.......................       80      1,156
          Smith International, Inc.*.............       40      2,728
          Smithfield Foods, Inc..................       96      1,781
          Solutia, Inc...........................       88        618
          Sonoco Products Co.....................       80      2,266
          Sotheby's Holdings, Inc.--Class A*.....       56        798
          Sovereign Bancorp, Inc.................      224      3,349
          SPX Corp.*.............................       32      3,759
          StanCorp Financial Group, Inc..........       24      1,332
          STERIS Corp.*..........................       56      1,070
          Stewart & Stevenson Services, Inc......       24        426
          Storage Technology Corp.*..............       88      1,405
          SunGard Data Systems, Inc.*............      240      6,356
          Superior Industries International, Inc.       24      1,110
          Swift Transportation Co., Inc.*........       72      1,678
          Sybase, Inc.*..........................       88        928
          Sykes Enterprises, Inc.*...............       32        246
          Sylvan Learning Systems, Inc.*.........       32        638
          Symantec Corp.*........................      120      3,941
          Synopsys, Inc.*........................       64      3,508
          TCF Financial Corp.....................       64      3,142
          Tech Data Corp.*.......................       48      1,817
          Tecumseh Products Co...................       16        849
          Teleflex, Inc..........................       32      1,829

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
             (Unaudited)                            June 30, 2002

         Common Stocks, continued
                                                   Shares      Value
                                                  --------- ----------
        Telephone & Data Systems, Inc............        48 $    2,907
        The Cheesecake Factory, Inc.*............        40      1,419
        Tidewater, Inc...........................        48      1,580
        Timberland Co.--Class A*.................        32      1,146
        Titan Corp.*.............................        64      1,171
        Tootsie Roll Industries, Inc.............        48      1,851
        Transaction Systems Architects, Inc.*....        32        376
        Triad Hospitals, Inc.*...................        64      2,712
        Trigon Healthcare, Inc.*.................        32      3,219
        Trinity Industries, Inc..................        40        829
        TriQuint Semiconductor, Inc.*............       112        718
        Tyson Foods, Inc.--Class A...............       304      4,715
        Unifi, Inc.*.............................        48        523
        United Rentals, Inc.*....................        64      1,395
        Unitrin, Inc.............................        56      2,003
        Universal Corp...........................        24        881
        Universal Health Services, Inc.--Class B*        48      2,352
        Valassis Communications, Inc.*...........        48      1,752
        Valero Energy Corp.......................        88      3,293
        Valspar Corp.............................        40      1,806
        Varco International, Inc.*...............        80      1,403
        Varian Medical Systems, Inc.*............        56      2,271
        Vectren Corp.............................        56      1,406
        Vertex Pharmaceuticals, Inc.*............        64      1,042
        Viad Corp................................        80      2,080
        Vishay Intertechnology, Inc.*............       136      2,992
        VISX, Inc.*..............................        48        523
        Waddell & Reed Financial, Inc............        72      1,650
        Wallace Computer Services, Inc...........        32        688
        Washington Post Co.--Class B.............         8      4,359
        Wausau-Mosinee Paper Corp................        48        578
        Weatherford International, Ltd.*.........       104      4,492
        Webster Financial Corp...................        40      1,530
        Westamerica Bancorporation...............        32      1,266
        Westar Energy, Inc.......................        64        982
        Western Gas Resources, Inc...............        32      1,197
        Westwood One, Inc.*......................        88      2,941
        WGL Holdings, Inc........................        40      1,036
        Whole Foods Market, Inc.*................        48      2,315
        Williams-Sonoma, Inc.*...................        96      2,944
        Wilmington Trust Corp....................        56      1,708
        Wind River Systems, Inc.*................        64        321
        Wisconsin Energy Corp....................        96      2,426
        WPS Resources Corp.......................        24        980
        York International Corp..................        32      1,081
                                                            ----------
        TOTAL COMMON STOCKS......................              694,536
                                                            ----------
         Federal Home Loan Bank (105.9%)
                                                  Principal
                                                   Amount
                                                  ---------
        Federal Home Loan Bank, 1.35%, 07/01/02.. $ 817,000    816,908
                                                            ----------
        TOTAL FEDERAL HOME LOAN BANK.............              816,908
                                                            ----------
        TOTAL INVESTMENTS
         (Cost $1,411,663)/(a)/--196.0%..........            1,511,444
        Liabilities in excess of other
         assets--(96.0)%.........................             (740,413)
                                                            ----------
        NET ASSETS--100.0%.......................           $  771,031
                                                            ==========

           Futures Contracts Purchased
                                                          Unrealized
                                                Contracts    Loss
                                                --------- ----------
          E-mini S&P MidCap 400 Future Contract
           expiring September 2002 (Underlying
           face amount at value $97,900).......     2        $(1,130)

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $100,610
                     Unrealized depreciation....     (829)
                                                 --------
                     Net unrealized appreciation $ 99,781
                                                 ========

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
             (Unaudited)                            June 30, 2002


The Mid-Cap ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                     Advertising...................... 0.4%
                     Aerospace/Defense................ 0.7%
                     Agriculture...................... 0.7%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.5%
                     Auto Parts & Equipment........... 1.0%
                     Banks............................ 9.9%
                     Beverages........................ 0.6%
                     Biotechnology.................... 1.1%
                     Building Materials............... 0.3%
                     Chemicals........................ 2.4%
                     Coal............................. 0.1%
                     Commercial Services.............. 2.5%
                     Computers........................ 4.5%
                     Distribution/Wholesale........... 0.6%
                     Diversified Financial Services... 2.1%
                     Electric......................... 4.7%
                     Electrical Components & Equipment 0.5%
                     Electronics...................... 1.4%
                     Engineering & Construction....... 0.4%
                     Entertainment.................... 0.6%
                     Environmental Control............ 0.4%
                     Food............................. 3.5%
                     Forest & Paper Products.......... 0.8%
                     Health Care...................... 6.4%
                     Home Builders.................... 1.1%
                     Home Furnishings................. 0.3%
                     Household Products............... 0.8%
                     Insurance........................ 4.3%
                     Internet......................... 1.7%
                     Iron/Steel....................... 0.2%
                     Leisure Time..................... 0.1%
                     Lodging.......................... 0.7%
                     Machinery & Equipment............ 1.3%
                     Manufacturing.................... 2.0%
                     Media............................ 2.6%
                     Metals........................... 0.3%
                     Office/Business Equipment........ 0.3%
                     Oil & Gas........................ 5.2%
                     Oil & Gas Equipment & Services... 0.7%
                     Packaging & Containers........... 0.5%
                     Pharmaceuticals.................. 3.3%
                     Pipelines........................ 1.0%
                     Real Estate Investment Trust..... 0.5%
                     Retail........................... 5.4%
                     Semiconductors................... 3.4%
                     Software......................... 3.8%
                     Telecommunications............... 1.7%
                     Textiles......................... 0.4%
                     Transportation................... 1.6%
                     Trucking & Leasing............... 0.2%
                     Water............................ 0.5%
                     Other............................ 9.9%

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $1,411,663).............. $1,511,444
        Cash.................................................     56,630
        Dividends and interest receivable....................        861
        Receivable for investments sold......................  4,345,810
        Receivable for capital shares issued.................      8,662
        Receivable from Investment Advisor...................      2,056
        Variation margin on futures contracts................      7,394
        Prepaid and other expenses...........................     18,449
                                                              ----------
         Total Assets........................................  5,951,306
                                                              ----------
      Liabilities:
        Payable for capital shares redeemed..................  5,173,746
        Administration fees payable..........................         95
        Distribution and service fees payable--Service Class.      6,434
                                                              ----------
         Total Liabilities...................................  5,180,275
                                                              ----------
      Net Assets............................................. $  771,031
                                                              ==========
      Net Assets consist of:
        Capital.............................................. $1,121,125
        Accumulated net investment loss......................    (50,636)
        Accumulated net realized losses on investments and
         futures contracts...................................   (398,109)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts...................     98,651
                                                              ----------
      Net Assets............................................. $  771,031
                                                              ==========
      Investor Class:
        Net Assets........................................... $  442,767
        Shares of Beneficial Interest Outstanding............     15,387
        Net Asset Value (offering and redemption price per
         share).............................................. $    28.78
                                                              ==========
      Service Class:
        Net Assets........................................... $  328,264
        Shares of Beneficial Interest Outstanding............     11,422
        Net Asset Value (offering and redemption price per
         share).............................................. $    28.74
                                                              ==========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $  32,018
       Interest................................................     2,058
                                                                ---------
        Total Income...........................................    34,076
                                                                ---------
     Expenses:
       Advisory fees...........................................    25,717
       Management services fees................................     5,143
       Administration fees.....................................     1,104
       Distribution and service fees payable--Service Class....    13,593
       Transfer agent fees.....................................     5,572
       Registration and filing fees............................    22,401
       Custody fees............................................    17,960
       Fund accounting fees....................................     1,517
       Other fees..............................................     3,808
                                                                ---------
        Total Expenses before waivers..........................    96,815
        Less Expenses waived by the Investment Advisor.........   (16,357)
                                                                ---------
        Net Expenses...........................................    80,458
                                                                ---------
     Net Investment Loss.......................................   (46,382)
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments......................  (132,458)
       Net realized losses on futures contracts................  (151,952)
       Net change in unrealized appreciation/(depreciation) on
        investments and futures contracts......................   (34,902)
                                                                ---------
        Net realized and unrealized losses on investments
         and futures contracts.................................  (319,312)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(365,694)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund


 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      September 4, 2001/(a)/
                                                                       six months ended        through
                                                                        June 30, 2002     December 31, 2001
                                                                       ---------------- ---------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.................................................   $    (46,382)      $     (4,508)
  Net realized losses on investments..................................       (132,458)           (98,930)
  Net realized losses on futures contracts............................       (151,952)            (5,752)
  Net change in unrealized appreciation/(depreciation) on investments
   and futures contracts..............................................        (34,902)           133,553
                                                                         ------------       ------------
  Change in net assets resulting from operations......................       (365,694)            24,363
                                                                         ------------       ------------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts
   Investor Class.....................................................             --             (8,819)
   Service Class......................................................             --                 --/(b)/
                                                                         ------------       ------------
  Change in net assets resulting from distributions...................             --             (8,819)
                                                                         ------------       ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.....................................................     64,422,781          9,038,150
   Service Class......................................................     83,403,384         17,482,241
  Dividends reinvested
   Investor Class.....................................................             --              8,392
   Service Class......................................................             --                 --/(b)/
  Cost of shares redeemed
   Investor Class.....................................................    (66,430,561)        (6,233,861)
   Service Class......................................................    (84,257,332)       (16,312,013)
                                                                         ------------       ------------
  Change in net assets resulting form capital transactions............     (2,861,728)         3,982,909
                                                                         ------------       ------------
  Change in net assets................................................     (3,227,422)         3,998,453
Net Assets:
  Beginning of period.................................................      3,998,453                 --
                                                                         ------------       ------------
  End of period.......................................................   $    771,031       $  3,998,453
                                                                         ============       ============
Share Transactions:
  Issued
   Investor Class.....................................................      2,052,724            308,096
   Service Class......................................................      2,733,430            593,794
  Reinvested
   Investor Class.....................................................             --                278
   Service Class......................................................             --                 --/(b)/
  Redeemed
   Investor Class.....................................................     (2,132,539)          (213,172)
   Service Class......................................................     (2,757,819)          (557,983)
                                                                         ------------       ------------
Change in shares......................................................       (104,204)           131,013
                                                                         ============       ============

------
/(a)/Commencement of operations.
/(b)/Amount is less than $1.00 or one share.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Investor Class
                                                                                   -----------------------------------
                                                                                                          For the period
                                                                                       For the         September 4, 2001/(a)/
                                                                                   six months ended           through
                                                                                    June 30, 2002        December 31, 2001
                                                                                   ----------------    ---------------------
                                                                                     (Unaudited)
Net Asset Value, Beginning of Period..............................................     $  30.50             $    30.00
                                                                                       --------             ----------
Investment Activities:
  Net investment loss.............................................................        (0.13)/(b)/            (0.05)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.        (1.59)                  0.68
                                                                                       --------             ----------
  Total income/(loss) from investment activities..................................        (1.72)                  0.63
                                                                                       --------             ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts.........................           --                  (0.13)
                                                                                       --------             ----------
  Total distributions.............................................................           --                  (0.13)
                                                                                       --------             ----------
Net Asset Value, End of Period....................................................     $  28.78             $    30.50
                                                                                       ========             ==========
Total Return......................................................................        (5.64)%/(c)/            2.12%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.........................................................     $442,767             $2,903,615
Ratio of expenses to average net assets...........................................         1.95%/(d)/             1.95%/(d)/
Ratio of net investment loss to average net assets................................        (0.87)%/(d)/           (0.53)%/(d)/
Ratio of expenses to average net assets*..........................................         2.51%/(d)/             7.49%/(d)/
Portfolio turnover/(e)/...........................................................         1974%                  1907%

------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued./ /

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                 Service Class
                                                   -----------------------------------
                                                                          For the period
                                                       For the         September 4, 2001/(a)/
                                                   six months ended           through
                                                    June 30, 2002        December 31, 2001
                                                   ----------------    ---------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period..............     $  30.57             $    30.00
                                                       --------             ----------
Investment Activities:
 Net investment loss..............................        (0.32)/(b)/            (0.17)/(b)/
 Net realized and unrealized gains/(losses) on
   investments and futures contracts..............        (1.51)                  0.87
                                                       --------             ----------
 Total income/(loss) from investment activities...        (1.83)                  0.70
                                                       --------             ----------
Distributions to Shareholders From:
 Net realized gains on investments and futures
   contracts......................................           --                  (0.13)
                                                       --------             ----------
 Total distributions..............................           --                  (0.13)
                                                       --------             ----------
Net Asset Value, End of Period....................     $  28.74             $    30.57
                                                       ========             ==========
Total Return......................................        (5.99)%/(c)/            2.35%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.........................     $328,264             $1,094,838
Ratio of expenses to average net assets...........         2.95%/(d)/             2.79%/(d)/
Ratio of net investment loss to average net assets        (2.09)%/(d)/           (1.79)%/(d)/
Ratio of expenses to average net assets*..........         3.30%/(d)/             8.33%/(d)/
Portfolio turnover/(e)/...........................         1974%                  1907%

------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
             (Unaudited)                            June 30, 2002

           Common Stocks (87.1%)
                                                   Shares    Value
                                                   ------ -----------
          3TEC Energy Corp.*......................   140  $     2,440
          Aaron Rents, Inc........................   137        3,281
          ABIOMED, Inc.*..........................    88          746
          ABM Industries, Inc.....................   244        4,236
          Acacia Research Corp.*..................   130          923
          Accredo Health, Inc.*...................    98        4,501
          Actel Corp.*............................    91        1,913
          Active Power, Inc.*.....................   124          448
          Activision, Inc.*.......................    78        2,267
          Actuate Corp.*..........................   361        1,625
          Adaptec, Inc.*..........................   325        2,564
          Adolor Corp.*...........................   104        1,171
          Advanced Digital Information Corp.*.....   179        1,509
          Advanced Energy Industries, Inc.*.......    62        1,375
          Advanta Corp.--Class A..................   140        1,520
          ADVO, Inc.*.............................    71        2,703
          Aeroflex, Inc.*.........................   299        2,078
          Affiliated Managers Group, Inc.*........    78        4,797
          Agile Software Corp.*...................   130          945
          AGL Resources, Inc......................   270        6,263
          Airborne, Inc...........................   182        3,494
          Airgas, Inc.*...........................   263        4,549
          AirGate PCS, Inc.*......................    46           46
          AK Steel Holding Corp...................   218        2,793
          Akamai Technologies, Inc.*..............   364          473
          Alamosa Holdings, Inc.*.................   228          321
          Alaska Air Group, Inc.*.................   104        2,714
          Albany Molecular Research, Inc.*........    65        1,374
          Alexander & Baldwin, Inc................   205        5,234
          Alexion Pharmaceuticals, Inc.*..........    91        1,379
          Alfa Corp...............................   462        5,405
          Allen Telecom, Inc.*....................   146          628
          ALLETE, Inc.............................    81        2,195
          Alliant Techsystems, Inc.*..............   130        8,293
          Allied Capital Corp.....................   120        2,718
          Alpharma, Inc...........................    85        1,443
          American Greetings Corp.--Class A.......   215        3,582
          American Italian Pasta Co.*.............    88        4,487
          American Management Systems, Inc.*......   101        1,930
          American Medical Systems Holdings, Inc.*   117        2,347
          American Superconductor Corp.*..........   101          551
          AmeriPath, Inc.*........................    68        1,632
          AmSurg Corp.*...........................    81        2,127
          Amylin Pharmaceuticals, Inc.*...........   218        2,385
          ANADIGICS, Inc.*........................   130        1,071
          Andrew Corp.*...........................   241        3,454
          Anixter International, Inc.*............    72        1,692
          AnnTaylor Stores Corp.*.................   140        3,555
          ANSYS, Inc.*............................   124        2,492
          Aphton Corp.*...........................   101          758
          Apogee Enterprises, Inc.................   169        2,427
          Applebee's International, Inc...........   228        5,233
          Apria Healthcare Group, Inc.*...........   130        2,912
          AptarGroup, Inc.........................   130        3,998
          Arbitron, Inc.*.........................    91        2,839
          Arch Chemicals, Inc.....................   127        3,137
          ArQule, Inc.*...........................   110          743
          Art Technology Group, Inc.*.............   335          338
          Artesyn Technologies, Inc.*.............   156        1,011
          Arthur J. Gallagher & Co................    81        2,807

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          ArvinMeritor, Inc........................   231  $     5,544
          Ascential Software Corp.*................   903        2,519
          Aspen Technology, Inc.*..................   117          976
          AstroPower, Inc.*........................    91        1,787
          Asyst Technologies, Inc.*................   195        3,969
          AT&T Latin America Corp.*................   504          272
          Atlantic Coast Airlines Holdings, Inc.*..   104        2,257
          ATMI, Inc.*..............................    98        2,192
          Atrix Laboratories, Inc.*................    88        1,958
          ATS Medical, Inc.*.......................   169           93
          Atwood Oceanics, Inc.*...................    71        2,663
          Auspex Systems, Inc.*....................   318           80
          AVANIR Pharmaceuticals--Class A*.........   361          469
          AVANT Immunotherapeutics, Inc.*..........   419          469
          Avici Systems, Inc.*.....................   322          325
          Avigen, Inc.*............................   117        1,101
          Avista Corp..............................   175        2,415
          Avocent Corp.*...........................   150        2,388
          AXT, Inc.*...............................    94          750
          Ball Corp................................   156        6,471
          Bally Total Fitness Holding Corp.*.......   104        1,946
          BancorpSouth, Inc........................   357        7,211
          BARRA, Inc.*.............................    55        2,045
          Bay View Capital Corp.*..................   289        1,852
          BE Aerospace, Inc.*......................   110        1,450
          Beasley Broadcast Group, Inc.--Class A*..   153        2,257
          Bel Fuse, Inc.--Class B..................    78        2,110
          Benchmark Electronics, Inc.*.............    94        2,726
          Berry Petroleum Co.--Class A.............   189        3,185
          Beverly Enterprises, Inc.*...............   354        2,694
          Bio-Technology General Corp.*............   228        1,370
          Biosite Diagnostics, Inc.*...............    59        1,661
          Black BOX Corp.*.........................    65        2,647
          Black Hills Corp.........................    78        2,700
          BlackRock, Inc.*.........................    65        2,880
          Blyth, Inc...............................   107        3,341
          BMC Industries, Inc......................   474          455
          Bob Evans Farms, Inc.....................   205        6,453
          Borders Group, Inc.*.....................   110        2,024
          BorgWarner, Inc..........................    72        4,159
          Borland Software Corp.*..................   202        2,081
          Boyds Collection, Ltd.*..................   244        1,535
          Brady Corp.--Class A.....................    84        2,940
          Brandywine Realty Trust..................   159        4,118
          Brooks-PRI Automation, Inc.*.............    65        1,661
          Bruker Daltronics, Inc.*.................   205          810
          BSB Bancorp, Inc.........................   325        8,671
          C&D Technologies, Inc....................    75        1,352
          C-COR.net Corp.*.........................   185        1,295
          Cable Design Technologies Corp.*.........   156        1,599
          California Water Service Group...........   169        4,259
          Caliper Technologies Corp.*..............   124        1,035
          Callaway Golf Co.........................   150        2,376
          Cambrex Corp.............................    94        3,769
          Camden Property Trust....................   198        7,332
          Capital Automotive Real Estate Investment
           Trust...................................   419        9,997
          Career Education Corp.*..................   120        5,399
          Carlisle Companies, Inc..................    94        4,228
          Carpenter Technology Corp................    98        2,823

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Cascade Natural Gas Corp.................   221  $     4,619
          Catellus Development Corp.*..............   150        3,063
          CBRL Group, Inc..........................   198        6,043
          CEC Entertainment, Inc.*.................   107        4,419
          Cell Genesys, Inc.*......................   120        1,619
          Cell Therapeutics, Inc.*.................   143          781
          Centillium Communications, Inc.*.........   107          933
          Central Coast Bancorp*...................   111        2,517
          Cerus Corp.*.............................    33        1,118
          Champion Enterprises, Inc.*..............   202        1,135
          Charles River Laboratories International,
           Inc.*...................................   110        3,856
          Charlotte Russe Holding, Inc.*...........   101        2,255
          Charming Shoppes, Inc.*..................   377        3,257
          Checkpoint Systems, Inc.*................   130        1,521
          Chelsea Property Group, Inc..............   396       13,245
          Chemed Corp..............................    94        3,543
          Chemical Financial Corp..................   162        6,077
          Chesapeake Energy Corp.*.................   413        2,974
          Chico's FAS, Inc.*.......................   124        4,504
          Choice Hotels International, Inc.*.......   240        4,802
          Christopher & Banks Corp.*...............   120        5,076
          Church & Dwight, Inc.....................   182        5,702
          Cima Labs, Inc.*.........................    45        1,085
          Circuit City Stores, Inc.--CarMax Group*.   133        2,879
          Citizens Banking Corp....................   228        6,607
          City Holding Co.*........................   175        4,097
          Claire's Stores, Inc.....................   123        2,817
          Clarcor, Inc.............................   150        4,748
          Clayton Homes, Inc.......................   169        2,670
          CNF, Inc.................................   120        4,558
          CoBiz, Inc...............................   149        2,564
          Cognex Corp.*............................   104        2,085
          Cognizant Technology Solutions Corp.*....    45        2,419
          Coherent, Inc.*..........................    88        2,599
          Cohu, Inc................................    88        1,521
          Coinstar, Inc.*..........................   114        2,787
          Collins & Aikman Corp.*..................   157        1,427
          Commerce Bancorp, Inc....................    72        3,182
          Commerce One, Inc.*...................... 1,228          467
          Commercial Federal Corp..................   201        5,829
          Commercial Metals Co.....................   130        6,102
          Commscope, Inc.*.........................   175        2,188
          CompX International, Inc.--Class B.......   189        2,504
          Conectiv, Inc............................    98        2,529
          CONMED Corp.*............................   179        3,997
          Connetics Corp.*.........................   319        4,120
          Consolidated Freightways Corp.*..........   341        1,115
          Copart, Inc.*............................   218        3,538
          Corixa Corp.*............................   163        1,117
          Corn Products International, Inc.........   156        4,855
          Cornerstone Realty Income Trust, Inc.....   683        7,718
          Corporate Executive Board Co.*...........    78        2,672
          Corvas International, Inc.*..............   166          357
          Cost Plus, Inc.*.........................    72        2,193
          CoStar Group, Inc.*......................    75        1,540
          Covance, Inc.*...........................   205        3,844
          Coventry Health Care, Inc.*..............   195        5,541
          CPI Corp.................................    88        1,715

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Crawford & Co.--Class B...............   254  $     2,057
           Credence Systems Corp.*...............   166        2,950
           Crompton Corp.........................   354        4,514
           Crown Cork & Seal Co., Inc.*..........   617        4,226
           CT Communications, Inc................   140        2,268
           CTS Corp..............................   110        1,324
           Cubist Pharmaceuticals, Inc.*.........    91          856
           Cullen/Frost Bankers, Inc.............    88        3,164
           Cumulus Media, Inc.*..................   227        3,128
           CV Therapeutics, Inc.*................    55        1,024
           Cyberonics, Inc.*.....................   137        1,797
           Cygnus, Inc.*.........................   201          406
           Cymer, Inc.*..........................   107        3,749
           Cytec Industries, Inc.*...............   136        4,276
           Cytogen Corp.*........................   419          448
           D&E Communication.....................   200        2,102
           D.R. Horton, Inc......................   156        4,061
           Datascope Corp........................    85        2,349
           DDi Corp.*............................   198          198
           Dean Foods Co.*.......................   228        8,504
           Del Monte Foods Co.*..................   263        3,103
           Delphi Financial Group, Inc.--Class A.    84        3,641
           Delta & Pine Land Co..................   153        3,075
           Developers Diversified Realty Corp....   445       10,013
           Diagnostic Products Corp..............   114        4,218
           Dial Corp.............................   266        5,325
           Digex, Inc.*..........................   172           38
           Digital Lightwave, Inc.*..............    72          168
           Dillard's, Inc.--Class A..............   338        8,887
           Dionex Corp.*.........................    97        2,599
           DMC Stratex Networks, Inc.*...........   267          537
           Documentum, Inc.*.....................   215        2,580
           Dole Food Co., Inc....................   163        4,703
           Dollar Thrifty Automotive Group, Inc.*   120        3,108
           Donaldson Co., Inc....................   159        5,571
           Dover Motorsports, Inc................   166          946
           Duane Reade, Inc.*....................    68        2,315
           Dyax Corp.*...........................   111          448
           Dycom Industries, Inc.*...............    94        1,099
           E.piphany, Inc.*......................   309        1,357
           Eastgroup Properties, Inc.............   263        6,733
           Echelon Corp.*........................    81        1,043
           Eclipsys Corp.*.......................   159        1,043
           Edison Schools, Inc.--Class A*........    91           86
           Education Management Corp.*...........    65        2,647
           Edwards Lifesciences Corp.*...........   179        4,153
           eFunds Corp.*.........................   166        1,575
           EGL, Inc.*............................   140        2,374
           El Paso Electric Co.*.................   306        4,238
           Electro Scientific Industries, Inc.*..    84        2,041
           Electroglas, Inc.*....................   120        1,200
           Electronics for Imaging, Inc.*........   140        2,227
           EMCORE Corp.*.........................    85          510
           Emisphere Technologies, Inc.*.........    97          399
           Empire District Electric Co...........   175        3,588
           Encompass Services Corp.*.............   289          165
           Encore Wire Corp.*....................   163        2,319
           Energen Corp..........................   140        3,850
           Entegris, Inc.*.......................   195        2,847

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Enzo Biochem, Inc.*....................    75  $     1,075
           Essex Property Trust, Inc..............   146        7,986
           Esterline Technologies Corp.*..........    98        2,225
           Ethan Allen Interiors, Inc.............    81        2,823
           Exar Corp.*............................   172        3,392
           EXE Technologies, Inc.*................   354          396
           Exelixis, Inc.*........................   133        1,001
           Extended Stay America, Inc.*...........   166        2,693
           Factory 2-U Stores, Inc.*..............    72          997
           FactSet Research Systems, Inc..........    84        2,501
           Fair, Isaac & Co., Inc.................   111        3,648
           FalconStor Software, Inc.*.............   188          795
           Federal Signal Corp....................   205        4,920
           FEI Co.*...............................    55        1,348
           Ferro Corp.............................   166        5,004
           Filenet Corp.*.........................   137        1,987
           Finish Line, Inc.--Class A*............   176        3,154
           First American Financial Corp..........   182        4,186
           First Commonwealth Financial Corp......   380        5,126
           First Merchants Corp...................   185        5,550
           First Sentinel Bancorp, Inc............   384        5,284
           Fisher Scientific International, Inc.*.   149        4,173
           Fleetwood Enterprises, Inc.............   195        1,697
           Fleming Companies, Inc.................   169        3,067
           Florida Rock Industries, Inc...........   150        5,371
           Flow International Corp.*..............   166        1,119
           Flowserve Corp.*.......................   159        4,738
           Footstar, Inc.*........................    68        1,664
           Forest City Enterprises--Class A.......   127        4,413
           Forest Oil Corp.*......................    91        2,587
           Friedman, Billings, Ramsey Group, Inc.*   448        5,703
           Frontier Oil Corp......................   176        3,098
           FSI International, Inc.*...............   185        1,382
           FuelCell Energy, Inc.*.................   123        1,266
           Fulton Financial Corp..................   224        4,240
           Furniture Brands International, Inc.*..   169        5,112
           G & K Services, Inc....................   101        3,458
           Gartner Group, Inc.*...................   312        3,151
           Gaylord Entertainment Co.*.............   137        3,021
           Gene Logic, Inc.*......................   114        1,596
           General Cable Corp.....................   133          838
           Genesco, Inc.*.........................    72        1,753
           Gentiva Health Services, Inc...........   111          998
           Genuity, Inc.--Class A*................    46          384
           Genzyme Corp.--Genzyme Biosurgery
            Division*.............................   358        1,622
           Georgia Gulf Corp......................   140        3,702
           Gerber Scientific, Inc.*...............   218          765
           German American Bancorp................   127        2,350
           Getty Images, Inc.*....................   117        2,547
           Global Payments, Inc...................    88        2,618
           GlobespanVirata, Inc.*.................   240          929
           GrafTech International, Ltd.*..........   205        2,522
           Gray Communications Systems, Inc.......   175        3,168
           Greater Bay Bancorp....................   159        4,891
           Greif Brothers Corp.--Class A..........   107        3,570
           Grey Wolf, Inc.*.......................   585        2,393
           GTECH Holdings Corp.*..................   338        8,633
           Guilford Pharmaceuticals, Inc.*........   107          807
           Guitar Center, Inc.*...................   130        2,412

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Gulf Island Fabrication, Inc.*...........   150  $     2,751
          Gymboree Corp.*..........................   266        4,261
          Haemonetics Corp.*.......................   120        3,504
          Hain Celestial Group, Inc.*..............   110        2,035
          Harland (John H.) Co.....................   211        5,950
          Harleysville National Corp...............   250        6,753
          Harman International Industries, Inc.....   117        5,763
          Harmonic, Inc.*..........................   263          962
          Harsco Corp..............................   169        6,338
          Headwaters, Inc.*........................   179        2,819
          Health Care Property Investors, Inc......   153        6,564
          Health Care REIT, Inc....................   348       10,423
          HEICO Corp...............................   111        1,556
          Heidrick & Struggles International, Inc.*   111        2,217
          Helix Technology Corp....................    94        1,936
          Herbalife International, Inc.--Class A...   455        8,690
          Hickory Tech Corp........................   146        2,190
          HNC Software, Inc.*......................   163        2,722
          Home Properties of New York, Inc.........   198        7,512
          HON Industries, Inc......................   123        3,348
          Hooper Holmes, Inc.......................   237        1,896
          Horace Mann Educators Corp...............   214        3,995
          Hospitality Properties Trust.............   208        7,592
          Hot Topic, Inc.*.........................   110        2,938
          Hudson River Bancorp, Inc................   283        7,638
          Hudson United Bancorp....................   241        6,883
          Hutchinson Technology, Inc.*.............   137        2,143
          Hyperion Solutions Corp.*................   143        2,608
          I-many, Inc.*............................   163          448
          IDACORP, Inc.............................    52        1,440
          IDEX Corp................................   133        4,456
          IDEXX Laboratories, Inc.*................   137        3,533
          IKON Office Solutions, Inc...............   669        6,289
          ILEX Oncology, Inc.*.....................   107        1,508
          Imation Corp.*...........................   150        4,464
          IMC Global, Inc..........................   189        2,363
          ImmunoGen, Inc.*.........................   140          377
          Immunomedics, Inc.*......................   124          646
          IMPATH, Inc.*............................    49          880
          Incyte Genomics, Inc.*...................   227        1,650
          Independence Community Bank Corp.........   335        9,625
          IndyMac Bancorp, Inc.*...................   224        5,081
          InFocus Corp.*...........................   150        1,767
          InfoSpace, Inc.*......................... 1,098          494
          Ingles Markets, Inc.--Class A............   332        4,210
          Inktomi Corp.*...........................   449          395
          InnKeepers USA Trust.....................   566        5,422
          Input/Output, Inc.*......................   185        1,665
          Insight Enterprises, Inc.*...............   130        3,275
          Insituform Technologies, Inc.--Class A*..    81        1,715
          Insmed, Inc.*............................   280          392
          Integral Systems, Inc.*..................   107        2,335
          Interactive Data Corp.*..................   296        4,310
          Interdigital Communications Corp.*.......   231        2,091
          Intergraph Corp.*........................   283        4,937
          Intermagnetics General Corp.*............    65        1,313
          InterMune, Inc.*.........................   110        2,321
          InterNAP Network Services Corp.*.........   871          200
          International Bancshares Corp............   168        7,096
          Internet Capital Group, Inc.*............ 1,150          311

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Invacare Corp.........................    98  $     3,626
           Inverness Medical Innovation, Inc.*...    78        1,576
           Iomega Corp.*.........................   237        3,045
           Ionics, Inc.*.........................    97        2,353
           ISIS Pharmaceuticals, Inc.*...........   202        1,921
           ITT Educational Services, Inc.*.......    87        1,897
           Ivex Packaging Corp.*.................   162        3,689
           Ixia*.................................   146          850
           J.D. Edwards & Co.*...................   267        3,244
           Jack in the Box, Inc.*................   153        4,865
           JAKKS Pacific, Inc.*..................   114        2,019
           Jefferies Group, Inc..................   120        5,052
           JLG Industries, Inc...................   185        2,596
           John Nuveen Co.--Class A..............   202        5,191
           John Wiley & Sons, Inc.--Class A......   150        3,597
           Journal Register Co.*.................   192        3,859
           K-V Pharmaceutical Co.--Class B*......   114        2,993
           K2, Inc.*.............................   198        2,030
           Kansas City Southern Industries, Inc.*   175        2,975
           Kaydon Corp...........................   146        3,447
           KB Home...............................   150        7,727
           Keane, Inc.*..........................   130        1,612
           Kellwood Co...........................   124        4,030
           Kennametal, Inc.......................   130        4,759
           Key Energy Group*.....................   374        3,927
           Kilroy Realty Corp....................   176        4,708
           Kimball International, Inc.--Class B..   201        3,294
           Kirby Corp.*..........................   140        3,423
           Kopin Corp.*..........................   289        1,907
           Korn/Ferry International*.............   153        1,392
           Kronos, Inc.*.........................    97        2,957
           Kulicke & Soffa Industries, Inc.*.....   189        2,342
           La Quinta Corp.*......................   699        5,067
           La-Z-Boy, Inc.........................   195        4,918
           Laclede Group, Inc....................   279        6,550
           Lakeland Bancorp, Inc.................   143        3,112
           Lancaster Colony Corp.................   111        3,958
           Landauer, Inc.........................    75        2,912
           Landstar System, Inc.*................    46        4,915
           Leap Wireless International, Inc.*....   123          133
           Lee Enterprises, Inc..................   201        7,034
           Legato Systems, Inc.*.................   309        1,112
           Leucadia National Corp................    75        2,375
           Liberate Technologies, Inc.*..........   364          961
           LifePoint Hospitals, Inc.*............    98        3,558
           Ligand Pharmaceuticals, Inc.--Class B*   208        3,016
           Lightbridge, Inc.*....................   130        1,067
           Lincoln Electric Holdings, Inc........   162        4,358
           Linens 'n Things, Inc.*...............   127        4,167
           Littelfuse, Inc.*.....................    91        2,105
           LNR Property Corp.....................   127        4,382
           Lone Star Technologies, Inc.*.........    84        1,924
           Longs Drug Stores Corp................   104        2,942
           Longview Fibre Co.....................   254        2,393
           Louisiana-Pacific Corp................   387        4,098
           LTX Corp.*............................   175        2,499
           Lubrizol Corp.........................    81        2,714
           MacroChem Corp.*......................   283          495
           Macromedia, Inc.*.....................   227        2,013
           Madison Gas & Electric Co.............   244        6,795

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Magna Entertainment Corp.*...............   293  $     2,048
          Manhattan Associates, Inc.*..............    55        1,769
          Manitowoc Co.............................   104        3,691
          Martek Biosciences Corp.*................    84        1,757
          MatrixOne, Inc.*.........................   124          745
          Mattson Technology, Inc.*................   149          688
          Maverick Tube Corp.*.....................   137        2,055
          Maxwell Technologies, Inc.*..............    98          855
          MB Financial, Inc........................    91        3,045
          McMoRan Exploration Co.*.................   159          684
          MDU Resources Group, Inc.................    68        1,788
          Media General, Inc.--Class A.............    68        4,079
          Mediacom Communications Corp.*...........   111          865
          Mentor Graphics Corp.*...................   162        2,304
          Mercury Computer Systems, Inc.*..........    75        1,625
          Meredith Corp............................    85        3,260
          MeriStar Hospitality Corp................   228        3,477
          Metro One Telecommunications, Inc.*......    46          642
          Metromedia International Group, Inc.*....   725           51
          Mettler Toledo International, Inc.*......    59        2,175
          Michaels Stores, Inc.*...................   192        7,488
          Microsemi Corp.*.........................    94          620
          Mid Atlantic Medical Services, Inc.*.....   130        4,076
          Mid-State Bancshares.....................   244        4,709
          Midas, Inc.*.............................   143        1,773
          Midway Games, Inc.*......................   185        1,573
          Milacron, Inc............................   176        1,786
          Millennium Chemicals, Inc................   241        3,386
          Minerals Technologies, Inc...............    84        4,143
          MIPS Technologies, Inc.--Class A*........   247        1,524
          MKS Instruments, Inc.*...................    94        1,887
          Modine Manufacturing Co..................   130        3,195
          Morgan Group Holding Co.*................    24            0
          MPS Group, Inc.*.........................   371        3,154
          MRV Communications, Inc.*................   335          513
          MSC Industrial Direct Co., Inc.--Class A*   133        2,594
          MSC Software Corp.*......................   117        1,047
          MTS Systems Corp.........................   176        2,209
          Mueller Industries, Inc.*................   130        4,128
          Multex.com, Inc.*........................   117          477
          NaPro BioTherapeutics, Inc.*.............   234        1,535
          Nautilus Goup, Inc.*.....................    94        2,876
          Navigant International, Inc.*............   163        2,522
          NBTY, Inc.*..............................   266        4,118
          NCO Group, Inc.*.........................    68        1,481
          NDCHealth Corp...........................   104        2,902
          Neiman Marcus Group, Inc.--Class A*......    85        2,950
          Neose Technologies, Inc.*................    52          567
          Netegrity, Inc.*.........................    97          598
          NetIQ Corp.*.............................   120        2,716
          Neurocrine Biosciences, Inc.*............    84        2,407
          New Focus, Inc.*.........................   319          947
          Newpark Resources, Inc.*.................   406        2,984
          Newport Corp.............................   153        2,396
          Nordson Corp.............................   124        3,058
          North Pittsburgh Systems, Inc............   208        3,347
          Northwestern Corp........................   228        3,865
          Novell, Inc.*............................   897        2,879
          Noven Pharmaceuticals, Inc.*.............    72        1,836
          NPS Pharmaceuticals, Inc.*...............    85        1,302

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
             (Unaudited)                            June 30, 2002

              Common Stocks, continued
                                                  Shares   Value
                                                  ------ ---------
             NTELOS, Inc.*.......................    94  $     133
             Nuance Communications, Inc.*........   133        556
             NUI Corp............................   156      4,290
             Numerical Technologies, Inc.*.......   104        415
             NVR, Inc.*..........................    26      8,397
             NYFIX, Inc.*........................    98        833
             O'Reilly Automotive, Inc.*..........   130      3,583
             Oak Technology, Inc.*...............   244      1,105
             OceanFirst Financial Corp...........   293      7,073
             OfficeMax, Inc.*....................   588      3,463
             Ohio Casualty Corp.*................   319      6,668
             Olin Corp...........................   162      3,588
             OM Group, Inc.......................    49      3,038
             Omega Financial Corp................   156      5,696
             On Assignment, Inc.*................   107      1,905
             ONEOK, Inc..........................   234      5,136
             Onyx Pharmaceuticals, Inc.*.........   189      1,091
             Oplink Communications, Inc.*........   617        450
             OraSure Technologies, Inc.*.........   169      1,099
             Oshkosh Truck Corp..................    71      4,197
             Otter Tail Power Co.................   179      5,642
             Overture Services, Inc.*............   127      3,173
             Owens-Illinois, Inc.*...............   341      4,685
             Pacific Sunwear of California, Inc.*   111      2,461
             Papa John's International, Inc.*....    98      3,272
             PAREXEL International Corp.*........   114      1,586
             Park Electrochemical Corp...........    85      2,253
             Parker Drilling Co.*................   458      1,498
             Patterson-UTI Energy, Inc.*.........   156      4,404
             Paxar Corp.*........................   228      3,819
             Paxson Communications Corp.*........   163        897
             PDI, Inc.*..........................    23        356
             Pegasus Communications Corp.*.......   188        137
             Pennzoil-Quaker State Co............   419      9,021
             Performance Food Group Co.*.........   104      3,521
             Perot Systems Corp.--Class A*.......   202      2,200
             Perrigo Co.*........................   312      4,056
             Petsmart, Inc.*.....................   533      8,549
             Pharmacyclics, Inc.*................    68        302
             Pharmos Corp.*......................   598        550
             Phoenix Technologies, Ltd.*.........   149      1,490
             Photon Dynamics, Inc.*..............    88      2,640
             Photronics, Inc.*...................    97      1,837
             Pier 1 Imports, Inc.................   318      6,678
             Pinnacle Systems, Inc.*.............   371      4,076
             Pioneer Natural Resources Co.*......   137      3,569
             Pioneer Standard Electronics, Inc...   176      1,829
             Pittston Brink's Group..............   205      4,920
             Pixelworks, Inc.*...................    72        604
             Plantronics, Inc.*..................   150      2,852
             Playboy Enterprises, Inc.--Class B*.   176      2,244
             Plexus Corp.*.......................   150      2,715
             PMA Capital Corp.--Class A..........   201      4,251
             PNM Resources, Inc..................   176      4,259
             Pogo Producing Co...................   107      3,490
             Polaris Industries, Inc.............    98      6,369
             PolyOne Corp........................   338      3,803
             Port Financial Corp.................   104      4,169
             Portal Software, Inc.*..............   517        388
             Potlatch Corp.......................   149      5,069

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Powerwave Technologies, Inc.*...........   247  $     2,263
          PRAECIS Pharmaceuticals, Inc.*..........   305        1,061
          Pre-Paid Legal Services, Inc.*..........    85        1,692
          Precision Castparts Corp................    68        2,244
          Prentiss Properties Trust...............   231        7,334
          PRG-Schultz International, Inc.*........   201        2,474
          Price Communications Corp.*.............   208        3,328
          priceline.com, Inc.*....................   266          742
          Prime Hospitality Corp.*................   231        3,001
          Progress Software Corp.*................   159        2,347
          Province Healthcare Co.*................   130        2,907
          PS Business Parks, Inc..................   192        6,710
          PSS World Medical, Inc.*................   328        2,657
          Pulitzer, Inc...........................    65        3,374
          Pure Resources, Inc.*...................   159        3,307
          R.H. Donnelley Corp.*...................   150        4,195
          RadiSys Corp.*..........................    88        1,023
          Rambus, Inc.*...........................   293        1,198
          Raymond James Financial Corp............   146        4,157
          Rayonier, Inc...........................   110        5,404
          Rayovac Corp.*..........................   127        2,353
          Read-Rite Corp.*........................   588          282
          Reckson Associates Realty Corp..........   257        6,399
          Reebok International, Ltd.*.............    81        2,390
          Regeneron Pharmaceuticals, Inc.*........    75        1,088
          Regis Corp..............................   176        4,755
          RehabCare Group, Inc.*..................    39          937
          REMEC, Inc.*............................   163          914
          Renal Care Group, Inc.*.................   150        4,672
          Rent-A-Center, Inc.*....................    55        3,191
          Republic Bancorp, Inc...................   335        5,005
          Republic Bancorp, Inc.--Class A.........   153        1,804
          Republic Bancshares, Inc.*..............   117        2,360
          Research Frontiers, Inc.*...............    75        1,115
          Resource America, Inc.--Class A.........   140        1,476
          Respironics, Inc.*......................   120        4,086
          Rogers Corp.*...........................    72        1,966
          Rollins, Inc............................   140        2,848
          Roper Industries, Inc...................   117        4,364
          Roslyn Bancorp, Inc.....................   117        2,554
          Royal Bancshares of Pennsylvania, Inc.--
           Class A................................   120        2,569
          Ruby Tuesday, Inc.......................   260        5,044
          Ruddick Corp............................   201        3,409
          Rudolph Technologies, Inc.*.............    49        1,222
          Rural Cellular Corp.--Class A*..........    45           47
          Russell Corp............................   159        3,061
          Ryder System, Inc.......................   185        5,012
          S1 Corp.*...............................   201        1,485
          Safeguard Scientifics, Inc.*............   569        1,138
          Salem Communications Corp.--Class A*....   140        3,482
          SangStat Medical Corp.*.................   114        2,620
          Sapient Corp.*..........................   305          323
          SBA Communications Corp.*...............   153          216
          SBS Technologies, Inc.*.................   117        1,433
          ScanSource, Inc.*.......................    39        2,395
          Scholastic Corp.*.......................   101        3,828
          Schulman (A.), Inc......................   247        5,297
          SciClone Pharmaceuticals, Inc.*.........   497          994
          Scios, Inc.*............................   130        3,979

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Seacoast Banking Corp. of Florida......    58  $     3,348
           Seacoast Financial Services Corp.......   397        9,953
           SEACOR SMIT, Inc.*.....................    71        3,362
           Secure Computing Corp.*................   159        1,200
           SeeBeyond Technology Corp.*............   124          384
           SEMCO Energy, Inc......................   289        2,615
           Sensient Technologies Corp.............   201        4,575
           SICOR, Inc.*...........................   123        2,280
           Sierra Pacific Resources...............   354        2,761
           Silicon Graphics, Inc.*................ 1,849        5,437
           Silicon Storage Technology, Inc.*......   348        2,714
           Silicon Valley Bancshares*.............   143        3,769
           Sinclair Broadcast Group--Class A*.....   205        2,960
           Sirius Satellite Radio, Inc.*..........   263          991
           Skechers U.S.A., Inc.*.................    78        1,686
           Sky Financial Group, Inc...............   227        4,801
           SkyWest, Inc...........................    97        2,269
           Skyworks Solutions, Inc.*..............   140          777
           SL Green Realty Corp...................   198        7,059
           Snap-on, Inc...........................   107        3,177
           Solutia, Inc...........................   189        1,327
           Sonic Corp.*...........................   189        5,936
           SONICblue, Inc.*.......................   579          596
           SonicWALL, Inc.*.......................   127          638
           Sotheby's Holdings, Inc.--Class A*.....   133        1,895
           Sourcecorp*............................    71        1,882
           Southern Peru Copper Corp..............   234        3,508
           Southern Union Co.*....................   183        3,103
           Southwest Bancorp of Texas, Inc.*......   114        4,129
           Southwest Gas Corp.....................   195        4,826
           SpectraSite Holdings, Inc.*............   319           57
           Spectrian Corp.*.......................   143        1,483
           Spherion Corp.*........................   240        2,856
           Spinnaker Exploration Co.*.............    49        1,765
           St. Mary Land & Exploration Co.........   101        2,417
           StanCorp Financial Group, Inc..........    94        5,217
           Station Casinos, Inc.*.................   163        2,910
           Steel Dynamics, Inc.*..................   202        3,327
           Stellent, Inc.*........................    81          371
           STERIS Corp.*..........................   240        4,585
           Sterling Bancshares, Inc...............   266        3,929
           Stewart & Stevenson Services, Inc......   104        1,845
           Stewart Enterprises, Inc.--Class A*....   338        2,153
           Stillwater Mining Co.*.................   123        2,002
           Stone Energy Corp.*....................    71        2,858
           Storage Technology Corp.*..............   189        3,018
           Stratos Lightwave, Inc.*...............   280          448
           Sun Communities, Inc...................   192        8,016
           Superior Industries International, Inc.    98        4,533
           SurModics, Inc.*.......................    36          936
           Susquehanna Bancshares, Inc............   286        6,495
           Swift Energy Co.*......................    65        1,026
           Swift Transportation Co., Inc.*........   175        4,078
           Symmetricom, Inc.*.....................   156          569
           Symyx Technologies, Inc.*..............   104        1,448
           Syncor International Corp.*............    71        2,237
           Synopsys, Inc.*........................    51        2,795
           Systems & Computer Technology Corp.*...   224        3,026
           TALX Corp..............................    55        1,043
           Tanox, Inc.*...........................    81          877

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Techne Corp.*............................  140   $     3,951
          Technitrol, Inc..........................  104         2,423
          Teledyne Technologies, Inc.*.............  127         2,635
          Teleflex, Inc............................   55         3,143
          Tennant Co...............................   84         3,326
          Terex Corp.*.............................  123         2,766
          Terrayon Communication Systems, Inc.*....  540           718
          Tetra Tech, Inc.*........................  159         2,337
          Texas Biotechnology Corp.*...............  296         1,154
          Texas Industries, Inc....................   98         3,086
          Texas Regional Bancshares, Inc.--Class A.  136         6,747
          The Cheesecake Factory, Inc.*............  143         5,074
          The Men's Wearhouse, Inc.*...............  120         3,060
          The Scotts Company--Class A*.............   65         2,951
          Theragenics Corp.*.......................  185         1,560
          Thomas & Betts Corp......................   97         1,804
          Thoratec Corp.*..........................  150         1,349
          THQ, Inc.*...............................  117         3,489
          Timken Co................................  247         5,516
          Titan Corp.*.............................  172         3,146
          Titan Pharmaceuticals, Inc.*.............   94           315
          Tom Brown, Inc.*.........................  117         3,317
          Too, Inc.*...............................  124         3,819
          Touch America Holdings, Inc.*............  237           652
          Tower Automotive, Inc.*..................  215         2,999
          Transaction Systems Architects, Inc.*....  172         2,023
          Transkaryotic Therapies, Inc.*...........   78         2,812
          TransMontaigne, Inc.*....................  474         2,868
          TranSwitch Corp.*........................  474           303
          Tredegar Corp............................  143         3,453
          Trimble Navigation, Ltd.*................  114         1,767
          Trimeris, Inc.*..........................   62         2,752
          Trinity Industries, Inc..................  175         3,626
          TriQuint Semiconductor, Inc.*............  266         1,705
          Tupperware Corp..........................  234         4,865
          Tweeter Home Entertainment Group, Inc.*..   68         1,111
          UICI*....................................  205         4,141
          Ultratech Stepper, Inc.*.................   85         1,376
          Umpqua Holdings Corp.....................  179         3,308
          Unifi, Inc.*.............................  270         2,943
          Unisource Energy Corp....................  215         3,999
          United Bankshares, Inc...................  198         5,817
          United Dominion Realty Trust, Inc........  650        10,238
          United Industrial Corp...................  136         2,972
          United Stationers, Inc.*.................  120         3,648
          UnitedGlobalCom, Inc.--Class A*..........  416         1,144
          Universal Corp...........................  124         4,551
          Universal Display Corp.*.................  124         1,029
          Universal Electronics, Inc.*.............  114         1,705
          Unova, Inc.*.............................  384         2,492
          US Oncology, Inc.*.......................  276         2,299
          US Unwired, Inc.*........................  237           664
          USFreightways Corp.......................  107         4,052
          Valentis, Inc.*..........................  475           637
          Valspar Corp.............................   81         3,656
          ValueVision International, Inc.--Class A*  130         2,360
          Varian Semiconductor Equipment
           Associates, Inc.*.......................  120         4,073
          Varian, Inc.*............................  110         3,625
          Veeco Instruments, Inc.*.................   97         2,242

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Veritas DGC, Inc.*.....................   94   $     1,184
           Verity, Inc.*..........................  104         1,153
           ViaSat, Inc.*..........................   94           792
           Viewpoint Corp.*.......................  293         1,412
           Vintage Petroleum, Inc.................  179         2,130
           Vion Pharmaceuticals, Inc.*............  309           121
           ViroPharma, Inc.*......................   72           103
           VISX, Inc.*............................  185         2,017
           W-H Energy Services, Inc.*.............  104         2,305
           Wabash National Corp...................  205         2,050
           Wallace Computer Services, Inc.........  166         3,569
           Walter Industries, Inc.................  215         2,870
           Washington Real Estate Investment Trust  315         9,104
           Watson Wyatt & Co. Holdings*...........   97         2,349
           Wausau-Mosinee Paper Corp..............  279         3,362
           WD-40 Co...............................  195         5,413
           webMethods, Inc.*......................  123         1,218
           Websense, Inc.*........................  120         3,068
           Webster Financial Corp.................   71         2,715
           Wellman, Inc...........................  153         2,563
           Werner Enterprises, Inc................  201         4,283
           West Pharmaceutical Services, Inc......  133         4,267
           Westamerica Bancorporation.............  127         5,024
           Westar Energy, Inc.....................  117         1,796
           Western Digital Corp.*.................  809         2,629
           Whitney Holding Corp...................  189         5,810
           WMS Industries, Inc.*..................   91         1,115
           Wolverine World Wide, Inc..............  172         3,001
           Woodhead Industries, Inc...............  110         1,885
           Worthington Industries, Inc............  367         6,642
           Wyndham International, Inc.--Class A*..  998         1,158
           Xanser Corp.*..........................  364           662
           Xicor, Inc.*...........................  234           945
           XTO Energy, Inc........................  163         3,358
           Yellow Corp.*..........................  124         4,018
           York International Corp................  120         4,055
           Zale Corp.*............................  101         3,661
           Zebra Technologies Corp.*..............   97         4,677
           Zenith National Insurance Corp.........  137         4,363
           Zygo Corp.*............................   97           781
                                                          -----------
           TOTAL COMMON STOCKS....................          2,192,103
                                                          -----------
            Rights (0.0%)
           Collins & Aikman Corp..................  604             0
                                                          -----------
           TOTAL RIGHTS...........................                  0
                                                          -----------

         Repurchase Agreement (79.0%)
                                                Principal
                                                 Amount       Value
                                                ---------- -----------
        State Street Bank, 1.60%, 07/01/02,
         dated 06/28/02, with maturity value of
         $1,987,265 (Fully collateralized by
         various U.S. Government Securities)... $1,987,000 $ 1,987,000
                                                           -----------
        TOTAL REPURCHASE AGREEMENT.............              1,987,000
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $4,093,625)/(a)/--166.1%........              4,179,103
                                                           -----------
        Liabilities in excess of other
         assets--(66.1%).......................             (1,663,474)
                                                           -----------
        NET ASSETS--100.0%.....................            $ 2,515,629
                                                           ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 98,608
                     Unrealized depreciation....  (13,130)
                                                 --------
                     Net unrealized appreciation $ 85,478
                                                 ========

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
             (Unaudited)                            June 30, 2002


The Small-Cap ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Advertising......................  0.5%
                    Aerospace/Defense................  0.9%
                    Agriculture......................  0.3%
                    Airlines.........................  0.3%
                    Apparel..........................  0.8%
                    Auto Manufacturers...............  0.2%
                    Auto Parts & Equipment...........  0.9%
                    Banks............................  8.9%
                    Biotechnology....................  1.4%
                    Building Materials...............  0.6%
                    Chemicals........................  2.5%
                    Commercial Services..............  3.5%
                    Computers........................  2.5%
                    Distribution/Wholesale...........  0.2%
                    Diversified Financial Services...  1.2%
                    Electric.........................  2.0%
                    Electrical Components & Equipment  0.7%
                    Electronics......................  2.2%
                    Energy...........................  0.2%
                    Engineering & Construction.......  0.1%
                    Entertainment....................  0.6%
                    Environmental Control............  0.2%
                    Food.............................  1.8%
                    Forest & Paper Products..........  0.8%
                    Health Care......................  3.9%
                    Holding Companies--Diversified...  0.2%
                    Home Builders....................  1.0%
                    Home Furnishings.................  0.9%
                    Household Products...............  2.0%
                    Insurance........................  2.0%
                    Internet.........................  1.4%
                    Investment Companies.............  0.1%
                    Iron/Steel.......................  0.4%
                    Leisure Time.....................  0.8%
                    Lodging..........................  0.8%
                    Machinery & Equipment............  2.3%
                    Manufacturing....................  2.1%
                    Media............................  1.9%
                    Metals...........................  1.1%
                    Mining...........................  0.2%
                    Office/Business Equipment........  0.5%
                    Oil & Gas........................  4.6%
                    Packaging & Containers...........  0.9%
                    Pharmaceuticals..................  3.1%
                    Pipelines........................  0.2%
                    Publishing & Printing............  0.1%
                    Real Estate......................  0.5%
                    Real Estate Investment Trust.....  6.6%
                    Retail...........................  6.6%
                    Semiconductors...................  2.3%
                    Software.........................  2.7%
                    Telecommunications...............  2.2%
                    Textiles.........................  0.1%
                    Toys/Games/Hobbies...............  0.1%
                    Transportation...................  1.8%
                    Trucking & Leasing...............  0.2%
                    Water............................  0.2%
                    Other............................ 12.9%

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $2,106,625)............ $ 2,192,103
         Repurchase agreements, at amortized cost...........   1,987,000
                                                             -----------
          Total Investments.................................   4,179,103
         Cash...............................................      65,713
         Dividends and interest receivable..................       2,665
         Receivable for investments sold....................   5,543,665
         Receivable from Investment Advisor.................       3,376
         Prepaid expenses...................................       1,136
                                                             -----------
          Total Assets......................................   9,795,658
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   7,238,471
         Unrealized depreciation on swap contracts..........       7,229
         Variation margin on futures contracts..............       3,316
         Administration fees payable........................         208
         Distribution and service fees payable--Service
          Class.............................................      11,165
         Other accrued expenses.............................      19,640
                                                             -----------
          Total Liabilities.................................   7,280,029
                                                             -----------
       Net Assets........................................... $ 2,515,629
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 3,809,051
         Accumulated net investment loss....................     (78,095)
         Accumulated net realized losses on investments,
          futures contracts and swap contracts..............  (1,293,576)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap contracts.      78,249
                                                             -----------
       Net Assets........................................... $ 2,515,629
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 1,888,761
         Shares of Beneficial Interest Outstanding..........      66,412
         Net Asset Value (offering and redemption price per
          share)............................................ $     28.44
                                                             ===========
       Service Class:
         Net Assets......................................... $   626,868
         Shares of Beneficial Interest Outstanding..........      22,191
         Net Asset Value (offering and redemption price per
          share)............................................ $     28.25
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Interest............................................. $    48,516
        Dividends............................................      43,870
                                                              -----------
         Total Income........................................      92,386
                                                              -----------
      Expenses:
        Advisory fees........................................      48,860
        Management services fees.............................       9,772
        Administration fees..................................       1,927
        Distribution and service fees--Service Class.........      32,565
        Transfer agent fees..................................      36,529
        Registration and filing fees.........................      24,235
        Custody fees.........................................      38,664
        Fund accounting fees.................................       7,767
        Other fees...........................................      12,466
                                                              -----------
         Total Expenses before waivers.......................     212,785
         Less Expenses waived by the Investment Advisor......     (53,185)
                                                              -----------
         Net Expenses........................................     159,600
                                                              -----------
      Net Investment Loss....................................     (67,214)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (3,380,461)
        Net realized gains on futures contracts..............      13,248
        Net change in unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................     312,453
                                                              -----------
         Net realized and unrealized losses on investments,
          futures contracts and swap contracts...............  (3,054,760)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(3,121,974)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund

 Statements of Changes in Net Assets
                                                                                                              For the period
                                                                                              For the      September 4, 2001/(a)/
                                                                                          six months ended        through
                                                                                           June 30, 2002     December 31, 2001
                                                                                          ---------------- ---------------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................  $     (67,214)      $     (9,109)
  Net realized gains/(losses) on investments and swap contracts..........................     (3,380,461)         2,117,262
  Realized gains/(losses) on futures contracts...........................................         13,248            (14,635)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.        312,453           (234,204)
                                                                                           -------------       ------------
  Change in net assets resulting from operations.........................................     (3,121,974)         1,859,314
                                                                                           -------------       ------------
Distributions to Shareholders From:
  Net realized gains on investments, futures contracts and swap contracts
   Investor Class........................................................................             --            (31,136)
   Service Class.........................................................................             --                 (7)
                                                                                           -------------       ------------
  Change in net assets resulting from distributions......................................             --            (31,143)
                                                                                           -------------       ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     51,976,865         72,313,601
   Service Class.........................................................................    104,784,165         52,140,789
  Dividends reinvested
   Investor Class........................................................................             --             28,383
   Service Class.........................................................................             --                  7
  Cost of shares redeemed
   Investor Class........................................................................    (76,765,061)       (45,807,259)
   Service Class.........................................................................   (117,972,100)       (36,889,958)
                                                                                           -------------       ------------
  Change in net assets resulting from capital transactions...............................    (37,976,131)        41,785,563
                                                                                           -------------       ------------
  Change in net assets...................................................................    (41,098,105)        43,613,734
Net Assets:
  Beginning of period....................................................................     43,613,734                 --
                                                                                           -------------       ------------
  End of period..........................................................................  $   2,515,629       $ 43,613,734
                                                                                           =============       ============
Share Transactions:
  Issued
   Investor Class........................................................................      1,699,988          2,396,634
   Service Class.........................................................................      3,424,603          1,759,132
  Reinvested
   Investor Class........................................................................             --                926
   Service Class.........................................................................             --                 --/(b)/
  Redeemed
   Investor Class........................................................................     (2,544,561)        (1,486,575)
   Service Class.........................................................................     (3,899,720)        (1,261,824)
                                                                                           -------------       ------------
  Change in shares.......................................................................     (1,319,690)         1,408,293
                                                                                           =============       ============

------
/(a)/Commencement of operations.
/(b)/Amount is less than one share.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund


 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                  Investor Class
                                                   -------------------------------------
                                                                           For the period
                                                       For the          September 4, 2001/(a)/
                                                   six months ended            through
                                                    June 30, 2002         December 31, 2001
                                                   ----------------     ---------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period..............    $    30.98             $     30.00
                                                      ----------             -----------
Investment Activities:
 Net investment loss..............................         (0.08)/(b)/             (0.02)/(b)/
 Net realized and unrealized gains/(losses) on
   investments, futures contracts and swap
   contracts......................................         (2.46)                   1.01
                                                      ----------             -----------
 Total income/(loss) from investment activities...         (2.54)                   0.99
                                                      ----------             -----------
Distributions to Shareholders From:
 Net realized gains on investments, futures
   contracts and swap contracts...................            --                   (0.01)
                                                      ----------             -----------
 Total distributions..............................            --                   (0.01)
                                                      ----------             -----------
Net Asset Value, End of Period....................    $    28.44             $     30.98
                                                      ==========             ===========
Total Return......................................         (8.20)%/(c)/             3.32%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.........................    $1,888,761             $28,222,173
Ratio of expenses to average net assets                     1.95%/(d)/              1.95%/(d)/
Ratio of net investment loss to average net assets         (0.55)%/(d)/            (0.19)%/(d)/
Ratio of expenses to average net assets*..........          2.48%/(d)/              1.95%/(d)/
Portfolio turnover/(e)/...........................           561%                     95%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund


 Financial Highlights, continued
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                   Service Class
                                    ------------------------------------
                                                           For the period
                                        For the         September 4, 2001/(a)/
                                    six months ended           through
                                     June 30, 2002        December 31, 2001
                                    ----------------    ---------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period............................     $  30.95             $     30.00
                                        --------             -----------
Investment Activities:
 Net investment loss...............        (0.24)/(b)/             (0.08)/(b)/
 Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts.......................        (2.46)                   1.04
                                        --------             -----------
 Total income/(loss) from
   investment activities...........        (2.70)                   0.96
                                        --------             -----------
Distributions to Shareholders From:
 Net realized gains on
   investments, futures contracts
   and swap contracts..............           --                   (0.01)
                                        --------             -----------
 Total distributions...............           --                   (0.01)
                                        --------             -----------
Net Asset Value, End of Period.....     $  28.25             $     30.95
                                        ========             ===========
Total Return.......................        (8.72)%/(c)/             3.22%/(c)/
Ratios/Supplemental Data:
Net assets, end of period..........     $626,868             $15,391,561
Ratio of expenses to average net
 assets............................         2.95%/(d)/              2.76%/(d)/
Ratio of net investment loss to
 average net assets................        (1.55)%/(d)/            (0.89)%/(d)/
Ratio of expenses to average net
 assets*...........................         4.06%/(d)/              2.76%/(d)/
Portfolio turnover/(e)/............          561%                     95%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             OTC ProFund                              Investments
             (Unaudited)                            June 30, 2002

            Common Stocks (94.9%)
                                                    Shares   Value
                                                    ------ ----------
           Abgenix, Inc.*..........................    432 $    4,234
           ADC Telecommunications, Inc.*...........  5,148     11,789
           Adobe Systems, Inc......................  1,206     34,371
           Altera Corp.*...........................  2,808     38,189
           Amazon.com, Inc.*.......................  1,296     21,060
           Amgen, Inc.*............................  2,502    104,784
           Andrx Group*............................    360      9,709
           Apollo Group, Inc.--Class A*............    900     35,478
           Apple Computer, Inc.*...................  2,574     45,611
           Applied Materials, Inc.*................  4,410     83,877
           Applied Micro Circuits Corp.*...........  1,818      8,599
           Atmel Corp.*............................  1,818     11,381
           BEA Systems, Inc.*......................  1,944     18,487
           Bed Bath & Beyond, Inc.*................  2,034     76,763
           Biogen, Inc.*...........................    954     39,524
           Biomet, Inc.............................  1,872     50,769
           Broadcom Corp.--Class A*................    918     16,102
           Brocade Communications Systems, Inc.*...  1,224     21,396
           CDW Computer Centers, Inc.*.............    468     21,907
           Cephalon, Inc.*.........................    270     12,204
           Charter Communications, Inc.--Class A*..  1,584      6,463
           Check Point Software Technologies, Ltd.*  1,242     16,842
           Chiron Corp.*...........................  1,386     48,995
           CIENA Corp.*............................  2,034      8,522
           Cintas Corp.............................  1,062     52,495
           Cisco Systems, Inc.*.................... 13,554    189,079
           Citrix Systems, Inc.*...................  1,116      6,741
           Comcast Corp.--Special Class A*.........  2,322     55,355
           Compuware Corp.*........................  1,188      7,211
           Comverse Technology, Inc.*..............  1,008      9,334
           Concord EFS, Inc.*......................  2,988     90,059
           Conexant Systems, Inc.*.................  1,476      2,391
           Costco Wholesale Corp.*.................  1,242     47,966
           CYTYC Corp.*............................    666      5,075
           Dell Computer Corp.*....................  4,950    129,393
           Dollar Tree Stores, Inc.*...............    558     21,991
           eBay, Inc.*.............................  1,080     66,550
           EchoStar Communications Corp.--Class A*.  1,296     24,054
           Electronic Arts, Inc.*..................    720     47,556
           Ericsson (LM) Telephone Co.--ADR*.......  4,734      6,817
           Express Scripts, Inc.--Class A*.........    378     18,942
           Fiserv, Inc.*...........................  1,242     45,594
           Flextronics International, Ltd.*........  2,880     20,535
           Gemstar-TV Guide International, Inc.*...  2,250     12,128
           Genzyme Corp.--General Division*........  1,386     26,667
           Gilead Sciences, Inc.*..................    990     32,551
           Human Genome Sciences, Inc.*............    666      8,924
           I2 Technologies, Inc.*..................  2,376      3,516
           ICOS Corp.*.............................    306      5,190
           IDEC Pharmaceuticals Corp.*.............    864     30,629
           ImClone Systems, Inc.*..................    396      3,443
           Immunex Corp.*..........................  3,924     87,662
           Integrated Device Technology, Inc.*.....    522      9,469
           Intel Corp.............................. 12,132    221,651
           Intuit, Inc.*...........................  1,386     68,912
           Invitrogen Corp.*.......................    252      8,067
           JDS Uniphase Corp.*.....................  7,434     19,849
           Juniper Networks, Inc.*.................  1,134      6,407
           KLA-Tencor Corp.*.......................  1,188     52,260
           Linear Technology Corp..................  2,196     69,020

         Common Stocks, continued
                                                     Shares     Value
                                                    --------- ----------
        Maxim Integrated Products, Inc.*...........    2,340  $   89,691
        MedImmune, Inc.*...........................    1,386      36,590
        Mercury Interactive Corp.*.................      468      10,745
        Microchip Technology, Inc.*................      864      23,700
        Microsoft Corp.*...........................    9,666     528,729
        Millennium Pharmaceuticals, Inc.*..........    1,602      19,464
        Molex, Inc.................................      504      16,899
        Network Appliance, Inc.*...................    1,818      22,616
        Nextel Communications, Inc.--Class A*......    5,202      16,698
        Novellus Systems, Inc.*....................      774      26,316
        NVIDIA Corp.*..............................      846      14,534
        Oracle Corp.*..............................   11,862     112,333
        PACCAR, Inc................................      666      29,564
        PanAmSat Corp.*............................    1,044      23,594
        Paychex, Inc...............................    1,836      57,448
        PeopleSoft, Inc.*..........................    2,268      33,748
        PMC-Sierra, Inc.*..........................      954       8,844
        Protein Design Labs, Inc.*.................      450       4,887
        QLogic Corp.*..............................      486      18,517
        Qualcomm, Inc.*............................    4,806     132,117
        Rational Software Corp.*...................    1,062       8,719
        RF Micro Devices, Inc.*....................      990       7,544
        Sanmina-SCI Corp.*.........................    2,898      18,286
        Sepracor, Inc.*............................      432       4,126
        Siebel Systems, Inc.*......................    2,880      40,954
        Skyworks Solutions, Inc.*..................      230       1,278
        Smurfit-Stone Container Corp.*.............    1,242      19,152
        Staples, Inc.*.............................    1,620      31,914
        Starbucks Corp.*...........................    2,790      69,332
        Sun Microsystems, Inc.*....................    7,326      36,703
        Symantec Corp.*............................      774      25,426
        Synopsys, Inc.*............................      360      19,732
        Tellabs, Inc.*.............................    1,206       7,477
        TMP Worldwide, Inc.*.......................      612      13,158
        USA Networks, Inc.*........................    2,070      48,542
        VeriSign, Inc.*............................    1,152       8,283
        Veritas Software Corp.*....................    2,160      42,746
        Vitesse Semiconductor Corp.*...............    1,134       3,527
        WorldCom, Inc.--WorldCom Group*............    2,456         344
        Xilinx, Inc.*..............................    2,304      51,679
        Yahoo!, Inc.*..............................    1,494      22,051
                                                              ----------
        TOTAL COMMON STOCKS........................            3,968,546
                                                              ----------
         Federal Home Loan Bank (3.9%)
                                                    Principal
                                                     Amount
                                                    ---------
        Federal Home Loan Bank,
         1.35%, 07/01/02........................... $165,000     164,981
                                                              ----------
        TOTAL FEDERAL HOME LOAN BANK...............              164,981
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $4,044,170)/(a)/--98.8%.............            4,133,527
        Other assets in excess of liabilities--1.2%               51,060
                                                              ----------
        NET ASSETS--100.0%.........................           $4,184,587
                                                              ==========

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             OTC ProFund                              Investments
             (Unaudited)                            June 30, 2002

           Futures Contracts Purchased
                                                           Unrealized
                                                 Contracts    Gain
                                                 --------- ----------
          NASDAQ Future Contract expiring
           September 2002 (Underlying face
           amount at value $105,400)............     1       $2,595
          E-mini NASDAQ Future Contract expiring
           September 2002 (Underlying face
           amount at value $126,480)............     6       $2,089

------
*    Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $188,180
                     Unrealized depreciation....  (98,823)
                                                 --------
                     Net unrealized appreciation $ 89,357
                                                 ========

ADR--American Depositary Receipt.

The OTC ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Auto Manufacturers...............  0.7%
                    Biotechnology....................  9.2%
                    Commercial Services..............  4.4%
                    Computers........................  7.6%
                    Electrical Components & Equipment  0.4%
                    Electronics......................  0.9%
                    Health Care......................  1.3%
                    Internet.........................  4.2%
                    Media............................  2.9%
                    Packaging & Containers...........  0.5%
                    Pharmaceuticals..................  2.9%
                    Retail...........................  6.4%
                    Semiconductors................... 18.0%
                    Software......................... 23.1%
                    Telecommunications............... 11.1%
                    Textiles.........................  1.3%
                    Other............................  5.1%

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $4,044,170)............ $ 4,133,527
         Cash...............................................      35,388
         Dividends and interest receivable..................          16
         Receivable from Investment Advisor.................       2,841
         Variation margin on futures contracts..............          55
         Prepaid and other expenses.........................      18,464
                                                             -----------
          Total Assets......................................   4,190,291
                                                             -----------
       Liabilities:
         Administration fees payable........................         134
         Distribution and service fees payable--Service
          Class.............................................       5,570
                                                             -----------
          Total Liabilities.................................       5,704
                                                             -----------
       Net Assets........................................... $ 4,184,587
                                                             ===========
       Net Assets consist of:
         Capital............................................   7,375,728
         Accumulated net investment loss....................     (59,127)
         Accumulated net realized losses on investments and
          futures contracts.................................  (3,226,055)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................      94,041
                                                             -----------
       Net Assets........................................... $ 4,184,587
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 2,519,779
         Shares of Beneficial Interest Outstanding..........      58,551
         Net Asset Value (offering and redemption price per
          share)............................................ $     43.04
                                                             ===========
       Service Class:
         Net Assets......................................... $ 1,664,808
         Shares of Beneficial Interest Outstanding..........      39,360
         Net Asset Value (offering and redemption price per
          share)............................................ $     42.30
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Interest............................................. $     3,473
        Dividends............................................         964
                                                              -----------
         Total Income........................................       4,437
                                                              -----------
      Expenses:
        Advisory fees........................................      14,706
        Management services fees.............................       3,151
        Administration fees..................................         960
        Distribution and service fees--Service Class.........       3,060
        Transfer agent fees..................................       5,515
        Registration and filing fees.........................      17,500
        Custody fees.........................................       4,514
        Fund accounting fees.................................       1,305
        Other fees...........................................       2,731
                                                              -----------
         Total expenses before waivers.......................      53,442
         Less Expenses waived by the Investment Advisor......      (9,417)
                                                              -----------
         Net Expenses........................................      44,025
                                                              -----------
      Net Investment Loss....................................     (39,588)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................    (748,915)
        Net realized losses on futures contracts.............    (181,926)
        Net change in unrealized appreciation/(depreciation)
         on investments and futures contracts................    (740,296)
                                                              -----------
         Net realized and unrealized losses on investments
          and futures contracts..............................  (1,671,137)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,710,725)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Statements of Changes in Net Assets
                                                                                                 For the           For the
                                                                                             six months ended    year ended
                                                                                              June 30, 2002   December 31, 2001
                                                                                             ---------------- -----------------
                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.......................................................................   $    (39,588)    $    (144,085)
  Net realized gains/(losses) on investments................................................       (748,915)        3,795,874
  Net realized gains/(losses) on futures contracts..........................................       (181,926)          986,323
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.       (740,296)        1,262,661
                                                                                               ------------     -------------
  Change in net assets resulting from operations............................................     (1,710,725)        5,900,773
                                                                                               ------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................     38,856,431        63,246,434
   Service Class............................................................................      7,437,358       371,840,234
  Cost of shares redeemed
   Investor Class...........................................................................    (40,399,737)      (59,595,449)
   Service Class............................................................................     (6,512,104)     (378,713,748)
                                                                                               ------------     -------------
  Change in net assets resulting from capital share transactions............................       (618,052)       (3,222,529)
                                                                                               ------------     -------------
  Change in net assets......................................................................     (2,328,777)        2,678,244
Net Assets:
  Beginning of period.......................................................................      6,513,364         3,835,120
                                                                                               ------------     -------------
  End of period.............................................................................   $  4,184,587     $   6,513,364
                                                                                               ============     =============
Share Transactions:
  Issued
   Investor Class...........................................................................        703,399         3,025,232
   Service Class............................................................................        139,634        18,358,986
  Redeemed
   Investor Class...........................................................................       (729,657)       (3,087,039)
   Service Class............................................................................       (115,657)      (18,399,189)
                                                                                               ------------     -------------
  Change in Shares..........................................................................         (2,281)         (102,010)
                                                                                               ============     =============

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                                                     Investor Class/(a)/
                                              -----------------------------------------------------------
                                                  For the               For the             For the period
                                              six months ended        year ended       August 7, 2000/(b)/ through
                                               June 30, 2002       December 31, 2001       December 31, 2000
                                              ----------------     -----------------   -------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.........    $    65.13           $    94.85              $   150.00
                                                 ----------           ----------              ----------
Investment Activities:
 Net investment loss.........................         (0.50)/(c)/          (1.06)/(c)/             (2.40)/(c)/
 Net realized and unrealized losses on
   investments and futures contracts.........        (21.59)              (28.66)/(d)/            (52.75)
                                                 ----------           ----------              ----------
 Total loss from investment activities.......        (22.09)              (29.72)                 (55.15)
                                                 ----------           ----------              ----------
Net Asset Value, End of Period...............    $    43.04           $    65.13              $    94.85
                                                 ==========           ==========              ==========
Total Return.................................        (33.92)%/(e)/        (31.33)%                (36.77)%/(e)/
Ratios/Supplemental Data:
Net assets, end of period....................    $2,519,779           $5,523,747              $2,780,938
Ratio of expenses to average net assets......          1.95%/(f)/           1.91%                   1.60%/(f)/
Ratio of net investment loss to average net
 assets......................................         (1.74)%/(f)/         (1.48)%                 (4.83)%/(f)/
Ratio of expenses to average net assets*.....          2.39%/(f)/           2.40%                   1.60%/(f)/
Portfolio turnover/(g)/......................           619%                5388%                    632%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Financial
 Highlights,
 continued
Selected data for a
share of beneficial
interest outstanding
throughout the
periods indicated.
                                          Service Class/(a)/
                     ------------------------------------------------------
                                                               For the period
                         For the               For the       August 7, 2000/(b)/
                     six months ended        year ended           through
                      June 30, 2002       December 31, 2001  December 31, 2000
                     ----------------     -----------------  ------------------
                       (Unaudited)
Net Asset Value,
 Beginning of
 Period.............    $    64.33            $  94.80           $   150.00
                        ----------            --------           ----------
Investment
 Activities:
 Net investment
   loss.............         (0.76)/(c)/         (2.08)/(c)/          (0.45)/(c)/
 Net realized and
   unrealized
   losses on
   investments
   and futures
   contracts........        (21.27)             (28.39)/(d)/         (54.75)
                        ----------            --------           ----------
 Total loss from
   investment
   activities.......        (22.03)             (30.47)              (55.20)
                        ----------            --------           ----------
Net Asset Value,
 End of Period......    $    42.30            $  64.33           $    94.80
                        ==========            ========           ==========
Total Return........        (34.25)%/(e)/       (32.14)%             (36.80)%/(e)/

 Ratios/Supplemental
 Data:
Net assets, end
 of period..........    $1,664,808            $989,617           $1,054,182
Ratio of expenses
 to average net
 assets.............          2.95%/(f)/          2.95%                2.80%/(f)/
Ratio of net
 investment loss
 to average net
 assets.............         (2.74)%/(f)/        (2.25)%              (1.06)%/(f)/
Ratio of expenses
 to average net
 assets*............          3.50%/(f)/          3.45%                2.80%/(f)/
Portfolio
 turnover/(g)/......           619%               5388%                 632%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Europe 30 ProFund                        Investments
             (Unaudited)                            June 30, 2002

         Common Stocks (78.8%)
                                                      Shares    Value
                                                     --------- --------
        Allianz AG--ADR.............................      820  $ 16,318
        AstraZeneca PLC--ADR........................      600    24,600
        Aventis SA--ADR.............................      270    19,016
        Banco Bilbao Vizcaya--ADR...................    1,070    11,952
        Banco Santander Central Hispano SA--ADR.....    1,590    12,386
        Barclays PLC--ADR...........................      560    18,878
        BP Amoco PLC--ADR...........................    1,310    66,141
        Credit Suisse Group--ADR....................      410    12,915
        Deutsche Telekom AG--ADR....................    1,410    13,127
        Diageo PLC--ADR.............................      290    14,979
        E.On AG--ADR................................      240    13,925
        ENI SpA--ADR................................      270    21,600
        Ericsson (LM) Telephone Co.--ADR*...........    2,670     3,845
        France Telecom SA--ADR......................      390     3,658
        GlaxoSmithKline PLC--ADR....................    1,070    46,160
        HSBC Holdings PLC--ADR......................      640    37,247
        ING Groep NV--ADR...........................      680    17,292
        Koninklijke (Royal) Philips Electronics NV--
         ADR........................................      460    12,696
        Lloyds TSB Group PLC--ADR...................      470    18,824
        Nokia OYJ--ADR..............................    1,600    23,168
        Novartis AG--ADR............................      890    39,009
        Royal Dutch Petroleum Co.--ADR..............      720    39,794
        SAP AG--ADR.................................      430    10,445
        Shell Transport & Trading Co.--ADR..........      570    25,656
        Siemens AG--ADR.............................      300    17,820
        Telecom Italia SpA--ADR.....................      220    17,182
        Telefonica SA--ADR*.........................      519    12,897
        Total Fina SA--ADR..........................      510    41,259
        Vivendi Universal SA--ADR...................      370     7,955
        Vodafone Group PLC--ADR.....................    2,320    31,668
                                                               --------
        TOTAL COMMON STOCKS.........................            652,412
                                                               --------
         Federal Home Loan Bank (14.1%)
                                                     Principal
                                                      Amount
                                                     ---------
        Federal Home Loan Bank, 1.35%, 7/1/02....... $117,000   116,987
                                                               --------
        TOTAL FEDERAL HOME LOAN BANK................            116,987
                                                               --------
        TOTAL INVESTMENTS
         (Cost $699,193)/(a)/--92.9%................            769,399
        Other assets in excess of liabilities--7.1%.             59,223
                                                               --------
        NET ASSETS--100.0%..........................           $828,622
                                                               ========

           Futures Contracts Purchased
                                                            Unrealized
                                                  Contracts    Loss
                                                  --------- ----------
          E-mini S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $346,500).............     7      $(9,617)

              Futures Contracts Sold
                                                        Unrealized
                                              Contracts    Gain
                                              --------- ----------
             S&P 500 Future Contract expiring
              September 2002 (Underlying face
              amount at value $247,000)......     1       $6,969

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation............ $77,766
                  Unrealized depreciation............  (7,560)
                                                      -------
                  Net unrealized appreciation........ $70,206
                                                      =======

ADR--American Depositary Receipt.

The Europe 30 ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                       Banks.................................... 13.5%
                       Electric.................................  1.7%
                       Electronics..............................  1.5%
                       Food & Beverage..........................  1.8%
                       Insurance................................  4.1%
                       Media....................................  1.0%
                       Miscellaneous Manufacturing..............  2.2%
                       Oil & Gas................................ 23.5%
                       Pharmaceuticals.......................... 15.5%
                       Software.................................  1.3%
                       Telecommunications....................... 12.7%
                       Other.................................... 21.2%

                       The Europe 30 ProFund's investment concentration based on net assets, by country, as of June 30, 2002, was as follows:

                       Finland..................................  2.8%
                       France...................................  8.7%
                       Germany..................................  8.6%
                       Italy....................................  4.7%
                       Netherlands..............................  8.4%
                       Spain....................................  4.5%
                       Sweden...................................  0.5%
                       Switzerland..............................  6.3%
                       United Kingdom........................... 34.3%
                       United States............................ 21.2%

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund
(Unaudited)


        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $699,193).............. $   769,399
         Cash...............................................       1,378
         Dividends and interest receivable..................       7,283
         Receivable for investments sold....................      65,216
         Receivable from Investment Advisor.................       1,069
         Prepaid expenses...................................         853
                                                             -----------
          Total Assets......................................     845,198
                                                             -----------
       Liabilities:
         Variation margin on futures contracts..............         250
         Administration fees payable........................         117
         Distribution and service fees payable--
          Service Class.....................................      13,744
         Other accrued expenses.............................       2,465
                                                             -----------
          Total Liabilities.................................      16,576
                                                             -----------
       Net Assets........................................... $   828,622
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 5,154,685
         Accumulated undistributed net investment income....      38,565
         Accumulated net realized losses on investments,
          futures contracts and foreign currency
          transactions......................................  (4,432,186)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................      67,558
                                                             -----------
       Net Assets........................................... $   828,622
                                                             ===========
       Investor Class:
         Net Assets......................................... $   718,484
         Shares of Beneficial Interest Outstanding..........      66,094
         Net Asset Value (offering and redemption price per
          share)............................................ $     10.87
                                                             ===========
       Service Class:
         Net Assets......................................... $   110,138
         Shares of Beneficial Interest Outstanding..........      10,494
         Net Asset Value (offering and redemption price per
          share)............................................ $     10.50
                                                             ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $  78,303
       Interest................................................     1,617
                                                                ---------
        Total Income...........................................    79,920
                                                                ---------
     Expenses:
       Advisory fees...........................................    14,821
       Management services fees................................     2,964
       Administration fees.....................................       875
       Distribution and service fees--Service Class............     2,917
       Transfer agent fees.....................................    13,208
       Registration and filing fees............................    17,205
       Custody fees............................................     4,957
       Fund accounting fees....................................     2,017
       Other fees..............................................     4,083
                                                                ---------
        Total Expenses before waivers/reimbursements...........    63,047
        Less Expenses waived/reimbursed by the Investment
         Advisor...............................................   (21,692)
                                                                ---------
        Net Expenses...........................................    41,355
                                                                ---------
     Net Investment Income.....................................    38,565
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments and foreign
        currency transactions..................................  (707,745)
       Net realized losses on futures contracts................   (85,282)
       Net change in unrealized appreciation/(depreciation) on
        investments, futures contracts and foreign currency
        transactions...........................................  (136,131)
                                                                ---------
        Net realized and unrealized losses on investments,
         futures contracts and foreign currency
         transactions..........................................  (929,158)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(890,593)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund


   Statements of Changes in Net Assets
                                               For the           For the
                                           six months ended    year ended
                                            June 30, 2002   December 31, 2001
                                           ---------------- -----------------
                                             (Unaudited)
  From Investment Activities:
  Operations:
   Net investment income..................   $     38,565     $       3,055
   Net realized losses on investments,
     swap contracts and foreign currency
     transactions.........................       (707,745)       (2,358,769)
   Net realized losses on futures
     contracts............................        (85,282)          (85,522)
   Net change in unrealized
     appreciation/(depreciation) on
     investments, futures contracts and
     foreign currency transactions........       (136,131)           62,008
                                             ------------     -------------
   Change in net assets resulting from
     operations...........................       (890,593)       (2,379,228)
                                             ------------     -------------
  Capital Transactions:
   Proceeds from shares issued
     Investor Class.......................     75,209,460       423,590,685
     Service Class........................      3,784,542        20,464,363
   Cost of shares redeemed
     Investor Class.......................    (79,615,162)     (418,639,390)
     Service Class........................     (3,698,381)      (19,663,022)
                                             ------------     -------------
   Change in net assets resulting from
     capital transactions.................     (4,319,541)        5,752,636
                                             ------------     -------------
   Change in net assets...................     (5,210,134)        3,373,408
  Net Assets:
   Beginning of period....................      6,038,756         2,665,348
                                             ------------     -------------
   End of period..........................   $    828,622     $   6,038,756
                                             ============     =============
  Share Transactions:
   Issued
     Investor Class.......................      6,427,838        21,524,770
     Service Class........................        336,682         1,231,134
   Redeemed
     Investor Class.......................     (6,831,068)      (21,155,327)
     Service Class........................       (335,667)       (1,239,736)
                                             ------------     -------------
   Change in shares.......................       (402,215)          360,841
                                             ============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                           Investor Class
                                                         --------------------------------------------------------------

                                                             For the               For the               For the
                                                         six months ended        year ended            year ended
                                                          June 30, 2002       December 31, 2001     December 31, 2000
                                                         ----------------    -----------------      -----------------
                                                           (Unaudited)
Net Asset Value, Beginning of Period....................     $  12.62           $    22.65             $    40.99
                                                             --------           ----------             ----------
Investment Activities:
  Net investment income/(loss)..........................         0.12/(b)/              --/(b),(c)/         (0.07)/(b)/
  Net realized and unrealized gains/(losses) on
   investments, futures contracts, swap contracts and
   foreign currency transactions........................        (1.87)              (10.03)                (13.77)
                                                             --------           ----------             ----------
  Total income/(loss) from investment activities........        (1.75)              (10.03)                (13.84)
                                                             --------           ----------             ----------
Distributions to Shareholders From:
  Net investment income.................................           --                   --                  (0.02)
  Net realized gains on investments, futures contracts,
   swap contracts and foreign currency transactions.....           --                   --                  (4.48)
                                                             --------           ----------             ----------
  Total distributions...................................           --                   --                  (4.50)
                                                             --------           ----------             ----------
Net Asset Value, End of Period..........................     $  10.87           $    12.62             $    22.65
                                                             ========           ==========             ==========
Total Return............................................       (13.87)%/(d)/        (44.28)%               (33.55)%
Ratios/Supplemental Data:
Net assets, end of period...............................     $718,484           $5,922,637             $2,262,458
Ratio of expenses to average net assets.................         1.94%/(e)/           2.75%                  2.53%
Ratio of net investment income/(loss) to average net
 assets.................................................         1.99%/(e)/           0.02%                 (0.20)%
Ratio of expenses to average net assets*................         3.07%/(e)/           4.17%                  4.07%
Portfolio turnover/(f)/.................................         1833%               11239%                  2381%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                                           For the period
                                                         March 15, 1999/(a)/
                                                              through
                                                         December 31, 1999
                                                         ------------------

Net Asset Value, Beginning of Period....................     $    30.00
                                                             ----------
Investment Activities:
  Net investment income/(loss)..........................           0.19
  Net realized and unrealized gains/(losses) on
   investments, futures contracts, swap contracts and
   foreign currency transactions........................          10.80
                                                             ----------
  Total income/(loss) from investment activities........          10.99
                                                             ----------
Distributions to Shareholders From:
  Net investment income.................................             --
  Net realized gains on investments, futures contracts,
   swap contracts and foreign currency transactions.....             --
                                                             ----------
  Total distributions...................................             --
                                                             ----------
Net Asset Value, End of Period..........................     $    40.99
                                                             ==========
Total Return............................................          36.63%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............................     $5,560,299
Ratio of expenses to average net assets.................           1.53%/(e)/
Ratio of net investment income/(loss) to average net
 assets.................................................           1.79%/(e)/
Ratio of expenses to average net assets*................           2.53%/(e)/
Portfolio turnover/(f)/.................................            514%

------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund


 Financial Highlights, continued
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                               Service Class
                               -----------------------------------------------------------------------
                                                                                          For the period
                                   For the              For the           For the       March 15, 1999/(a)/
                               six months ended       year ended        year ended           through
                                June 30, 2002      December 31, 2001 December 31, 2000  December 31, 1999
                               ----------------    ----------------- -----------------  ------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period.......................     $  12.25            $  22.28          $  40.72          $     30.00
                                   --------            --------          --------          -----------
Investment Activities:
 Net investment income/(loss).         0.11/(b)/           0.04/(b)/        (0.24)/(b)/           0.03
 Net realized and unrealized
   gains/(losses) on
   investments, futures
   contracts, swap contracts
   and foreign currency
   transactions...............        (1.86)             (10.07)           (13.72)               10.69
                                   --------            --------          --------          -----------
 Total income/(loss) from
   investment activities......        (1.75)             (10.03)           (13.96)               10.72
                                   --------            --------          --------          -----------
Distributions to Shareholders
 From:
 Net realized gains on
   investments, futures
   contracts, swap contracts
   and foreign currency
   transactions...............           --                  --             (4.48)                  --
                                   --------            --------          --------          -----------
 Total distributions..........           --                  --             (4.48)                  --
                                   --------            --------          --------          -----------
Net Asset Value, End of Period     $  10.50            $  12.25          $  22.28          $     40.72
                                   ========            ========          ========          ===========
Total Return..................       (14.29)%/(c)/       (45.02)%          (34.07)%              35.73%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.....     $110,138            $116,119          $402,890          $18,960,052
Ratio of expenses to average
 net assets...................         2.94%/(d)/          3.36%             3.54%                2.50%/(d)/
Ratio of net investment
 income/(loss) to average net
 assets.......................         2.01%/(d)/          0.22%            (0.66)%               0.46%/(d)/
Ratio of expenses to average
 net assets*..................         3.87%/(d)/          4.78%             5.08%                3.58%/(d)/
Portfolio turnover/(e)/.......         1833%              11239%             2381%                 514%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Value ProFund                    Investments
             (Unaudited)                            June 30, 2002

             Common Stocks (96.6%)
                                                 Shares    Value
                                                 ------ -----------
            3Com Corp.*.........................  8,554 $    37,638
            ADTRAN, Inc.*.......................    940      17,859
            Advanced Fibre Communications, Inc.*  1,974      32,650
            AdvancePCS*.........................  2,256      54,009
            AGCO Corp...........................  1,786      34,826
            AGL Resources, Inc..................  1,316      30,531
            Airborne, Inc.......................  1,128      21,658
            Airgas, Inc.*.......................  1,692      29,272
            AK Steel Holding Corp...............  2,632      33,716
            Alaska Air Group, Inc.*.............    658      17,174
            Albany International Corp.--Class A.    752      20,236
            Albemarle Corp......................  1,034      31,796
            Alexander & Baldwin, Inc............    940      23,998
            ALLETE, Inc.........................  2,068      56,043
            Alliant Energy Corp.................  2,162      55,563
            Allmerica Financial Corp............  1,316      60,799
            American Financial Group, Inc.......  1,692      40,439
            American Water Works Co., Inc.......  2,444     105,605
            AmeriCredit Corp.*..................  2,068      58,007
            Amerus Group Co.....................    940      34,874
            Aquilla, Inc........................  3,384      27,072
            Arch Coal, Inc......................  1,222      27,752
            Arrow Electronics, Inc.*............  2,444      50,713
            ArvinMeritor, Inc...................  1,598      38,352
            Ascential Software Corp.*...........  6,298      17,571
            Associated Banc-Corp................  1,785      67,312
            Astoria Financial Corp..............  2,256      72,305
            Atlas Air, Inc.*....................    940       3,478
            Atmel Corp.*........................ 11,280      70,613
            Avnet, Inc..........................  2,914      64,079
            Avocent Corp.*......................  1,034      16,461
            Bandag, Inc.........................    470      13,310
            Bank of Hawaii Corp.................  1,880      52,640
            Banknorth Group, Inc................  3,666      95,389
            Banta Corp..........................    564      20,248
            Barnes & Noble, Inc.*...............  1,598      42,234
            Belo (A.H.) Corp.--Class A..........  2,632      59,510
            Black Hills Corp....................    658      22,773
            Bob Evans Farms, Inc................    846      26,632
            Borders Group, Inc.*................  1,974      36,322
            BorgWarner, Inc.....................    658      38,006
            Bowater, Inc........................  1,316      71,551
            Broadwing, Inc.*....................  5,264      13,686
            Cabot Corp..........................  1,504      43,089
            Callaway Golf Co....................  1,880      29,779
            Carlisle Companies, Inc.............    752      33,825
            Carpenter Technology Corp...........    564      16,249
            CBRL Group, Inc.....................  1,316      40,164
            CheckFree Holdings Corp.*...........  1,880      29,403
            Cirrus Logic, Inc.*.................  1,974      14,785
            City National Corp..................  1,128      60,630
            Claire's Stores, Inc................  1,222      27,984
            Clayton Homes, Inc..................  3,290      51,982
            CLECO Corp..........................  1,128      24,703
            CNF, Inc............................  1,222      46,412
            Colonial BancGroup, Inc.............  2,820      42,300
            Commscope, Inc.*....................  1,504      18,800
            Compass Bancshares, Inc.............  3,102     104,227
            Conectiv, Inc.......................  2,162      55,801
            Constellation Brands, Inc.*.........  2,162      69,184

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Credence Systems Corp.*.............. 1,504  $    26,726
            Cree Research, Inc.*................. 1,786       23,629
            Crompton Corp........................ 2,726       34,757
            Cytec Industries, Inc.*..............   940       29,554
            D.R. Horton, Inc..................... 3,478       90,532
            Dean Foods Co.*...................... 2,068       77,136
            Dole Food Co., Inc................... 1,316       37,967
            DQE, Inc............................. 1,692       23,688
            Dycom Industries, Inc.*.............. 1,128       13,186
            Edwards (A.G.), Inc.................. 1,974       76,730
            EGL, Inc.*........................... 1,128       19,131
            Emmis Communications Corp.*.......... 1,222       25,894
            Energy East Corp..................... 2,820       63,733
            ETRADE Group, Inc.*.................. 9,024       49,272
            Everest Re Group, Ltd................ 1,222       68,371
            Extended Stay America, Inc.*......... 2,256       36,592
            Fidelity National Financial, Inc..... 2,256       71,290
            First Virginia Banks, Inc............ 1,128       60,483
            FirstMerit Corp...................... 2,068       57,035
            Forest Oil Corp.*.................... 1,128       32,069
            Fuller (H. B.) Co....................   658       19,273
            Furniture Brands International, Inc.* 1,316       39,809
            GATX Corp............................ 1,222       36,782
            Glatfelter (P.H.) Co................. 1,034       19,439
            Golden State Bancorp, Inc............ 3,290      119,263
            Granite Construction, Inc............ 1,034       26,161
            Great Plains Energy, Inc............. 1,504       30,606
            Hanover Compressor Co.*.............. 1,504       20,304
            Harris Corp.......................... 1,598       57,912
            Harsco Corp..........................   940       35,250
            Hawaiian Electric Industries, Inc....   846       35,997
            HCC Insurance Holdings, Inc.......... 1,504       39,630
            Helmerich & Payne, Inc............... 1,222       43,650
            Hibernia Corp........................ 3,854       76,271
            Hispanic Broadcasting Corp.--Class A* 2,632       68,695
            HON Industries, Inc.................. 1,410       38,380
            Horace Mann Educators Corp...........   940       17,550
            Hospitality Properties Trust......... 1,504       54,896
            ICN Pharmaceuticals, Inc............. 1,974       47,791
            IDACORP, Inc.........................   940       26,038
            Imation Corp.*.......................   846       25,177
            Incyte Genomics, Inc.*............... 1,598       11,617
            Independence Community Bank Corp..... 1,410       40,509
            IndyMac Bancorp, Inc.*............... 1,410       31,979
            InFocus Corp.*.......................   940       11,073
            Integrated Device Technology, Inc.*.. 2,538       46,039
            Internet Security Systems, Inc.*..... 1,128       14,799
            Interstate Bakeries Corp............. 1,034       29,862
            J.B. Hunt Transport Services, Inc.*..   940       27,749
            Kaydon Corp..........................   752       17,755
            Keane, Inc.*......................... 1,786       22,146
            Kelly Services, Inc.--Class A........   846       22,850
            KEMET Corp.*......................... 2,068       36,934
            Kennametal, Inc......................   846       30,964
            Korn/Ferry International*............   940        8,554
            LaBranche & Co., Inc.*............... 1,410       32,289
            Lattice Semiconductor Corp.*......... 2,632       23,004
            Lear Corp.*.......................... 1,598       73,907
            Lee Enterprises, Inc................. 1,034       36,190
            Legato Systems, Inc.*................ 2,726        9,814

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Value ProFund                    Investments
             (Unaudited)                            June 30, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Lennar Corp........................ 1,598  $    97,798
             Leucadia National Corp............. 1,316       41,665
             Longs Drug Stores Corp.............   940       26,593
             Longview Fibre Co.................. 1,222       11,511
             LTX Corp.*......................... 1,128       16,108
             Lubrizol Corp...................... 1,222       40,936
             M&T Bank Corp...................... 2,256      193,475
             Macrovision Corp.*................. 1,222       16,020
             Mandalay Resort Group*............. 1,692       46,648
             Martin Marietta Materials.......... 1,128       43,992
             McDATA Corp.--Class A*............. 2,726       24,016
             MDU Resources Group, Inc........... 1,692       44,483
             Media General, Inc.--Class A.......   564       33,840
             Mercantile Bankshares Corp......... 1,692       69,423
             Metris Cos., Inc................... 1,504       12,498
             Millennium Pharmaceuticals, Inc.*.. 6,768       82,232
             Minerals Technologies, Inc.........   470       23,180
             MIPS Technologies, Inc.--Class B*..   940        5,236
             Modine Manufacturing Co............   846       20,795
             Mohawk Industries, Inc.*........... 1,598       98,325
             MONY Group, Inc.................... 1,128       38,363
             MPS Group, Inc.*................... 2,350       19,975
             National Commerce Financial Corp... 4,888      128,554
             National Fuel Gas Co............... 1,974       44,435
             National-Oilwell, Inc.*............ 1,974       41,553
             NCO Group, Inc.*...................   658       14,331
             Neiman Marcus Group, Inc.--Class A* 1,128       39,142
             New Plan Excel Realty Trust, Inc... 2,256       46,992
             Newport Corp.......................   846       13,248
             Noble Energy, Inc.................. 1,410       50,831
             Northeast Utilities System......... 3,384       63,653
             NSTAR.............................. 1,316       58,930
             Ocean Energy, Inc.................. 4,136       89,627
             OGE Energy Corp.................... 1,880       42,977
             Ohio Casualty Corp.*............... 1,410       29,469
             Old Republic International Corp.... 2,914       91,791
             Olin Corp.......................... 1,128       24,985
             Omnicare, Inc...................... 2,256       59,242
             ONEOK, Inc......................... 1,410       30,950
             Overseas Shipholding Group, Inc....   846       17,834
             PacifiCare Health Systems, Inc.*...   846       23,011
             Packaging Corporation of America*.. 2,538       50,481
             Park Place Entertainment Corp.*.... 7,332       75,154
             Payless ShoeSource, Inc.*..........   564       32,515
             Pennzoil-Quaker State Co........... 1,880       40,476
             Pentair, Inc....................... 1,222       58,754
             PepsiAmericas, Inc................. 3,760       56,174
             Perrigo Co.*....................... 1,786       23,218
             Pioneer Natural Resources Co.*..... 2,726       71,012
             Pittston Brink's Group............. 1,316       31,584
             Plexus Corp.*...................... 1,034       18,715
             PMI Group, Inc..................... 1,034       39,499
             PNM Resources, Inc.................   940       22,748
             Polycom, Inc.*..................... 2,444       29,304
             Potlatch Corp......................   658       22,385
             Potomac Electric Power Co.......... 2,632       56,535
             Powerwave Technologies, Inc.*...... 1,598       14,638
             Precision Castparts Corp........... 1,222       40,326
             Pride International, Inc.*......... 3,196       50,049
             Protective Life Corp............... 1,692       56,005

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Protein Design Labs, Inc.*............. 2,162  $    23,479
           Provident Financial Group, Inc......... 1,222       35,450
           Puget Energy, Inc...................... 2,068       42,704
           Quanta Services, Inc.*................. 1,504       14,844
           Quantum Corp.--DLT & Storage Systems
            Group*................................ 3,760       15,792
           Questar Corp........................... 1,974       48,757
           R.J. Reynolds Tobacco Holdings......... 2,256      121,260
           Radian Group, Inc...................... 2,256      110,206
           Rayonier, Inc..........................   658       32,328
           Republic Services, Inc.*............... 4,136       78,874
           RPM, Inc............................... 2,726       41,571
           RSA Security, Inc.*.................... 1,316        6,330
           Ruddick Corp........................... 1,128       19,131
           Saks, Inc.*............................ 3,478       44,657
           Sandisk Corp.*......................... 1,692       20,981
           SCANA Corp............................. 2,538       78,349
           Schulman (A.), Inc.....................   752       16,130
           Sensient Technologies Corp............. 1,128       25,673
           Sequa Corp.--Class A*..................   282       18,440
           Sierra Pacific Resources............... 2,444       19,063
           Silicon Valley Bancshares*............. 1,128       29,734
           Six Flags, Inc.*....................... 2,256       32,600
           Smithfield Foods, Inc.*................ 2,726       50,567
           Sovereign Bancorp, Inc................. 6,204       92,750
           StanCorp Financial Group, Inc..........   752       41,736
           Stewart & Stevenson Services, Inc......   658       11,673
           Storage Technology Corp.*.............. 2,538       40,532
           Superior Industries International, Inc.   658       30,433
           Swift Transportation Co., Inc.*........ 2,068       48,183
           Sybase, Inc.*.......................... 2,350       24,793
           Sykes Enterprises, Inc.*...............   940        7,228
           Sylvan Learning Systems, Inc.*.........   940       18,744
           Tech Data Corp.*....................... 1,316       49,811
           Tecumseh Products Co...................   470       24,948
           Telephone & Data Systems, Inc.......... 1,410       85,375
           Tidewater, Inc......................... 1,504       49,511
           Titan Corp.*........................... 1,880       34,385
           Transaction Systems Architects, Inc.*..   846        9,949
           Triad Hospitals, Inc.*................. 1,786       75,691
           Trinity Industries, Inc................ 1,034       21,424
           TriQuint Semiconductor, Inc.*.......... 3,196       20,486
           Tyson Foods, Inc.--Class A............. 8,554      132,673
           Unifi, Inc.*........................... 1,316       14,344
           United Rentals, Inc.*.................. 1,786       38,936
           Unitrin, Inc........................... 1,598       57,160
           Universal Corp.........................   658       24,149
           Valero Energy Corp..................... 2,538       94,971
           Varco International, Inc.*............. 2,350       41,219
           Vectren Corp........................... 1,598       40,110
           Vishay Intertechnology, Inc.*.......... 3,854       84,788
           Wallace Computer Services, Inc......... 1,034       22,231
           Wausau-Mosinee Paper Corp.............. 1,222       14,725
           Webster Financial Corp................. 1,222       46,729
           Westar Energy, Inc..................... 1,692       25,972
           Western Gas Resources, Inc.............   752       28,125
           WGL Holdings, Inc...................... 1,222       31,650
           Wind River Systems, Inc.*.............. 1,880        9,419
           Wisconsin Energy Corp.................. 2,820       71,262
           WPS Resources Corp.....................   752       30,704

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Value ProFund                    Investments
             (Unaudited)                            June 30, 2002

        Common Stocks, continued
                                                    Shares     Value
                                                   --------- -----------
       York International Corp....................      940  $    31,763
                                                             -----------
       TOTAL COMMON STOCKS........................             9,942,443
                                                             -----------
        Federal Home Loan Bank (1.4%)
                                                   Principal
                                                    Amount
                                                   ---------
       Federal Home Loan Bank, 1.35%,
        07/01/02.................................. $139,000      138,984
                                                             -----------
       TOTAL FEDERAL HOME LOAN BANK...............               138,984
                                                             -----------
       TOTAL INVESTMENTS
        (Cost $9,245,002)/(a)/--98.0%.............            10,081,427
       Other assets in excess of liabilities--2.0%               202,385
                                                             -----------
       NET ASSETS--100.0%.........................           $10,283,812
                                                             ===========
        Futures Contracts Purchased
                                                             Unrealized
                                                   Contracts    Gain
                                                   --------- -----------
       S&P Mid Cap 400 Future Contract
        expiring September 2002 (Underlying
        face amount at value $97,900).............    2      $       930

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 984,736
                     Unrealized depreciation....  (148,311)
                                                 ---------
                     Net unrealized appreciation $ 836,425
                                                 =========

The Mid-Cap Value ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                      Aerospace/Defense.............  0.5%
                      Agriculture...................  1.4%
                      Airlines......................  0.2%
                      Apparel.......................  0.1%
                      Auto Parts & Equipment........  2.1%
                      Banks......................... 13.9%
                      Beverages.....................  1.2%
                      Biotechnology.................  1.1%
                      Building Materials............  0.7%
                      Chemicals.....................  3.3%
                      Coal..........................  0.3%
                      Commercial Services...........  1.7%
                      Computers.....................  1.2%
                      Distribution/Wholesale........  0.5%
                      Diversified Financial Services  1.7%
                      Electric......................  9.2%
                      Electronics...................  2.3%
                      Engineering & Construction....  0.4%
                      Entertainment.................  0.5%
                      Environmental Control.........  0.8%
                      Food..........................  3.6%
                      Forest & Paper Products.......  1.7%
                      Health Care...................  1.0%
                      Home Builders.................  2.3%
                      Home Furnishings..............  0.7%
                      Household Products............  0.6%
                      Insurance.....................  8.2%
                      Internet......................  1.4%
                      Iron/Steel....................  0.5%
                      Leisure Time..................  0.3%
                      Lodging.......................  1.5%
                      Machinery & Equipment.........  1.4%
                      Manufacturing.................  1.8%
                      Media.........................  2.2%
                      Metals........................  0.6%
                      Office/Business Equipment.....  0.4%
                      Oil & Gas.....................  5.5%
                      Oil & Gas Equipment& Services.  1.5%
                      Packaging & Containers........  0.5%
                      Pharmaceuticals...............  1.8%
                      Pipelines.....................  1.4%
                      Real Estate Investment Trust..  1.0%
                      Retail........................  3.1%
                      Semiconductors................  2.4%
                      Software......................  0.9%
                      Telecommunications............  2.8%
                      Textiles......................  1.0%
                      Transportation................  2.0%
                      Trucking & Leasing............  0.4%
                      Water.........................  1.0%
                      Other.........................  3.4%

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $9,245,002)............ $10,081,427
         Cash...............................................      11,729
         Dividends and interest receivable..................      10,825
         Receivable for investments sold....................     211,387
         Variation margin on futures contracts..............         700
         Prepaid expenses...................................       2,400
                                                             -----------
          Total Assets......................................  10,318,468
                                                             -----------
       Liabilities:
         Payable for investments purchased..................       5,629
         Advisory fees payable..............................       7,447
         Management services fees...........................       1,490
         Administration fees payable........................         543
         Distribution and service fees payable--
          Service Class.....................................       4,537
         Other accrued expenses.............................      15,010
                                                             -----------
          Total Liabilities.................................      34,656
                                                             -----------
       Net Assets........................................... $10,283,812
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 9,834,174
         Accumulated net investment loss....................    (127,807)
         Accumulated net realized losses on investments and
          futures contracts.................................    (259,910)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................     837,355
                                                             -----------
       Net Assets........................................... $10,283,812
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 4,914,822
         Shares of Beneficial Interest Outstanding..........     167,927
         Net Asset Value (offering and redemption price per
          share)............................................ $     29.27
                                                             ===========
       Service Class:
         Net Assets......................................... $ 5,368,990
         Shares of Beneficial Interest Outstanding..........     184,781
         Net Asset Value (offering and redemption price per
          share)............................................ $     29.06
                                                             ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $ 194,866
       Interest................................................       607
                                                                ---------
        Total Income...........................................   195,473
                                                                ---------
     Expenses:
       Advisory fees...........................................   100,133
       Management services fees................................    20,027
       Administration fees.....................................     5,094
       Distribution and service fees--Service Class............    66,498
       Transfer agent fees.....................................    41,567
       Registration and filing fees............................    23,242
       Custody fees............................................    29,615
       Fund accounting fees....................................     9,924
       Other fees..............................................    18,361
                                                                ---------
        Total Expenses.........................................   314,461
                                                                ---------
     Net Investment Loss.......................................  (118,988)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized gains on investments.......................   132,753
       Net realized losses on futures contracts................   (12,190)
       Net change in unrealized appreciation/(depreciation) on
        investments and futures contracts......................   351,764
                                                                ---------
        Net realized and unrealized gains on investments
         and futures contracts.................................   472,327
                                                                ---------
     Change in Net Assets Resulting from Operations............ $ 353,339
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund

 Statements of Changes in Net Assets

                                                                                                 For the
                                                                                             six months ended
                                                                                              June 30, 2002
                                                                                             ----------------
                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.......................................................................  $    (118,988)
  Net realized gains/(losses) on investments................................................        132,753
  Net realized losses on futures contracts..................................................        (12,190)
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.        351,764
                                                                                              -------------
  Change in net assets resulting from operations............................................        353,339
                                                                                              -------------
Distributions to Shareholders From:
  Net realized gains on investments
   Investor Class...........................................................................             --
   Service Class............................................................................             --
                                                                                              -------------
  Change in net assets resulting from distributions.........................................             --
                                                                                              -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................    214,745,099
   Service Class............................................................................     98,509,053
  Dividends reinvested
   Investor Class...........................................................................             --
   Service Class............................................................................             --
  Cost of shares redeemed
   Investor Class...........................................................................   (212,977,597)
   Service Class............................................................................   (100,100,114)
                                                                                              -------------
  Change in net assets resulting from capital transactions..................................        176,441
                                                                                              -------------
  Change in net assets......................................................................        529,780
Net Assets:
  Beginning of period.......................................................................      9,754,032
                                                                                              -------------
  End of period.............................................................................  $  10,283,812
                                                                                              =============
Share Transactions:
  Issued
   Investor Class...........................................................................      6,965,743
   Service Class............................................................................      3,281,698
  Reinvested
   Investor Class...........................................................................             --
   Service Class............................................................................             --
  Redeemed
   Investor Class...........................................................................     (6,921,928)
   Service Class............................................................................     (3,311,984)
                                                                                              -------------
  Change in shares..........................................................................         13,529
                                                                                              =============

 Statements of Changes in Net Assets
                                                                                                For the period
                                                                                             September 4, 2001/(a)/
                                                                                                    through
                                                                                               December 31, 2001
                                                                                             ---------------------

From Investment Activities:
Operations:
  Net investment loss.......................................................................     $    (10,819)
  Net realized gains/(losses) on investments................................................         (143,708)
  Net realized losses on futures contracts..................................................               --
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.          485,591
                                                                                                 ------------
  Change in net assets resulting from operations............................................          331,064
                                                                                                 ------------
Distributions to Shareholders From:
  Net realized gains on investments
   Investor Class...........................................................................          (74,743)
   Service Class............................................................................         (161,734)
                                                                                                 ------------
  Change in net assets resulting from distributions.........................................         (236,477)
                                                                                                 ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................       52,244,025
   Service Class............................................................................       37,474,428
  Dividends reinvested
   Investor Class...........................................................................           61,321
   Service Class............................................................................          161,734
  Cost of shares redeemed
   Investor Class...........................................................................      (48,842,335)
   Service Class............................................................................      (31,439,728)
                                                                                                 ------------
  Change in net assets resulting from capital transactions..................................        9,659,445
                                                                                                 ------------
  Change in net assets......................................................................        9,754,032
Net Assets:
  Beginning of period.......................................................................               --
                                                                                                 ------------
  End of period.............................................................................     $  9,754,032
                                                                                                 ============
Share Transactions:
  Issued
   Investor Class...........................................................................        1,891,421
   Service Class............................................................................        1,360,813
  Reinvested
   Investor Class...........................................................................            2,171
   Service Class............................................................................            5,741
  Redeemed
   Investor Class...........................................................................       (1,769,480)
   Service Class............................................................................       (1,151,487)
                                                                                                 ------------
  Change in shares..........................................................................          339,179
                                                                                                 ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund

 Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Investor Class
                                                                                   ------------------------------------
                                                                                                           For the period
                                                                                       For the          September 4, 2001/(a)/
                                                                                   six months ended            through
                                                                                    June 30, 2002         December 31, 2001
                                                                                   ----------------     ---------------------
                                                                                     (Unaudited)
Net Asset Value, Beginning of Period..............................................    $    28.81             $    30.00
                                                                                      ----------             ----------
Investment Activities:
  Net investment loss.............................................................         (0.06)/(b)/            (0.05)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.          0.52                  (0.23)/(c)/
                                                                                      ----------             ----------
  Total income/(loss) from investment activities..................................          0.46                  (0.28)
                                                                                      ----------             ----------
Distributions to Shareholders From:
  Net realized gains on investments...............................................            --                  (0.91)
                                                                                      ----------             ----------
  Total distributions.............................................................            --                  (0.91)
                                                                                      ----------             ----------
Net Asset Value, End of Period....................................................    $    29.27             $    28.81
                                                                                      ==========             ==========
Total Return......................................................................          1.60%/(d)/            (0.88)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period.........................................................    $4,914,822             $3,575,806
Ratio of expenses to average net assets...........................................          1.85%/(e)/             1.95%/(e)/
Ratio of net investment loss to average net assets................................         (0.41)%/(e)/           (0.51)%/(e)/
Ratio of expenses to average net assets*..........................................          1.85%/(e)/             2.61%/(e)/
Portfolio turnover/(f)/...........................................................           880%                  1400%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund


 Financial Highlights, continued
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                  Service Class
                                                                                   -------------------------------------
                                                                                                            For the period
                                                                                        For the          September 4, 2001/(a)/
                                                                                    six months ended            through
                                                                                     June 30, 2002         December 31, 2001
                                                                                   ----------------      ---------------------
                                                                                         (Unaudited)
Net Asset Value, Beginning of Period..............................................   $      28.73             $    30.00
                                                                                     ------------             ----------
Investment Activities:
  Net investment loss.............................................................          (0.21)/(b)/            (0.07)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.           0.54                  (0.29)/(c)/
                                                                                     ------------             ----------
  Total income/(loss) from investment activities..................................           0.33                  (0.36)
                                                                                     ------------             ----------
Distributions to Shareholders From:
  Net realized gains on investments...............................................             --                  (0.91)
                                                                                     ------------             ----------
  Total distributions.............................................................             --                  (0.91)
                                                                                     ------------             ----------
Net Asset Value, End of Period....................................................   $      29.06             $    28.73
                                                                                     ============             ==========
Total Return......................................................................           1.15%/(d)/            (1.14)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period.........................................................   $  5,368,990             $6,178,226
Ratio of expenses to average net assets...........................................           2.85%/(e)/             2.77%/(e)/
Ratio of net investment loss to average net assets................................          (1.37)%/(e)/           (0.72)%/(e)/
Ratio of expenses to average net assets*..........................................           2.85%/(e)/             3.43%/(e)/
Portfolio turnover/(f)/...........................................................            880%                  1400%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Growth ProFund                   Investments
             (Unaudited)                            June 30, 2002

          Common Stocks (97.0%)
                                                      Shares   Value
                                                      ------ ----------
         99 Cents Only Stores*.......................   405  $   10,388
         Abercrombie & Fitch Co.--Class A*...........   594      14,327
         Activision, Inc.*...........................   378      10,985
         Acxiom Corp.*...............................   513       8,972
         Advent Software, Inc.*......................   189       4,857
         Affiliated Computer Services, Inc.--
          Class A*...................................   783      37,176
         American Eagle Outfitters, Inc.*............   432       9,132
         Ametek, Inc.................................   189       7,040
         Apogent Technologies, Inc.*.................   648      13,329
         Apria Healthcare Group, Inc.*...............   324       7,258
         Arthur J. Gallagher & Co....................   513      17,775
         Barr Laboratories, Inc.*....................   270      17,153
         Beckman Coulter, Inc........................   378      18,862
         BISYS Group, Inc.*..........................   702      23,377
         BJ's Wholesale Club, Inc.*..................   432      16,632
         Blyth, Inc..................................   270       8,429
         Brinker International, Inc.*................   594      18,860
         C.H. Robinson Worldwide, Inc................   513      17,201
         Cabot Microelectronics Corp.*...............   135       5,827
         Cadence Design Systems, Inc.*............... 1,458      23,503
         Catalina Marketing Corp.*...................   324       9,143
         CDW Computer Centers, Inc.*.................   540      25,277
         Ceridian Corp.*.............................   864      16,399
         Certegy, Inc.*..............................   405      15,030
         Choicepoint, Inc.*..........................   513      23,326
         Church & Dwight, Inc........................   243       7,613
         Coach, Inc.*................................   270      14,823
         Commerce Bancorp, Inc.......................   405      17,901
         Cooper Cameron Corp.*.......................   324      15,688
         Copart, Inc.*...............................   540       8,764
         Covance, Inc.*..............................   351       6,581
         CSG Systems International, Inc.*............   324       6,201
         Cypress Semiconductor Corp.*................   729      11,066
         CYTYC Corp.*................................   729       5,555
         DENTSPLY International, Inc.................   459      16,942
         DeVRY, Inc.*................................   405       9,250
         Dial Corp...................................   567      11,352
         Diebold, Inc................................   432      16,088
         Dollar Tree Stores, Inc.*...................   675      26,601
         Donaldson Company, Inc......................   270       9,461
         DPL, Inc....................................   756      19,996
         Dreyer's Grand Ice Cream, Inc...............   216      14,818
         DST Systems, Inc.*..........................   729      33,322
         Dun & Bradstreet Corp.*.....................   432      14,278
         Eaton Vance Corp............................   405      12,636
         Education Management Corp.*.................   216       8,798
         Edwards Lifesciences Corp.*.................   351       8,143
         Electronic Arts, Inc.*......................   837      55,285
         Energizer Holdings, Inc.*...................   540      14,807
         Ensco International, Inc....................   810      22,081
         Entercom Communications Corp.*..............   297      13,632
         Equitable Resources, Inc....................   378      12,965
         Expeditors International of Washington, Inc.   594      19,697
         Express Scripts, Inc.--Class A*.............   486      24,353
         Fairchild Semiconductor International, Inc.*   675      16,403
         Fastenal Co.................................   459      17,676
         Federal Signal Corp.........................   270       6,480
         FEI Co.*....................................   189       4,632
         Ferro Corp..................................   243       7,326

               Common Stocks, continued
                                                 Shares   Value
                                                 ------ ----------
              First Health Group Corp.*.........   594  $   16,656
              Flowserve Corp.*..................   324       9,655
              FMC Corp.*........................   216       6,517
              FMC Technologies, Inc.*...........   378       7,847
              Gartner Group, Inc.--Class B*.....   513       4,822
              Gentex Corp.*.....................   459      12,609
              Gilead Sciences, Inc.*............ 1,161      38,174
              GrafTech International, Ltd.*.....   324       3,985
              Grant Prideco, Inc.*..............   648       8,813
              Greater Bay Bancorp...............   297       9,136
              GreenPoint Financial Corp.........   594      29,165
              GTECH Holdings Corp.*.............   351       8,965
              Harte-Hanks, Inc..................   567      11,652
              Health Net, Inc.*.................   729      19,515
              Henry (Jack) & Associates, Inc....   540       9,013
              Henry Schein, Inc.*...............   243      10,814
              Herman Miller, Inc................   459       9,318
              Hillenbrand Industries, Inc.......   378      21,225
              Hormel Foods Corp.................   837      20,038
              Hubbell, Inc.--Class B............   351      11,986
              IDEC Pharmaceuticals Corp.*.......   918      32,543
              IMC Global, Inc...................   675       8,438
              International Rectifier Corp.*....   378      11,019
              International Speedway Corp.......   324      12,992
              Intersil Corp.--Class A*..........   810      17,318
              Investment Technology Group, Inc.*   297       9,712
              Investors Financial Services Corp.   378      12,678
              IVAX Corp.*....................... 1,188      12,830
              Jacobs Engineering Group, Inc.*...   324      11,269
              JM Smucker Co.....................   297      10,137
              L-3 Communications Holdings, Inc.*   459      24,786
              Lam Research Corp.*...............   756      13,593
              Lancaster Colony Corp.............   216       7,703
              Legg Mason, Inc...................   405      19,983
              LifePoint Hospitals, Inc.*........   243       8,823
              Lincare Holdings, Inc.*...........   648      20,930
              Lyondell Chemical Co..............   702      10,600
              Macromedia, Inc.*.................   351       3,113
              Manpower, Inc.....................   459      16,868
              McCormick & Company, Inc..........   837      21,552
              Mentor Graphics Corp.*............   378       5,375
              Michaels Stores, Inc.*............   405      15,795
              Micrel, Inc.*.....................   567       8,153
              Microchip Technology, Inc.*....... 1,188      32,587
              Murphy Oil Corp...................   270      22,275
              Mylan Laboratories, Inc...........   756      23,701
              National Instruments Corp.*.......   297       9,670
              Network Associates, Inc.*.........   837      16,129
              Neuberger Berman, Inc.............   432      15,811
              New York Community Bancorp........   648      17,561
              Nordson Corp......................   189       4,661
              North Fork Bancorp, Inc...........   972      38,695
              Outback Steakhouse, Inc.*.........   459      16,111
              Oxford Health Plans, Inc.*........   513      23,834
              Papa John's International, Inc.*..   135       4,508
              Patterson Dental Co.*.............   405      20,384
              Patterson-UTI Energy, Inc.*.......   459      12,958
              Plantronics, Inc.*................   270       5,133
              Price Communications Corp.*.......   324       5,184
              Quest Diagnostics, Inc.*..........   567      48,791

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Growth ProFund                   Investments
             (Unaudited)                            June 30, 2002

        Common Stocks, continued
                                                    Shares      Value
                                                   --------- -----------
       Reader's Digest Association, Inc...........      594   $   11,126
       Retek, Inc.*...............................      297        7,217
       Reynolds & Reynolds Co.....................      432       12,074
       RF Micro Devices, Inc.*....................      999        7,612
       Rollins, Inc...............................      189        3,844
       Roslyn Bancorp, Inc........................      513       11,199
       Ross Stores, Inc...........................      486       19,805
       Scholastic Corp.*..........................      243        9,210
       SEI Investments Co.........................      648       18,254
       Semtech Corp.*.............................      432       11,534
       Sepracor, Inc.*............................      513        4,899
       Smith International, Inc.*.................      297       20,252
       Solutia, Inc...............................      621        4,359
       Sonoco Products Co.........................      567       16,057
       Sotheby's Holdings, Inc.--Class A*.........      378        5,387
       SPX Corp.*.................................      243       28,552
       STERIS Corp.*..............................      405        7,740
       SunGard Data Systems, Inc.*................    1,674       44,327
       Symantec Corp.*............................      837       27,496
       Synopsys, Inc.*............................      459       25,158
       TCF Financial Corp.........................      459       22,537
       Teleflex, Inc..............................      243       13,887
       The Cheesecake Factory, Inc.*..............      297       10,538
       Timberland Co.--Class A*...................      243        8,704
       Tootsie Roll Industries, Inc...............      324       12,493
       Trigon Healthcare, Inc.*...................      216       21,725
       Universal Health Services, Inc.--Class B*..      351       17,199
       Valassis Communications, Inc.*.............      324       11,826
       Valspar Corp...............................      297       13,407
       Varian Medical Systems, Inc.*..............      405       16,423
       Vertex Pharmaceuticals, Inc.*..............      459        7,473
       Viad Corp..................................      540       14,040
       VISX, Inc.*................................      324        3,532
       Waddell & Reed Financial, Inc..............      486       11,139
       Washington Post Co.--Class B...............       54       29,430
       Weatherford International, Ltd.*...........      675       29,160
       Westamerica Bancorporation.................      216        8,545
       Westwood One, Inc.*........................      648       21,656
       Whole Foods Market, Inc.*..................      324       15,623
       Williams-Sonoma, Inc.*.....................      675       20,696
       Wilmington Trust Corp......................      189        5,765
                                                             -----------
       TOTAL COMMON STOCKS........................             2,407,480
                                                             -----------
        Federal Home Loan Bank (2.5%)
                                                   Principal
                                                    Amount
                                                   ---------
       Federal Home Loan Bank, 1.35%, 07/01/02....  $61,000       60,993
                                                             -----------
       TOTAL FEDERAL HOME LOAN BANK...............                60,993
                                                             -----------
       TOTAL INVESTMENTS
        (Cost $2,329,081)/(a)/--99.5%.............             2,468,473
       Other assets in excess of liabilities--0.5%                12,263
                                                             -----------
       NET ASSETS--100.0%.........................            $2,480,736
                                                             ===========

            Future Contracts Purchased            Futures  Unrealized
                                                           Unrealized
                                                 Contracts    Gain
                                                 --------- ----------
           E-mini S&P MidCap 400 Future Contract
            expiring September 2002 (Underlying
            face amount at value $97,900).......     2     $      930

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $151,971
                     Unrealized depreciation....  (12,579)
                                                 --------
                     Net unrealized appreciation $139,392
                                                 ========

The Mid-Cap Growth ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Advertising......................  0.8%
                    Aerospace/Defense................  1.0%
                    Apparel..........................  0.9%
                    Banks............................  7.0%
                    Biotechnology....................  1.3%
                    Chemicals........................  2.0%
                    Commercial Services..............  3.7%
                    Computers........................  9.4%
                    Distribution/Wholesale...........  0.7%
                    Diversified Financial Services...  2.8%
                    Electric.........................  0.8%
                    Electrical Components & Equipment  1.0%
                    Electronics......................  0.7%
                    Engineering & Construction.......  0.5%
                    Entertainment....................  0.9%
                    Food.............................  3.8%
                    Health Care...................... 12.9%
                    Household Products...............  1.1%
                    Insurance........................  0.7%
                    Internet.........................  2.2%
                    Machinery & Equipment............  1.3%
                    Manufacturing....................  2.7%
                    Media............................  3.4%
                    Office/Business Equipment........  0.4%
                    Oil & Gas........................  5.6%
                    Packaging & Containers...........  0.6%
                    Pharmaceuticals..................  5.2%
                    Pipelines........................  0.5%
                    Retail...........................  8.8%
                    Semiconductors...................  4.9%
                    Software.........................  7.2%
                    Telecommunications...............  0.7%
                    Transportation...................  1.5%
                    Other............................  3.0%

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $2,329,081)............  $2,468,473
        Cash...............................................       5,038
        Dividends and interest receivable..................         294
        Receivable for capital shares issued...............       1,563
        Receivable from Investment Advisor.................       1,926
        Variation margin on futures contracts..............         700
        Prepaid and other expenses.........................       9,974
                                                             ----------
         Total Assets......................................   2,487,968
                                                             ----------
      Liabilities:
        Administration fees................................          87
        Distribution and service fees payable--
         Service Class.....................................       7,145
                                                             ----------
         Total Liabilities.................................       7,232
                                                             ----------
      Net Assets...........................................  $2,480,736
                                                             ==========
      Net Assets consist of:
        Capital............................................  $2,203,002
        Accumulated net investment loss....................     (89,341)
        Accumulated net realized gains on investments
         and futures contracts.............................     226,753
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................     140,322
                                                             ----------
      Net Assets...........................................  $2,480,736
                                                             ==========
      Investor Class:
        Net Assets.........................................  $2,036,929
        Shares of Beneficial Interest Outstanding..........      74,337
        Net Asset Value (offering and redemption price per
         share)............................................  $    27.40
                                                             ==========
      Service Class:
        Net Assets.........................................  $  443,807
        Shares of Beneficial Interest Outstanding..........      16,307
        Net Asset Value (offering and redemption price per
         share)............................................  $    27.22
                                                             ==========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $   7,716
       Interest................................................       407
                                                                ---------
        Total Income...........................................     8,123
                                                                ---------
     Expenses:
       Advisory fees...........................................    13,690
       Management services fees................................     2,738
       Administration fees.....................................       660
       Distribution and service fees--Service Class............     7,256
       Transfer agent fees.....................................     6,173
       Registration and filing fees............................    19,675
       Custody fees............................................     7,767
       Fund accounting fees....................................     1,075
       Other fees..............................................     1,970
                                                                ---------
        Total Expenses before waivers/reimbursements...........    61,004
        Less Expenses waived/reimbursed by the Investment
         Advisor...............................................   (18,153)
                                                                ---------
        Net Expenses...........................................    42,851
                                                                ---------
     Net Investment Loss.......................................   (34,728)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized gains on investments.......................   128,424
       Net realized losses on futures contracts................   (12,190)
       Net change in unrealized appreciation/(depreciation) on
        investments and futures contracts......................  (672,981)
                                                                ---------
        Net realized and unrealized losses on investments
         and futures contracts.................................  (556,747)
                                                                ---------
     Change Net Assets Resulting from Operations............... $(591,475)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund

 Statements of Changes in Net Assets
                                                                                                For the       For the period
                                                                                              six months   September 4, 2001/(a)/
                                                                                                 ended            through
                                                                                             June 30, 2002   December 31, 2001
                                                                                             ------------- ---------------------
                                                                                              (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................... $    (34,728)     $    (55,347)
  Net realized gains on investments.........................................................      128,424           295,360
  Net realized losses on futures contracts..................................................      (12,190)               --
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.     (672,981)          813,303
                                                                                             ------------      ------------
  Change in net assets resulting from operations............................................     (591,475)        1,053,316
                                                                                             ------------      ------------
Distributions to Shareholders From:
  Net realized gains on investments
   Investor Class...........................................................................           --           (57,299)
   Service Class............................................................................           --          (126,952)
                                                                                             ------------      ------------
  Change in net assets resulting from distributions.........................................           --          (184,251)
                                                                                             ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................   35,770,272        35,975,281
   Service Class............................................................................   15,094,499        38,392,456
  Dividends reinvested
   Investor Class...........................................................................           --            54,697
   Service Class............................................................................           --           126,951
  Cost of shares redeemed
   Investor Class...........................................................................  (39,310,702)      (30,521,942)
   Service Class............................................................................  (18,028,275)      (35,350,091)
                                                                                             ------------      ------------
  Change in net assets resulting from capital transactions..................................   (6,474,206)        8,677,352
                                                                                             ------------      ------------
  Change in net assets......................................................................   (7,065,681)        9,546,417
Net Assets:
  Beginning of period.......................................................................    9,546,417                --
                                                                                             ------------      ------------
  End of period............................................................................. $  2,480,736      $  9,546,417
                                                                                             ============      ============
Share Transactions:
  Issued
   Investor Class...........................................................................    1,175,388         1,244,750
   Service Class............................................................................      492,742         1,269,621
  Reinvested
   Investor Class...........................................................................           --             1,775
   Service Class............................................................................           --             4,127
  Redeemed
   Investor Class...........................................................................   (1,298,145)       (1,049,431)
   Service Class............................................................................     (588,715)       (1,161,468)
                                                                                             ------------      ------------
  Change in shares..........................................................................     (218,730)          309,374
                                                                                             ============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund

 Financial Highlights
For a share of beneficial interest
outstanding throughout the periods
indicated.
                                                          Investor Class
                                         ------------------------------------------
                                             For the                 For the period
                                         six months ended     September 4, 2001/(a)/ through
                                          June 30, 2002            December 31, 2001
                                         ----------------     ----------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    30.88                 $    30.00
                                            ----------                 ----------
Investment Activities:
 Net investment loss....................         (0.23)/(b)/                (0.15)/(b)/
 Net realized and unrealized
   gains/(losses) on investments and
   futures contracts....................         (3.25)                      1.22
                                            ----------                 ----------
 Total income/(loss) from investment
   activities...........................         (3.48)                      1.07
                                            ----------                 ----------
Distributions to Shareholders From:
 Net realized gains on investments......            --                      (0.19)
                                            ----------                 ----------
 Total distributions....................            --                      (0.19)
                                            ----------                 ----------
Net Asset Value, End of Period..........    $    27.40                 $    30.88
                                            ==========                 ==========
Total Return............................        (11.27)%/(c)/                3.56%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...............    $2,036,929                 $6,086,419
Ratio of expenses to average net assets.          1.95%/(d)/                 1.95%/(d)/
Ratio of net investment loss to average
 net assets.............................         (1.49)%/(d)/               (1.54)%/(d)/
Ratio of expenses to average net assets*          2.95%/(d)/                 1.95%/(d)/
Portfolio turnover/(e)/.................          1464%                      1062%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund

 Financial Highlights, continued
For a share of beneficial interest
outstanding throughout the periods
indicated.
                                                          Service Class
                                         -----------------------------------------
                                             For the                For the period
                                         six months ended    September 4, 2001/(a)/ through
                                          June 30, 2002           December 31, 2001
                                         ----------------    ----------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....     $  30.82                 $    30.00
                                             --------                 ----------
Investment Activities:
 Net investment loss....................        (0.38)/(b)/                (0.25)/(b)/
 Net realized and unrealized
   gains/(losses) on investments and
   futures contracts....................        (3.22)                      1.26
                                             --------                 ----------
 Total income/(loss) from investment
   activities...........................        (3.60)                      1.01
                                             --------                 ----------
Distributions to Shareholders From:
 Net realized gains on investments......           --                      (0.19)
                                             --------                 ----------
 Total distributions....................           --                      (0.19)
                                             --------                 ----------
Net Asset Value, End of Period..........     $  27.22                 $    30.82
                                             ========                 ==========
Total Return............................       (11.68)%/(c)/                3.36%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...............     $443,807                 $3,459,998
Ratio of expenses to average net assets.         2.95%/(d)/                 2.94%/(d)/
Ratio of net investment loss to average
 net assets.............................        (2.54)%/(d)/               (2.48)%/(d)/
Ratio of expenses to average net assets*         3.95%/(d)/                 2.94%/(d)/
Portfolio turnover/(e)/.................         1464%                      1062%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Value ProFund                  Investments
             (Unaudited)                            June 30, 2002


            Common Stocks (100.2%)
                                                   Shares    Value
                                                   ------ -----------
           4Kids Entertainment, Inc.*.............  1,204 $    24,923
           A.M. Castle & Co.......................  1,376      17,172
           A.T. Cross Co.--Class A*...............  1,548      11,610
           AAR Corp...............................  3,096      31,579
           Aaron Rents, Inc.......................  2,064      49,433
           Acuity Brands, Inc.....................  3,956      71,999
           Adaptec, Inc.*......................... 10,320      81,425
           Allen Telecom, Inc.*...................  2,924      12,573
           Alliance Semiconductor Corp.*..........  3,956      28,088
           Alpharma, Inc..........................  4,988      84,697
           American Financial Holdings, Inc.......  2,408      72,047
           American Management Systems, Inc.*.....  4,128      78,886
           American States Water Co...............  1,548      41,022
           AmeriPath, Inc.*.......................  2,924      70,176
           Analogic Corp..........................  1,204      59,201
           Analysts International Corp............  2,408      10,234
           Anchor BanCorp Wisconsin, Inc..........  2,408      58,057
           Angelica Corp..........................    860      14,792
           Anixter International, Inc.*...........  3,612      84,883
           AnnTaylor Stores Corp.*................  4,300     109,177
           Apogee Enterprises, Inc................  2,752      39,519
           Applica, Inc.*.........................  2,236      27,726
           Applied Industrial Technologies, Inc...  1,892      36,894
           Arch Chemicals, Inc....................  2,236      55,229
           Arkansas Best Corp.*...................  2,408      61,356
           ArQule, Inc.*..........................  1,892      12,771
           Artesyn Technologies, Inc.*............  3,784      24,524
           ArthroCare Corp.*......................  2,236      28,755
           Ashworth, Inc.*........................  1,204      10,848
           Aspect Communications Corp.*...........  4,988      15,962
           Aspen Technology, Inc.*................  3,440      28,690
           Astec Industries, Inc.*................  1,892      30,442
           Atmos Energy Corp......................  3,956      92,729
           Atwood Oceanics, Inc.*.................  1,376      51,600
           Audiovox Corp.--Class A*...............  2,236      17,776
           Avid Technology, Inc.*.................  2,580      23,891
           Avista Corp............................  4,644      64,087
           Aware, Inc.*...........................  2,236       8,497
           AXT, Inc.*.............................  2,236      17,843
           Aztar Corp.*...........................  3,612      75,129
           Bally Total Fitness Holding Corp.*.....  3,096      57,926
           Barnes Group, Inc......................  1,720      39,388
           Bassett Furniture Industries, Inc......  1,204      23,477
           Bel Fuse, Inc.--Class B................  1,032      27,916
           Belden, Inc............................  2,408      50,183
           Bell Microproducts, Inc.*..............  1,892      15,231
           Benchmark Electronics, Inc.*...........  2,236      64,844
           Bio-Technology General Corp.*..........  5,676      34,113
           Black BOX Corp.*.......................  1,892      77,061
           Boston Communications Group, Inc.*.....  1,720      13,829
           Bowne & Co., Inc.......................  3,268      48,170
           Briggs & Stratton Corp.................  2,064      79,134
           Brooks-PRI Automation, Inc.*...........  3,268      83,531
           Brooktrout, Inc.--Class B*.............  1,204       6,863
           Brown Shoe Company, Inc................  1,720      48,332
           Brush Wellman, Inc.....................  1,548      19,195
           Buckeye Technologies, Inc.*............  3,440      33,712
           Building Materials Holding Corp.*......  1,204      17,301
           Burlington Coat Factory Warehouse Corp.  4,300      91,375
           Butler Manufacturing Co................    688      18,886

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            C&D Technologies, Inc................ 2,580  $    46,492
            C-COR.net Corp.*..................... 3,440       24,080
            Cable Design Technologies Corp.*..... 4,300       44,075
            Cabot Oil & Gas Corp................. 3,096       70,744
            Captaris, Inc.*...................... 3,096        9,133
            Caraustar Industries, Inc............ 2,752       34,345
            Carreker Corp.*...................... 2,064       23,364
            Cascade Natural Gas Corp............. 1,032       21,569
            Casey's General Stores, Inc.......... 4,816       57,985
            Cash America International, Inc...... 2,408       22,154
            CDI Corp.*........................... 1,892       61,585
            Central Parking Corp................. 3,440       78,605
            Central Vermont Public Service Corp.. 1,204       21,672
            Century Aluminum Co.................. 2,064       30,733
            CH Energy Group, Inc................. 1,548       76,239
            Champion Enterprises, Inc.*.......... 4,644       26,099
            Checkpoint Systems, Inc.*............ 3,096       36,223
            Chemed Corp.......................... 1,032       38,896
            ChemFirst, Inc....................... 1,376       39,422
            Chesapeake Corp...................... 1,548       40,758
            Ciber, Inc.*......................... 5,848       42,398
            Cleveland-Cliffs, Inc................ 1,032       28,483
            Coachmen Industries, Inc............. 1,548       22,446
            Coherent, Inc.*...................... 2,752       81,290
            Colonial Properties Trust............ 2,064       80,393
            Commercial Federal Corp.............. 4,472      129,688
            Commercial Metals Co................. 1,204       56,516
            Commonwealth Industries, Inc......... 1,548       11,130
            Computer Task Group, Inc.*........... 2,064       10,258
            Concerto Software, Inc.*............. 1,204        7,585
            Concord Camera Corp.*................ 2,580       13,161
            CONMED Corp.*........................ 2,752       61,452
            Consolidated Graphics, Inc.*......... 1,204       22,876
            Corn Products International, Inc..... 3,440      107,052
            CPI Corp.............................   688       13,409
            CTS Corp............................. 3,268       39,347
            Curative Health Services, Inc.*...... 1,204       20,203
            Curtiss-Wright Corp.................. 1,032       82,561
            Datascope Corp....................... 1,376       38,033
            Delphi Financial Group, Inc.--Class A 2,064       89,474
            Deltic Timber Corp................... 1,204       41,514
            Digi International, Inc.*............ 2,064        6,813
            DIMON, Inc........................... 4,300       29,756
            DMC Stratex Networks, Inc.*.......... 7,912       15,903
            Downey Financial Corp................ 2,752      130,170
            Dress Barn, Inc.*.................... 3,612       55,878
            Drill-Quip, Inc.*.................... 1,720       42,914
            DSP Group, Inc.*..................... 2,580       50,568
            DuPont Photomasks, Inc.*............. 1,720       55,866
            eFunds Corp.*........................ 4,472       42,435
            El Paso Electric Co.*................ 4,816       66,702
            Electro Scientific Industries, Inc.*. 2,580       62,694
            Electroglas, Inc.*................... 2,064       20,640
            EMCOR Group, Inc.*................... 1,376       80,771
            Energen Corp......................... 3,268       89,870
            Enesco Group, Inc.*.................. 1,376       12,026
            ePresence, Inc.*..................... 2,236        8,385
            Esterline Technologies Corp.*........ 2,064       46,853
            Exar Corp.*.......................... 3,784       74,619
            Fedders Corp......................... 3,096        7,833

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Value ProFund                  Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          First American Financial Corp............ 6,708  $   154,284
          First Republic Bank*..................... 1,376       37,840
          FirstFed Financial Corp.*................ 1,720       49,880
          Fleetwood Enterprises, Inc............... 3,440       29,928
          Fleming Companies, Inc................... 5,160       93,654
          Florida Rock Industries, Inc............. 2,752       98,549
          Flow International Corp.*................ 1,548       10,432
          Footstar, Inc.*.......................... 1,892       46,297
          Franklin Covey Co.*...................... 1,892        5,487
          Fremont General Corp..................... 6,880       28,758
          Gardner Denver, Inc.*.................... 1,548       30,960
          GBC Bancorp.............................. 1,204       34,856
          GenCorp, Inc............................. 4,128       59,030
          Gerber Scientific, Inc.*................. 2,064        7,245
          Goody's Family Clothing, Inc.*........... 3,096       35,418
          Great Atlantic & Pacific Tea Co.*........ 3,784       70,723
          Green Mountain Power Corp................   516        9,371
          Griffon Corp.*........................... 3,268       59,151
          Group 1 Automotive, Inc.*................ 2,236       85,303
          Haggar Corp..............................   688       11,042
          Hain Celestial Group, Inc.*.............. 3,268       60,458
          Haverty Furniture Companies, Inc......... 2,064       40,764
          Heidrick & Struggles International, Inc.* 1,720       34,348
          HNC Software, Inc.*...................... 3,440       57,448
          Hologic, Inc.*........................... 1,892       27,377
          Huffy Corp.*............................. 1,032        8,906
          Hughes Supply, Inc....................... 2,236      100,397
          Hutchinson Technology, Inc.*............. 2,408       37,661
          IHOP Corp.*.............................. 2,064       60,785
          Imagistics International, Inc.*.......... 1,892       40,621
          IMCO Recycling, Inc.*.................... 1,376       13,554
          Information Holdings, Inc.*.............. 2,064       50,361
          Information Resources, Inc.*............. 2,924       27,453
          Input/Output, Inc.*...................... 4,988       44,892
          Insurance Auto Auctions, Inc.*........... 1,204       23,478
          Interface, Inc........................... 4,988       40,104
          Intermet Corp............................ 2,408       25,862
          International Multifoods Corp.*.......... 1,892       49,192
          InterVoice-Brite, Inc.*.................. 3,268        4,673
          Ionics, Inc.*............................ 1,720       41,710
          J & J Snack Foods Corp.*.................   860       38,666
          JAKKS Pacific, Inc.*..................... 2,064       36,553
          Jefferies Group, Inc..................... 2,580      108,618
          JLG Industries, Inc...................... 4,128       57,916
          Jo-Ann Stores, Inc.--Class A*............ 1,892       55,246
          K2, Inc.*................................ 1,720       17,630
          Kaman Corp.--Class A..................... 2,236       37,475
          Kansas City Southern Industries, Inc.*... 5,676       96,492
          Kellwood Co.............................. 2,236       72,671
          Key Production Company, Inc.*............ 1,376       26,832
          Kilroy Realty Corp....................... 2,580       69,015
          Kirby Corp.*............................. 2,408       58,876
          Laclede Group, Inc....................... 1,892       44,424
          LandAmerica Financial Group, Inc......... 1,720       54,180
          Landry's Restaurants, Inc................ 2,580       65,816
          Lawson Products, Inc.....................   860       26,497
          Lennox International, Inc................ 5,504       99,017
          Lone Star Steakhouse & Saloon, Inc....... 2,408       56,805
          Lone Star Technologies, Inc.*............ 2,752       63,021
          Luby's, Inc.*............................ 2,236       14,713

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Lydall, Inc.*........................... 1,548  $    23,607
          M.D.C. Holdings, Inc.................... 2,580      134,160
          MAF Bancorp, Inc........................ 2,236       84,074
          MagneTek, Inc.*......................... 2,236       22,136
          MapInfo Corp.*.......................... 1,376       12,522
          Marcus Corp............................. 2,924       48,685
          Massey Energy Co........................ 7,224       91,745
          Material Sciences Corp.*................ 1,376       19,292
          Maximus, Inc.*.......................... 2,236       70,881
          Meade Instruments Corp.*................ 1,548        8,777
          Methode Electronics, Inc.--Class A...... 3,440       43,929
          Microsemi Corp.*........................ 2,752       18,163
          Midas, Inc.*............................ 1,376       17,062
          Midwest Express Holdings, Inc.*......... 1,376       18,163
          Milacron, Inc........................... 3,268       33,170
          Mobile Mini, Inc.*...................... 1,376       23,530
          Mueller Industries, Inc.*............... 3,268      103,759
          Myers Industries, Inc................... 2,236       38,325
          Nasch-Finch Co.......................... 1,204       38,480
          National Presto Industries, Inc.........   688       22,016
          Nature's Sunshine Products, Inc......... 1,548       17,508
          Nautica Enterprises, Inc.*.............. 3,268       42,451
          Netegrity, Inc.*........................ 3,268       20,131
          Network Equipment Technologies, Inc.*... 2,064        8,875
          New Jersey Resources Corp............... 2,580       77,013
          Newfield Exploration Co.*............... 4,300      159,831
          Northwest Natural Gas Co................ 2,408       69,230
          Northwestern Corp....................... 2,580       43,731
          Nuevo Energy Co.*....................... 1,720       27,176
          NUI Corp................................ 1,548       42,570
          NYFIX, Inc.*............................ 2,924       24,854
          O'Charley's, Inc.*...................... 1,892       47,868
          Offshore Logistics, Inc.*............... 2,236       53,418
          OM Group, Inc........................... 2,752      170,624
          Osteotech, Inc.*........................ 1,720       12,711
          Oxford Industries, Inc..................   688       19,264
          PAREXEL International Corp.*............ 2,408       33,495
          Park Electrochemical Corp............... 1,892       50,138
          Paxar Corp.*............................ 3,784       63,382
          PC-Tel, Inc.*........................... 1,892       12,807
          Pediatrix Medical Group, Inc.*.......... 2,580       64,500
          Pegasus Systems, Inc.*.................. 2,408       42,140
          Penford Corp............................   688       12,453
          Penton Media, Inc....................... 3,096        6,656
          PEP Boys-Manny, Moe & Jack.............. 4,988       84,048
          Pericom Semiconductor Corp.*............ 2,408       27,909
          Philadelphia Consolidated Holding Corp.* 2,064       93,582
          Phillips-Van Heusen Corp................ 2,752       42,931
          Photronics, Inc.*....................... 2,924       55,381
          Piedmont Natural Gas Company, Inc....... 3,096      114,490
          Pinnacle Entertainment, Inc.*........... 2,408       25,597
          Pioneer Standard Electronics, Inc....... 3,096       32,167
          Pogo Producing Co....................... 5,160      168,319
          PolyOne Corp............................ 9,116      102,555
          Pope & Talbot, Inc...................... 1,548       28,994
          Presidential Life Corp.................. 2,924       59,269
          Prime Hospitality Corp.*................ 4,300       55,857
          Provident Bankshares Corp............... 2,408       57,046
          Quanex Corp............................. 1,376       60,131
          RadiSys Corp.*.......................... 1,720       20,004

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Value ProFund                  Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Rainbow Technologies, Inc.*............  2,580 $    12,694
           Ralcorp Holdings, Inc.*................  2,924      91,375
           RARE Hospitality International, Inc.*..  2,064      55,563
           Raymond James Financial Corp...........  4,644     132,215
           Read-Rite Corp.*....................... 11,696       5,614
           Regal-Beloit Corp......................  2,408      58,538
           RehabCare Group, Inc.*.................  1,720      41,332
           Reliance Steel & Aluminum Co...........  3,096      94,427
           RGS Energy Group, Inc..................  3,440     134,847
           Riggs National Corp....................  2,752      41,032
           RLI Corp...............................  1,032      52,632
           Roadway Corp...........................  1,892      67,980
           Robbins & Myers, Inc...................  1,376      36,120
           Royal Appliance Mfg. Co................  1,204       7,766
           RTI International Metals, Inc..........  2,064      25,078
           Russ Berrie & Company, Inc.............  1,892      66,977
           Russell Corp...........................  3,096      59,598
           Ryerson Tull, Inc......................  2,408      28,005
           Ryland Group, Inc......................  2,580     128,355
           Salton, Inc.*..........................  1,032      14,809
           SBS Technologies, Inc..................  1,376      16,855
           School Specialty, Inc..................  1,720      45,683
           Schweitzer-Mauduit International, Inc..  1,376      33,850
           SCM Microsystems, Inc..................  1,548      20,712
           SCPIE Holdings, Inc....................    860       5,229
           Seacoast Financial Services Corp.......  2,408      60,369
           SEACOR SMIT, Inc.*.....................  1,892      89,586
           Selective Insurance Group, Inc.........  2,408      68,219
           Shaw Group, Inc. *.....................  3,956     121,449
           Shopko Stores, Inc.*...................  2,752      55,590
           Shurgard Storage Centers, Inc.--Class A  3,096     107,431
           Skyline Corp...........................    860      28,380
           SkyWest, Inc...........................  5,504     128,739
           Skyworks Solutions, Inc.*.............. 12,900      71,595
           Smith (A.O.) Corp......................  2,752      85,890
           Sola International, Inc.*..............  2,408      27,692
           Sourcecorp*............................  1,720      45,580
           South Financial Group, Inc.............  3,956      88,650
           Southern Union Co.*....................  5,253      89,298
           Southwest Gas Corp.*...................  3,096      76,626
           Southwestern Energy Co.*...............  2,408      36,578
           Spacelabs Medical, Inc.*...............    860      12,212
           Spherion Corp.*........................  5,676      67,544
           SPS Technologies, Inc.*................  1,204      45,957
           SPSS, Inc.*............................  1,548      24,056
           St. Mary Land & Exploration Co.........  2,752      65,853
           Standard Microsystems Corp.*...........  1,548      36,548
           Standard Motor Products, Inc...........  1,204      20,408
           Standard Pacific Corp..................  3,096     108,608
           Standard Register Co...................  2,752      94,091
           Standex International Corp.............  1,204      30,220
           Staten Island Bancorp, Inc.............  6,192     118,886
           Steel Dynamics, Inc.*..................  4,472      73,654
           Steel Technologies, Inc................    860      11,335
           Stein Mart, Inc.*......................  3,956      46,958
           Stewart Information Services Corp.*....  1,720      35,346
           Stillwater Mining Co.*.................  4,128      67,204
           Stone Energy Corp.*....................  2,580     103,845
           Stride Rite Corp.......................  4,128      33,024
           Sturm, Ruger & Co., Inc................  2,580      36,507

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Sunrise Assisted Living, Inc.*...... 2,064  $    55,315
            Susquehanna Bancshares, Inc......... 3,784       85,935
            Swift Energy Co.*................... 2,580       40,738
            SWS Group, Inc...................... 1,720       33,746
            Symmetricom, Inc.*.................. 2,236        8,161
            Systems & Computer Technology Corp.* 3,268       44,151
            TALX Corp........................... 1,376       26,089
            TBC Corp.*.......................... 2,064       32,776
            Tetra Tech, Inc.*................... 5,160       75,852
            TETRA Technologies, Inc.*........... 1,376       36,533
            Texas Industries, Inc............... 2,064       64,995
            The Men's Wearhouse, Inc.*.......... 4,128      105,264
            Theragenics Corp.*.................. 2,924       24,649
            Therma-Wave, Inc.*.................. 2,752       31,345
            Thomas Industries, Inc.............. 1,548       44,582
            Three-Five Systems, Inc.*........... 2,064       23,530
            Timken Co........................... 5,848      130,586
            Titan International, Inc............ 2,064        8,566
            Toll Brothers, Inc.*................ 6,880      201,584
            Tollgrade Communications, Inc.*..... 1,376       20,186
            Tom Brown, Inc.*.................... 3,784      107,276
            Toro Co............................. 1,204       68,435
            Tower Automotive, Inc.*............. 6,192       86,378
            Tredegar Corp....................... 3,784       91,383
            Trenwick Group, Ltd................. 3,612       27,090
            Triarc Cos., Inc.*.................. 1,892       52,219
            Triumph Group, Inc.*................ 1,548       69,041
            UICI*............................... 4,644       93,809
            UIL Holdings Corp................... 1,376       74,937
            Ultratech Stepper, Inc.*............ 2,236       36,201
            Unisource Energy Corp............... 3,268       60,785
            Unit Corp.*......................... 3,440       59,684
            United Stationers, Inc.*............ 3,268       99,347
            Universal Forest Products, Inc...... 1,720       40,282
            URS Corp.*.......................... 1,720       48,160
            US Oncology, Inc.*.................. 9,116       75,936
            USFreightways Corp.................. 2,580       97,704
            Valmont Industries, Inc............. 2,408       48,955
            Veeco Instruments, Inc.*............ 2,752       63,599
            Veritas DGC, Inc.*.................. 2,924       36,842
            Verity, Inc.*....................... 3,440       38,149
            ViaSat, Inc.*....................... 2,580       21,749
            Viasys Healthcare, Inc.*............ 2,580       45,021
            Vicor Corp.*........................ 4,128       28,855
            Vintage Petroleum, Inc.............. 6,192       73,685
            Volt Information Sciences, Inc.*.... 1,548       37,911
            Wabash National Corp................ 2,236       22,360
            Washington Federal, Inc............. 6,192      156,409
            Waste Connections, Inc.*............ 2,580       80,599
            Watsco, Inc......................... 2,580       47,085
            Watts Industries, Inc.--Class A..... 2,580       51,213
            Wellman, Inc........................ 3,096       51,858
            Werner Enterprises, Inc............. 6,192      131,951
            Whitney Holding Corp................ 3,784      116,320
            WMS Industries, Inc. *.............. 3,096       37,926
            Wolverine Tube, Inc. *.............. 1,204        9,090
            Wolverine World Wide, Inc........... 3,956       69,032
            Woodward Governor Co................ 1,032       61,012
            Yellow Corp. *...................... 2,752       89,165

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Value ProFund                  Investments
             (Unaudited)                            June 30, 2002

          Common Stocks, continued
                                                Shares      Value
                                               --------- ------------
         Zale Corp.*..........................    3,440  $    124,699
         Zenith National Insurance Corp.......    1,720        54,782
                                                         ------------
         TOTAL COMMON STOCKS..................             18,435,875
                                                         ------------
          Federal Home Loan Bank (0.8%)
                                               Principal
                                                Amount
                                               ---------
         Federal Home Loan Bank,
          1.35%, 07/01/02..................... $139,000       138,984
                                                         ------------
         TOTAL FEDERAL HOME LOAN BANK.........                138,984
                                                         ------------
         TOTAL INVESTMENTS
           (Cost $17,152,831)/(a)/--101.0%....             18,574,859
         Liabilities in excess of other
          assets--(1.0)%......................               (183,989)
                                                         ------------
         NET ASSETS--100.0%...................           $ 18,390,870
                                                         ============
                                                          Unrealized
                                               Contracts     Loss
                                               --------- ------------
         Russell 2000 Future Contract expiring
          September 2002 (Underlying face
          amount at value $92,000)............    2       $    (2,310)

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $1,536,272
                    Unrealized depreciation....   (114,244)
                                                ----------
                    Net unrealized appreciation $1,422,028
                                                ==========

The Small-Cap Value ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Aerospace/Defense................   1.8%
                    Agriculture......................   0.2%
                    Airlines.........................   0.8%
                    Apparel..........................   2.0%
                    Auto Manufacturers...............   0.1%
                    Auto Parts & Equipment...........   1.1%
                    Banks............................   7.2%
                    Biotechnology....................   0.3%
                    Building Materials...............   2.0%
                    Chemicals........................   2.3%
                    Coal.............................   0.5%
                    Commercial Services..............   3.5%
                    Computers........................   1.6%
                    Distribution/Wholesale...........   1.5%
                    Diversified Financial Services...   1.5%
                    Electric.........................   3.0%
                    Electrical Components & Equipment   0.9%
                    Electronics......................   4.1%
                    Engineering & Construction.......   0.7%
                    Entertainment....................   0.1%
                    Environmental Control............   1.2%
                    Food.............................   3.0%
                    Forest & Paper Products..........   0.9%
                    Health Care......................   3.2%
                    Home Builders....................   3.7%
                    Home Furnishings.................   0.4%
                    Household Products...............   1.5%
                    Insurance........................   4.4%
                    Internet.........................   0.4%
                    Iron/Steel.......................   1.4%
                    Leisure Time.....................   0.9%
                    Lodging..........................   1.0%
                    Machinery & Equipment............   2.8%
                    Manufacturing....................   3.0%
                    Media............................   0.4%
                    Metals...........................   3.3%
                    Mining...........................   0.8%
                    Office/Business Equipment........   0.4%
                    Oil & Gas........................  10.9%
                    Packaging & Containers...........   0.3%
                    Pharmaceuticals..................   0.6%
                    Real Estate Investment Trust.....   1.4%
                    Retail...........................   7.6%
                    Semiconductors...................   3.1%
                    Software.........................   1.8%
                    Telecommunications...............   2.5%
                    Textiles.........................   0.1%
                    Toys/Games/Hobbies...............   0.2%
                    Transportation...................   3.6%
                    Water............................   0.2%
                    Other............................ (0.2)%

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $17,152,831)........... $18,574,859
         Cash...............................................       8,786
         Dividends and interest receivable..................      10,119
         Receivable for investments sold....................   6,963,429
         Prepaid expenses...................................       4,424
                                                             -----------
          Total Assets......................................  25,561,617
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   7,061,800
         Advisory fees payable..............................         819
         Administration fees payable........................         661
         Distribution and service fees payable--
          Service Class.....................................      29,369
         Other accrued expenses.............................      78,098
                                                             -----------
          Total Liabilities.................................   7,170,747
                                                             -----------
       Net Assets........................................... $18,390,870
                                                             ===========
       Net Assets consist of:
         Capital............................................ $19,128,811
         Accumulated net investment loss....................    (403,960)
         Accumulated net realized losses on investments and
          futures contracts.................................  (1,753,699)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................   1,419,718
                                                             -----------
       Net Assets........................................... $18,390,870
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 8,428,113
         Shares of Beneficial Interest Outstanding..........     269,829
         Net Asset Value (offering and redemption price per
          share)............................................ $     31.24
                                                             ===========
       Service Class:
         Net Assets......................................... $ 9,962,757
         Shares of Beneficial Interest Outstanding..........     321,093
         Net Asset Value (offering and redemption price per
          share)............................................ $     31.03
                                                             ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $ 255,126
       Interest................................................     1,209
                                                                ---------
        Total Income...........................................   256,335
                                                                ---------
     Expenses:
       Advisory fees...........................................   211,158
       Management services fees................................    42,232
       Administration fees.....................................     8,449
       Distribution and service fees--Service Class............    95,276
       Transfer agent fees.....................................   112,875
       Registration and filing fees............................    22,645
       Custody fees............................................    70,393
       Fund accounting fees....................................    20,641
       Other fees..............................................    44,234
                                                                ---------
        Total Expenses before waivers..........................   627,903
        Less Expenses waived by the Investment Advisor.........   (10,038)
                                                                ---------
        Net Expenses...........................................   617,865
                                                                ---------
     Net Investment Loss.......................................  (361,530)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized gains on investments.......................   201,117
       Net realized losses on futures contracts................   (10,980)
       Net change in unrealized appreciation/(depreciation) on
        investments and futures contracts......................  (509,177)
                                                                ---------
        Net realized and unrealized losses on investments
         and futures contracts.................................  (319,040)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(680,570)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund


 Statements of Changes in Net Assets
                                                                                                     For the period
                                                                                     For the      September 4, 2001/(a)/
                                                                                 six months ended        through
                                                                                  June 30, 2002     December 31, 2001
                                                                                 ---------------- ---------------------
                                                                                   (Unaudited)
From Investment Activities:
Operations:
 Net investment loss............................................................  $    (361,530)      $     (45,471)
 Net realized gains/(losses) on investments.....................................        201,117          (1,685,898)
 Net realized losses on futures contracts.......................................        (10,980)                 --
 Net change in unrealized appreciation/(depreciation) on investments and
   futures contracts............................................................       (509,177)          1,928,895
                                                                                  -------------       -------------
 Change in net assets resulting from operations.................................       (680,570)            197,526
                                                                                  -------------       -------------
Distributions to Shareholders From:
 Net realized gains on investments
   Investor Class...............................................................             --             (35,728)
   Service Class................................................................             --            (220,958)
                                                                                  -------------       -------------
 Change in net assets resulting from distributions..............................             --            (256,686)
                                                                                  -------------       -------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class...............................................................    436,720,499         117,260,385
   Service Class................................................................    155,849,783          78,825,400
 Dividends reinvested
   Investor Class...............................................................             --                 351
   Service Class................................................................             --             216,691
 Cost of shares redeemed
   Investor Class...............................................................   (441,765,279)       (103,505,222)
   Service Class................................................................   (181,475,295)        (42,996,713)
                                                                                  -------------       -------------
 Change in net assets resulting from capital transactions.......................    (30,670,292)         49,800,892
                                                                                  -------------       -------------
 Change in net assets...........................................................    (31,350,862)         49,741,732
Net Assets:
 Beginning of period............................................................     49,741,732                  --
                                                                                  -------------       -------------
 End of period..................................................................  $  18,390,870       $  49,741,732
                                                                                  =============       =============
Share Transactions:
 Issued
   Investor Class...............................................................     13,533,033           4,106,792
   Service Class................................................................      4,868,060           2,741,171
 Reinvested
   Investor Class...............................................................             --                  12
   Service Class................................................................             --               7,255
 Redeemed
   Investor Class...............................................................    (13,703,458)         (3,666,550)
   Service Class................................................................     (5,757,736)         (1,537,657)
                                                                                  -------------       -------------
 Change in shares...............................................................     (1,060,101)          1,651,023
                                                                                  =============       =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund

 Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                         Investor Class
                                                                          -------------------------------------
                                                                                                  For the period
                                                                              For the          September 4, 2001/(a)/
                                                                          six months ended            through
                                                                           June 30, 2002         December 31, 2001
                                                                          ----------------     ---------------------
                                                                            (Unaudited)
Net Asset Value, Beginning of Period.....................................    $    30.17             $     30.00
                                                                             ----------             -----------
Investment Activities:
  Net investment loss....................................................         (0.15)/(b)/             (0.05)/(b)/
  Net realized and unrealized gains on investments and futures contracts.          1.22/(c)/               0.39
                                                                             ----------             -----------
  Total income from investment activities................................          1.07                    0.34
                                                                             ----------             -----------
Distributions to Shareholders From:
  Net realized gains on investments......................................            --                   (0.17)
                                                                             ----------             -----------
  Total distributions....................................................            --                   (0.17)
                                                                             ----------             -----------
Net Asset Value, End of Period...........................................    $    31.24             $     30.17
                                                                             ==========             ===========
Total Return.............................................................          3.55%/(d)/              1.15%/(d)/
Ratios/Supplemental Data:
Net assets, end of period................................................    $8,428,113             $13,284,086
Ratio of expenses to average net assets..................................          1.85%/(e)/              1.95%/(e)/
Ratio of net investment loss to average net assets.......................         (0.91)%/(e)/            (0.52)%/(e)/
Ratio of expenses to average net assets*.................................          1.89%/(e)/              2.00%/(e)/
Portfolio turnover/(f)/..................................................           826%                    962%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund

 Financial Highlights, continued
For a share of beneficial interest
outstanding throughout the periods
indicated.
                                                           Service Class
                                         ------------------------------------------
                                             For the                 For the period
                                         six months ended     September 4, 2001/(a)/ through
                                          June 30, 2002            December 31, 2001
                                         ----------------     ----------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    30.11                $     30.00
                                            ----------                -----------
Investment Activities:
 Net investment loss....................         (0.32)/(b)/                (0.14)/(b)/
 Net realized and unrealized gains on
   investments and futures contracts....          1.24/(c)/                  0.42
                                            ----------                -----------
 Total income from investment activities          0.92                       0.28
                                            ----------                -----------
Distributions to Shareholders From:
 Net realized gains on investments......            --                      (0.17)
                                            ----------                -----------
 Total distributions....................            --                      (0.17)
                                            ----------                -----------
Net Asset Value, End of Period..........    $    31.03                $     30.11
                                            ==========                ===========
Total Return............................          3.06%/(d)/                 0.95%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............    $9,962,757                $36,457,646
Ratio of expenses to average net assets.          2.85%/(e)/                 2.85%/(e)/
Ratio of net investment loss to average
 net assets.............................         (2.01)%/(e)/               (1.41)%/(e)/
Ratio of expenses to average net assets*          2.89%/(e)/                 2.90%/(e)/
Portfolio turnover/(f)/.................           826%                       962%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Growth ProFund                 Investments
             (Unaudited)                            June 30, 2002

       Common Stocks (96.9%)
                                                         Shares   Value
                                                         ------ ----------
      ABM Industries, Inc...............................   552  $    9,583
      Accredo Health, Inc.*.............................   345      15,918
      Actel Corp.*......................................   276       5,802
      Action Performance Cos., Inc.*....................   184       5,814
      Administaff, Inc.*................................   299       2,990
      Advanced Energy Industries, Inc.*.................   345       7,652
      Advanced Marketing Services, Inc..................   207       3,788
      ADVO, Inc.*.......................................   230       8,756
      Aeroflex, Inc.*...................................   667       4,635
      Alliant Techsystems, Inc.*........................   414      26,413
      American Italian Pasta Co.*.......................   207      10,555
      ANSYS, Inc.*......................................   161       3,236
      Applebee's International, Inc.....................   621      14,252
      AptarGroup, Inc...................................   391      12,023
      Arbitron, Inc.*...................................   322      10,046
      Arctic Cat, Inc...................................   253       4,399
      Argosy Gaming Co.*................................   322       9,145
      Armor Holdings, Inc.*.............................   345       8,798
      AstroPower, Inc.*.................................   230       4,517
      Atlantic Coast Airlines Holdings, Inc.*...........   483      10,481
      ATMI, Inc.*.......................................   345       7,718
      Axcelis Technologies, Inc.*....................... 1,081      12,215
      Baldor Electric Co................................   368       9,274
      BARRA, Inc.*......................................   253       9,407
      BE Aerospace, Inc.*...............................   391       5,153
      BEI Technologies, Inc.............................   161       1,843
      Biosite Diagnostics, Inc.*........................   161       4,532
      Boston Private Financial Holdings, Inc............   253       6,259
      Brady Corp.--Class A..............................   253       8,855
      CACI International, Inc.--Class A*................   299      11,419
      Cal Dive International, Inc.*.....................   391       8,602
      Cambrex Corp......................................   276      11,069
      CARBO Ceramics, Inc...............................   161       5,949
      Catapult Communications Corp.*....................   138       3,018
      Cato Corp.--Class A...............................   276       6,155
      CEC Entertainment, Inc.*..........................   322      13,299
      Cephalon, Inc.*...................................   621      28,069
      Cerner Corp.*.....................................   391      18,701
      Chico's FAS, Inc.*................................   460      16,706
      Chittenden Corp...................................   368      10,665
      Christopher & Banks Corp.*........................   276      11,675
      Clarcor, Inc......................................   276       8,735
      Coca-Cola Bottling Co.............................    92       3,956
      Cognex Corp.*.....................................   483       9,684
      Cohu, Inc.........................................   230       3,974
      Community First Bankshares, Inc...................   437      11,401
      Concord Communications, Inc.*.....................   184       3,032
      Cooper Cos., Inc..................................   161       7,583
      Corinthian Colleges, Inc.*........................   483      16,369
      Cost Plus, Inc.*..................................   230       7,006
      Coventry Health Care, Inc.*.......................   644      18,302
      Cryolife, Inc.*...................................   207       3,324
      Cullen/Frost Bankers, Inc.........................   575      20,671
      Cuno, Inc. *......................................   184       6,657
      Cygnus, Inc.*.....................................   414         836
      Cymer, Inc.*......................................   368      12,895
      Delta & Pine Land Co..............................   437       8,784
      Dendrite International, Inc.*.....................   437       4,226
      Department 56, Inc.*..............................   138       2,247
      Diagnostic Products Corp..........................   322      11,914

       Common Stocks, continued
                                                         Shares   Value
                                                         ------ ----------
      DIANON Systems, Inc.*.............................  138   $    7,372
      Dime Community Bancshares, Inc....................  299        6,784
      Dionex Corp.*.....................................  230        6,162
      DRS Technologies, Inc.*...........................  184        7,866
      Duane Reade, Inc.*................................  276        9,398
      East-West Bancorp, Inc............................  253        8,734
      EDO Corp..........................................  230        6,555
      Elcor Corp........................................  207        5,661
      Enzo Biochem, Inc.*...............................  322        4,614
      ESS Technology, Inc.*.............................  483        8,472
      Essex Property Trust, Inc.........................  207       11,323
      Ethan Allen Interiors, Inc........................  437       15,229
      Evergreen Resources, Inc.*........................  207        8,798
      Factory 2-U Stores, Inc.*.........................  138        1,911
      FactSet Research Systems, Inc.....................  368       10,955
      Fair, Isaac & Co., Inc............................  391       12,852
      Filenet Corp.*....................................  391        5,670
      Financial Federal Corp.*..........................  184        6,090
      First Bancorp, Puerto Rico........................  299       11,272
      First Midwest Bancorp, Inc........................  552       15,335
      FLIR Systems, Inc.*...............................  184        7,722
      Forward Air Corp.*................................  230        7,539
      Fossil, Inc.*.....................................  506       10,403
      Fred's, Inc.......................................  276       10,151
      Frontier Airlines, Inc.*..........................  322        2,618
      Frontier Oil Corp.................................  299        5,262
      G & K Services, Inc...............................  230        7,875
      General Communication, Inc.--Class A*.............  598        3,989
      Genesco, Inc.*....................................  253        6,161
      Georgia Gulf Corp.................................  345        9,122
      Global Payments, Inc..............................  414       12,317
      Graco, Inc........................................  529       13,299
      Gymboree Corp.*...................................  322        5,158
      Haemonetics Corp.*................................  299        8,731
      Hall, Kinion & Associates, Inc.*..................  138        1,036
      Hancock Fabrics, Inc..............................  207        3,846
      Harland (John H.) Co..............................  322        9,080
      Harman International Industries, Inc..............  368       18,124
      Harmonic, Inc.*...................................  667        2,441
      Heartland Express, Inc.*..........................  551       13,186
      Helix Technology Corp.............................  276        5,686
      Hilb, Rogal & Hamilton Co.........................  322       14,571
      Hooper Holmes, Inc................................  713        5,704
      Hot Topic, Inc.*..................................  344        9,188
      Hudson United Bancorp.............................  506       14,451
      Hyperion Solutions Corp.*.........................  368        6,711
      ICU Medical, Inc.*................................  161        4,975
      IDEX Corp.........................................  345       11,558
      IDEXX Laboratories, Inc.*.........................  368        9,491
      IMPATH, Inc.*.....................................  184        3,303
      INAMED Corp.*.....................................  230        6,146
      Insight Enterprises, Inc.*........................  460       11,587
      Insituform Technologies, Inc.--Class A*...........  299        6,333
      Inter-Tel, Inc....................................  276        4,722
      Intermagnetics General Corp.*.....................  184        3,717
      Invacare Corp.....................................  345       12,765
      Itron, Inc.*......................................  207        5,430
      ITT Educational Services, Inc.*...................  506       11,031
      J. Jill Group, Inc.*..............................  138        5,237
      Jack in the Box, Inc.*............................  437       13,897

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Growth ProFund                 Investments
             (Unaudited)                            June 30, 2002

       Common Stocks, continued
                                                         Shares   Value
                                                         ------ ----------
      K-Swiss, Inc.--Class A............................   184  $    4,780
      Keithley Instruments, Inc.........................   184       2,657
      Kopin Corp.*......................................   782       5,161
      Kroll, Inc.*......................................   345       7,238
      Kronos, Inc.*.....................................   230       7,012
      Kulicke & Soffa Industries, Inc.*.................   552       6,839
      La-Z-Boy, Inc.....................................   667      16,822
      Labor Ready, Inc.*................................   460       2,691
      Lance, Inc........................................   322       4,695
      Landstar System, Inc.*............................    92       9,830
      Libbey, Inc.......................................   161       5,490
      Lindsay Manufacturing Co..........................   138       3,195
      Linens 'n Things, Inc.*...........................   460      15,093
      Macdermid, Inc....................................   368       7,912
      Manhattan Associates, Inc.*.......................   299       9,616
      Manitowoc Co......................................   276       9,795
      Medicis Pharmaceutical Corp.*.....................   345      14,752
      MemberWorks, Inc.*................................   161       2,983
      Mentor Corp.......................................   253       9,287
      Mercury Computer Systems, Inc.*...................   253       5,483
      Mesa Air Group, Inc.*.............................   368       3,386
      Metro One Telecommunications, Inc.*...............   276       3,853
      MGI Pharma, Inc.*.................................   276       1,949
      Micros Systems, Inc.*.............................   184       5,099
      Mid Atlantic Medical Services, Inc.*..............   529      16,584
      Midway Games, Inc.*...............................   529       4,497
      Monaco Coach Corp.*...............................   322       6,859
      MRO Software, Inc.*...............................   253       2,879
      NBTY, Inc.*.......................................   736      11,393
      NDCHealth Corp....................................   391      10,909
      Nelson (Thomas), Inc..............................   161       1,700
      New England Business Services, Inc................   138       3,469
      Noven Pharmaceuticals, Inc.*......................   253       6,452
      NVR, Inc.*........................................    92      29,716
      O'Reilly Automotive, Inc.*........................   575      15,846
      Oceaneering International, Inc.*..................   253       6,831
      Omnova Solutions, Inc.............................   437       3,671
      On Assignment, Inc.*..............................   299       5,322
      Orthodontic Centers of America, Inc.*.............   552      12,724
      OshKosh B'Gosh, Inc.--Class A.....................   138       6,002
      Oshkosh Truck Corp................................   184      10,876
      Owens & Minor, Inc................................   368       7,272
      P.F. Chang's China Bistro, Inc.*..................   276       8,672
      Pacific Sunwear of California, Inc.*..............   368       8,159
      Panera Bread Co.*.................................   322      11,190
      Patina Oil & Gas Corp.............................   230       6,309
      Performance Food Group Co.*.......................   483      16,353
      Pharmaceutical Product Development, Inc.*.........   575      15,146
      Philadelphia Suburban Corp........................   759      15,332
      Phoenix Technologies, Ltd.*.......................   276       2,760
      Photon Dynamics, Inc.*............................   184       5,520
      Pier 1 Imports, Inc............................... 1,035      21,734
      Pinnacle Systems, Inc.*...........................   644       7,077
      Plains Resources, Inc.*...........................   253       6,768
      Planar Systems, Inc.*.............................   138       2,657
      Polaris Industries, Inc...........................   253      16,445
      PolyMedica Corp.*.................................   138       3,525
      Power Integrations, Inc.*.........................   322       5,763
      Pre-Paid Legal Services, Inc.*....................   230       4,577

       Common Stocks, continued
                                                         Shares   Value
                                                         ------ ----------
      PRG-Schultz International, Inc.*..................   713  $    8,777
      Prima Energy Corp.*...............................   138       3,145
      Priority Healthcare Corp.--Class B*...............   506      11,891
      Progress Software Corp.*..........................   391       5,771
      Province Healthcare Co.*..........................   529      11,828
      QRS Corp.*........................................   184       1,434
      Quaker Chemical Corp..............................    92       2,254
      Quiksilver, Inc.*.................................   253       6,275
      Radiant Systems, Inc.*............................   299       3,896
      Regeneron Pharmaceuticals, Inc.*..................   483       7,008
      Regis Corp........................................   460      12,429
      Remington Oil & Gas Corp.*........................   276       8,418
      Renal Care Group, Inc.*...........................   552      17,195
      ResMed, Inc.*.....................................   368      10,819
      Respironics, Inc.*................................   368      12,530
      Rogers Corp.*.....................................   184       5,025
      Roper Industries, Inc.............................   345      12,869
      Roxio, Inc.*......................................   207       1,490
      Ruby Tuesday, Inc.................................   713      13,832
      Rudolph Technologies, Inc.*.......................   184       4,587
      Ryan's Family Steak Houses, Inc.*.................   506       6,684
      SCP Pool Corp.*...................................   276       7,662
      SERENA Software, Inc.*............................   460       6,301
      Shuffle Master, Inc.*.............................   207       3,803
      Sierra Health Services, Inc.*.....................   322       7,197
      Simpson Manufacturing Co., Inc.*..................   138       7,884
      Sonic Corp.*......................................   437      13,726
      Southwest Bancorp of Texas, Inc.*.................   368      13,329
      StarTek, Inc.*....................................   161       4,305
      Sterling Bancshares, Inc..........................   460       6,794
      Supertex, Inc.*...................................   138       2,432
      SurModics, Inc.*..................................   184       4,782
      Sybron Dental Special, Inc.*......................   414       7,659
      Syncor International Corp.*.......................   276       8,694
      Take-Two Interactive Software, Inc.*..............   414       8,524
      Techne Corp.*.....................................   460      12,981
      Technitrol, Inc...................................   437      10,182
      Teledyne Technologies, Inc.*......................   345       7,159
      The Children's Place Retail Stores, Inc.*.........   299       7,924
      The Scotts Company--Class A*......................   322      14,620
      The Steak n Shake Co.*............................   322       5,039
      Thor Industries, Inc..............................   161      11,472
      THQ, Inc.*........................................   437      13,031
      Too, Inc.*........................................   368      11,334
      Trimble Navigation, Ltd.*.........................   322       4,991
      TrustCo Bank Corp. NY.............................   782      10,299
      UCBH Holdings, Inc................................   207       7,868
      UGI Corp..........................................   299       9,550
      Ultimate Electronics, Inc.*.......................   161       4,172
      United Bankshares, Inc............................   483      14,191
      United Natural Foods, Inc.*.......................   207       4,037
      Varian Semiconductor Equipment Associates, Inc.*..   368      12,486
      Vital Signs, Inc..................................   138       4,989
      WD-40 Co..........................................   184       5,108
      Wet Seal, Inc.--Class A*..........................   322       7,825
      Winnebago Industries, Inc.........................   207       9,108
      X-Rite, Inc.......................................   230       1,978
      XTO Energy, Inc................................... 1,380      28,428

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Growth ProFund                 Investments
             (Unaudited)                            June 30, 2002

     Common Stocks, continued
                                                        Shares     Value
                                                       --------- ----------
    Zebra Technologies Corp.*.........................      345  $   16,635
    ZixIt Corp.*......................................      207       1,134
                                                                 ----------
    TOTAL COMMON STOCKS...............................            2,040,995
                                                                 ----------
     Federal Home Loan Bank (4.5%)
                                                       Principal
                                                        Amount
                                                       ---------
    Federal Home Loan Bank, 1.35%, 7/1/02.............  $95,000      94,989
                                                                 ----------
    TOTAL FEDERAL HOME LOAN BANK......................               94,989
                                                                 ----------
    TOTAL INVESTMENTS  (Cost $2,062,022)/(a)/--101.4%.            2,135,984
    Liabilities in excess of other assets--(1.4)%.....              (29,374)
                                                                 ----------
    NET ASSETS--100.0%................................           $2,106,610
                                                                 ==========
     Futures Contracts Purchased
                                                                 Unrealized
                                                       Contracts    Loss
                                                       --------- ----------
    E-mini Russell 2000 Future Contract expiring
     September 2002 (Underlying face amount at value
     $92,000).........................................     2     $   (2,310)

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 92,545
                     Unrealized depreciation....  (18,583)
                                                 --------
                     Net unrealized appreciation $ 73,962
                                                 ========

The Small-Cap Growth ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Advertising......................  0.4%
                    Aerospace/Defense................  2.9%
                    Agriculture......................  0.4%
                    Airlines.........................  0.8%
                    Apparel..........................  1.1%
                    Auto Parts & Equipment...........  0.5%
                    Banks............................  7.6%
                    Beverages........................  0.2%
                    Biotechnology....................  1.2%
                    Building Materials...............  1.0%
                    Chemicals........................  1.1%
                    Commercial Services..............  5.1%
                    Computers........................  3.0%
                    Distribution/Wholesale...........  0.3%
                    Diversified Financial Services...  0.3%
                    Electrical Components & Equipment  0.5%
                    Electronics......................  3.5%
                    Energy...........................  1.7%
                    Engineering & Construction.......  0.3%
                    Entertainment....................  1.2%
                    Food.............................  2.4%
                    Health Care...................... 10.5%
                    Home Builders....................  1.8%
                    Home Furnishings.................  2.4%
                    Household Products...............  2.6%
                    Insurance........................  0.7%
                    Internet.........................  0.1%
                    Leisure Time.....................  1.0%
                    Machinery & Equipment............  3.9%
                    Manufacturing....................  1.8%
                    Media............................  0.1%
                    Oil & Gas........................  3.0%
                    Pharmaceuticals..................  4.7%
                    Real Estate Investment Trust.....  0.5%
                    Retail........................... 14.3%
                    Semiconductors...................  4.1%
                    Software.........................  6.5%
                    Telecommunications...............  0.7%
                    Textiles.........................  0.4%
                    Toys/Games/Hobbies...............  0.1%
                    Transportation...................  1.5%
                    Water............................  0.7%
                    Other............................  3.1%

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $2,062,022)............ $ 2,135,984
         Cash...............................................       9,197
         Dividends and interest receivable..................         284
         Receivable for investments sold....................   8,768,133
         Receivable from Investment Advisor.................      15,095
         Prepaid expenses...................................         883
                                                             -----------
          Total Assets......................................  10,929,576
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   8,808,079
         Distribution and service fees payable--
          Service Class.....................................       4,780
         Other accrued expenses.............................      10,107
                                                             -----------
          Total Liabilities.................................   8,822,966
                                                             -----------
       Net Assets........................................... $ 2,106,610
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 2,241,743
         Accumulated net investment loss....................     (68,794)
         Accumulated net realized losses on investments and
          futures contracts.................................    (137,991)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................      71,652
                                                             -----------
       Net Assets........................................... $ 2,106,610
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 2,030,776
         Shares of Beneficial Interest Outstanding..........      71,342
         Net Asset Value (offering and redemption price per
          share)............................................ $     28.47
                                                             ===========
       Service Class:
         Net Assets......................................... $    75,834
         Shares of Beneficial Interest Outstanding..........       2,670
         Net Asset Value (offering and redemption price per
          share)............................................ $     28.40
                                                             ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $   6,340
       Interest................................................       251
                                                                ---------
        Total Income...........................................     6,591
                                                                ---------
     Expenses:
       Advisory fees...........................................    16,510
       Management services fees................................     3,302
       Administration fees.....................................       710
       Distribution and service fees-Service Class.............    11,643
       Transfer agent fees.....................................    12,149
       Registration and filing fees............................    21,737
       Custody fees............................................    22,214
       Fund accounting fees....................................     2,578
       Other fees..............................................     6,327
                                                                ---------
        Total Expenses before waivers/reimbursements...........    97,170
        Less Expenses waived/reimbursed by the Investment
         Advisor...............................................   (42,600)
                                                                ---------
        Net Expenses...........................................    54,570
                                                                ---------
     Net Investment Loss.......................................   (47,979)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized gains on investments.......................   133,736
       Net realized losses on futures contracts................   (10,700)
       Net change in unrealized appreciation/(depreciation) on
        investments and futures contracts......................  (577,620)
                                                                ---------
        Net realized and unrealized losses on investments
         and futures contracts.................................  (454,584)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(502,563)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund

 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      September 4, 2001/(a)/
                                                                       six months ended        through
                                                                        June 30, 2002     December 31, 2001
                                                                       ---------------- ---------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.................................................   $    (47,979)      $    (21,936)
  Net realized gains/(losses) on investments..........................        133,736            (89,064)
  Net realized losses on futures contracts............................        (10,700)                --
  Net change in unrealized appreciation/(depreciation) on investments.       (577,620)           649,272
                                                                         ------------       ------------
  Change in net assets resulting from operations......................       (502,563)           538,272
                                                                         ------------       ------------
Distributions to Shareholders From:
  Net realized gains on investments
   Investor Class.....................................................             --            (95,170)
   Service Class......................................................             --            (75,730)
                                                                         ------------       ------------
  Change in net assets resulting from distributions...................             --           (170,900)
                                                                         ------------       ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.....................................................     40,242,881         28,046,094
   Service Class......................................................     37,991,224         13,683,581
  Dividends reinvested
   Investor Class.....................................................             --             94,831
   Service Class......................................................             --             75,730
  Cost of shares redeemed
   Investor Class.....................................................    (47,164,461)       (18,801,634)
   Service Class......................................................    (38,703,945)       (13,222,500)
                                                                         ------------       ------------
  Change in net assets resulting from capital transactions............     (7,634,301)         9,876,102
                                                                         ------------       ------------
  Change in net assets................................................     (8,136,864)        10,243,474
Net Assets:
  Beginning of period.................................................     10,243,474                 --
                                                                         ------------       ------------
  End of period.......................................................   $  2,106,610       $ 10,243,474
                                                                         ============       ============
Share Transactions:
  Issued
   Investor Class.....................................................      1,358,991            972,230
   Service Class......................................................      1,248,855            457,069
  Reinvested
   Investor Class.....................................................             --              3,144
   Service Class......................................................             --              2,508
  Redeemed
   Investor Class.....................................................     (1,599,508)          (663,515)
   Service Class......................................................     (1,266,868)          (438,894)
                                                                         ------------       ------------
  Change in shares....................................................       (258,530)           332,542
                                                                         ============       ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Investor Class
                                                                                   ------------------------------------
                                                                                                           For the period
                                                                                       For the          September 4, 2001/(a)/
                                                                                   six months ended            through
                                                                                    June 30, 2002         December 31, 2001
                                                                                   ----------------     ---------------------
                                                                                     (Unaudited)
Net Asset Value, Beginning of Period..............................................    $    30.80             $    30.00
                                                                                      ----------             ----------
Investment Activities:
  Net investment loss.............................................................         (0.26)/(b)/            (0.15)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.         (2.07)                  1.30
                                                                                      ----------             ----------
  Total income/(loss) from investment activities..................................         (2.33)                  1.15
                                                                                      ----------             ----------
Distributions to Shareholders From:
  Net realized gains on investments...............................................            --                  (0.35)
                                                                                      ----------             ----------
  Total distributions.............................................................            --                  (0.35)
                                                                                      ----------             ----------
Net Asset Value, End of Period....................................................    $    28.47             $    30.80
                                                                                      ==========             ==========
Total Return......................................................................         (7.57)%/(c)/            3.87%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.........................................................    $2,030,776             $9,605,084
Ratio of expenses to average net assets...........................................          1.95%/(d)/             1.92%/(d)/
Ratio of net investment loss to average net assets................................         (1.75)%/(d)/           (1.57)%/(d)/
Ratio of expenses to average net assets*..........................................          4.68%/(d)/             2.94%/(d)/
Portfolio turnover/(e)/...........................................................          1619%                  1020%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund

 Financial Highlights, continued
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                      Service Class
                                         ---------------------------------
                                                               For the period
                                             For the        September 4, 2001/(a)/
                                         six months ended          through
                                          June 30, 2002       December 31, 2001
                                         ----------------   ---------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....     $ 30.87              $  30.00
                                             -------              --------
Investment Activities:
 Net investment loss....................       (0.39)/(b)/           (0.26)/(b)/
 Net realized and unrealized
   gains/(losses) on investments and
   futures contracts....................       (2.08)                 1.48
                                             -------              --------
 Total income/(loss) from investment
   activities...........................       (2.47)                 1.22
                                             -------              --------
Distributions to Shareholders From:
 Net realized gains on investments......          --                 (0.35)
                                             -------              --------
 Total distributions....................          --                 (0.35)
                                             -------              --------
Net Asset Value, End of Period..........     $ 28.40              $  30.87
                                             =======              ========
Total Return............................       (8.00)%/(c)/           4.10%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...............     $75,834              $638,390
Ratio of expenses to average net assets.        2.95%/(d)/            2.95%/(d)/
Ratio of net investment loss to average
 net assets.............................       (2.57)%/(d)/          (2.65)%/(d)/
Ratio of expenses to average net assets*        4.19%/(d)/            3.96%/(d)/
Portfolio turnover/(e)/.................        1619%                 1020%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             U.S. Government Plus                     Investments
             ProFund                                June 30, 2002
             (Unaudited)


           Federal Home Loan Bank (30.8%)
                                                  Principal
                                                   Amount     Value
                                                  --------- ----------
          Federal Home Loan Bank,
           1.35%, 07/01/02....................... $201,000  $  200,977
          Federal Home Loan Bank,
           1.60%, 07/10/02.......................  341,000     340,819
                                                            ----------
          TOTAL FEDERAL HOME LOAN BANK...........              541,796
                                                            ----------
           Federal Home Loan Mortgage Corporation (11.4%)
          Federal Home Loan Mortgage Corporation,
           1.35%, 07/01/02.......................  201,000     200,977
                                                            ----------
          TOTAL FEDERAL HOME LOAN
           MORTGAGE CORPORATION..................              200,977
                                                            ----------
           Federal National Mortgage Association (30.7%)
          Federal National Mortgage Association,
           1.35%, 07/01/02.......................  201,000     200,977
          Federal National Mortgage Association,
           1.60%, 07/03/02.......................  341,000     340,925
                                                            ----------
          TOTAL FEDERAL NATIONAL
           MORTGAGE ASSOCIATION..................              541,902
                                                            ----------
           Student Loan Marketing Association (11.4%)
          Student Loan Marketing Association,
           1.35%, 07/01/02.......................  201,000     200,977
                                                            ----------
          TOTAL STUDENT LOAN MARKETING
           ASSOCIATION...........................              200,977
                                                            ----------
           U.S. Treasury Obligations (36.1%)
          U.S. Treasury Bills:
           1.25%, 07/05/02.......................  341,000     340,914
                                                            ----------
          U.S. Treasury Bonds:
           5.375%, 02/15/31......................  300,000     294,422
                                                            ----------
          TOTAL U.S. TREASURY OBLIGATIONS........              635,336
                                                            ----------

           Repurchase Agreement (25.9%)
                                                Principal
                                                 Amount      Value
                                                --------- ----------
          State Street Bank, 1.60%, 07/01/02,
           dated 06/28/02, with maturity value
           of $456,061 (Fully collateralized by
           various U.S. Government Securities). $456,000  $  456,000
                                                          ----------
          TOTAL REPURCHASE AGREEMENT...........              456,000
          TOTAL INVESTMENTS
           (Cost--$2,580,702)/(a)/--146.3%.....            2,576,988
          Liabilities in excess of other
           assets--(46.3)%.....................             (815,444)
                                                          ----------
          NET ASSETS--100.0%...................           $1,761,544
                                                          ==========

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                      Unrealized appreciation.... $     0
                      Unrealized depreciation....  (3,714)
                                                  -------
                      Net unrealized depreciation $(3,714)
                                                  =======

              See accompanying notes to the financial statements.

PROFUNDS
U.S. Government Plus ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $2,124,702).............. $2,120,988
        Repurchase agreements, at amortized cost.............    456,000
                                                              ----------
         Total Investments...................................  2,576,988
        Cash.................................................      1,794
        Interest receivable..................................         61
        Receivable for investments sold......................    300,363
        Unrealized appreciation on swap contracts............      4,795
        Prepaid expenses.....................................     32,599
                                                              ----------
         Total Assets........................................  2,916,600
                                                              ----------
      Liabilities:
        Payable for capital shares redeemed..................  1,153,908
        Advisory fees payable................................        633
        Management services fees payable.....................        190
        Distribution and service fees payable--Service Class.        325
                                                              ----------
         Total Liabilities...................................  1,155,056
                                                              ----------
      Net Assets............................................. $1,761,544
                                                              ==========
      Net Assets consist of:
        Capital.............................................. $1,737,050
        Accumulated undistributed net investment loss........     (7,209)
        Accumulated net realized gains on investments and
         swap contracts......................................     30,622
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts......................      1,081
                                                              ----------
      Net Assets............................................. $1,761,544
                                                              ==========
      Investor Class:
        Net Assets........................................... $  287,822
        Shares of Beneficial Interest Outstanding............      9,521
        Net Asset Value (offering and redemption price per
         share).............................................. $    30.23
                                                              ==========
      Service Class:
        Net Assets........................................... $1,473,722
        Shares of Beneficial Interest Outstanding............     48,747
        Net Asset Value (offering and redemption price per
         share).............................................. $    30.23
                                                              ==========
       Statement of Operations
                   For the period May 1, 2002/(a)/ through June 30, 2002 Investment Income:
        Interest................................................ $ 1,476
                                                                 -------
      Expenses:
        Advisory fees...........................................     714
        Management services fees................................     214
        Administration fees.....................................      41
        Distribution and service fees--Service Class............     331
        Transfer agent fees.....................................      96
        Registration and filing fees............................     910
        Custody fees............................................     130
        Fund accounting fees....................................      13
        Other fees..............................................     112
                                                                 -------
         Total Expenses.........................................   2,561
                                                                 -------
      Net Investment Loss.......................................  (1,085)
                                                                 -------
      Realized and Unrealized Gains on Investments:
        Net realized gains on investments and swap contracts....  30,622
        Net change in unrealized appreciation/(depreciation) on
         investments and swap contracts.........................   1,081
                                                                 -------
         Net realized and unrealized gains on investments and
          swap contracts........................................  31,703
                                                                 -------
      Change in Net Assets Resulting from Operations............ $30,618
                                                                 =======
------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
U.S. Government Plus ProFund


 Statement of Changes in Net Assets
                                                                                          For the period
                                                                                          May 1, 2002/(a)/
                                                                                              through
                                                                                           June 30, 2002
                                                                                          ---------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment income..................................................................   $    (1,085)
  Net realized gains on investments and swap contracts...................................        30,622
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.         1,081
                                                                                            -----------
  Change in net assets resulting from operations.........................................        30,618
                                                                                            -----------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................        (4,971)
   Service Class.........................................................................        (1,153)
                                                                                            -----------
  Change in net assets resulting from distributions......................................        (6,124)
                                                                                            -----------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     7,729,667
   Service Class.........................................................................     3,101,377
  Dividends reinvested
   Investor Class........................................................................         5,356
   Service Class.........................................................................         1,181
  Cost of shares redeemed
   Investor Class........................................................................    (7,484,404)
   Service Class.........................................................................    (1,616,127)
                                                                                            -----------
  Change in net assets resulting from capital transactions...............................     1,737,050
                                                                                            -----------
  Change in net assets...................................................................     1,761,544
Net Assets:
  Beginning of period....................................................................            --
                                                                                            -----------
  End of period..........................................................................   $ 1,761,544
                                                                                            ===========
Share Transactions:
  Issued
   Investor Class........................................................................       255,035
   Service Class.........................................................................       102,140
  Reinvested
   Investor Class........................................................................           177
   Service Class.........................................................................            39
  Redeemed
   Investor Class........................................................................      (245,691)
   Service Class.........................................................................       (53,432)
                                                                                            -----------
  Change in shares.......................................................................        58,268
                                                                                            ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
U.S. Government Plus ProFund
(Unaudited)

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                       Investor Class      Service Class
                                                                       ---------------   ---------------
                                                                       For the period     For the period
                                                                       May 1, 2002/(a)/  May 1, 2002/(a)/
                                                                           through            through
                                                                        June 30, 2002      June 30, 2002
                                                                       ---------------   ---------------
Net Asset Value, Beginning of Period..................................    $  30.00         $    30.00
                                                                          --------         ----------
Investment Activities:
  Net investment income/(loss)........................................        0.04/(b)/         (0.02)/(b)/
  Net realized and unrealized gains on investments and swap contracts.        0.42               0.38
                                                                          --------         ----------
  Total income from investment activities.............................        0.46               0.36
                                                                          --------         ----------
Distributions to Shareholders From:
  Net investment income...............................................       (0.23)             (0.13)
                                                                          --------         ----------
  Total distributions.................................................       (0.23)             (0.13)
                                                                          --------         ----------
Net Asset Value, End of Period........................................    $  30.23         $    30.23
                                                                          ========         ==========
Total Return..........................................................        1.56%/(c)/         1.19%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.............................................    $287,822         $1,473,722
Ratio of expenses to average net assets...............................        1.54%/(d)/         2.62%/(d)/
Ratio of net investment income/(loss) to average net assets...........        0.71%/(d)/        (0.33)%/(d)/
Portfolio turnover/(e)/...............................................         100%               100%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
             (Unaudited)                            June 30, 2002

              Common Stocks (90.8%)
                                                Shares    Value
                                                ------ -----------
             3M Co.............................  3,200 $   393,600
             Abbott Laboratories............... 12,840     483,426
             ACE, Ltd..........................  2,160      68,256
             ADC Telecommunications, Inc.*.....  6,520      14,931
             Adobe Systems, Inc................  1,960      55,860
             Advanced Micro Devices, Inc.*.....  2,800      27,216
             AES Corp.*........................  4,400      23,848
             Aetna, Inc........................  1,200      57,564
             AFLAC, Inc........................  4,280     136,960
             Agere Systems, Inc.*..............    198         277
             Agere Systems, Inc.--Class B*.....  4,877       7,316
             Agilent Technologies, Inc.*.......  3,840      90,817
             Air Products & Chemicals, Inc.....  1,880      94,884
             Alberto-Culver Co.--Class B.......    480      22,944
             Albertson's, Inc..................  3,360     102,346
             Alcan, Inc........................  2,640      99,053
             Alcoa, Inc........................  6,960     230,724
             Allegheny Energy, Inc.............  1,040      26,780
             Allegheny Technologies, Inc.......    680      10,744
             Allergan, Inc.....................  1,080      72,090
             Allied Waste Industries, Inc.*....  1,640      15,744
             Allstate Corp.....................  5,840     215,963
             Alltel Corp.......................  2,560     120,320
             Altera Corp.*.....................  3,160      42,976
             Ambac Financial Group, Inc........    880      59,136
             Amerada Hess Corp.................    720      59,400
             Ameren Corp.......................  1,200      51,612
             American Electric Power, Inc......  2,800     112,056
             American Express Co............... 10,960     398,067
             American Greetings Corp.--Class A.    520       8,663
             American International Group, Inc. 21,520   1,468,310
             American Power Conversion Corp.*..  1,600      20,208
             American Standard Cos.*...........    600      45,060
             AmerisourceBergen Corp............    880      66,880
             Amgen, Inc.*......................  8,560     358,494
             AMR Corp.*........................  1,280      21,581
             AmSouth Bancorp...................  2,960      66,245
             Anadarko Petroleum Corp...........  2,040     100,572
             Analog Devices*...................  3,000      89,100
             Andrew Corp.*.....................    800      11,464
             Anheuser-Busch Cos., Inc..........  7,200     360,000
             AOL-Time Warner, Inc.*............ 36,640     538,974
             AON Corp..........................  2,240      66,035
             Apache Corp.......................  1,200      68,976
             Apollo Group, Inc.--Class A*......  1,440      56,765
             Apple Computer, Inc.*.............  2,920      51,742
             Applera Corp.--Applied Biosystems
              Group............................  1,760      34,302
             Applied Materials, Inc.*.......... 13,480     256,390
             Applied Micro Circuits Corp.*.....  2,480      11,730
             Archer-Daniels-Midland Co.........  5,360      68,554
             Ashland, Inc......................    560      22,680
             AT&T Corp......................... 31,280     334,696
             AT&T Wireless Services, Inc.*..... 22,280     130,338
             Autodesk, Inc.....................    960      12,720
             Automatic Data Processing, Inc....  5,120     222,976
             AutoZone, Inc.*...................    880      68,024
             Avaya, Inc.*......................  2,960      14,652
             Avery Dennison Corp...............    920      57,730
             Avon Products, Inc................  1,960     102,390

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Baker Hughes, Inc..................  2,760 $    91,880
             Ball Corp..........................    480      19,910
             Bank of America Corp............... 12,680     892,166
             Bank of New York Co., Inc..........  6,000     202,500
             Bank One Corp......................  9,680     372,486
             Bard (C.R.), Inc...................    440      24,895
             Barrick Gold Corp..................  4,440      84,316
             Bausch & Lomb, Inc.................    440      14,894
             Baxter International, Inc..........  4,960     220,472
             BB&T Corp..........................  3,960     152,856
             Bear Stearns Cos., Inc.............    840      51,408
             Becton, Dickinson & Co.............  2,120      73,034
             Bed Bath & Beyond, Inc.*...........  2,400      90,576
             BellSouth Corp..................... 15,440     486,360
             Bemis Co., Inc.....................    440      20,900
             Best Buy Co., Inc.*................  2,640      95,832
             Big Lots, Inc......................    960      18,893
             Biogen, Inc.*......................  1,240      51,373
             Biomet, Inc........................  2,200      59,664
             BJ Services Co.*...................  1,280      43,366
             Black & Decker Corp................    680      32,776
             Block H & R, Inc...................  1,520      70,148
             BMC Software, Inc.*................  2,000      33,200
             Boeing Co..........................  6,920     311,400
             Boise Cascade Corp.................    480      16,574
             Boston Scientific Corp.*...........  3,360      98,515
             Bristol-Myers Squibb Co............ 15,960     410,172
             Broadcom Corp.--Class A*...........  2,200      38,588
             Brown-Forman Corp..................    560      38,640
             Brunswick Corp.....................    760      21,280
             Burlington Northern Santa Fe Corp..  3,160      94,800
             Burlington Resources, Inc..........  1,640      62,320
             Calpine Corp.*.....................  3,080      21,652
             Campbell Soup Co...................  3,360      92,938
             Capital One Financial Corp.........  1,800     109,890
             Cardinal Health, Inc...............  3,720     228,445
             Carnival Corp......................  4,840     134,019
             Caterpillar, Inc...................  2,840     139,018
             Cendant Corp.*.....................  8,600     136,568
             Centex Corp........................    520      30,051
             CenturyTel, Inc....................  1,160      34,220
             Charter One Financial, Inc.........  1,840      63,259
             ChevronTexaco Corp.................  8,800     778,800
             Chiron Corp.*......................  1,560      55,146
             Chubb Corp.........................  1,400      99,120
             CIENA Corp.*.......................  2,720      11,397
             CIGNA Corp.........................  1,160     113,007
             Cincinnati Financial Corp..........  1,320      61,420
             Cinergy Corp.......................  1,360      48,946
             Cintas Corp........................  1,400      69,202
             Circuit City Stores, Inc...........  1,720      32,250
             Cisco Systems, Inc.*............... 60,240     840,348
             Citigroup, Inc..................... 42,360   1,641,451
             Citizens Communications Co.*.......  2,320      19,395
             Citrix Systems, Inc.*..............  1,480       8,939
             Clear Channel Communications, Inc.*  5,040     161,381
             Clorox Co..........................  1,880      77,738
             CMS Energy Corp....................  1,120      12,298
             Coca-Cola Co....................... 20,440   1,144,640
             Coca-Cola Enterprises, Inc.........  3,680      81,254

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Colgate-Palmolive Co...................  4,520 $   226,226
           Comcast Corp.--Special Class A*........  7,800     185,952
           Comerica, Inc..........................  1,440      88,416
           Computer Associates International, Inc.  4,760      75,636
           Computer Sciences Corp.*...............  1,400      66,920
           Compuware Corp.*.......................  3,080      18,696
           Comverse Technology, Inc.*.............  1,520      14,075
           ConAgra Foods, Inc.....................  4,440     122,766
           Concord EFS, Inc.*.....................  4,200     126,588
           Conoco, Inc............................  5,160     143,448
           Conseco, Inc.*.........................  2,840       5,680
           Consolidated Edison, Inc...............  1,760      73,480
           Constellation Energy Group, Inc........  1,360      39,902
           Convergys Corp.*.......................  1,440      28,051
           Cooper Industries, Ltd.--Class A.......    760      29,868
           Cooper Tire & Rubber Co................    600      12,330
           Coors (Adolph) Co.--Class B............    280      17,444
           Corning, Inc...........................  7,840      27,832
           Costco Wholesale Corp.*................  3,720     143,666
           Countrywide Credit Industries, Inc.....  1,000      48,250
           Crane Co...............................    480      12,182
           CSX Corp...............................  1,760      61,688
           Cummins, Inc...........................    360      11,916
           CVS Corp...............................  3,240      99,144
           Dana Corp..............................  1,240      22,977
           Danaher Corp...........................  1,240      82,274
           Darden Restaurants, Inc................  1,440      35,568
           Deere & Co.............................  1,960      93,884
           Dell Computer Corp.*................... 21,360     558,351
           Delphi Automotive Systems Corp.........  4,600      60,720
           Delta Air Lines, Inc...................  1,000      20,000
           Deluxe Corp............................    520      20,223
           Devon Energy Corp......................  1,280      63,078
           Dillard's, Inc.--Class A...............    680      17,877
           Dollar General Corp....................  2,720      51,762
           Dominion Resources, Inc................  2,280     150,936
           Donnelley (R.R.) & Sons Co.............    920      25,346
           Dover Corp.............................  1,680      58,800
           Dow Chemical Co........................  7,480     257,162
           Dow Jones & Co., Inc...................    680      32,946
           DTE Energy Co..........................  1,320      58,925
           Du Pont (E.I.) de Nemours..............  8,160     362,305
           Duke Energy Corp.......................  6,840     212,724
           Dynegy, Inc.--Class A..................  2,960      21,312
           Eastman Chemical Co....................    640      30,016
           Eastman Kodak Co.......................  2,400      70,008
           Eaton Corp.............................    560      40,740
           Ecolab, Inc............................  1,080      49,928
           Edison International*..................  2,680      45,560
           El Paso Corp...........................  4,400      90,684
           Electronic Data Systems Corp...........  3,960     147,114
           Eli Lilly & Co.........................  9,240     521,136
           EMC Corp.*............................. 18,280     138,014
           Emerson Electric Co....................  3,480     186,215
           Engelhard Corp.........................  1,080      30,586
           EnPro Industries, Inc.*................    109         572
           Entergy Corp...........................  1,840      78,090
           EOG Resources, Inc.....................    960      38,112
           Equifax, Inc...........................  1,200     32,4000
           Equity Office Properties Trust.........  3,440     103,544

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Equity Residential Properties Trust....  2,240 $    64,400
           Exelon Corp............................  2,640     138,072
           Exxon Mobil Corp....................... 55,800   2,283,337
           Family Dollar Stores, Inc..............  1,440      50,760
           Fannie Mae.............................  8,200     604,750
           Federated Department Stores, Inc.*.....  1,640      65,108
           FedEx Corp.............................  2,440     130,296
           Fifth Third Bancorp....................  4,840     322,586
           First Data Corp........................  6,280     233,616
           First Tennessee National Corp..........  1,040      39,832
           FirstEnergy Corp.......................  2,440      81,447
           Fiserv, Inc.*..........................  1,560      57,268
           Fleet Boston Financial Corp............  8,600     278,210
           Fluor Corp.............................    680      26,486
           Ford Motor Co.......................... 14,920     238,720
           Forest Laboratories, Inc.*.............  1,480     104,784
           Fortune Brands, Inc....................  1,240      69,440
           FPL Group, Inc.........................  1,440      86,386
           Franklin Resources, Inc................  2,160      92,102
           Freddie Mac............................  5,720     350,064
           Freeport-McMoRan Copper & Gold,
            Inc.--Class B*........................  1,200      21,420
           Gannett Co., Inc.......................  2,200     166,980
           Gap, Inc...............................  7,120     101,104
           Gateway, Inc.*.........................  2,680      11,899
           General Dynamics Corp..................  1,680     178,668
           General Electric Co.................... 81,800   2,376,290
           General Mills, Inc.....................  3,000     132,240
           General Motors Corp....................  4,600     245,870
           Genuine Parts Co.......................  1,440      50,213
           Genzyme Corp.--General Division*.......  1,760      33,862
           Georgia Pacific Corp...................  1,880      46,210
           Gillette Co............................  8,680     293,992
           Golden West Financial Corp.............  1,280      88,038
           Goodrich Corp..........................    840      22,949
           Goodyear Tire & Rubber Co..............  1,360      25,446
           Grainger (W.W.), Inc...................    760      38,076
           Great Lakes Chemical Corp..............    400      10,596
           Guidant Corp.*.........................  2,520      76,180
           Halliburton Co.........................  3,600      57,384
           Harley-Davidson, Inc...................  2,480     127,150
           Harrah's Entertainment, Inc.*..........    960      42,576
           Hartford Financial Services Group, Inc.  2,040     121,319
           Hasbro, Inc............................  1,440      19,526
           HCA, Inc...............................  4,240     201,400
           Health Management Associates,
            Inc.--Class A*........................  2,000      40,300
           Healthsouth Corp.*.....................  3,240      41,440
           Heinz (H.J.) Co........................  2,880     118,368
           Hercules, Inc.*........................    880      10,208
           Hershey Foods Corp.....................  1,120      70,000
           Hewlett-Packard Co..................... 24,861     379,876
           Hilton Hotels Corp.....................  3,040      42,256
           Home Depot, Inc........................ 19,400     712,562
           Honeywell International, Inc...........  6,720     236,746
           Household International, Inc...........  3,760     186,872
           Humana, Inc.*..........................  1,400      21,882
           Huntington Bancshares, Inc.............  2,040      39,617
           Illinois Tool Works, Inc...............  2,520     172,116
           Immunex Corp.*.........................  4,560     101,870

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          IMS Health, Inc.........................  2,360 $    42,362
          Inco, Ltd.*.............................  1,480      33,507
          Ingersoll-Rand Co.--Class A.............  1,400      63,924
          Intel Corp.............................. 55,040   1,005,582
          International Business Machines Corp.... 14,080   1,013,761
          International Flavors & Fragrances, Inc.    760      24,692
          International Game Technology*..........    760      43,092
          International Paper Co..................  3,960     172,578
          Interpublic Group of Cos., Inc..........  3,160      78,242
          Intuit, Inc.*...........................  1,760      87,507
          ITT Industries, Inc.....................    760      53,656
          J.P. Morgan Chase & Co.................. 16,400     556,288
          Jabil Circuit, Inc.*....................  1,640      34,620
          JDS Uniphase Corp.*..................... 11,200      29,904
          Jefferson-Pilot Corp....................  1,240      58,280
          JM Smucker Co...........................    140       4,778
          John Hancock Financial Services, Inc....  2,440      85,888
          Johnson & Johnson....................... 24,800   1,296,048
          Johnson Controls, Inc...................    720      58,759
          Jones Apparel Group, Inc.*..............  1,040      39,000
          KB Home.................................    440      22,664
          Kellogg Co..............................  3,360     120,490
          Kerr-McGee Corp.........................    840      44,982
          KeyCorp.................................  3,520      96,096
          KeySpan Corp............................  1,160      43,674
          Kimberly-Clark Corp.....................  4,280     265,360
          Kinder Morgan, Inc......................  1,000      38,020
          King Pharmaceuticals, Inc.*.............  2,040      45,390
          KLA-Tencor Corp.*.......................  1,560      68,624
          Knight Ridder, Inc......................    680      42,806
          Kohls Corp.*............................  2,760     193,421
          Kroger Co.*.............................  6,520     129,748
          Leggett & Platt, Inc....................  1,600      37,440
          Lexmark International Group, Inc.*......  1,080      58,752
          Limited, Inc............................  4,280      91,164
          Lincoln National Corp...................  1,520      63,840
          Linear Technology Corp..................  2,600      81,718
          Liz Claiborne, Inc......................    880      27,984
          Lockheed Martin Corp....................  3,720     258,540
          Loews Corp..............................  1,560      82,664
          Louisiana-Pacific Corp..................    880       9,319
          Lowe's Cos., Inc........................  6,400     290,560
          LSI Logic Corp.*........................  3,040      26,600
          Lucent Technologies, Inc................ 28,200      46,812
          Manor Care, Inc.*.......................    840      19,320
          Marathon Oil Corp.......................  2,560      69,427
          Marriott International, Inc.--Class A...  2,000      76,100
          Marsh & McLennan Cos., Inc..............  2,240     216,384
          Marshall & Ilsley Corp..................  1,760      54,437
          Masco Corp..............................  4,000     108,440
          Mattel, Inc.............................  3,600      75,888
          Maxim Integrated Products, Inc.*........  2,640     101,191
          May Department Stores Co................  2,360      77,715
          Maytag Corp.............................    640      27,296
          MBIA, Inc...............................  1,200      67,836
          MBNA Corp...............................  7,000     231,490
          McDermott International, Inc.*..........    520       4,212
          McDonald's Corp......................... 10,480     298,156
          McGraw-Hill Cos., Inc...................  1,600      95,520
          McKesson Corp...........................  2,360      77,172

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            MeadWestvaco Corp....................  1,652 $    55,441
            MedImmune, Inc.*.....................  2,040      53,856
            Medtronic, Inc....................... 10,000     428,500
            Mellon Financial Corp................  3,640     114,405
            Merck & Co., Inc..................... 18,640     943,930
            Mercury Interactive Corp.*...........    680      15,613
            Meredith Corp........................    400      15,340
            Merrill Lynch & Co., Inc.............  4,576     185,328
            MetLife, Inc.........................  5,800     167,040
            MGIC Investment Corp.................    880      59,664
            Micron Technology, Inc.*.............  4,960     100,291
            Microsoft Corp.*..................... 44,560   2,437,431
            Millipore Corp.......................    400      12,792
            Mirant Corp.*........................  3,320      24,236
            Molex, Inc...........................  1,600      53,648
            Moody's Corp.........................  1,280      63,680
            Morgan Stanley Dean Witter & Co......  9,080     391,166
            Motorola, Inc........................ 18,680     269,366
            Mykrolis Corp.*......................    182       2,149
            Nabors Industries, Ltd.*.............  1,200      42,180
            National City Corp...................  5,000     166,250
            National Semiconductor Corp.*........  1,480      43,172
            Navistar International Corp..........    480      15,360
            NCR Corp.*...........................    800      27,680
            Network Appliance, Inc.*.............  2,760      34,334
            New York Times Co.--Class A..........  1,240      63,860
            Newell Rubbermaid, Inc...............  2,200      77,132
            Newmont Mining Corp..................  3,240      85,309
            Nextel Communications, Inc.--Class A*  6,720      21,571
            NICOR, Inc...........................    360      16,470
            Nike, Inc.--Class B..................  2,200     118,030
            NiSource, Inc........................  1,720      37,548
            Noble Corp.*.........................  1,120      43,232
            Nordstrom, Inc.......................  1,120      25,368
            Norfolk Southern Corp................  3,200      74,816
            Nortel Networks Corp.*............... 31,600      45,820
            Northern Trust Corp..................  1,840      81,070
            Northrop Grumman Corp................    920     115,000
            Novell, Inc.*........................  3,000       9,630
            Novellus Systems, Inc.*..............  1,200      40,800
            Nucor Corp...........................    640      41,625
            NVIDIA Corp.*........................  1,240      21,303
            Occidental Petroleum Corp............  3,080      92,369
            Office Depot, Inc.*..................  2,520      42,336
            Omnicom Group........................  1,520      69,616
            Oracle Corp.*........................ 45,200     428,044
            PACCAR, Inc..........................    960      42,614
            Pactiv Corp.*........................  1,320      31,416
            Pall Corp............................  1,000      20,750
            Palm, Inc.*..........................  4,760       8,378
            Parametric Technology Corp.*.........  2,160       7,731
            Parker Hannifin Corp.................    960      45,878
            Paychex, Inc.........................  3,080      96,373
            Penney (J.C.) Co.....................  2,200      48,444
            Peoples Energy Corp..................    280      10,209
            PeopleSoft, Inc.*....................  2,560      38,093
            PepsiCo, Inc......................... 14,560     701,792
            PerkinElmer, Inc.....................  1,040      11,492
            Pfizer, Inc.......................... 51,400   1,799,000
            PG&E Corp.*..........................  3,200      57,248

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Pharmacia Corp.......................... 10,640 $   398,468
          Phelps Dodge Corp.......................    720      29,664
          Philip Morris Cos., Inc................. 17,600     768,768
          Phillips Petroleum Co...................  3,160     186,061
          Pinnacle West Capital Corp..............    680      26,860
          Pitney Bowes, Inc.......................  2,000      79,440
          Placer Dome, Inc........................  2,720      30,491
          Plum Creek Timber Co., Inc..............  1,520      46,664
          PMC-Sierra, Inc.*.......................  1,360      12,607
          PNC Financial Services Group............  2,320     121,290
          Power-One, Inc.*........................    640       3,981
          PPG Industries, Inc.....................  1,400      86,660
          PPL Corp................................  1,200      39,696
          Praxair, Inc............................  1,360      77,479
          Procter & Gamble Co..................... 10,680     953,724
          Progress Energy, Inc....................  1,840      95,698
          Progressive Corp........................  1,800     104,130
          Providian Financial Corp................  2,360      13,877
          Public Service Enterprise Group, Inc....  1,680      72,744
          Pulte Homes, Inc........................    520      29,890
          QLogic Corp.*...........................    760      28,956
          Qualcomm, Inc.*.........................  6,320     173,737
          Quintiles Transnational Corp.*..........    960      11,990
          Qwest Communications International, Inc. 13,800      38,640
          RadioShack Corp.........................  1,440      43,286
          Rational Software Corp.*................  1,600      13,136
          Raytheon Co.............................  3,280     133,660
          Reebok International, Ltd.*.............    480      14,160
          Regions Financial Corp..................  1,880      66,082
          Reliant Energy, Inc.....................  2,480      41,912
          Robert Half International, Inc.*........  1,440      33,552
          Rockwell Collins, Inc...................  1,520      41,678
          Rockwell International Corp.............  1,520      30,370
          Rohm & Haas Co..........................  1,800      72,882
          Rowan Cos., Inc.........................    760      16,302
          Royal Dutch Petroleum Co.--ADR.......... 17,480     966,120
          Ryder System, Inc.......................    520      14,087
          Sabre Holdings Corp.*...................  1,200      42,960
          SAFECO Corp.............................  1,040      32,126
          Safeway, Inc.*..........................  3,960     115,592
          Sanmina-SCI Corp.*......................  4,320      27,259
          Sara Lee Corp...........................  6,440     132,922
          SBC Communications, Inc................. 27,480     838,140
          Schering-Plough Corp.................... 12,080     297,168
          Schlumberger, Ltd.......................  4,760     221,340
          Schwab (Charles) Corp................... 11,280     126,336
          Scientific-Atlanta, Inc.................  1,280      21,056
          Sealed Air Corp.*.......................    680      27,384
          Sears, Roebuck & Co.....................  2,600     141,180
          Sempra Energy...........................  1,680      37,178
          Sherwin-Williams Co.....................  1,240      37,113
          Siebel Systems, Inc.*...................  3,880      55,174
          Sigma-Aldrich Corp......................    600      30,090
          Simon Property Group, Inc...............  1,440      53,050
          Skyworks Solutions, Inc.*...............    595       3,304
          SLM Corp................................  1,280     124,032
          Snap-on, Inc............................    480      14,251
          Solectron Corp.*........................  6,760      41,574
          Southern Co.............................  5,800     158,920
          SouthTrust Corp.........................  2,840      74,181

               Common Stocks, continued
                                               Shares    Value
                                               ------ -----------
              Southwest Airlines Co...........  6,360 $   102,777
              Sprint Corp. (FON Group)........  7,320      77,665
              Sprint Corp. (PCS Group)*.......  8,160      36,475
              St. Jude Medical, Inc.*.........    720      53,172
              St. Paul Companies, Inc.........  1,720      66,942
              Stanley Works...................    720      29,527
              Staples, Inc.*..................  3,840      75,648
              Starbucks Corp.*................  3,160      78,526
              Starwood Hotels & Resorts
               Worldwide, Inc.................  1,640      53,940
              State Street Corp...............  2,680     119,796
              Stilwell Financial, Inc.........  1,840      33,488
              Stryker Corp....................  1,640      87,756
              Sun Microsystems, Inc.*......... 26,720     133,867
              Sunoco, Inc.....................    640      22,803
              SunTrust Banks, Inc.............  2,360     159,819
              SuperValu, Inc..................  1,080      26,492
              Symbol Technologies, Inc........  1,880      15,980
              Synovus Financial Corp..........  2,440      67,149
              Sysco Corp......................  5,440     148,077
              T. Rowe Price Group, Inc........  1,000      32,880
              Target Corp.....................  7,480     284,988
              TECO Energy, Inc................  1,280      31,680
              Tektronix, Inc.*................    760      14,220
              Tellabs, Inc.*..................  3,400      21,080
              Temple-Inland, Inc..............    440      25,458
              Tenet Healthcare Corp.*.........  2,680     191,754
              Teradyne, Inc.*.................  1,520      35,720
              Texas Instruments, Inc.......... 14,280     338,436
              Textron, Inc....................  1,160      54,404
              The Pepsi Bottling Group, Inc...  2,320      71,456
              Thermo Electron Corp.*..........  1,400      23,100
              Thomas & Betts Corp.............    480       8,928
              Tiffany & Co....................  1,200      42,240
              TJX Cos., Inc...................  4,440      87,068
              TMP Worldwide, Inc.*............    920      19,780
              Torchmark Corp..................  1,000      38,200
              Toys R Us, Inc.*................  1,720      30,048
              Transocean Sedco Forex, Inc.....  2,640      82,236
              Tribune Co......................  2,480     107,880
              TRW, Inc........................  1,040      59,259
              Tupperware Corp.................    480       9,979
              TXU Corp........................  2,200     113,410
              Tyco International, Ltd......... 16,440     222,104
              U.S. Bancorp.................... 15,720     367,062
              Unilever NV--ADR................  4,720     305,856
              Union Pacific Corp..............  2,080     131,622
              Union Planters Corp.............  1,680      54,382
              Unisys Corp.*...................  2,640      23,760
              United States Steel Corp........    840      16,708
              United Technologies Corp........  3,880     263,452
              UnitedHealth Group, Inc.........  2,520     230,706
              Univision Communications, Inc.--
               Class A*.......................  1,880      59,032
              Unocal Corp.....................  2,000      73,880
              UnumProvident Corp..............  2,000      50,900
              UST, Inc........................  1,400      47,600
              Veritas Software Corp.*.........  3,360      66,494
              Verizon Communications, Inc..... 22,400     899,360
              VF Corp.........................    920      36,073

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
             (Unaudited)                            June 30, 2002

              Common Stocks, continued
                                               Shares      Value
                                              --------- -----------
             Viacom, Inc.--Class B*..........  14,560   $   646,027
             Visteon Corp....................   1,080        15,336
             Vitesse Semiconductor Corp.*....   1,640         5,100
             Vulcan Materials Co.............     840        36,792
             Wachovia Corp...................  11,280       430,670
             Wal-Mart Stores, Inc............  36,600     2,013,367
             Walgreen Co.....................   8,440       326,037
             Walt Disney Co..................  16,800       317,520
             Washington Mutual, Inc..........   8,000       296,880
             Waste Management, Inc...........   5,080       132,334
             Waters Corp.*...................   1,080        28,836
             Watson Pharmaceuticals, Inc.*...     880        22,238
             Wellpoint Health Networks, Inc.*   1,200        93,372
             Wells Fargo & Co................  14,080       704,845
             Wendy's International, Inc......     960        38,237
             Weyerhaeuser Co.................   1,800       114,930
             Whirlpool Corp..................     560        36,602
             Williams Cos., Inc..............   4,240        25,398
             Winn-Dixie Stores, Inc..........   1,160        18,084
             Worthington Industries, Inc.....     720        13,032
             Wrigley (WM.) JR Co.............   1,840       101,844
             Wyeth...........................  10,920       559,104
             Xcel Energy, Inc................   3,240        54,335
             Xerox Corp......................   5,920        41,262
             Xilinx, Inc.*...................   2,760        61,907
             XL Capital, Ltd.--Class A.......   1,120        94,864
             Yahoo!, Inc.*...................   4,920        72,619
             YUM! Brands, Inc.*..............   2,440        71,370
             Zimmer Holdings, Inc.*..........   1,600        57,056
             Zions Bancorp...................     760        39,596
                                                        -----------
             TOTAL COMMON STOCKS.............            74,612,056
                                                        -----------
              Options Purchased (5.0%)
                                              Contracts
                                              ---------
             S&P 500 Call Option expiring
              August 2002 @ $650.............      48     4,080,000
                                                        -----------
             TOTAL OPTIONS PURCHASED.........             4,080,000
                                                        -----------

        Federal Home Loan Bank (0.8%)
                                                   Principal
                                                    Amount      Value
                                                   --------- -----------
       Federal Home Loan Bank,
        1.35%, 07/01/02........................... $660,000  $   659,926
                                                             -----------
       TOTAL FEDERAL HOME LOAN BANK...............               659,926
                                                             -----------
       TOTAL INVESTMENTS
        (Cost $74,943,859)/(a)/--96.6%............            79,351,982
       Other assets in excess of liabilities--3.4%             2,819,573
                                                             -----------
       NET ASSETS--100.0%.........................           $82,171,555
                                                             ===========
        Futures Contracts Sold
                                                              Unrealized
                                                   Contracts     Gain
                                                   --------- -----------
       E-mini S&P 500 Future Contract expiring
        September 2002 (Underlying face
        amount at value $ 99,000).................    2      $     2,330
        Futures Contracts Purchased
                                                              Unrealized
                                                   Contracts     Loss
                                                   --------- -----------
       S&P 500 Future Contract expiring
        September 2002 (Underlying face
        amount at value $ 78,457,500).............   317     $  (939,460)

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $ 6,392,247
                    Unrealized depreciation....  (1,984,124)
                                                -----------
                    Net unrealized appreciation $ 4,408,123
                                                ===========

ADR--American Depositary Receipt.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
             (Unaudited)                            June 30, 2002


The UltraBull ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.6%
                     Agriculture...................... 1.0%
                     Airlines......................... 0.2%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.7%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 7.5%
                     Beverages........................ 2.9%
                     Biotechnology.................... 0.7%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.5%
                     Commercial Services.............. 0.9%
                     Computers........................ 3.3%
                     Cosmetics/Personal Care.......... 2.3%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 5.5%
                     Electric......................... 2.6%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.5%
                     Engineering & Construction....... 0.0%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 2.2%
                     Forest & Paper Products.......... 0.5%
                     Health Care...................... 4.1%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products............... 0.4%
                     Insurance........................ 4.4%
                     Internet......................... 0.3%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.3%
                     Machinery & Equipment............ 0.5%
                     Manufacturing.................... 4.7%
                     Media............................ 3.0%
                     Metals........................... 0.0%
                     Mining........................... 0.7%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 7.0%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 7.3%
                     Pipelines........................ 0.1%
                     Real Estate Investment Trust..... 0.3%
                     Retail........................... 7.2%
                     Semiconductors................... 3.0%
                     Software......................... 4.7%
                     Telecommunications............... 5.6%
                     Textiles......................... 0.1%
                     Toys/Games/Hobbies............... 0.1%
                     Transportation................... 0.6%
                     Trucking & Leasing............... 0.0%
                     Other............................ 2.4%

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $74,943,859)........... $  79,351,982
        Segregated cash with broker........................     3,084,481
        Dividends and interest receivable..................        64,424
        Deferred organization costs........................         1,084
        Prepaid expenses...................................         3,465
                                                            -------------
         Total Assets......................................    82,505,436
                                                            -------------
      Liabilities:
        Variation margin on futures contracts..............       186,535
        Advisory fees payable..............................        31,470
        Administration fees payable........................         2,539
        Distribution and service fees payable--
         Service Class.....................................       104,267
        Other accrued expenses.............................         9,070
                                                            -------------
         Total Liabilities.................................       333,881
                                                            -------------
      Net Assets........................................... $  82,171,555
                                                            =============
      Net Assets consist of:
        Capital............................................   226,001,501
        Accumulated net investment loss....................      (314,391)
        Accumulated net realized losses on investments
         and futures contracts.............................  (146,986,548)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................     3,470,993
                                                            -------------
      Net Assets........................................... $  82,171,555
                                                            =============
      Investor Class:
        Net Assets......................................... $  57,414,595
        Shares of Beneficial Interest Outstanding..........     1,391,615
        Net Asset Value (offering and redemption price per
         share)............................................ $       41.26
                                                            =============
      Service Class:
        Net Assets......................................... $  24,756,960
        Shares of Beneficial Interest Outstanding..........       625,570
        Net Asset Value (offering and redemption price per
         share)............................................ $       39.58
                                                            =============

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................ $    452,953
       Interest.............................................       10,969
                                                             ------------
        Total Income........................................      463,922
                                                             ------------
     Expenses:
       Advisory fees........................................      269,793
       Management services fees.............................       53,959
       Administration fees..................................       17,195
       Distribution and service fees--Service Class.........       75,561
       Transfer agent fees..................................      125,130
       Registration and filing fees.........................       70,135
       Custody fees.........................................       82,778
       Fund accounting fees.................................       30,442
       Other fees...........................................       63,766
                                                             ------------
        Total Expenses before waivers.......................      788,759
        Less Expenses waived by the Investment Advisor......      (10,326)
                                                             ------------
        Total Expenses......................................      778,433
                                                             ------------
     Net Investment Loss....................................     (314,511)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments...................  (50,517,524)
       Net realized gains on futures contracts..............   33,231,908
       Net change in unrealized appreciation/(depreciation)
        on investments and futures contracts................   (7,970,644)
                                                             ------------
        Net realized and unrealized losses on investments
         and futures contracts..............................  (25,256,260)
                                                             ------------
     Change in Net Assets Resulting from Operations......... $(25,570,771)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Statements of Changes in Net Assets
                                                                                                 For the           For the
                                                                                             six months ended    year ended
                                                                                              June 30, 2002   December 31, 2001
                                                                                             ---------------- -----------------
                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.......................................................................  $    (314,511)   $      (653,127)
  Net realized losses on investments........................................................    (50,517,524)      (137,983,289)
  Net realized gains on futures contracts...................................................     33,231,908         99,128,564
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.     (7,970,644)        (2,314,256)
                                                                                              -------------    ---------------
  Change in net assets resulting from operations............................................    (25,570,771)       (41,822,108)
                                                                                              -------------    ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................    818,553,907      2,352,531,648
   Service Class............................................................................    302,213,832        855,588,347
  Cost of shares redeemed
   Investor Class...........................................................................   (802,176,298)    (2,339,315,931)
   Service Class............................................................................   (279,433,731)      (870,660,244)
                                                                                              -------------    ---------------
  Change in net assets resulting from capital transactions..................................     39,157,710         (1,856,180)
                                                                                              -------------    ---------------
  Change in net assets......................................................................     13,586,939        (43,678,288)
Net Assets:
  Beginning of period.......................................................................     68,584,616        112,262,904
                                                                                              -------------    ---------------
  End of period.............................................................................  $  82,171,555    $    68,584,616
                                                                                              =============    ===============
Share Transactions:
  Issued
   Investor Class...........................................................................     15,579,969        153,239,939
   Service Class............................................................................      5,925,763         54,431,356
  Redeemed
   Investor Class...........................................................................    (15,253,643)      (156,938,575)
   Service Class............................................................................     (5,438,465)       (56,235,997)
                                                                                              -------------    ---------------
  Change in shares..........................................................................        813,624         (5,503,277)
                                                                                              =============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights
Selected data for a
share of beneficial
interest outstanding
throughout the periods
indicated.

                                                                 Investor Class/(a)/
                     --------------------------------------------------------------------------------------
                          For the             For the           For the        For the         For the
                      six months ended       year ended        year ended     year ended      year ended
                          June 30,          December 31,      December 31,   December 31,    December 31,
                            2002                2001              2000           1999            1998
                     ----------------     ------------      ------------     ------------  ------------
                        (Unaudited)
Net Asset Value,
 Beginning of Period   $     57.22        $     84.30       $    118.35      $      91.80  $     64.30
                       -----------        -----------       -----------      ------------  -----------
Investment
 Activities:
 Net investment
   income/ (loss)...         (0.17)/(c)/        (0.28)/(c)/       0.50 /(c)/         1.75         1.95/(c)/
 Net realized and
   unrealized
   gains/(losses)
   on investments
   and futures
   contracts........        (15.79)            (26.80)           (34.00)            25.40        25.65
                       -----------        -----------       -----------      ------------  -----------
 Total
   income/(loss)
   from investment
   activities.......        (15.96)            (27.08)           (33.50)            27.15        27.60
                       -----------        -----------       -----------      ------------  -----------
Distributions to
 Shareholders From:
 Net investment
   income...........            --                 --             (0.55)            (0.60)       (0.05)
 Net realized gains
   on investments
   and futures
   contracts........            --                 --                --                --        (0.05)
                       -----------        -----------       -----------      ------------  -----------
 Total distributions            --                 --             (0.55)            (0.60)       (0.10)
                       -----------        -----------       -----------      ------------  -----------
Net Asset Value,
 End of Period......   $     41.26        $     57.22       $     84.30      $     118.35  $     91.80
                       ===========        ===========       ===========      ============  ===========
Total Return........        (27.89)%/(d)/      (32.12)%          (28.33)%           29.56%       42.95%
Ratios/Supplemental
 Data:
Net assets, end of
 period.............   $57,414,595        $60,955,654       $80,339,625      $155,987,050  $90,854,397
Ratio of expenses
 to average net
 assets.............          1.95%/(e)/         1.93%             1.44%             1.34%        1.50%
Ratio of net
 investment income/
 (loss) to average
 net assets.........         (0.66)%/(e)/       (0.43)%            0.49%             1.99%        2.43%
Ratio of expenses
 to average net
 assets*............          1.98%/(e)/         1.93%             1.44%             1.36%        1.70%
Portfolio
 turnover/(f)/......           885%              1377%             1111%              764%          --

 Financial Highlights
Selected data for a
share of beneficial
interest outstanding
throughout the periods
indicated.



                        For the period
                     November 28, 1997/(b)/
                            through
                       December 31, 1997
                     ---------------------

Net Asset Value,
 Beginning of Period      $    62.50
                          ----------
Investment
 Activities:
 Net investment
   income/ (loss)...            0.05
 Net realized and
   unrealized
   gains/(losses)
   on investments
   and futures
   contracts........            1.75
                          ----------
 Total
   income/(loss)
   from investment
   activities.......            1.80
                          ----------
Distributions to
 Shareholders From:
 Net investment
   income...........              --
 Net realized gains
   on investments
   and futures
   contracts........              --
                          ----------
 Total distributions              --
                          ----------
Net Asset Value,
 End of Period......      $    64.30
                          ==========
Total Return........            2.90%/(d)/
Ratios/Supplemental
 Data:
Net assets, end of
 period.............      $6,043,740
Ratio of expenses
 to average net
 assets.............            1.33%/(e)/
Ratio of net
 investment income/
 (loss) to average
 net assets.........            2.26%/(e)/
Ratio of expenses
 to average net
 assets*............           12.69%/(e)/
Portfolio
 turnover/(f)/......              --

------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
/(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                               Service Class/(a)/
                                  --------------------------------------------------------------------------------------
                                       For the             For the           For the         For the        For the
                                   six months ended       year ended        year ended      year ended     year ended
                                       June 30,          December 31,      December 31,    December 31,   December 31,
                                         2002                2001              2000            1999           1998
                                  ----------------     ------------      ------------      ------------ ------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period..........................   $     55.17         $    82.15       $    116.35       $     90.95  $     64.30
                                    -----------         ----------       -----------       -----------  -----------
Investment Activities:
  Net investment income/(loss)...         (0.42)/(c)/        (0.88)/(c)/       (0.55)/(c)/        0.40         1.20/(c)/
  Net realized and unrealized
   gains/(losses) on investments
   and futures contracts.........        (15.17)            (26.10)           (33.30)            25.45        25.50
                                    -----------         ----------       -----------       -----------  -----------
  Total income/(loss) from
   investment activities.........        (15.59)            (26.98)           (33.85)            25.85        26.70
                                    -----------         ----------       -----------       -----------  -----------
Distributions to Shareholders
 From:
  Net investment income..........            --                 --                --                --           --/(d)/
  Net realized gains on
   investments and futures
   contracts.....................            --                 --             (0.35)            (0.45)       (0.05)
                                    -----------         ----------       -----------       -----------  -----------
  Total distributions............            --                 --             (0.35)            (0.45)       (0.05)
                                    -----------         ----------       -----------       -----------  -----------
Net Asset Value, End of Period...   $     39.58         $    55.17       $     82.15       $    116.35  $     90.95
                                    ===========         ==========       ===========       ===========  ===========
Total Return.....................        (28.26)%/(e)/      (32.84)%          (29.12)%           28.42%       41.48%
Ratios/Supplemental Data:
Net assets, end of period........   $24,756,960         $7,628,962       $31,923,279       $70,219,680  $10,991,484
Ratio of expenses to average net
 assets..........................          2.95%/(f)/         2.87%             2.43%             2.34%        2.39%
Ratio of net investment income/
 (loss) to average net assets....         (1.66)%/(f)/       (1.35)%           (0.54)%            0.79%        1.53%
Ratio of expenses to average net
 assets*.........................          2.98%/(f)/         2.87%             2.43%             2.36%        2.84%
Portfolio turnover/(g)/..........           885%              1377%             1111%              764%          --

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                     For the period
                                  November 28, 1997/(b)/
                                         through
                                    December 31, 1997
                                  ---------------------

Net Asset Value, Beginning of
 Period..........................      $    62.50
                                       ----------
Investment Activities:
  Net investment income/(loss)...            0.05
  Net realized and unrealized
   gains/(losses) on investments
   and futures contracts.........            1.75
                                       ----------
  Total income/(loss) from
   investment activities.........            1.80
                                       ----------
Distributions to Shareholders
 From:
  Net investment income..........              --
  Net realized gains on
   investments and futures
   contracts.....................              --
                                       ----------
  Total distributions............              --
                                       ----------
Net Asset Value, End of Period...      $    64.30
                                       ==========
Total Return.....................            2.90%/(e)/
Ratios/Supplemental Data:
Net assets, end of period........      $2,394,297
Ratio of expenses to average net
 assets..........................            1.33%/(f)/
Ratio of net investment income/
 (loss) to average net assets....            1.69%/(f)/
Ratio of expenses to average net
 assets*.........................           13.69%/(f)/
Portfolio turnover/(g)/..........              --

------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
/(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Amount is less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraDow 30 ProFund                      Investments
             (Unaudited)                            June 30, 2002

          Common Stocks (93.8%)
                                                     Shares   Value
                                                     ------ ----------
         3M Co...................................... 2,948  $  362,604
         Alcoa, Inc................................. 2,948      97,726
         American Express Co........................ 2,948     107,071
         AT&T Corp.................................. 2,948      31,544
         Boeing Co.................................. 2,948     132,660
         Caterpillar, Inc........................... 2,948     144,305
         Citigroup, Inc............................. 2,948     114,235
         Coca-Cola Co............................... 2,948     165,088
         Du Pont (E.I.) de Nemours.................. 2,948     130,891
         Eastman Kodak Co........................... 2,948      85,993
         Exxon Mobil Corp........................... 2,948     120,632
         General Electric Co........................ 2,948      85,639
         General Motors Corp........................ 2,948     157,571
         Hewlett-Packard Co......................... 2,948      45,045
         Home Depot, Inc............................ 2,948     108,280
         Honeywell International, Inc............... 2,948     103,859
         Intel Corp................................. 2,948      53,860
         International Business Machines Corp....... 2,948     212,256
         International Paper Co..................... 2,948     128,474
         J.P. Morgan Chase & Co..................... 2,948      99,996
         Johnson & Johnson.......................... 2,948     154,062
         McDonald's Corp............................ 2,948      83,871
         Merck & Co., Inc........................... 2,948     149,287
         Microsoft Corp.*........................... 2,948     161,256
         Philip Morris Cos., Inc.................... 2,948     128,769
         Procter & Gamble Co........................ 2,948     263,256
         SBC Communications, Inc.................... 2,948      89,914
         United Technologies Corp................... 2,948     200,169
         Wal-Mart Stores, Inc....................... 2,948     162,169
         Walt Disney Co............................. 2,948      55,717
                                                            ----------
         TOTAL COMMON STOCKS........................         3,936,199
                                                            ----------
         TOTAL INVESTMENTS
          (Cost $3,952,628)/(a)/--93.8%.............         3,936,199
         Other assets in excess of liabilities--6.2%           258,817
                                                            ----------
         NET ASSETS--100.0%.........................        $4,195,016
                                                            ==========

          Futures Contracts Purchased
                                                             Unrealized
                                                   Contracts    Loss
                                                   --------- ----------
         E-mini Dow Jones Future Contract expiring
          September 2002 (Underlying face
          amount at value $55,500)................     3      $(1,721)

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 31,570
                     Unrealized depreciation....  (47,999)
                                                 --------
                     Net unrealized depreciation $(16,429)
                                                 ========

The UltraDow 30 ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                      Aerospace/Defense............. 7.9%
                      Agriculture................... 3.1%
                      Auto Manufacturers............ 3.8%
                      Banks......................... 2.4%
                      Beverages..................... 3.9%
                      Chemicals..................... 3.1%
                      Computers..................... 6.1%
                      Cosmetics/Personal Care....... 6.3%
                      Diversified Financial Services 5.3%
                      Forest & Paper Products....... 3.1%
                      Health Care................... 3.7%
                      Machinery & Equipment......... 3.4%
                      Manufacturing................. 6.6%
                      Media......................... 1.3%
                      Mining........................ 2.3%
                      Miscellaneous Manufacturing... 8.6%
                      Oil & Gas..................... 2.9%
                      Pharmaceuticals............... 3.6%
                      Retail........................ 8.4%
                      Semiconductors................ 1.3%
                      Software...................... 3.8%
                      Telecommunications............ 2.9%
                      Other......................... 6.2%

              See accompanying notes to the financial statements.

PROFUNDS
UltraDow 30 ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $3,952,628)............    $3,936,199
        Cash...............................................       273,406
        Dividends and interest receivable..................           402
                                                               ----------
         Total Assets......................................     4,210,007
                                                               ----------
      Liabilities:
        Unrealized depreciation on swap contracts..........        13,621
        Variation margin on futures contracts..............            84
        Advisory fees payable..............................           653
        Management services fees payable...................           131
        Distribution and service fees payable--
         Service Class.....................................            15
        Other accrued expenses.............................           487
                                                               ----------
         Total Liabilities.................................        14,991
                                                               ----------
      Net Assets...........................................    $4,195,016
                                                               ==========
      Net Assets consist of:
        Capital............................................    $4,370,945
        Accumulated net investment loss....................          (731)
        Accumulated net realized losses on investments,
         futures contracts and swap contracts..............      (143,427)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................       (31,771)
                                                               ----------
      Net Assets...........................................    $4,195,016
                                                               ==========
      Investor Shares:
        Net Assets.........................................    $4,144,383
        Shares of Beneficial Interest Outstanding..........       153,580
        Net Asset Value (offering and redemption price per
         share)............................................    $    26.99
                                                               ==========
      Service Shares:
        Net Assets.........................................    $   50,633
        Shares of Beneficial Interest Outstanding..........         1,875
        Net Asset Value (offering and redemption price per
         share)............................................    $    27.00
                                                               ==========

      Statement of Operations
                   For the period June 3, 2002/(a)/ through June 30, 2002
     Investment Income:
       Dividends............................................... $     409
       Interest................................................       146
                                                                ---------
        Total Income...........................................       555
                                                                ---------
     Expenses:
       Advisory fees...........................................       653
       Management services fees................................       131
       Administration fees.....................................        10
       Distribution and service fees--Service Class............        15
       Transfer agent fees.....................................        29
       Registration and filing fees............................       362
       Custody fees............................................        56
       Fund accounting fees....................................         5
       Other fees..............................................        25
                                                                ---------
        Total Expenses.........................................     1,286
                                                                ---------
     Net Investment Loss.......................................      (731)
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments and swap contracts...  (142,563)
       Net realized losses on futures contracts................      (864)
       Net change in unrealized appreciation/(depreciation) on
        investments, futures contracts and swap contracts......   (31,771)
                                                                ---------
        Net realized and unrealized losses on investments,
         futures contracts and swap contracts..................  (175,198)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(175,929)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
UltraDow 30 ProFund

 Statement of Changes in Net Assets
                                                                                                              For the period
                                                                                                             June 3, 2002/(a)/
                                                                                                                 through
                                                                                                              June 30, 2002
                                                                                                             ----------------
                                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.......................................................................................   $      (731)
  Net realized losses on investments and swap contracts.....................................................      (142,563)
  Net realized losses on futures contracts..................................................................          (864)
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts.       (31,771)
                                                                                                               -----------
  Change in net assets resulting from operations............................................................      (175,929)
                                                                                                               -----------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................................    10,316,141
   Service Class............................................................................................        60,855
  Cost of shares redeemed
   Investor Class...........................................................................................    (5,997,968)
   Service Class............................................................................................        (8,083)
                                                                                                               -----------
  Change in net assets resulting from capital transactions..................................................     4,370,945
                                                                                                               -----------
  Change in net assets......................................................................................     4,195,016
Net Assets:
  Beginning of period.......................................................................................            --
                                                                                                               -----------
  End of period.............................................................................................   $ 4,195,016
                                                                                                               ===========
Share Transactions:
  Issued
   Investor Class...........................................................................................       361,283
   Service Class............................................................................................         2,157
  Redeemed
   Investor Class...........................................................................................      (207,703)
   Service Class............................................................................................          (282)
                                                                                                               -----------
  Change in shares..........................................................................................       155,455
                                                                                                               ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
UltraDow 30 ProFund
(Unaudited)

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                            Investor Class
                                                                                           ----------------
                                                                                            For the period
                                                                                           June 3, 2002/(a)/
                                                                                               through
                                                                                            June 30, 2002
                                                                                           ----------------
Net Asset Value, Beginning of Period......................................................    $    30.00
                                                                                              ----------
Investment Activities:
  Net investment loss.....................................................................         (0.02)/(b)/
  Net realized and unrealized losses on investments, futures contracts and swap contracts.         (2.99)
                                                                                              ----------
  Total loss from investment activities...................................................         (3.01)
                                                                                              ----------
Net Asset Value, End of Period............................................................    $    26.99
                                                                                              ==========
Total Return..............................................................................        (10.03)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.................................................................    $4,144,383/(d)/
Ratio of expenses to average net assets...................................................          1.46%/(d)/
Ratio of net investment loss to average net assets........................................         (2.30)%/(d)/
Portfolio turnover/(e)/...................................................................           370%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                            Service Class
                                                                                           ----------------
                                                                                            For the period
                                                                                           June 3, 2002/(a)/
                                                                                               through
                                                                                            June 30, 2002
                                                                                           ----------------
Net Asset Value, Beginning of Period......................................................     $ 30.00
                                                                                               -------
Investment Activities:
  Net investment loss.....................................................................       (0.02)/(b)/
  Net realized and unrealized losses on investments, futures contracts and swap contracts.       (2.98)
                                                                                               -------
  Total loss from investment activities...................................................       (3.00)
                                                                                               -------
Net Asset Value, End of Period............................................................     $ 27.00
                                                                                               =======
Total Return..............................................................................      (10.00)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.................................................................     $50,633/(d)/
Ratio of expenses to average net assets...................................................        2.46%/(d)/
Ratio of net investment loss to average net assets........................................       (2.33)%/(d)/
Portfolio turnover/(e)/...................................................................         370%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
             (Unaudited)                            June 30, 2002

    Common Stocks (82.5%)
                                                      Shares      Value
                                                      ------ ---------------
   3Com Corp.*....................................... 16,948     $    74,571
   99 Cents Only Stores*.............................  3,122          80,079
   Abercrombie & Fitch Co.--Class A*.................  4,906         118,333
   Activision, Inc.*.................................  3,122          90,725
   Acxiom Corp.*.....................................  4,014          70,205
   ADTRAN, Inc.*.....................................  1,784          33,894
   Advanced Fibre Communications, Inc.*..............  4,014          66,392
   AdvancePCS*.......................................  4,460         106,772
   Advent Software, Inc.*............................  1,784          45,849
   Affiliated Computer Services, Inc.-- Class A*.....  6,244         296,465
   AGCO Corp.........................................  3,568          69,576
   AGL Resources, Inc................................  2,676          62,083
   Airborne, Inc.....................................  2,230          42,816
   Airgas, Inc.*.....................................  3,122          54,011
   AK Steel Holding Corp.............................  5,352          68,559
   Alaska Air Group, Inc.*...........................  1,338          34,922
   Albany International Corp.--Class A...............  1,338          36,006
   Albemarle Corp....................................  1,784          54,858
   Alexander & Baldwin, Inc..........................  1,784          45,546
   ALLETE, Inc.......................................  4,014         108,779
   Alliant Energy Corp...............................  4,460         114,622
   Allmerica Financial Corp..........................  2,676         123,631
   American Eagle Outfitters, Inc.*..................  3,568          75,428
   American Financial Group, Inc.....................  3,122          74,616
   American Water Works Co., Inc.....................  4,906         211,988
   AmeriCredit Corp.*................................  4,014         112,593
   Amerus Group Co...................................  1,784          66,186
   Ametek, Inc.......................................  1,784          66,454
   Apogent Technologies, Inc.*.......................  4,906         100,916
   Apria Healthcare Group, Inc.*.....................  2,676          59,942
   Aquilla, Inc......................................  6,690          53,520
   Arch Coal, Inc....................................  2,676          60,772
   Arrow Electronics, Inc.*..........................  4,906         101,800
   Arthur J. Gallagher & Co..........................  4,014         139,085
   ArvinMeritor, Inc.................................  3,122          74,928
   Ascential Software Corp.*......................... 12,042          33,597
   Associated Banc-Corp..............................  3,568         134,549
   Astoria Financial Corp............................  4,460         142,943
   Atlas Air, Inc.*..................................  1,784           6,601
   Atmel Corp.*...................................... 22,300         139,598
   Avnet, Inc........................................  5,798         127,498
   Avocent Corp*.....................................  2,230          35,502
   Bandag, Inc.......................................    892          25,261
   Bank of Hawaii Corp...............................  3,568          99,904
   Banknorth Group, Inc..............................  7,136         185,679
   Banta Corp........................................  1,338          48,034
   Barnes & Noble, Inc.*.............................  3,122          82,514
   Barr Laboratories, Inc.*..........................  2,230         141,672
   Beckman Coulter, Inc..............................  3,122         155,788
   Belo (A.H.) Corp.--Class A........................  5,352         121,009
   BJ's Wholesale Club, Inc.*........................  3,568         137,368
   Black Hills Corp..................................  1,338          46,308
   Blyth, Inc........................................  2,230          69,621
   Bob Evans Farms, Inc..............................  1,784          56,160
   Borders Group, Inc.*..............................  4,014          73,858
   BorgWarner, Inc...................................  1,338          77,283
   Bowater, Inc......................................  2,676         145,493
   Brinker International, Inc.*......................  4,460         141,605
   Broadwing, Inc.*.................................. 10,258          26,671

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     C.H. Robinson Worldwide, Inc......................  4,014 $   134,589
     Cabot Corp........................................  3,122      89,445
     Cabot Microelectronics Corp.*.....................  1,338      57,748
     Cadence Design Systems, Inc.*..................... 12,042     194,117
     Callaway Golf Co..................................  3,568      56,517
     Carlisle Companies, Inc...........................  1,338      60,183
     Carpenter Technology Corp.........................    892      25,699
     Catalina Marketing Corp.*.........................  2,676      75,517
     CBRL Group, Inc...................................  2,676      81,672
     CDW Computer Centers, Inc.*.......................  4,014     187,895
     Ceridian Corp.*...................................  7,136     135,441
     Certegy, Inc.*....................................  3,122     115,857
     CheckFree Holdings Corp.*.........................  3,568      55,804
     Choicepoint, Inc.*................................  4,014     182,517
     Church & Dwight, Inc..............................  1,784      55,893
     Cirrus Logic, Inc.*...............................  4,014      30,065
     City National Corp................................  2,230     119,863
     Claire's Stores, Inc..............................  2,230      51,067
     Clayton Homes, Inc................................  6,690     105,702
     CLECO Corp........................................  2,230      48,837
     CNF, Inc..........................................  2,230      84,695
     Coach, Inc.*......................................  2,230     122,427
     Colonial BancGroup, Inc...........................  5,798      86,970
     Commerce Bancorp, Inc.............................  3,122     137,992
     Commscope, Inc.*..................................  3,122      39,025
     Compass Bancshares, Inc...........................  6,244     209,798
     Conectiv, Inc.....................................  4,014     103,601
     Constellation Brands, Inc.*.......................  4,460     142,720
     Cooper Cameron Corp.*.............................  2,676     129,572
     Copart, Inc.*.....................................  4,460      72,386
     Covance, Inc.*....................................  3,122      58,538
     Credence Systems Corp.*...........................  2,676      47,553
     Cree Research, Inc.*..............................  3,568      47,205
     Crompton Corp.....................................  5,352      68,238
     CSG Systems International, Inc.*..................  2,676      51,219
     Cypress Semiconductor Corp.*......................  5,798      88,014
     Cytec Industries, Inc.*...........................  1,784      56,089
     CYTYC Corp.*......................................  5,798      44,181
     D.R. Horton, Inc..................................  7,136     185,750
     Dean Foods Co.*...................................  4,460     166,358
     DENTSPLY International, Inc.......................  3,568     131,695
     DeVRY, Inc.*......................................  3,122      71,306
     Dial Corp.........................................  4,460      89,289
     Diebold, Inc......................................  3,568     132,872
     Dole Food Co., Inc................................  2,676      77,203
     Dollar Tree Stores, Inc.*.........................  5,352     210,922
     Donaldson Company, Inc............................  2,230      78,139
     DPL, Inc..........................................  6,244     165,154
     DQE, Inc..........................................  2,676      37,464
     Dreyer's Grand Ice Cream, Inc.....................  1,784     122,382
     DST Systems, Inc.*................................  5,798     265,027
     Dun & Bradstreet Corp.*...........................  3,568     117,922
     Dycom Industries, Inc.*...........................  2,230      26,069
     Eaton Vance Corp..................................  3,122      97,406
     Education Management Corp.*.......................  1,784      72,662
     Edwards (A.G.), Inc...............................  4,014     156,025
     Edwards Lifesciences Corp.*.......................  2,676      62,083
     EGL, Inc.*........................................  2,230      37,821
     Electronic Arts, Inc.*............................  6,690     441,874
     Emmis Communications Corp.*.......................  2,676      56,704

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
             (Unaudited)                            June 30, 2002

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Energizer Holdings, Inc.*.........................  4,460 $   122,293
     Energy East Corp..................................  5,352     120,955
     Ensco International, Inc..........................  6,244     170,211
     Entercom Communications Corp.*....................  2,230     102,357
     Equitable Resources, Inc..........................  3,122     107,084
     ETRADE Group, Inc.*............................... 16,948      92,535
     Everest Re Group, Ltd.............................  2,230     124,769
     Expeditors International of Washington, Inc.......  5,352     177,472
     Express Scripts, Inc.--Class A*...................  4,014     201,142
     Extended Stay America, Inc.*......................  4,460      72,341
     Fairchild Semiconductor International, Inc.*......  5,352     130,054
     Fastenal Co.......................................  3,568     137,403
     Federal Signal Corp...............................  2,230      53,520
     FEI Co.*..........................................  1,338      32,794
     Ferro Corp........................................  1,784      53,788
     Fidelity National Financial, Inc..................  4,460     140,936
     First Health Group Corp.*.........................  4,906     137,565
     First Virginia Banks, Inc.........................  2,230     119,573
     FirstMerit Corp...................................  4,014     110,706
     Flowserve Corp.*..................................  2,676      79,745
     FMC Corp.*........................................  1,784      53,823
     FMC Technologies, Inc.*...........................  3,122      64,813
     Forest Oil Corp.*.................................  2,230      63,399
     Fuller (H. B.) Co.................................  1,338      39,190
     Furniture Brands International, Inc.*.............  2,676      80,949
     Gartner Group, Inc.--Class B*.....................  4,014      37,732
     GATX Corp.........................................  2,230      67,123
     Gentex Corp.*.....................................  3,568      98,013
     Gilead Sciences, Inc.*............................  9,366     307,953
     Glatfelter (P.H.) Co..............................  2,230      41,924
     Golden State Bancorp, Inc.........................  6,690     242,513
     GrafTech International, Ltd.*.....................  2,676      32,915
     Granite Construction, Inc.........................  1,784      45,135
     Grant Prideco, Inc.*..............................  5,352      72,787
     Great Plains Energy, Inc..........................  3,122      63,533
     Greater Bay Bancorp...............................  2,230      68,595
     GreenPoint Financial Corp.........................  4,906     240,885
     GTECH Holdings Corp.*.............................  2,676      68,345
     Hanover Compressor Co.*...........................  3,122      42,147
     Harris Corp.......................................  3,122     113,141
     Harsco Corp.......................................  1,784      66,900
     Harte-Hanks, Inc..................................  4,971     102,154
     Hawaiian Electric Industries, Inc.................  1,784      75,909
     HCC Insurance Holdings, Inc.......................  3,122      82,265
     Health Net, Inc.*.................................  5,798     155,212
     Helmerich & Payne, Inc............................  2,230      79,656
     Henry (Jack) & Associates, Inc....................  4,460      74,437
     Henry Schein, Inc.*...............................  2,230      99,235
     Herman Miller, Inc................................  3,568      72,430
     Hibernia Corp.....................................  7,582     150,048
     Hillenbrand Industries, Inc.......................  3,122     175,300
     Hispanic Broadcasting Corp.--Class A*.............  5,352     139,687
     HON Industries, Inc...............................  2,676      72,841
     Horace Mann Educators Corp........................  1,784      33,307
     Hormel Foods Corp.................................  6,690     160,159
     Hospitality Properties Trust......................  3,122     113,953
     Hubbell, Inc.--Class B............................  2,676      91,386
     ICN Pharmaceuticals, Inc..........................  4,014      97,179
     IDACORP, Inc......................................  1,784      49,417

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     IDEC Pharmaceuticals Corp.*.......................  7,136 $   252,971
     Imation Corp.*....................................  1,784      53,092
     IMC Global, Inc...................................  5,352      66,900
     Incyte Genomics, Inc.*............................  3,122      22,697
     Independence Community Bank Corp..................  2,676      76,881
     IndyMac Bancorp, Inc.*............................  2,676      60,692
     InFocus Corp.*....................................  1,784      21,016
     Integrated Device Technology, Inc.*...............  4,906      88,995
     International Rectifier Corp.*....................  3,122      91,006
     International Speedway Corp.......................  2,676     107,308
     Internet Security Systems, Inc.*..................  2,230      29,258
     Intersil Corp.--Class A*..........................  6,690     143,032
     Interstate Bakeries Corp..........................  2,230      64,402
     Investment Technology Group, Inc.*................  2,230      72,921
     Investors Financial Services Corp.................  3,122     104,712
     IVAX Corp.*.......................................  9,366     101,153
     J.B. Hunt Transport Services, Inc.*...............  1,784      52,664
     Jacobs Engineering Group, Inc.*...................  2,676      93,071
     JM Smucker Co.....................................  2,345      80,035
     Kaydon Corp.......................................  1,338      31,590
     Keane, Inc.*......................................  3,568      44,243
     Kelly Services, Inc.--Class A.....................  1,784      48,186
     KEMET Corp.*......................................  4,014      71,690
     Kennametal, Inc...................................  1,784      65,294
     Korn/Ferry International*.........................  1,784      16,234
     L-3 Communications Holdings, Inc.*................  3,568     192,672
     LaBranche & Co., Inc.*............................  2,676      61,280
     Lam Research Corp.*...............................  6,244     112,267
     Lancaster Colony Corp.............................  1,784      63,617
     Lattice Semiconductor Corp.*......................  5,352      46,776
     Lear Corp.*.......................................  3,122     144,392
     Lee Enterprises, Inc..............................  2,230      78,050
     Legato Systems, Inc.*.............................  5,352      19,267
     Legg Mason, Inc...................................  3,122     154,039
     Lennar Corp.......................................  3,122     191,066
     Leucadia National Corp............................  2,676      84,722
     LifePoint Hospitals, Inc.*........................  1,784      64,777
     Lincare Holdings, Inc.*...........................  5,352     172,870
     Longs Drug Stores Corp............................  1,784      50,469
     Longview Fibre Co.................................  2,230      21,007
     LTX Corp.*........................................  2,230      31,844
     Lubrizol Corp.....................................  2,230      74,705
     Lyondell Chemical Co..............................  5,798      87,550
     M&T Bank Corp.....................................  4,460     382,489
     Macromedia, Inc.*.................................  2,676      23,736
     Macrovision Corp.*................................  2,230      29,235
     Mandalay Resort Group*............................  3,122      86,074
     Manpower, Inc.....................................  3,568     131,124
     Martin Marietta Materials.........................  2,230      86,970
     McCormick & Company, Inc..........................  6,690     172,267
     McDATA Corp.--Class A*............................  5,352      47,151
     MDU Resources Group, Inc..........................  3,568      93,803
     Media General, Inc.--Class A......................    892      53,520
     Mentor Graphics Corp.*............................  3,122      44,395
     Mercantile Bankshares Corp........................  3,122     128,096
     Metris Cos., Inc..................................  3,122      25,944
     Michaels Stores, Inc.*............................  3,122     121,758
     Micrel, Inc.*.....................................  4,460      64,135
     Microchip Technology, Inc.*.......................  9,366     256,908
     Millennium Pharmaceuticals, Inc.*................. 13,380     162,567

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
             (Unaudited)                            June 30, 2002

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Minerals Technologies, Inc........................    892 $    43,993
     MIPS Technologies, Inc.--Class B*.................  1,784       9,937
     Modine Manufacturing Co...........................  1,784      43,851
     Mohawk Industries, Inc.*..........................  3,122     192,097
     MONY Group, Inc...................................  2,230      75,842
     MPS Group, Inc.*..................................  4,906      41,701
     Murphy Oil Corp...................................  2,230     183,974
     Mylan Laboratories, Inc...........................  5,798     181,767
     National Commerce Financial Corp..................  9,812     258,056
     National Fuel Gas Co..............................  4,014      90,355
     National Instruments Corp.*.......................  2,676      87,131
     National-Oilwell, Inc.*...........................  4,014      84,495
     NCO Group, Inc.*..................................  1,338      29,142
     Neiman Marcus Group, Inc.--Class A*...............  2,230      77,381
     Network Associates, Inc.*.........................  7,136     137,510
     Neuberger Berman, Inc.............................  3,568     130,589
     New Plan Excel Realty Trust, Inc..................  4,460      92,902
     New York Community Bancorp........................  4,906     132,953
     Newport Corp......................................  1,784      27,937
     Noble Energy, Inc.................................  2,676      96,470
     Nordson Corp......................................  1,784      43,993
     North Fork Bancorp, Inc...........................  8,028     319,594
     Northeast Utilities System........................  6,690     125,839
     NSTAR.............................................  2,676     119,831
     Ocean Energy, Inc.................................  8,474     183,632
     OGE Energy Corp...................................  3,568      81,564
     Ohio Casualty Corp.*..............................  2,676      55,928
     Old Republic International Corp...................  5,798     182,637
     Olin Corp.........................................  2,230      49,395
     Omnicare, Inc.....................................  4,460     117,120
     ONEOK, Inc........................................  2,676      58,738
     Outback Steakhouse, Inc.*.........................  3,568     125,237
     Oxford Health Plans, Inc.*........................  4,014     186,491
     PacifiCare Health Systems, Inc.*..................  1,784      48,525
     Packaging Corporation of America*.................  4,906      97,580
     Papa John's International, Inc.*..................    892      29,784
     Park Place Entertainment Corp.*................... 14,272     146,288
     Patterson Dental Co.*.............................  3,122     157,130
     Patterson-UTI Energy, Inc.*.......................  3,568     100,725
     Payless ShoeSource, Inc.*.........................    892      51,424
     Pennzoil-Quaker State Co..........................  4,014      86,421
     Pentair, Inc......................................  2,230     107,218
     PepsiAmericas, Inc................................  7,582     113,275
     Perrigo Co.*......................................  3,568      46,384
     Pioneer Natural Resources Co.*....................  5,352     139,420
     Pittston Brink's Group............................  2,676      64,224
     Plantronics, Inc.*................................  2,230      42,392
     Plexus Corp.*.....................................  1,784      32,290
     PMI Group, Inc....................................  4,460     170,372
     PNM Resources, Inc................................  1,784      43,173
     Polycom, Inc.*....................................  4,906      58,823
     Potlatch Corp.....................................  1,338      45,519
     Potomac Electric Power Co.........................  4,906     105,381
     Powerwave Technologies, Inc.*.....................  3,122      28,598
     Precision Castparts Corp..........................  2,676      88,308
     Price Communications Corp.*.......................  2,676      42,816
     Pride International, Inc.*........................  6,244      97,781
     Protective Life Corp..............................  3,122     103,338
     Protein Design Labs, Inc.*........................  4,014      43,592
     Provident Financial Group, Inc....................  2,230      64,692

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Puget Energy, Inc.................................  4,014 $    82,889
     Quanta Services, Inc.*............................  3,122      30,814
     Quantum Corp.--DLT & Storage......................  7,582      31,844
     Systems Group*....................................
     Quest Diagnostics, Inc.*..........................  4,460     383,784
     Questar Corp......................................  4,014      99,146
     R.J. Reynolds Tobacco Holdings....................  4,460     239,725
     Radian Group, Inc.................................  4,460     217,872
     Rayonier, Inc.....................................  1,338      65,736
     Reader's Digest Association, Inc..................  4,906      91,889
     Republic Services, Inc.*..........................  8,028     153,094
     Retek, Inc.*......................................  2,676      65,027
     Reynolds & Reynolds Co............................  3,122      87,260
     RF Micro Devices, Inc.*...........................  8,028      61,173
     Rollins, Inc......................................  1,338      27,215
     Roslyn Bancorp, Inc...............................  4,014      87,626
     Ross Stores, Inc..................................  3,568     145,396
     RPM, Inc..........................................  5,352      81,618
     RSA Security, Inc.*...............................  2,676      12,872
     Ruddick Corp......................................  2,230      37,821
     Saks, Inc.*.......................................  6,690      85,900
     Sandisk Corp.*....................................  3,122      38,713
     SCANA Corp........................................  4,906     151,448
     Scholastic Corp.*.................................  1,784      67,614
     Schulman (A.), Inc................................  1,338      28,699
     SEI Investments Co................................  5,352     150,766
     Semtech Corp.*....................................  3,568      95,266
     Sensient Technologies Corp........................  2,230      50,755
     Sepracor, Inc.*...................................  4,014      38,334
     Sequa Corp.--Class A*.............................    446      29,164
     Sierra Pacific Resources..........................  4,906      38,267
     Silicon Valley Bancshares*........................  2,230      58,783
     Six Flags, Inc.*..................................  4,460      64,447
     Smith International, Inc.*........................  2,230     152,064
     Smithfield Foods, Inc.*...........................  5,352      99,280
     Solutia, Inc......................................  4,906      34,440
     Sonoco Products Co................................  4,460     126,308
     Sotheby's Holdings, Inc.--Class A*................  3,122      44,489
     Sovereign Bancorp, Inc............................ 12,488     186,696
     SPX Corp.*........................................  1,784     209,620
     StanCorp Financial Group, Inc.....................  1,338      74,259
     STERIS Corp.*.....................................  3,122      59,661
     Stewart & Stevenson Services, Inc.................  1,338      23,736
     Storage Technology Corp.*.........................  4,906      78,349
     SunGard Data Systems, Inc.*....................... 13,380     354,303
     Superior Industries International, Inc............  1,338      61,883
     Swift Transportation Co., Inc.*...................  4,014      93,526
     Sybase, Inc.*.....................................  4,906      51,758
     Sykes Enterprises, Inc.*..........................  1,784      13,717
     Sylvan Learning Systems, Inc.*....................  1,784      35,573
     Symantec Corp.*...................................  6,690     219,766
     Synopsys, Inc.*...................................  3,568     195,562
     TCF Financial Corp................................  3,568     175,189
     Tech Data Corp.*..................................  2,676     101,287
     Tecumseh Products Co..............................    892      47,347
     Teleflex, Inc.....................................  1,784     101,956
     Telephone & Data Systems, Inc.....................  2,676     162,032
     The Cheesecake Factory, Inc.*.....................  2,230      79,120
     Tidewater, Inc....................................  2,676      88,094
     Timberland Co.--Class A*..........................  1,784      63,903

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
             (Unaudited)                            June 30, 2002

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Titan Corp.*......................................  3,568 $    65,259
     Tootsie Roll Industries, Inc.*....................  2,676     103,187
     Transaction Systems Architects, Inc.*.............  1,784      20,980
     Triad Hospitals, Inc.*............................  3,568     151,212
     Trigon Healthcare, Inc.*..........................  1,784     179,435
     Trinity Industries, Inc...........................  2,230      46,206
     TriQuint Semiconductor, Inc.*.....................  6,244      40,024
     Tyson Foods, Inc.--Class A........................ 16,948     262,862
     Unifi, Inc.*......................................  2,676      29,168
     United Rentals, Inc.*.............................  3,568      77,782
     Unitrin, Inc......................................  3,122     111,674
     Universal Corp....................................  1,338      49,105
     Universal Health Services, Inc.--Class B*.........  2,676     131,124
     Valassis Communications, Inc.*....................  2,676      97,674
     Valero Energy Corp................................  4,906     183,583
     Valspar Corp......................................  2,230     100,661
     Varco International, Inc.*........................  4,460      78,228
     Varian Medical Systems, Inc.*.....................  3,122     126,597
     Vectren Corp......................................  3,122      78,362
     Vertex Pharmaceuticals, Inc.*.....................  3,568      58,087
     Viad Corp.........................................  4,460     115,960
     Vishay Intertechnology, Inc.*.....................  7,582     166,804
     VISX, Inc.*.......................................  2,676      29,168
     Waddell & Reed Financial, Inc.....................  4,014      92,001
     Wallace Computer Services, Inc....................  1,784      38,356
     Washington Post Co.--Class B......................    446     243,070
     Wausau-Mosinee Paper Corp.........................  2,676      32,246
     Weatherford International, Ltd.*..................  5,798     250,473
     Webster Financial Corp............................  2,230      85,275
     Westamerica Bancorporation........................  1,784      70,575
     Westar Energy, Inc................................  3,568      54,769
     Western Gas Resources, Inc........................  1,784      66,722
     Westwood One, Inc.*...............................  4,906     163,959
     WGL Holdings, Inc.................................  2,230      57,757
     Whole Foods Market, Inc.*.........................  2,676     129,037
     Williams-Sonoma, Inc.*............................  5,352     164,092
     Wilmington Trust Corp.............................  3,122      95,221
     Wind River Systems, Inc.*.........................  3,568      17,876
     Wisconsin Energy Corp.............................  5,352     135,245
     WPS Resources Corp................................  1,338      54,631
     York International Corp...........................  1,784      60,281
                                                               -----------
     TOTAL COMMON STOCKS...............................         38,726,592
                                                               -----------

   Federal Home Loan Bank (4.2%)
                                                      Principal
                                                       Amount       Value
                                                     ----------- -----------
  Federal Home Loan Bank, 1.35%, 07/1/02............ $ 1,984,000 $ 1,983,777
                                                                 -----------
  TOTAL FEDERAL HOME LOAN BANK......................               1,983,777
                                                                 -----------
   Repurchase Agreement (23.2%)
  State Street Bank, 1.60%, 07/01/02, dated
   06/28/02, with maturity value of
   $10,883,451 (Fully collateralized by various
   U.S. Government Securities)......................  10,882,000  10,882,000
                                                                 -----------
  TOTAL REPURCHASE AGREEMENT........................              10,882,000
                                                                 -----------
  TOTAL INVESTMENTS (Cost $46,740,372)/(a)/--109.9%.              51,592,369
  Liabilities in excess of other assets--(9.9)%.....              (4,651,863)
                                                                 -----------
  NET ASSETS--100.0%................................             $46,940,506
                                                                 ===========

          Futures Contracts Purchased            Contracts
                                                           Unrealized
                                                 Contracts    Gain
                                                 --------- -----------
         S&P MidCap 400 Future Contract expiring
          September 2002 (Underlying face
          amount at value $244,750).............     1     $     1,870

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.. $5,110,557
                     Unrealized depreciation..   (258,560)
                                               ----------
                     Net unrealized
                      appreciation............ $4,851,997
                                               ==========

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
             (Unaudited)                            June 30, 2002


The UltraMid-Cap Profund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Advertising......................  0.4%
                    Aerospace/Defense................  0.6%
                    Agriculture......................  0.6%
                    Airlines.........................  0.1%
                    Apparel..........................  0.5%
                    Auto Parts & Equipment...........  0.9%
                    Banks............................  9.2%
                    Beverages........................  0.5%
                    Biotechnology....................  1.0%
                    Building Materials...............  0.3%
                    Chemicals........................  2.2%
                    Coal.............................  0.1%
                    Commercial Services..............  2.3%
                    Computers........................  4.1%
                    Distribution/Wholesale...........  0.5%
                    Diversified Financial Services...  1.9%
                    Electric.........................  4.3%
                    Electrical Components & Equipment  0.5%
                    Electronics......................  1.3%
                    Engineering & Construction.......  0.4%
                    Entertainment....................  0.6%
                    Environmental Control............  0.3%
                    Food.............................  3.3%
                    Forest & Paper Products..........  0.7%
                    Health Care......................  5.5%
                    Health Care-Services.............  0.4%
                    Home Builders....................  1.0%
                    Home Furnishings.................  0.3%
                    Household Products...............  0.7%
                    Insurance........................  4.0%
                    Internet.........................  1.6%
                    Iron/Steel.......................  0.2%
                    Leisure Time.....................  0.1%
                    Lodging..........................  0.6%
                    Machinery & Equipment............  1.2%
                    Manufacturing....................  1.8%
                    Media............................  2.4%
                    Metals...........................  0.3%
                    Office/Business Equipment........  0.3%
                    Oil & Gas........................  4.7%
                    Oil & Gas Equipment & Services...  0.6%
                    Packaging & Containers...........  0.5%
                    Pharmaceuticals..................  3.0%
                    Pipelines........................  0.9%
                    Real Estate Investment Trust.....  0.4%
                    Retail...........................  4.9%
                    Semiconductors...................  3.1%
                    Software.........................  3.5%
                    Telecommunications...............  1.5%
                    Textiles.........................  0.4%
                    Transportation...................  1.4%
                    Trucking & Leasing...............  0.1%
                    Water............................  0.5%
                    Other............................ 17.5%

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $35,858,372)........... $ 40,710,369
        Repurchase agreements, at amortized cost...........   10,882,000
                                                            ------------
         Total Investments.................................   51,592,369
        Cash...............................................       44,365
        Dividends and interest receivable..................       28,818
        Receivable for investments sold....................    9,253,966
        Unrealized appreciation on swap contracts..........      821,466
        Variation margin on futures contracts..............        6,100
        Prepaid expenses...................................        7,215
                                                            ------------
         Total Assets......................................   61,754,299
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................   14,729,646
        Advisory fees payable..............................       27,427
        Management services fees payable...................        5,485
        Administration fees payable........................        1,997
        Distribution and service fees payable--
         Service Class.....................................       41,888
        Other accrued expenses.............................        7,350
                                                            ------------
         Total Liabilities.................................   14,813,793
                                                            ------------
      Net Assets........................................... $ 46,940,506
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 79,026,319
        Accumulated net investment loss....................     (315,678)
        Accumulated net realized losses on investments,
         futures contracts and swap contracts..............  (37,445,468)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................    5,675,333
                                                            ------------
      Net Assets........................................... $ 46,940,506
                                                            ============
      Investor Class:
        Net Assets......................................... $ 40,600,256
        Shares of Beneficial Interest Outstanding..........    1,676,579
        Net Asset Value (offering and redemption price per
         share)............................................ $      24.22
                                                            ============
      Service Class:
        Net Assets......................................... $  6,340,250
        Shares of Beneficial Interest Outstanding..........      268,681
        Net Asset Value (offering and redemption price per
         share)............................................ $      23.60
                                                            ============

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   222,920
        Interest.............................................      45,722
                                                              -----------
         Total Income........................................     268,642
                                                              -----------
      Expenses:
        Advisory fees........................................     181,212
        Management services fees.............................      36,243
        Administration fees..................................      12,439
        Distribution and service fees--Service Class.........      14,374
        Transfer agent fees..................................      94,364
        Registration and filing fees.........................      43,989
        Custody fees.........................................      42,247
        Fund accounting fees.................................      20,988
        Other fees...........................................      39,670
                                                              -----------
         Total Expenses......................................     485,526
                                                              -----------
      Net Investment Loss....................................    (216,884)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (7,913,989)
        Net realized losses on futures contracts.............    (824,050)
        Net change in unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................     495,560
                                                              -----------
         Net realized and unrealized losses on investments,
          futures contracts and swap contracts...............  (8,242,479)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(8,459,363)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Statements of Changes in Net Assets
                                                                                                       For the
                                                                                                   six months ended
                                                                                                    June 30, 2002
                                                                                                   ----------------
                                                                                                     (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.............................................................................  $    (216,884)
  Net realized losses on investments and swap contracts...........................................     (7,913,989)
  Net realized losses on futures contracts........................................................       (824,050)
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................        495,560
                                                                                                    -------------
  Change in net assets resulting from operations..................................................     (8,459,363)
                                                                                                    -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.................................................................................    698,040,096
   Service Class..................................................................................     35,943,224
  Cost of shares redeemed
   Investor Class.................................................................................   (682,745,498)
   Service Class..................................................................................    (32,166,810)
                                                                                                    -------------
  Change in net assets resulting from capital transactions........................................     19,071,012
                                                                                                    -------------
  Change in net assets............................................................................     10,611,649
Net Assets:
  Beginning of period.............................................................................     36,328,857
                                                                                                    -------------
  End of period...................................................................................  $  46,940,506
                                                                                                    =============
Share Transactions:
  Issued
   Investor Class.................................................................................     25,078,007
   Service Class..................................................................................      1,388,214
  Redeemed
   Investor Class.................................................................................    (24,634,508)
   Service Class..................................................................................     (1,213,274)
                                                                                                    -------------
  Change in shares................................................................................        618,439
                                                                                                    =============

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2001
                                                                                                   -----------------

From Investment Activities:
Operations:
  Net investment loss.............................................................................   $    (263,666)
  Net realized losses on investments and swap contracts...........................................     (14,208,505)
  Net realized losses on futures contracts........................................................        (877,843)
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................       2,203,308
                                                                                                     -------------
  Change in net assets resulting from operations..................................................     (13,146,706)
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.................................................................................     935,343,977
   Service Class..................................................................................     148,316,307
  Cost of shares redeemed
   Investor Class.................................................................................    (923,534,665)
   Service Class..................................................................................    (147,967,708)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................      12,157,911
                                                                                                     -------------
  Change in net assets............................................................................        (988,795)
Net Assets:
  Beginning of period.............................................................................      37,317,652
                                                                                                     -------------
  End of period...................................................................................   $  36,328,857
                                                                                                     =============
Share Transactions:
  Issued
   Investor Class.................................................................................      33,120,954
   Service Class..................................................................................       4,982,824
  Redeemed
   Investor Class.................................................................................     (32,936,948)
   Service Class..................................................................................      (4,971,598)
                                                                                                     -------------
  Change in shares................................................................................         195,232
                                                                                                     =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                                 Investor Class
                                         ---------------------------------------------------------
                                                                                      For the period
                                              For the              For the         February 7, 2000/(a)/
                                          six months ended       year ended              through
                                           June 30, 2002      December 31, 2001     December 31, 2000
                                         ----------------     -----------------    --------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period....   $     27.42           $     33.00           $     30.00
                                           -----------           -----------           -----------
Investment Activities:
 Net investment income/(loss)...........         (0.12)/(b)/           (0.15)/(b)/            0.14/(b)/
 Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap contracts.         (3.08)                (5.43)                 2.86/(c)/
                                           -----------           -----------           -----------
 Total income/(loss) from investment
   activities...........................         (3.20)                (5.58)                 3.00
                                           -----------           -----------           -----------
Net Asset Value, End of Period..........   $     24.22           $     27.42           $     33.00
                                           ===========           ===========           ===========
Total Return............................        (11.67)%/(d)/         (16.91)%               10.00%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............   $40,600,256           $33,811,787           $34,622,303
Ratio of expenses to average net assets.          1.95%/(e)/            1.95%                 1.60%/(e)/
Ratio of net investment income/(loss)
 to average net assets..................         (0.83)%/(e)/          (0.52)%                0.46%/(e)/
Ratio of expenses to average net assets*          1.95%/(e)/            2.07%                 1.75%/(e)/
Portfolio turnover/(f)/.................           906%                 2125%                 2468%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Financial Highlights, continued
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                                  Service Class
                                         --------------------------------------------------------
                                                                                     For the period
                                             For the               For the        February 7, 2000/(a)/
                                         six months ended        year ended             through
                                          June 30, 2002       December 31, 2001    December 31, 2000
                                         ----------------     -----------------   --------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    26.85           $    32.66            $    30.00
                                            ----------           ----------            ----------
Investment Activities:
 Net investment loss....................         (0.27)/(b)/          (0.44)/(b)/           (0.17)/(b)/
 Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap contracts.         (2.98)               (5.37)                 2.83/(c)/
                                            ----------           ----------            ----------
 Total loss from investment activities..         (3.25)               (5.81)                 2.66
                                            ----------           ----------            ----------
Net Asset Value, End of Period..........    $    23.60           $    26.85            $    32.66
                                            ==========           ==========            ==========
Total Return............................        (12.10)%/(d)/        (17.79)%                8.87%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............    $6,340,250           $2,517,070            $2,695,349
Ratio of expenses to average net assets.          2.95%/(e)/           2.95%                 2.60%/(e)/
Ratio of net investment loss to average
 net assets.............................         (1.98)%/(e)/         (1.49)%               (0.54)%/(e)/
Ratio of expenses to average net assets*          2.95%/(e)/           3.07%                 2.74%/(e)/
Portfolio turnover/(f)/.................           906%                2125%                 2468%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
             (Unaudited)                            June 30, 2002

           Common Stocks (71.4%)
                                                   Shares    Value
                                                   ------ -----------
          3TEC Energy Corp.*...................... 1,501  $    26,162
          Aaron Rents, Inc........................ 1,473       35,278
          ABIOMED, Inc.*..........................   945        8,013
          ABM Industries, Inc..................... 2,613       45,362
          Acacia Research Corp.*.................. 1,390        9,869
          Accredo Health, Inc.*...................   917       42,290
          Actel Corp.*............................   973       20,452
          Active Power, Inc.*..................... 1,334        4,816
          Activision, Inc.*.......................   834       24,236
          Actuate Corp.*.......................... 3,864       17,388
          Adaptec, Inc.*.......................... 3,475       27,418
          Adolor Corp.*........................... 1,112       12,521
          Advanced Digital Information Corp.*..... 1,918       16,169
          Advanced Energy Industries, Inc.*.......   667       14,794
          Advanta Corp.--Class A.................. 1,501       16,301
          ADVO, Inc.*.............................   751       28,591
          Aeroflex, Inc.*......................... 3,197       22,219
          Affiliated Managers Group, Inc.*........   834       51,291
          Agile Software Corp.*................... 1,390       10,105
          AGL Resources, Inc...................... 2,891       67,070
          Airborne, Inc........................... 1,946       37,363
          Airgas, Inc.*........................... 2,808       48,578
          AirGate PCS, Inc.*......................   500          500
          AK Steel Holding Corp................... 2,335       29,911
          Akamai Technologies, Inc.*.............. 3,892        5,060
          Alamosa Holdings, Inc.*................. 2,446        3,449
          Alaska Air Group, Inc.*................. 1,112       29,024
          Albany Molecular Research, Inc.*........   695       14,692
          Alexander & Baldwin, Inc................ 2,196       56,064
          Alexion Pharmaceuticals, Inc.*..........   973       14,741
          Alfa Corp............................... 4,948       57,892
          Allen Telecom, Inc.*.................... 1,557        6,695
          ALLETE, Inc.............................   862       23,360
          Alliant Techsystems, Inc.*.............. 1,379       87,981
          Allied Capital Corp..................... 1,279       28,969
          Alpharma, Inc...........................   917       15,571
          American Greetings Corp.--Class A....... 2,307       38,435
          American Italian Pasta Co.*.............   945       48,186
          American Management Systems, Inc.*...... 1,084       20,715
          American Medical Systems Holdings, Inc.* 1,251       25,095
          American Superconductor Corp.*.......... 1,084        5,919
          AmeriPath, Inc.*........................   723       17,352
          AmSurg Corp.*...........................   862       22,636
          Amylin Pharmaceuticals, Inc.*........... 2,335       25,545
          ANADIGICS, Inc.*........................ 1,390       11,454
          Andrew Corp.*........................... 2,585       37,044
          Anixter International, Inc.*............   778       18,283
          AnnTaylor Stores Corp.*................. 1,501       38,110
          ANSYS, Inc.*............................ 1,334       26,813
          Aphton Corp.*........................... 1,084        8,130
          Apogee Enterprises, Inc................. 1,807       25,949
          Applebee's International, Inc........... 2,419       55,516
          Apria Healthcare Group, Inc.*........... 1,390       31,136
          AptarGroup, Inc......................... 1,390       42,743
          Arbitron, Inc.*.........................   973       30,358
          Arch Chemicals, Inc..................... 1,362       33,641
          ArQule, Inc.*........................... 1,168        7,884
          Art Technology Group, Inc.*............. 3,586        3,622
          Artesyn Technologies, Inc.*............. 1,668       10,810
          Arthur J. Gallagher & Co................   862       29,868

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          ArvinMeritor, Inc........................ 2,474  $    59,376
          Ascential Software Corp.*................ 9,647       26,915
          Aspen Technology, Inc.*.................. 1,251       10,433
          AstroPower, Inc.*........................   973       19,110
          Asyst Technologies, Inc.*................ 2,085       42,429
          AT&T Latin America Corp.*................ 5,393        2,912
          Atlantic Coast Airlines Holdings, Inc.*.. 1,112       24,130
          ATMI, Inc.*.............................. 1,056       23,623
          Atrix Laboratories, Inc.*................   945       21,026
          ATS Medical, Inc.*....................... 1,807          994
          Atwood Oceanics, Inc.*...................   751       28,163
          Auspex Systems, Inc.*.................... 3,392          851
          AVANIR Pharmaceuticals--Class A*......... 3,864        5,023
          AVANT Immunotherapeutics, Inc.*.......... 4,476        5,013
          Avici Systems, Inc.*..................... 3,447        3,481
          Avigen, Inc.*............................ 1,251       11,772
          Avista Corp.............................. 1,863       25,709
          Avocent Corp.*........................... 1,612       25,663
          AXT, Inc.*............................... 1,001        7,988
          Ball Corp................................ 1,668       69,188
          Bally Total Fitness Holding Corp.*....... 1,112       20,806
          BancorpSouth, Inc........................ 3,809       76,941
          BARRA, Inc.*.............................   584       21,713
          Bay View Capital Corp.*.................. 3,086       19,781
          BE Aerospace, Inc.*...................... 1,168       15,394
          Beasley Broadcast Group, Inc.--Class A*.. 1,640       24,188
          Bel Fuse, Inc.--Class B..................   834       22,560
          Benchmark Electronics, Inc.*............. 1,001       29,029
          Berry Petroleum Co.--Class A............. 2,029       34,189
          Beverly Enterprises, Inc.*............... 3,781       28,773
          Bio-Technology General Corp.*............ 2,446       14,700
          Biosite Diagnostics, Inc.*...............   639       17,988
          Black BOX Corp.*.........................   695       28,307
          Black Hills Corp.........................   834       28,865
          BlackRock, Inc.*.........................   695       30,789
          Blyth, Inc............................... 1,140       35,591
          BMC Industries, Inc...................... 5,060        4,858
          Bob Evans Farms, Inc..................... 2,196       69,130
          Borders Group, Inc.*..................... 1,168       21,491
          BorgWarner, Inc..........................   778       44,937
          Borland Software Corp.*.................. 2,168       22,330
          Boyds Collection, Ltd.*.................. 2,613       16,436
          Brady Corp.--Class A.....................   890       31,150
          Brandywine Realty Trust.................. 1,696       43,926
          Brooks-PRI Automation, Inc.*.............   695       17,764
          Bruker Daltronics, Inc.*................. 2,196        8,674
          BSB Bancorp, Inc......................... 3,475       92,712
          C&D Technologies, Inc....................   806       14,524
          C-COR.net Corp.*......................... 1,974       13,818
          Cable Design Technologies Corp.*......... 1,668       17,097
          California Water Service Group........... 1,807       45,536
          Caliper Technologies Corp.*.............. 1,334       11,139
          Callaway Golf Co......................... 1,612       25,534
          Cambrex Corp............................. 1,001       40,141
          Camden Property Trust.................... 2,113       78,244
          Capital Automotive Real Estate Investment
           Trust................................... 4,476      106,797
          Career Education Corp.*.................. 1,279       57,554
          Carlisle Companies, Inc.................. 1,001       45,025
          Carpenter Technology Corp................ 1,056       30,423

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Cascade Natural Gas Corp.................  2,363 $    49,387
          Catellus Development Corp.*..............  1,612      32,917
          CBRL Group, Inc..........................  2,113      64,489
          CEC Entertainment, Inc.*.................  1,140      47,082
          Cell Genesys, Inc.*......................  1,279      17,252
          Cell Therapeutics, Inc.*.................  1,529       8,347
          Centillium Communications, Inc.*.........  1,140       9,941
          Central Coast Bancorp*...................  1,195      27,103
          Cerus Corp.*.............................    361      12,231
          Champion Enterprises, Inc.*..............  2,168      12,184
          Charles River Laboratories International,
           Inc.*...................................  1,168      40,939
          Charlotte Russe Holding, Inc.*...........  1,084      24,206
          Charming Shoppes, Inc.*..................  4,031      34,828
          Checkpoint Systems, Inc.*................  1,390      16,263
          Chelsea Property Group, Inc..............  4,226     141,359
          Chemed Corp..............................  1,001      37,728
          Chemical Financial Corp..................  1,724      64,667
          Chesapeake Energy Corp.*.................  4,420      31,824
          Chico's FAS, Inc.*.......................  1,334      48,451
          Choice Hotels International, Inc.*.......  2,558      51,186
          Christopher & Banks Corp.*...............  1,279      54,102
          Church & Dwight, Inc.....................  1,946      60,968
          Cima Labs, Inc.*.........................    473      11,409
          Circuit City Stores, Inc.--CarMax Group*.  1,418      30,700
          Citizens Banking Corp....................  2,446      70,885
          City Holding Co.*........................  1,863      43,613
          Claire's Stores, Inc.....................  1,307      29,930
          Clarcor, Inc.............................  1,612      51,020
          Clayton Homes, Inc.......................  1,807      28,551
          CNF, Inc.................................  1,279      48,576
          CoBiz, Inc...............................  1,585      27,278
          Cognex Corp.*............................  1,112      22,296
          Cognizant Technology Solutions Corp.*....    473      25,424
          Coherent, Inc.*..........................    945      27,914
          Cohu, Inc................................    945      16,330
          Coinstar, Inc.*..........................  1,223      29,902
          Collins & Aikman Corp.*..................  1,668      15,179
          Commerce Bancorp, Inc....................    778      34,388
          Commerce One, Inc.*...................... 13,122       4,986
          Commercial Federal Corp..................  2,141      62,089
          Commercial Metals Co.....................  1,390      65,246
          Commscope, Inc.*.........................  1,863      23,288
          CompX International, Inc.--Class B.......  2,029      26,884
          Conectiv, Inc............................  1,056      27,255
          CONMED Corp.*............................  1,918      42,829
          Connetics Corp.*.........................  3,419      44,169
          Consolidated Freightways Corp.*..........  3,642      11,909
          Copart, Inc.*............................  2,335      37,897
          Corixa Corp.*............................  1,751      11,994
          Corn Products International, Inc.........  1,668      51,909
          Cornerstone Realty Income Trust, Inc.....  7,311      82,614
          Corporate Executive Board Co.*...........    834      28,565
          Corvas International, Inc.*..............  1,779       3,825
          Cost Plus, Inc.*.........................    778      23,697
          CoStar Group, Inc.*......................    806      16,547
          Covance, Inc.*...........................  2,196      41,175
          Coventry Health Care, Inc.*..............  2,085      59,255
          CPI Corp.................................    945      18,418
          Crawford & Co.--Class B..................  2,724      22,064

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Credence Systems Corp.*............... 1,779  $    31,613
           Crompton Corp......................... 3,781       48,208
           Crown Cork & Seal Co., Inc.*.......... 6,589       45,135
           CT Communications, Inc................ 1,501       24,316
           CTS Corp.............................. 1,168       14,063
           Cubist Pharmaceuticals, Inc.*.........   973        9,156
           Cullen/Frost Bankers, Inc.............   945       33,973
           Cumulus Media, Inc.*.................. 2,419       33,334
           CV Therapeutics, Inc.*................   584       10,874
           Cyberonics, Inc.*..................... 1,473       19,324
           Cygnus, Inc.*......................... 2,141        4,325
           Cymer, Inc.*.......................... 1,140       39,945
           Cytec Industries, Inc.*............... 1,446       45,462
           Cytogen Corp.*........................ 4,476        4,789
           D&E Communication..................... 1,402       14,735
           D.R. Horton, Inc...................... 1,668       43,418
           Datascope Corp........................   917       25,346
           DDi Corp.*............................ 2,113        2,111
           Dean Foods Co.*....................... 2,446       91,237
           Del Monte Foods Co.*.................. 2,808       33,134
           Delphi Financial Group, Inc.--Class A.   890       38,582
           Delta & Pine Land Co.................. 1,640       32,964
           Developers Diversified Realty Corp.... 4,754      106,965
           Diagnostic Products Corp.............. 1,223       45,251
           Dial Corp............................. 2,836       56,777
           Digex, Inc.*.......................... 1,835          404
           Digital Lightwave, Inc.*..............   778        1,821
           Dillard's, Inc.--Class A.............. 3,614       95,012
           Dionex Corp.*......................... 1,029       27,567
           DMC Stratex Networks, Inc.*........... 2,863        5,755
           Documentum, Inc.*..................... 2,307       27,684
           Dole Food Co., Inc.................... 1,751       50,516
           Dollar Thrifty Automotive Group, Inc.* 1,279       33,126
           Donaldson Company, Inc................ 1,696       59,428
           Dover Motorsports, Inc................ 1,779       10,140
           Duane Reade, Inc.*....................   723       24,618
           Dyax Corp.*........................... 1,195        4,828
           Dycom Industries, Inc.*............... 1,001       11,702
           E.piphany, Inc.*...................... 3,308       14,522
           Eastgroup Properties, Inc............. 2,808       71,885
           Echelon Corp.*........................   862       11,103
           Eclipsys Corp.*....................... 1,696       11,124
           Edison Schools, Inc.--Class A*........   973          924
           Education Management Corp.*...........   695       28,307
           Edwards Lifesciences Corp.*........... 1,918       44,498
           eFunds Corp.*......................... 1,779       16,881
           EGL, Inc.*............................ 1,501       25,457
           El Paso Electric Co.*................. 3,280       45,428
           Electro Scientific Industries, Inc.*..   890       21,627
           Electroglas, Inc.*.................... 1,279       12,790
           Electronics for Imaging, Inc.*........ 1,501       23,881
           EMCORE Corp.*.........................   917        5,502
           Emisphere Technologies, Inc.*......... 1,029        4,229
           Empire District Electric Co........... 1,863       38,192
           Encompass Services Corp.*............. 3,086        1,759
           Encore Wire Corp.*.................... 1,751       24,917
           Energen Corp.......................... 1,501       41,278
           Entegris, Inc.*....................... 2,085       30,441
           Enzo Biochem, Inc.*...................   806       11,550
           Essex Property Trust, Inc............. 1,557       85,168

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Esterline Technologies Corp.*.......... 1,056  $    23,971
           Ethan Allen Interiors, Inc.............   862       30,041
           Exar Corp.*............................ 1,835       36,186
           EXE Technologies, Inc.*................ 3,781        4,235
           Exelixis, Inc.*........................ 1,418       10,678
           Extended Stay America, Inc.*........... 1,779       28,855
           Factory 2-U Stores, Inc.*..............   778       10,775
           FactSet Research Systems, Inc..........   890       26,495
           Fair, Isaac & Co., Inc................. 1,168       38,392
           FalconStor Software, Inc.*............. 2,002        8,468
           Federal Signal Corp.................... 2,196       52,704
           FEI Co.*...............................   584       14,314
           Ferro Corp............................. 1,779       53,637
           Filenet Corp.*......................... 1,473       21,359
           Finish Line, Inc.--Class A*............ 1,890       33,869
           First American Financial Corp.......... 1,946       44,758
           First Commonwealth Financial Corp...... 4,059       54,756
           First Merchants Corp................... 1,974       59,218
           First Sentinel Bancorp, Inc............ 4,114       56,609
           Fisher Scientific International, Inc.*. 1,585       44,379
           Fleetwood Enterprises, Inc............. 2,085       18,140
           Fleming Companies, Inc................. 1,807       32,797
           Florida Rock Industries, Inc........... 1,612       57,726
           Flow International Corp.*.............. 1,779       11,989
           Flowserve Corp.*....................... 1,696       50,541
           Footstar, Inc.*........................   723       17,692
           Forest City Enterprises--Class A....... 1,362       47,330
           Forest Oil Corp.*......................   973       27,662
           Friedman, Billings, Ramsey Group, Inc.* 4,782       60,874
           Frontier Oil Corp...................... 1,890       33,264
           FSI International, Inc.*............... 1,974       14,746
           FuelCell Energy, Inc.*................. 1,307       13,449
           Fulton Financial Corp.................. 2,391       45,262
           Furniture Brands International, Inc.*.. 1,807       54,662
           G & K Services, Inc.................... 1,084       37,116
           Gartner Group, Inc.*................... 3,336       33,694
           Gaylord Entertainment Co.*............. 1,473       32,480
           Gene Logic, Inc.*...................... 1,223       17,122
           General Cable Corp..................... 1,418        8,933
           Genesco, Inc.*.........................   778       18,944
           Gentiva Health Services, Inc........... 1,195       10,743
           Genuity, Inc.--Class A*................   500        4,170
           Genzyme Corp.--Genzyme Biosurgery
            Division*............................. 3,836       17,377
           Georgia Gulf Corp...................... 1,501       39,686
           Gerber Scientific, Inc.*............... 2,335        8,196
           German American Bancorp................ 1,362       25,197
           Getty Images, Inc.*.................... 1,251       27,234
           Global Payments, Inc...................   945       28,114
           GlobespanVirata, Inc.*................. 2,558        9,899
           GrafTech International, Ltd.*.......... 2,196       27,011
           Gray Communications Systems, Inc....... 1,863       33,720
           Greater Bay Bancorp.................... 1,696       52,169
           Greif Brothers Corp.--Class A.......... 1,140       38,032
           Grey Wolf, Inc.*....................... 6,255       25,583
           GTECH Holdings Corp.*.................. 3,614       92,301
           Guilford Pharmaceuticals, Inc.*........ 1,140        8,596
           Guitar Center, Inc.*................... 1,390       25,785
           Gulf Island Fabrication, Inc.*......... 1,612       29,564
           Gymboree Corp.*........................ 2,836       45,432

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Haemonetics Corp.*.......................  1,279 $    37,347
          Hain Celestial Group, Inc.*..............  1,168      21,608
          Harland (John H.) Co.....................  2,252      63,506
          Harleysville National Corp...............  2,669      72,090
          Harman International Industries, Inc.....  1,251      61,611
          Harmonic, Inc.*..........................  2,808      10,274
          Harsco Corp..............................  1,807      67,762
          Headwaters, Inc.*........................  1,918      30,209
          Health Care Property Investors, Inc......  1,640      70,356
          Health Care REIT, Inc....................  3,725     111,563
          HEICO Corp...............................  1,109      15,548
          HEICO Corp.--Class A.....................     86         963
          Heidrick & Struggles International, Inc.*  1,195      23,864
          Helix Technology Corp....................  1,001      20,621
          Herbalife International, Inc.--Class A...  4,865      92,921
          Hickory Tech Corp........................  1,557      23,355
          HNC Software, Inc.*......................  1,751      29,242
          Home Properties of New York, Inc.........  2,113      80,167
          HON Industries, Inc......................  1,307      35,577
          Hooper Holmes, Inc.......................  2,530      20,240
          Horace Mann Educators Corp...............  2,280      42,568
          Hospitality Properties Trust.............  2,224      81,176
          Hot Topic, Inc.*.........................  1,168      31,197
          Hudson River Bancorp, Inc................  3,030      81,779
          Hudson United Bancorp....................  2,585      73,828
          Hutchinson Technology, Inc.*.............  1,473      23,038
          Hyperion Solutions Corp.*................  1,529      27,885
          I-many, Inc.*............................  1,751       4,814
          IDACORP, Inc.............................    556      15,401
          IDEX Corp................................  1,418      47,503
          IDEXX Laboratories, Inc.*................  1,473      37,989
          IKON Office Solutions, Inc...............  7,145      67,163
          ILEX Oncology, Inc.*.....................  1,140      16,063
          Imation Corp.*...........................  1,612      47,973
          IMC Global, Inc..........................  2,029      25,363
          ImmunoGen, Inc.*.........................  1,501       4,038
          Immunomedics, Inc.*......................  1,334       6,950
          IMPATH, Inc.*............................    528       9,478
          Incyte Genomics, Inc.*...................  2,419      17,586
          Independence Community Bank Corp.........  3,586     103,025
          IndyMac Bancorp, Inc.*...................  2,391      54,228
          InFocus Corp.*...........................  1,612      18,989
          InfoSpace, Inc.*......................... 11,732       5,279
          Ingles Markets, Inc.--Class A............  3,558      45,115
          Inktomi Corp.*...........................  4,809       4,232
          InnKeepers USA Trust.....................  6,060      58,055
          Input/Output, Inc.*......................  1,974      17,766
          Insight Enterprises, Inc.*...............  1,390      35,014
          Insituform Technologies, Inc.--Class A*..    862      18,257
          Insmed, Inc.*............................  3,002       4,203
          Integral Systems, Inc.*..................  1,140      24,875
          Interactive Data Corp.*..................  3,169      46,141
          Interdigital Communications Corp.*.......  2,474      22,390
          Intergraph Corp.*........................  3,030      52,844
          Intermagnetics General Corp.*............    695      14,039
          InterMune, Inc.*.........................  1,168      24,645
          InterNAP Network Services Corp.*.........  9,313       2,142
          International Bancshares Corp............  1,807      76,327
          Internet Capital Group, Inc.*............ 12,288       3,318
          Invacare Corp............................  1,056      39,072

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Inverness Medical Innovation, Inc.*...   834  $    16,847
           Iomega Corp.*......................... 2,530       32,511
           Ionics, Inc.*......................... 1,029       24,953
           ISIS Pharmaceuticals, Inc.*........... 2,168       20,618
           ITT Educational Services, Inc.*.......   945       20,601
           Ivex Packaging Corp.*................. 1,724       39,255
           Ixia*................................. 1,557        9,062
           J.D. Edwards & Co.*................... 2,863       34,785
           Jack in the Box, Inc.*................ 1,640       52,152
           JAKKS Pacific, Inc.*.................. 1,223       21,659
           Jefferies Group, Inc.................. 1,279       53,846
           JLG Industries, Inc................... 1,974       27,695
           John Nuveen Co.--Class A.............. 2,168       55,718
           John Wiley & Sons, Inc.--Class A...... 1,612       38,656
           Journal Register Co.*................. 2,057       41,346
           K-V Pharmaceutical Co.--Class B*...... 1,223       32,104
           K2, Inc.*............................. 2,113       21,658
           Kansas City Southern Industries, Inc.* 1,863       31,671
           Kaydon Corp........................... 1,557       36,761
           KB Home............................... 1,612       83,034
           Keane, Inc.*.......................... 1,390       17,236
           Kellwood Co........................... 1,334       43,355
           Kennametal, Inc....................... 1,390       50,873
           Key Energy Group*..................... 4,003       42,032
           Kilroy Realty Corp.................... 1,890       50,558
           Kimball International, Inc.--Class B.. 2,141       35,091
           Kirby Corp.*.......................... 1,501       36,699
           Kopin Corp.*.......................... 3,086       20,368
           Korn/Ferry International*............. 1,640       14,924
           Kronos, Inc.*......................... 1,029       31,373
           Kulicke & Soffa Industries, Inc.*..... 2,029       25,139
           La Quinta Corp.*...................... 7,478       54,216
           La-Z-Boy, Inc......................... 2,085       52,584
           Laclede Group, Inc.................... 2,975       69,852
           Lakeland Bancorp, Inc................. 1,529       33,271
           Lancaster Colony Corp................. 1,195       42,614
           Landauer, Inc.........................   806       31,297
           Landstar System, Inc.*................   500       53,425
           Leap Wireless International, Inc.*.... 1,307        1,412
           Lee Enterprises, Inc.................. 2,141       74,934
           Legato Systems, Inc.*................. 3,308       11,909
           Leucadia National Corp................   806       25,518
           Liberate Technologies, Inc.*.......... 3,892       10,271
           LifePoint Hospitals, Inc.*............ 1,056       38,343
           Ligand Pharmaceuticals, Inc.--Class B* 2,224       32,248
           Lightbridge, Inc.*.................... 1,390       11,412
           Lincoln Electric Holdings, Inc........ 1,724       46,376
           Linens 'n Things, Inc.*............... 1,362       44,687
           Littelfuse, Inc.*.....................   973       22,505
           LNR Property Corp..................... 1,362       46,989
           Lone Star Technologies, Inc.*.........   890       20,381
           Longs Drug Stores Corp................ 1,112       31,458
           Longview Fibre Co..................... 2,724       25,660
           Louisiana-Pacific Corp................ 4,142       43,864
           LTX Corp.*............................ 1,863       26,604
           Lubrizol Corp.........................   862       28,877
           MacroChem Corp.*...................... 3,030        5,303
           Macromedia, Inc.*..................... 2,419       21,457
           Madison Gas & Electric Co............. 2,613       72,772
           Magna Entertainment Corp.*............ 3,141       21,956

           Common Stocks, continued
                                                    Shares   Value
                                                    ------ ----------
          Manhattan Associates, Inc.*..............   584  $   18,781
          Manitowoc Co............................. 1,112      39,465
          Martek Biosciences Corp.*................   890      18,619
          MascoTech, Inc. (a)*..................... 1,232           0
          MatrixOne, Inc.*......................... 1,334       8,017
          Mattson Technology, Inc.*................ 1,585       7,323
          Maverick Tube Corp.*..................... 1,473      22,095
          Maxwell Technologies, Inc.*.............. 1,056       9,208
          MB Financial, Inc........................   973      32,557
          McMoRan Exploration Co.*................. 1,696       7,293
          MDU Resources Group, Inc.................   723      19,008
          Media General, Inc.--Class A.............   723      43,380
          Mediacom Communications Corp.*........... 1,195       9,309
          Mentor Graphics Corp.*................... 1,724      24,515
          Mercury Computer Systems, Inc.*..........   806      17,466
          Meredith Corp............................   917      35,167
          MeriStar Hospitality Corp................ 2,446      37,302
          Metro One Telecommunications, Inc.*......   500       6,980
          Metromedia International Group, Inc.*.... 7,756         543
          Mettler Toledo International, Inc.*......   639      23,560
          Michaels Stores, Inc.*................... 2,057      80,223
          Microsemi Corp.*......................... 1,001       6,607
          Mid Atlantic Medical Services, Inc.*..... 1,390      43,577
          Mid-State Bancshares..................... 2,613      50,431
          Midas, Inc.*............................. 1,529      18,960
          Midway Games, Inc.*...................... 1,974      16,779
          Milacron, Inc............................ 1,890      19,184
          Millennium Chemicals, Inc................ 2,585      36,319
          Minerals Technologies, Inc...............   890      43,895
          MIPS Technologies, Inc.--Class A*........ 2,641      16,295
          MKS Instruments, Inc.*................... 1,001      20,090
          Modine Manufacturing Co.................. 1,390      34,166
          Morgan Group Holding Co.*................   432           0
          MPS Group, Inc.*......................... 3,975      33,788
          MRV Communications, Inc.*................ 3,586       5,487
          MSC Industrial Direct Co., Inc.--Class A* 1,418      27,651
          MSC Software Corp.*...................... 1,251      11,196
          MTS Systems Corp......................... 1,890      23,720
          Mueller Industries, Inc.*................ 1,390      44,133
          Multex.com, Inc.*........................ 1,251       5,104
          NaPro BioTherapeutics, Inc.*............. 2,502      16,413
          Nautilus Goup, Inc.*..................... 1,001      30,631
          Navigant International, Inc.*............ 1,751      27,088
          NBTY, Inc.*.............................. 2,836      43,900
          NCO Group, Inc.*.........................   723      15,747
          NDCHealth Corp........................... 1,112      31,025
          Neiman Marcus Group, Inc.--Class A*......   917      31,820
          Neose Technologies, Inc.*................   556       6,060
          Netegrity, Inc.*......................... 1,029       6,339
          NetIQ Corp.*............................. 1,279      28,944
          Neurocrine Biosciences, Inc.*............   890      25,499
          New Focus, Inc.*......................... 3,419      10,154
          Newpark Resources, Inc.*................. 4,337      31,877
          Newport Corp............................. 1,640      25,682
          Nordson Corp............................. 1,334      32,896
          North Pittsburgh Systems, Inc............ 2,224      35,784
          Northwestern Corp........................ 2,446      41,460
          Novell, Inc.*............................ 9,591      30,787
          Noven Pharmaceuticals, Inc.*.............   778      19,839
          NPS Pharmaceuticals, Inc.*...............   917      14,048

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
             (Unaudited)                            June 30, 2002

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            NTELOS, Inc.*....................... 1,001  $     1,411
            Nuance Communications, Inc.*........ 1,418        5,927
            NUI Corp............................ 1,668       45,870
            Numerical Technologies, Inc.*....... 1,112        4,442
            NVR, Inc.*..........................   278       89,793
            NYFIX, Inc.*........................ 1,056        8,976
            O'Reilly Automotive, Inc.*.......... 1,390       38,308
            Oak Technology, Inc.*............... 2,613       11,837
            OceanFirst Financial Corp........... 3,141       75,824
            OfficeMax, Inc.*.................... 6,283       37,007
            Ohio Casualty Corp.*................ 3,419       71,456
            Olin Corp........................... 1,724       38,187
            OM Group, Inc.......................   528       32,736
            Omega Financial Corp................ 1,668       60,899
            On Assignment, Inc.*................ 1,140       20,292
            ONEOK, Inc.......................... 2,502       54,918
            Onyx Pharmaceuticals, Inc.*......... 2,029       11,707
            Oplink Communications, Inc.*........ 6,589        4,810
            OraSure Technologies, Inc.*......... 1,807       11,746
            Oshkosh Truck Corp..................   751       44,392
            Otter Tail Power Co................. 1,918       60,455
            Overture Services, Inc.*............ 1,362       34,023
            Owens-Illinois, Inc.*............... 3,642       50,041
            Pacific Sunwear of California, Inc.* 1,195       26,493
            Papa John's International, Inc.*.... 1,056       35,260
            PAREXEL International Corp.*........ 1,223       17,012
            Park Electrochemical Corp...........   917       24,301
            Parker Drilling Co.*................ 4,893       16,000
            Patterson-UTI Energy, Inc.*......... 1,668       47,088
            Paxar Corp.*........................ 2,446       40,970
            Paxson Communications Corp.*........ 1,751        9,631
            PDI, Inc.*..........................   250        3,873
            Pegasus Communications Corp.*....... 2,002        1,461
            Pennzoil-Quaker State Co............ 4,476       96,367
            Performance Food Group Co.*......... 1,112       37,652
            Perot Systems Corp.--Class A*....... 2,168       23,610
            Perrigo Co.*........................ 3,336       43,368
            Petsmart, Inc.*..................... 5,699       91,412
            Pharmacyclics, Inc.*................   723        3,210
            Pharmos Corp.*...................... 6,394        5,882
            Phoenix Technologies, Ltd.*......... 1,585       15,850
            Photon Dynamics, Inc.*..............   945       28,350
            Photronics, Inc.*................... 1,029       19,489
            Pier 1 Imports, Inc................. 3,392       71,232
            Pinnacle Systems, Inc.*............. 3,975       43,681
            Pioneer Natural Resources Co.*...... 1,473       38,372
            Pioneer Standard Electronics, Inc... 1,890       19,637
            Pittston Brink's Group.............. 2,196       52,704
            Pixelworks, Inc.*...................   778        6,527
            Plantronics, Inc.*.................. 1,612       30,644
            Playboy Enterprises, Inc.--Class B*. 1,890       24,098
            Plexus Corp.*....................... 1,612       29,177
            PMA Capital Corp.--Class A.......... 2,141       45,282
            PNM Resources, Inc.................. 1,890       45,738
            Pogo Producing Co................... 1,140       37,187
            Polaris Industries, Inc............. 1,056       68,640
            PolyOne Corp........................ 3,614       40,658
            Port Financial Corp................. 1,112       44,580
            Portal Software, Inc.*.............. 5,532        4,149
            Potlatch Corp....................... 1,585       53,922

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Powerwave Technologies, Inc.*........... 2,641  $    24,192
          PRAECIS Pharmaceuticals, Inc.*.......... 3,253       11,320
          Pre-Paid Legal Services, Inc.*..........   917       18,248
          Precision Castparts Corp................   723       23,859
          Prentiss Properties Trust............... 2,474       78,550
          PRG-Schultz International, Inc.*........ 2,141       26,356
          Price Communications Corp.*............. 2,224       35,584
          priceline.com, Inc.*.................... 2,836        7,912
          Prime Hospitality Corp.*................ 2,474       32,137
          Progress Software Corp.*................ 1,696       25,031
          Province Healthcare Co.*................ 1,390       31,080
          PS Business Parks, Inc.................. 2,057       71,892
          PSS World Medical, Inc.*................ 3,503       28,374
          Pulitzer, Inc...........................   695       36,071
          Pure Resources, Inc.*................... 1,696       35,277
          R.H. Donnelley Corp.*................... 1,612       45,087
          RadiSys Corp.*..........................   945       10,990
          Rambus, Inc.*........................... 3,141       12,847
          Raymond James Financial Corp............ 1,557       44,328
          Rayonier, Inc........................... 1,168       57,383
          Rayovac Corp.*.......................... 1,362       25,238
          Read-Rite Corp.*........................ 6,283        3,016
          Reckson Associates Realty Corp.......... 2,752       68,525
          Reebok International, Ltd.*.............   862       25,429
          Regeneron Pharmaceuticals, Inc.*........   806       11,695
          Regis Corp.............................. 1,890       51,066
          RehabCare Group, Inc.*..................   417       10,021
          REMEC, Inc.*............................ 1,751        9,823
          Renal Care Group, Inc.*................. 1,612       50,214
          Rent-A-Center, Inc.*....................   584       33,878
          Republic Bancorp, Inc................... 3,586       53,575
          Republic Bancorp, Inc.--Class A......... 1,640       19,336
          Republic Bancshares, Inc.*.............. 1,251       25,233
          Research Frontiers, Inc.*...............   806       11,978
          Resource America, Inc.--Class A......... 1,501       15,821
          Respironics, Inc.*...................... 1,279       43,550
          Rogers Corp.*...........................   778       21,247
          Rollins, Inc............................ 1,501       30,530
          Roper Industries, Inc................... 1,251       46,662
          Roslyn Bancorp, Inc..................... 1,251       27,309
          Royal Bancshares of Pennsylvania, Inc.--
           Class A................................ 1,279       27,383
          Ruby Tuesday, Inc....................... 2,780       53,932
          Ruddick Corp............................ 2,141       36,311
          Rudolph Technologies, Inc.*.............   528       13,163
          Rural Cellular Corp.--Class A*..........   473          492
          Russell Corp............................ 1,696       32,648
          Ryder System, Inc....................... 1,974       53,476
          S1 Corp.*............................... 2,141       15,822
          Safeguard Scientifics, Inc.*............ 6,088       12,176
          Salem Communications Corp.--Class A*.... 1,501       37,330
          SangStat Medical Corp.*................. 1,223       28,105
          Sapient Corp.*.......................... 3,253        3,448
          SBA Communications Corp.*............... 1,640        2,312
          SBS Technologies, Inc.*................. 1,251       15,324
          ScanSource, Inc.*.......................   417       25,608
          Scholastic Corp.*....................... 1,084       41,084
          Schulman (A.), Inc...................... 2,641       56,646
          SciClone Pharmaceuticals, Inc.*......... 5,310       10,620
          Scios, Inc.*............................ 1,390       42,548

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Seacoast Banking Corp. of Florida......    612 $    35,331
           Seacoast Financial Services Corp.......  4,253     106,622
           SEACOR SMIT, Inc.*.....................    751      35,560
           Secure Computing Corp.*................  1,696      12,805
           SeeBeyond Technology Corp.*............  1,334       4,135
           SEMCO Energy, Inc......................  3,086      27,928
           Sensient Technologies Corp.............  2,141      48,729
           SICOR, Inc.*...........................  1,307      24,232
           Sierra Pacific Resources...............  3,781      29,492
           Silicon Graphics, Inc.*................ 19,766      58,113
           Silicon Storage Technology, Inc.*......  3,725      29,055
           Silicon Valley Bancshares*.............  1,529      40,304
           Sinclair Broadcast Group--Class A*.....  2,196      31,708
           Sirius Satellite Radio, Inc.*..........  2,808      10,583
           Skechers U.S.A., Inc.*.................    834      18,023
           Sky Financial Group, Inc...............  2,419      51,162
           SkyWest, Inc...........................  1,029      24,068
           Skyworks Solutions, Inc.*..............  1,501       8,331
           SL Green Realty Corp...................  2,113      75,328
           Snap-on, Inc...........................  1,140      33,847
           Solutia, Inc...........................  2,029      14,244
           Sonic Corp.*...........................  2,029      63,731
           SONICblue, Inc.*.......................  6,199       6,385
           SonicWALL, Inc.*.......................  1,362       6,837
           Sotheby's Holdings, Inc.--Class A*.....  1,418      20,207
           Sourcecorp*............................    751      19,902
           Southern Peru Copper Corp..............  2,502      37,505
           Southern Union Co.*....................  1,836      31,213
           Southwest Bancorp of Texas, Inc.*......  1,223      44,297
           Southwest Gas Corp.....................  2,085      51,603
           SpectraSite Holdings, Inc.*............  3,419         615
           Spectrian Corp.*.......................  1,529      15,856
           Spherion Corp.*........................  2,558      30,440
           Spinnaker Exploration Co.*.............    528      19,019
           St. Mary Land & Exploration Co.........  1,084      25,939
           StanCorp Financial Group, Inc..........  1,001      55,556
           Station Casinos, Inc.*.................  1,751      31,255
           Steel Dynamics, Inc.*..................  2,168      35,708
           Stellent, Inc.*........................    862       3,948
           STERIS Corp.*..........................  2,558      48,882
           Sterling Bancshares, Inc...............  2,836      41,888
           Stewart & Stevenson Services, Inc......  1,112      19,727
           Stewart Enterprises, Inc.--Class A*....  3,614      23,021
           Stillwater Mining Co.*.................  1,307      21,278
           Stone Energy Corp.*....................    751      30,228
           Storage Technology Corp.*..............  2,029      32,403
           Stratos Lightwave, Inc.*...............  3,002       4,803
           Sun Communities, Inc...................  2,057      85,880
           Superior Industries International, Inc.  1,056      48,840
           SurModics, Inc.*.......................    389      10,110
           Susquehanna Bancshares, Inc............  3,058      69,447
           Swift Energy Co.*......................    695      10,974
           Swift Transportation Co., Inc.*........  1,863      43,408
           Symmetricom, Inc.*.....................  1,668       6,088
           Symyx Technologies, Inc.*..............  1,112      15,479
           Syncor International Corp.*............    751      23,657
           Synopsys, Inc.*........................    677      37,106
           Systems & Computer Technology Corp.*...  2,391      32,302
           TALX Corp..............................    584      11,073
           Tanox, Inc.*...........................    862       9,335

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Techne Corp.*........................... 1,501  $    42,358
          Technitrol, Inc......................... 1,112       25,910
          Teledyne Technologies, Inc.*............ 1,362       28,262
          Teleflex, Inc...........................   584       33,376
          Tennant Co..............................   890       35,244
          Terex Corp.*............................ 1,307       29,394
          Terrayon Communication Systems, Inc.*... 5,782        7,690
          Tetra Tech, Inc.*....................... 1,696       24,931
          Texas Biotechnology Corp.*.............. 3,169       12,359
          Texas Industries, Inc................... 1,056       33,253
          Texas Regional Bancshares, Inc.--Class A 1,446       71,735
          The Cheesecake Factory, Inc.*........... 1,529       54,249
          The Men's Wearhouse, Inc.*.............. 1,279       32,615
          The Scotts Company--Class A*............   695       31,553
          Theragenics Corp.*...................... 1,974       16,641
          Thomas & Betts Corp..................... 1,029       19,139
          Thoratec Corp.*......................... 1,612       14,492
          THQ, Inc.*.............................. 1,251       37,305
          Timken Co............................... 2,641       58,974
          Titan Corp.*............................ 1,835       33,562
          Titan Pharmaceuticals, Inc.*............ 1,001        3,353
          Tom Brown, Inc.*........................ 1,251       35,466
          Too, Inc.*.............................. 1,334       41,087
          Touch America Holdings, Inc.*........... 2,530        6,958
          Tower Automotive, Inc.*................. 2,307       32,183
          Transaction Systems Architects, Inc.*... 1,835       21,580
          Transkaryotic Therapies, Inc.*..........   834       30,066
          TransMontaigne, Inc.*................... 5,060       30,613
          TranSwitch Corp.*....................... 5,060        3,238
          Tredegar Corp........................... 1,529       36,925
          Trimble Navigation, Ltd.*............... 1,223       18,957
          Trimeris, Inc.*.........................   667       29,608
          Trinity Industries, Inc................. 1,863       38,601
          TriQuint Semiconductor, Inc.*........... 2,836       18,179
          Tupperware Corp......................... 2,502       52,017
          Tweeter Home Entertainment Group, V.....   723       11,814
          UICI*................................... 2,196       44,359
          Ultratech Stepper, Inc.*................   917       14,846
          Umpqua Holdings Corp.................... 1,918       35,445
          Unifi, Inc.*............................ 2,891       31,512
          Unisource Energy Corp................... 2,307       42,910
          United Bankshares, Inc.................. 2,113       62,080
          United Dominion Realty Trust, Inc....... 6,950      109,463
          United Industrial Corp.................. 1,446       31,595
          United Stationers, Inc.*................ 1,279       38,882
          UnitedGlobalCom, Inc.--Class A*......... 4,448       12,232
          Universal Corp.......................... 1,334       48,958
          Universal Display Corp.*................ 1,334       11,072
          Universal Electronics, Inc.*............ 1,223       18,296
          Unova, Inc.*............................ 4,114       26,700
          US Oncology, Inc.*...................... 2,947       24,549
          US Unwired, Inc.*....................... 2,530        7,084
          USFreightways Corp...................... 1,140       43,172
          Valentis, Inc.*......................... 5,087        6,817
          Valspar Corp............................   862       38,911
          ValueVision International, Inc.--Class A 1,390       25,229
          Varian Semiconductor Equipment
           Associates, Inc.*...................... 1,279       43,395
          Varian, Inc.*........................... 1,168       38,485
          Veeco Instruments, Inc.*................ 1,029       23,780

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Veritas DGC, Inc.*.....................  1,001 $    12,613
           Verity, Inc.*..........................  1,112      12,332
           ViaSat, Inc.*..........................  1,001       8,438
           Viewpoint Corp.*.......................  3,141      15,140
           Vintage Petroleum, Inc.................  1,918      22,824
           Vion Pharmaceuticals, Inc.*............  3,308       1,290
           ViroPharma, Inc.*......................    778       1,113
           VISX, Inc.*............................  1,974      21,517
           W-H Energy Services, Inc.*.............  1,112      24,642
           Wabash National Corp...................  2,196      21,960
           Wallace Computer Services, Inc.........  1,779      38,249
           Walter Industries, Inc.................  2,307      30,798
           Washington Real Estate Investment Trust  3,364      97,220
           Watson Wyatt & Co. Holdings*...........  1,029      24,922
           Wausau-Mosinee Paper Corp..............  2,975      35,849
           WD-40 Co...............................  2,085      57,880
           webMethods, Inc.*......................  1,307      12,939
           Websense, Inc.*........................  1,279      32,704
           Webster Financial Corp.................    751      28,718
           Wellman, Inc...........................  1,640      27,470
           Werner Enterprises, Inc................  2,141      45,625
           West Pharmaceutical Services, Inc......  1,418      45,503
           Westamerica Bancorporation.............  1,362      53,881
           Westar Energy, Inc.....................  1,251      19,203
           Western Digital Corp.*.................  8,646      28,100
           Whitney Holding Corp...................  2,029      62,371
           WMS Industries, Inc.*..................    973      11,919
           Wolverine World Wide, Inc..............  1,835      32,021
           Woodhead Industries, Inc...............  1,168      20,020
           Worthington Industries, Inc............  3,920      70,951
           Wyndham International, Inc.--Class A*.. 10,675      12,383
           Xanser Corp.*..........................  3,892       7,083
           Xicor, Inc.*...........................  2,502      10,108
           XTO Energy, Inc........................  1,751      36,071
           Yellow Corp.*..........................  1,334      43,222
           York International Corp................  1,279      43,217
           Zale Corp.*............................  1,084      39,295
           Zebra Technologies Corp.*..............  1,029      49,618
           Zenith National Insurance Corp.........  1,473      46,915
           Zygo Corp.*............................  1,029       8,283
                                                          -----------
           TOTAL COMMON STOCKS....................         23,432,188
                                                          -----------

          Rights (0.0%)
                                                 Shares       Value
                                               ----------- -----------
         Collins & Aikman Corp................       5,587 $         0
                                                           -----------
         TOTAL RIGHTS.........................                       0
                                                           -----------
          Federal Home Loan Bank (8.2%)
                                                Principal
                                                 Amount
                                               -----------
         Federal Home Loan Bank,
          1.35% 07/01/02...................... $ 2,700,000   2,699,696
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          BANK................................               2,699,696
                                                           -----------
          Repurchase Agreement (34.8%)
         State Street Bank, 1.60%, 07/01/02,
          dated 06/28/02, with maturity
          value of $11,415,522 (Fully
          collateralized by various U.S.
          Government Securities)..............  11,414,000  11,414,000
                                                           -----------
         TOTAL REPURCHASE AGREEMENT...........              11,414,000
                                                           -----------
         TOTAL INVESTMENTS
          (Cost $32,515,564)/(a)/--114.4%.....              37,545,884
         Liabilities in excess of other
          assets--(14.4)%.....................              (4,725,891)
                                                           -----------
         NET ASSETS--100.0%...................             $32,819,993
                                                           ===========
          Futures Contracts Purchased
                                                            Unrealized
                                                Contracts      Loss
                                               ----------- -----------
         Russell 2000 Future Contract expiring
          September 2002 (Underlying face
          amount at value $690,000)...........      3      $    (3,315)

------
*Non-income producing security.
/(a)/Escrowed security.
/(b)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $5,158,559
                    Unrealized depreciation....   (128,239)
                                                ----------
                    Net unrealized appreciation $5,030,320
                                                ==========

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
             (Unaudited)                            June 30, 2002


The UltraSmall-Cap ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Advertising......................  0.4%
                    Aerospace/Defense................  0.7%
                    Agriculture......................  0.2%
                    Airlines.........................  0.2%
                    Apparel..........................  0.7%
                    Auto Manufacturers...............  0.2%
                    Auto Parts & Equipment...........  0.7%
                    Banks............................  7.4%
                    Biotechnology....................  1.1%
                    Building Materials...............  0.5%
                    Chemicals........................  2.0%
                    Commercial Services..............  2.9%
                    Computers........................  2.1%
                    Distribution/Wholesale...........  0.2%
                    Diversified Financial Services...  1.0%
                    Electric.........................  1.6%
                    Electrical Components & Equipment  0.6%
                    Electronics......................  1.8%
                    Energy...........................  0.1%
                    Engineering & Construction.......  0.1%
                    Entertainment....................  0.5%
                    Environmental Control............  0.2%
                    Food.............................  1.5%
                    Forest & Paper Products..........  0.7%
                    Health Care......................  3.2%
                    Holding Companies--Diversified...  0.1%
                    Home Builders....................  0.8%
                    Home Furnishings.................  0.8%
                    Household Products...............  1.6%
                    Insurance........................  1.6%
                    Internet.........................  1.1%
                    Investment Companies.............  0.1%
                    Iron/Steel.......................  0.3%
                    Leisure Time.....................  0.6%
                    Lodging..........................  0.6%
                    Machinery & Equipment............  1.9%
                    Manufacturing....................  1.7%
                    Media............................  1.5%
                    Metals...........................  0.9%
                    Mining...........................  0.2%
                    Office/Business Equipment........  0.4%
                    Oil & Gas........................  3.7%
                    Packaging & Containers...........  0.7%
                    Pharmaceuticals..................  2.5%
                    Pipelines........................  0.2%
                    Publishing & Printing............  0.1%
                    Real Estate......................  0.4%
                    Real Estate Investment Trust.....  5.6%
                    Retail...........................  5.5%
                    Semiconductors...................  1.9%
                    Software.........................  2.2%
                    Telecommunications...............  1.8%
                    Textiles.........................  0.1%
                    Toys/Games/Hobbies...............  0.1%
                    Transportation...................  1.5%
                    Trucking & Leasing...............  0.2%
                    Water............................  0.1%
                    Other............................ 28.6%

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $21,101,564)........... $ 26,131,884
        Repurchase agreements, at amortized cost...........   11,414,000
                                                            ------------
         Total Investments.................................   37,545,884
        Cash...............................................          747
        Dividends and interest receivable..................       23,532
        Receivable for investments sold....................   13,606,385
        Unrealized appreciation on swap contracts..........      456,310
        Prepaid expenses...................................        2,773
                                                            ------------
         Total Assets......................................   51,635,631
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................   18,692,391
        Variation margin on futures contracts..............        3,315
        Advisory fees payable..............................       22,755
        Management services fees payable...................        4,551
        Administration fees payable........................        1,661
        Distribution and service fees payable
         --Service Class...................................       57,011
        Other accrued expenses.............................       33,954
                                                            ------------
         Total Liabilities.................................   18,815,638
                                                            ------------
      Net Assets........................................... $ 32,819,993
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 75,178,900
        Accumulated net investment loss....................     (197,444)
        Accumulated net realized losses on investments,
         futures contracts and swap contracts..............  (47,644,778)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................    5,483,315
                                                            ------------
      Net Assets........................................... $ 32,819,993
                                                            ============
      Investor Class:
        Net Assets......................................... $ 26,563,066
        Shares of Beneficial Interest Outstanding..........    1,795,320
        Net Asset Value (offering and redemption price per
         share)............................................ $      14.80
                                                            ============
      Service Class:
        Net Assets......................................... $  6,256,927
        Shares of Beneficial Interest Outstanding..........      432,507
        Net Asset Value (offering and redemption price per
         share)............................................ $      14.47
                                                            ============

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................ $    279,931
       Interest.............................................      119,640
                                                             ------------
        Total Income........................................      399,571
                                                             ------------
     Expenses:
       Advisory fees........................................      211,533
       Management services fees.............................       42,307
       Administration fees..................................       12,479
       Distribution and service fees--Service Class.........       32,922
       Transfer agent fees..................................      106,765
       Registration and filing fees.........................       34,529
       Custody fees.........................................       65,080
       Fund accounting fees.................................       24,635
       Other fees...........................................       48,056
                                                             ------------
        Total Expenses......................................      578,306
                                                             ------------
     Net Investment Loss                                         (178,735)
                                                             ------------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments and swap
        contracts...........................................   (8,970,207)
       Net realized losses on futures contracts.............   (1,364,184)
       Net change in unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................     (504,097)
                                                             ------------
        Net realized and unrealized losses on
         investments, futures contracts and swap
         contracts..........................................  (10,838,488)
                                                             ------------
     Change in Net Assets Resulting from Operations......... $(11,017,223)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund


 Statements of Changes in Net Assets
                                                                                                       For the
                                                                                                   six months ended
                                                                                                    June 30, 2002
                                                                                                   ----------------
                                                                                                     (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.............................................................................  $    (178,735)
  Net realized losses on investments and swap contracts...........................................     (8,970,207)
  Net realized gains/(losses) on futures contracts................................................     (1,364,184)
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................       (504,097)
                                                                                                    -------------
  Change in net assets resulting from operations..................................................    (11,017,223)
                                                                                                    -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.................................................................................    891,701,693
   Service Class..................................................................................    177,591,306
  Cost of shares redeemed
   Investor Class.................................................................................   (928,808,892)
   Service Class..................................................................................   (177,248,650)
                                                                                                    -------------
  Change in net assets resulting from capital transactions........................................    (36,764,543)
                                                                                                    -------------
  Change in net assets............................................................................    (47,781,766)
Net Assets:
  Beginning of period.............................................................................     80,601,759
                                                                                                    -------------
  End of period...................................................................................  $  32,819,993
                                                                                                    =============
Share Transactions:
  Issued
   Investor Class.................................................................................     52,054,220
   Service Class..................................................................................     10,629,491
  Redeemed
   Investor Class.................................................................................    (54,493,174)
   Service Class..................................................................................    (10,638,956)
                                                                                                    -------------
  Change in shares................................................................................     (2,448,419)
                                                                                                    =============

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2001
                                                                                                   -----------------

From Investment Activities:
Operations:
  Net investment loss.............................................................................  $       (77,519)
  Net realized losses on investments and swap contracts...........................................      (56,213,415)
  Net realized gains/(losses) on futures contracts................................................       43,971,424
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................          627,272
                                                                                                    ---------------
  Change in net assets resulting from operations..................................................      (11,692,238)
                                                                                                    ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.................................................................................    1,786,531,600
   Service Class..................................................................................      213,611,154
  Cost of shares redeemed
   Investor Class.................................................................................   (1,723,216,305)
   Service Class..................................................................................     (209,067,901)
                                                                                                    ---------------
  Change in net assets resulting from capital transactions........................................       67,858,548
                                                                                                    ---------------
  Change in net assets............................................................................       56,166,310
Net Assets:
  Beginning of period.............................................................................       24,435,449
                                                                                                    ---------------
  End of period...................................................................................  $    80,601,759
                                                                                                    ===============
Share Transactions:
  Issued
   Investor Class.................................................................................      101,499,992
   Service Class..................................................................................       11,666,967
  Redeemed
   Investor Class.................................................................................      (98,269,653)
   Service Class..................................................................................      (11,399,332)
                                                                                                    ---------------
  Change in shares................................................................................        3,497,974
                                                                                                    ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                     Investor Class
                                                                            -----------------------------------------

                                                                                 For the              For the
                                                                             six months ended       year ended
                                                                              June 30, 2002      December 31, 2001
                                                                            ----------------     -----------------
                                                                               (Unaudited)
Net Asset Value, Beginning of Period.......................................   $     17.27           $     20.77
                                                                              -----------           -----------
Investment Activities:
  Net investment income/(loss).............................................         (0.04)/(b)/           (0.01)/(b)/
  Net realized and unrealized losses on investments, futures contracts and
   swap contracts..........................................................         (2.43)                (3.49)
                                                                              -----------           -----------
  Total loss from investment activities....................................         (2.47)                (3.50)
                                                                              -----------           -----------
Net Asset Value, End of Period.............................................   $     14.80           $     17.27
                                                                              ===========           ===========
Total Return...............................................................        (14.30)%/(c)/         (16.85)%
Ratios/Supplemental Data:
Net assets, end of period..................................................   $26,563,066           $73,104,747
Ratio of expenses to average net assets....................................          1.94%/(d)/            1.95%
Ratio of net investment income/(loss) to average net assets................         (0.51)%/(d)/          (0.05)%
Ratio of expenses to average net assets*...................................          1.94%/(d)/            2.15%
Portfolio turnover/(e)/....................................................          1018%                 3221%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                                                               For the period
                                                                            February 7, 2000/(a)/
                                                                                  through
                                                                             December 31, 2000
                                                                            --------------------

Net Asset Value, Beginning of Period.......................................     $     30.00
                                                                                -----------
Investment Activities:
  Net investment income/(loss).............................................            0.09/(b)/
  Net realized and unrealized losses on investments, futures contracts and
   swap contracts..........................................................           (9.32)
                                                                                -----------
  Total loss from investment activities....................................           (9.23)
                                                                                -----------
Net Asset Value, End of Period.............................................     $     20.77
                                                                                ===========
Total Return...............................................................          (30.77)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period..................................................     $20,846,718
Ratio of expenses to average net assets....................................            1.54%/(d)/
Ratio of net investment income/(loss) to average net assets................            0.39%/(d)/
Ratio of expenses to average net assets*...................................            1.89%/(d)/
Portfolio turnover/(e)/....................................................            3345%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                          Service Class
                                                                 --------------------------------------------------

                                                                     For the                         For the
                                                                 six months ended                  year ended
                                                                  June 30, 2002                 December 31, 2001
                                                                 ----------------               -----------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period............................    $    16.96                     $    20.59
                                                                    ----------                     ----------
Investment Activities:
  Net investment loss...........................................         (0.13)/(b)/                    (0.17)/(b)/
  Net realized and unrealized losses on investments,
  futures contracts and swap contracts..........................         (2.36)                         (3.46)
                                                                    ----------                     ----------
  Total loss from investment activities.........................         (2.49)                         (3.63)
                                                                    ----------                     ----------
Net Asset Value, End of Period..................................    $    14.47                     $    16.96
                                                                    ==========                     ==========
Total Return....................................................        (14.68)%/(c)/                  (17.63)%
Ratios/Supplemental Data:
Net assets, end of period.......................................    $6,256,927                     $7,497,012
Ratio of expenses to average net assets.........................          2.94%/(d)/                     2.92%
Ratio of net investment loss to average net assets..............         (1.57)%/(d)/                   (0.97)%
Ratio of expenses to average net assets*........................          2.94%/(d)/                     3.12%
Portfolio turnover/(e)/.........................................          1018%                          3221%

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                                                    For the period
                                                                 February 7, 2000/(a)/
                                                                       through
                                                                  December 31, 2000
                                                                 --------------------

Net Asset Value, Beginning of Period............................      $    30.00
                                                                      ----------
Investment Activities:
  Net investment loss...........................................           (0.20)/(b)/
  Net realized and unrealized losses on investments,
  futures contracts and swap contracts..........................           (9.21)
                                                                      ----------
  Total loss from investment activities.........................           (9.41)
                                                                      ----------
Net Asset Value, End of Period..................................      $    20.59
                                                                      ==========
Total Return....................................................          (31.37)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.......................................      $3,588,731
Ratio of expenses to average net assets.........................            2.60%/(d)/
Ratio of net investment loss to average net assets..............           (0.86)%/(d)/
Ratio of expenses to average net assets*........................            2.96%/(d)/
Portfolio turnover/(e)/.........................................            3345%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraOTC ProFund                         Investments
             (Unaudited)                            June 30, 2002

            Common Stocks (77.3%)
                                                 Shares     Value
                                                 ------- ------------
           Abgenix, Inc.*.......................  16,728 $    163,934
           ADC Telecommunications, Inc.*........ 199,342      456,493
           Adobe Systems, Inc...................  46,699    1,330,922
           Altera Corp.*........................ 108,732    1,478,755
           Amazon.com, Inc.*....................  50,184      815,490
           Amgen, Inc.*.........................  96,883    4,057,459
           Andrx Group*.........................  13,940      375,962
           Apollo Group, Inc.--Class A*.........  34,850    1,373,787
           Apple Computer, Inc.*................  99,671    1,766,170
           Applied Materials, Inc.*............. 170,765    3,247,950
           Applied Micro Circuits Corp.*........  70,397      332,978
           Atmel Corp.*.........................  70,397      440,685
           BEA Systems, Inc.*...................  75,276      715,875
           Bed Bath & Beyond, Inc.*.............  78,761    2,972,439
           Biogen, Inc.*........................  36,941    1,530,466
           Biomet, Inc..........................  72,488    1,965,875
           Broadcom Corp.--Class A*.............  35,627      624,898
           Brocade Communications
            Systems, Inc.*......................  47,396      828,482
           CDW Computer Centers, Inc.*..........  18,122      848,291
           Cephalon, Inc.*......................  10,455      472,566
           Charter Communications, Inc.--
            Class A*............................  61,336      250,251
           Check Point Software
            Technologies, Ltd.*.................  48,093      652,141
           Chiron Corp.*........................  53,669    1,897,199
           CIENA Corp.*.........................  78,761      330,009
           Cintas Corp..........................  41,123    2,032,710
           Cisco Systems, Inc.*................. 524,841    7,321,531
           Citrix Systems, Inc.*................  43,214      261,013
           Comcast Corp.--Special Class A*......  89,913    2,143,525
           Compuware Corp.*.....................  46,002      279,232
           Comverse Technology, Inc.*...........  39,032      361,436
           Concord EFS, Inc.*................... 115,702    3,487,259
           Conexant Systems, Inc.*..............  57,154       92,589
           Costco Wholesale Corp.*..............  48,093    1,857,352
           CYTYC Corp.*.........................  25,789      196,512
           Dell Computer Corp.*................. 191,675    5,010,384
           Dollar Tree Stores, Inc.*............  21,607      851,532
           eBay, Inc.*..........................  41,820    2,576,948
           EchoStar Communications Corp.--
            Class A*............................  50,184      931,415
           Electronic Arts, Inc.*...............  27,880    1,841,474
           Ericsson (LM) Telephone Co.--ADR*.... 183,311      263,968
           Express Scripts, Inc.--Class A*......  14,637      733,460
           Fiserv, Inc.*........................  48,093    1,765,494
           Flextronics International, Ltd.*..... 111,520      795,138
           Gemstar-TV Guide International, Inc.*  87,125      469,604
           Genzyme Corp.--General Division*.....  53,669    1,032,592
           Gilead Sciences, Inc.*...............  38,335    1,260,455
           Human Genome Sciences, Inc.*.........  25,789      345,573
           I2 Technologies, Inc.*...............  92,004      136,166
           ICOS Corp.*..........................  11,849      200,959
           IDEC Pharmaceuticals Corp.*..........  33,456    1,186,015
           ImClone Systems, Inc.*...............  15,334      133,329
           Immunex Corp.*....................... 151,946    3,394,473
           Integrated Device Technology, Inc.*..  20,213      366,664
           Intel Corp........................... 469,778    8,582,845
           Intuit, Inc.*........................  53,669    2,668,423
           Invitrogen Corp.*....................   9,758      312,354

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
           JDS Uniphase Corp.*.................. 287,861 $    768,589
           Juniper Networks, Inc.*..............  43,911      248,097
           KLA-Tencor Corp.*....................  46,002    2,023,628
           Linear Technology Corp...............  85,034    2,672,619
           Maxim Integrated Products, Inc.*.....  90,610    3,473,081
           MedImmune, Inc.*.....................  53,669    1,416,862
           Mercury Interactive Corp.*...........  18,122      416,081
           Microchip Technology, Inc.*..........  33,456      917,698
           Microsoft Corp.*..................... 374,289   20,473,607
           Millennium Pharmaceuticals, Inc.*....  62,033      753,701
           Molex, Inc...........................  19,516      654,371
           Network Appliance, Inc.*.............  70,397      875,739
           Nextel Communications, Inc.--Class A* 201,433      646,600
           Novellus Systems, Inc.*..............  29,971    1,019,014
           NVIDIA Corp.*........................  32,879      564,861
           Oracle Corp.*........................ 459,323    4,349,789
           PACCAR, Inc..........................  25,789    1,144,774
           PanAmSat Corp.*......................  40,426      913,628
           Paychex, Inc.........................  71,094    2,224,531
           PeopleSoft, Inc.*....................  87,822    1,306,791
           PMC-Sierra, Inc.*....................  36,941      342,443
           Protein Design Labs, Inc.*...........  17,425      189,236
           QLogic Corp.*........................  18,819      717,004
           Qualcomm, Inc.*...................... 186,099    5,115,862
           Rational Software Corp.*.............  41,123      337,620
           RF Micro Devices, Inc.*..............  38,335      292,113
           Sanmina-SCI Corp.*................... 112,217      708,089
           Sepracor, Inc.*......................  16,728      159,752
           Siebel Systems, Inc.*................ 111,520    1,585,814
           Skyworks Solutions, Inc.*............  20,061      111,339
           Smurfit-Stone Container Corp.*.......  48,093      741,594
           Staples, Inc.*.......................  62,730    1,235,781
           Starbucks Corp.*..................... 108,035    2,684,670
           Sun Microsystems, Inc.*.............. 283,679    1,421,232
           Symantec Corp.*......................  29,971      984,547
           Synopsys, Inc.*......................  13,940      764,051
           Tellabs, Inc.*.......................  46,699      289,534
           TMP Worldwide, Inc.*.................  23,698      509,507
           USA Networks, Inc.*..................  80,155    1,879,635
           VeriSign, Inc.*......................  44,608      320,732
           Veritas Software Corp.*..............  83,640    1,655,236
           Vitesse Semiconductor Corp.*.........  43,911      136,563
           WorldCom, Inc.--WorldCom Group*...... 213,979       29,957
           Xilinx, Inc.*........................  89,216    2,001,115
           Yahoo!, Inc.*........................  57,851      853,881
                                                         ------------
           TOTAL COMMON STOCKS..................          153,752,869
                                                         ------------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraOTC ProFund                         Investments
             (Unaudited)                            June 30, 2002

        Federal Home Loan Bank (19.7%)
                                                Principal
                                                 Amount       Value
                                               ----------- ------------
       Federal Home Loan Bank, 1.35%,
        07/01/02.............................. $39,093,000 $ 39,088,602
                                                           ------------
       TOTAL FEDERAL HOME LOAN
        BANK..................................               39,088,602
                                                           ------------
       TOTAL INVESTMENTS
        (Cost $192,628,118)/(a)/--97.0%.......              192,841,471
       Other assets in excess of liabilities--
        3.0%..................................                5,982,617
                                                           ------------
       NET ASSETS--100.0%.....................             $198,824,088
                                                           ============
        Futures Contracts Purchased
                                                            Unrealized
                                                Contracts      Loss
                                               ----------- ------------
       NASDAQ Future Contract expiring
        September 2002 (Underlying face
        amount at value $46,270,600)..........     439     $   (467,208)

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation.... $ 18,181,788
                   Unrealized depreciation....  (17,968,435)
                                               ------------
                   Net unrealized appreciation $    213,353
                                               ============

ADR--American Depositary Receipt.

The UltraOTC ProFund's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Auto Manufacturers...............  0.6%
                    Biotechnology....................  7.5%
                    Commercial Services..............  3.6%
                    Computers........................  6.2%
                    Electrical Components & Equipment  0.3%
                    Electronics......................  0.8%
                    Health Care......................  1.1%
                    Internet.........................  3.4%
                    Media............................  2.4%
                    Packaging & Containers...........  0.4%
                    Pharmaceuticals..................  2.4%
                    Retail...........................  5.3%
                    Semiconductors................... 14.6%
                    Software......................... 18.7%
                    Telecommunications...............  9.0%
                    Textiles.........................  1.0%
                    Other............................ 22.7%

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $192,628,118)....... $   192,841,471
        Segregated cash with broker.....................       6,956,822
        Dividends and interest receivable...............           1,030
        Unrealized appreciation on swap contracts.......         108,940
        Deferred organization costs.....................           3,433
        Prepaid expenses................................          13,886
                                                         ---------------
         Total Assets...................................     199,925,582
                                                         ---------------
      Liabilities:
        Variation margin on futures contracts...........             166
        Advisory fees payable...........................         122,268
        Management services fees payable................          24,454
        Administration fees payable.....................           8,901
        Distribution and service fees payable
         --Service Class................................         631,426
        Other accrued expenses..........................         314,279
                                                         ---------------
         Total Liabilities..............................       1,101,494
                                                         ---------------
      Net Assets........................................ $   198,824,088
                                                         ===============
      Net Assets consist of:
        Capital......................................... $ 2,038,807,687
        Accumulated net investment loss.................      (2,438,410)
        Accumulated net realized losses on investments,
         futures contracts and swap contracts...........  (1,837,400,274)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts......................................        (144,915)
                                                         ---------------
      Net Assets........................................ $   198,824,088
                                                         ===============
      Investor Class:
        Net Assets...................................... $   175,945,337
        Shares of Beneficial Interest Outstanding.......      12,522,933
        Net Asset Value (offering and redemption price
         per share)..................................... $         14.05
                                                         ===============
      Service Class:
        Net Assets...................................... $    22,878,751
        Shares of Beneficial Interest Outstanding.......       1,705,460
        Net Asset Value (offering and redemption price
         per share)..................................... $         13.42
                                                         ===============

       Statement of Operations
                                  For the six months ended June 30, 2002
      Investment Income:
        Interest.......................................... $     301,744
        Dividends.........................................        89,721
                                                           -------------
         Total Income.....................................       391,465
                                                           -------------
      Expenses:
        Advisory fees.....................................     1,128,799
        Management services fees..........................       225,761
        Administration fees...............................        66,616
        Distribution and service fees--Service Class......       136,221
        Transfer agent fees...............................       745,421
        Registration and filing fees......................        87,500
        Custody fees......................................       139,458
        Fund accounting fees..............................       140,814
        Other fees........................................       244,798
                                                           -------------
         Total Expenses...................................     2,915,388
                                                           -------------
      Net Investment Loss.................................    (2,523,923)
                                                           -------------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts........................................  (172,260,535)
        Net realized losses on futures contracts..........   (34,464,902)
        Net change in unrealized appreciation/
         (depreciation) on investments, futures contracts
         and swap contracts...............................   (57,538,066)
                                                           -------------
         Net realized and unrealized losses on
          investments, futures contracts and swap
          contracts.......................................  (264,263,503)
                                                           -------------
      Change in Net Assets Resulting from Operations...... $(266,787,426)
                                                           =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Statements of Changes in Net Assets
                                                                      For the           For the
                                                                  six months ended    year ended
                                                                   June 30, 2002   December 31, 2001
                                                                  ---------------- -----------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment loss............................................. $    (2,523,923)  $    (4,447,807)
 Net realized losses on investments and swap contracts...........    (172,260,535)     (594,745,944)
 Net realized losses on futures contracts........................     (34,464,902)      (11,045,094)
 Net change in unrealized appreciation/(depreciation) on
   investments, futures contracts and swap contracts.............     (57,538,066)      145,085,495
                                                                  ---------------   ---------------
 Change in net assets resulting from operations..................    (266,787,426)     (465,153,350)
                                                                  ---------------   ---------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class................................................   1,165,198,268     2,833,668,192
   Service Class.................................................     268,520,762       871,771,761
 Cost of shares redeemed
   Investor Class................................................  (1,101,228,663)   (2,498,805,079)
   Service Class.................................................    (253,155,355)     (825,093,547)
                                                                  ---------------   ---------------
 Change in net assets resulting from capital transactions........      79,335,012       381,541,327
                                                                  ---------------   ---------------
 Change in net assets............................................    (187,452,414)      (83,612,023)
Net Assets:
 Beginning of period.............................................     386,276,502       469,888,525
                                                                  ---------------   ---------------
 End of period................................................... $   198,824,088   $   386,276,502
                                                                  ===============   ===============
Share Transactions:
 Issued
   Investor Class................................................      44,725,482       240,064,560
   Service Class.................................................      10,578,241        75,837,581
 Redeemed
   Investor Class................................................     (42,220,783)     (248,512,971)
   Service Class.................................................      (9,838,440)      (77,056,185)
                                                                  ---------------   ---------------
 Change in shares................................................       3,244,500        (9,667,015)
                                                                  ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund


 Financial
 Highlights
Selected data for a
share of beneficial
interest outstanding
throughout the periods
indicated.

                                                                       Investor Class/(a)/
                     -------------------------------------------------------------------------------------------------
                                                For the            For the            For the            For the
                          For the              year ended         year ended         year ended         year ended
                      six months ended        December 31,       December 31,       December 31,       December 31,
                       June 30, 2002              2001               2000               1999               1998
                     ----------------      ------------       ------------       --------------      ------------
                        (Unaudited)
Net Asset Value,
 Beginning of Period   $      35.29        $     114.10       $     494.40       $       149.10      $      52.25
                       ------------        ------------       ------------       --------------      ------------
Investment
 Activities:
 Net investment
   income/ (loss)...          (0.20)/(c)/         (0.50)/(c)/        (0.85)/(c)/          (0.80)             1.00/(c)/
 Net realized and
   unrealized
   gains/(losses)
   on investments,
   futures
   contracts and
   swap contracts...         (21.04)             (78.31)           (361.75)              348.40             95.85
                       ------------        ------------       ------------       --------------      ------------
 Total
   income/(loss)
   from investment
   activities.......         (21.24)             (78.81)           (362.60)              347.60             96.85
                       ------------        ------------       ------------       --------------      ------------
Distributions to
 Shareholders From:
 Net investment
   income...........             --                  --                 --                   --/(d)/           --/(d)/
 Net realized gains
   on investments,
   futures
   contracts and
   swap contracts...             --                  --             (17.70)               (2.30)               --
                       ------------        ------------       ------------       --------------      ------------
 Total distributions             --                  --             (17.70)               (2.30)               --
                       ------------        ------------       ------------       --------------      ------------
Net Asset Value,
 End of Period......   $      14.05        $      35.29       $     114.10       $       494.40      $     149.10
                       ============        ============       ============       ==============      ============
Total Return........         (60.19)%/(e)/       (69.07)%           (73.70)%             233.25%           185.34%
Ratios/Supplemental
 Data:
Net assets, end of
 period.............   $175,945,337        $353,564,809       $421,434,035       $1,216,220,142      $239,017,203
Ratio of expenses
 to average net
 assets.............           1.85%/(f)/          1.80%              1.33%                1.31%             1.47%
Ratio of net
 investment income/
 (loss) to average
 net assets.........          (1.59)%/(f)/        (1.06)%            (0.22)%              (0.50)%            1.05%
Ratio of expenses
 to average net
 assets*............           1.85%/(f)/          1.80%              1.33%                1.33%             1.67%
Portfolio
 turnover/(g)/......            218%                622%               801%                 670%              156%

 Financial
 Highlights
Selected data for a
share of beneficial
interest outstanding
throughout the periods
indicated.



                        For the period
                     December 1, 1997/(b)/
                           through
                      December 31, 1997
                     --------------------

Net Asset Value,
 Beginning of Period       $  62.50
                           --------
Investment
 Activities:
 Net investment
   income/ (loss)...           0.40
 Net realized and
   unrealized
   gains/(losses)
   on investments,
   futures
   contracts and
   swap contracts...         (10.65)
                           --------
 Total
   income/(loss)
   from investment
   activities.......         (10.25)
                           --------
Distributions to
 Shareholders From:
 Net investment
   income...........             --
 Net realized gains
   on investments,
   futures
   contracts and
   swap contracts...             --
                           --------
 Total distributions             --
                           --------
Net Asset Value,
 End of Period......       $  52.25
                           ========
Total Return........         (16.40)%/(e)/
Ratios/Supplemental
 Data:
Net assets, end of
 period.............       $256,184
Ratio of expenses
 to average net
 assets.............           1.07%/(f)/
Ratio of net
 investment income/
 (loss) to average
 net assets.........           2.73%/(f)/
Ratio of expenses
 to average net
 assets*............          21.74%/(f)/
Portfolio
 turnover/(g)/......             --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 1:4 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
/(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Amount is less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund


 Financial Highlights,
 continued

Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                                            Service Class/(a)/
                               --------------------------------------------------------------------------------------
                                    For the
                                  six months          For the           For the          For the         For the
                                     ended           year ended        year ended       year ended      year ended
                                   June 30,         December 31,      December 31,     December 31,    December 31,
                                     2002               2001              2000             1999            1998
                               -----------        ------------      ------------      ------------   ------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period....................... $     33.88        $    110.90       $    487.00       $     148.40   $     52.25
                               -----------        -----------       -----------       ------------   -----------
Investment Activities:
 Net investment income/(loss).       (0.32)/(c)/        (0.94)/(c)/       (4.65)/(c)/        (3.20)         0.50/(c)/
 Net realized and unrealized
   gains/ (losses) on
   investments, futures
   contracts and swap
   contracts..................      (20.14)            (76.08)          (353.75)            344.10         95.65
                               -----------        -----------       -----------       ------------   -----------
 Total income/(loss) from
   investment activities......      (20.46)            (77.02)          (358.40)            340.90         96.15
                               -----------        -----------       -----------       ------------   -----------
Distributions to Shareholders
 From:
 Net investment income........          --                 --                --                 --            --/(d)/
 Net realized gains on
   investments, futures
   contracts and swap
   contracts..................          --                 --            (17.70)             (2.30)           --
                               -----------        -----------       -----------       ------------   -----------
 Total distributions..........          --                 --            (17.70)             (2.30)           --
                               -----------        -----------       -----------       ------------   -----------
Net Asset Value, End of Period $     13.42        $     33.88       $    110.90       $     487.00   $    148.40
                               ===========        ===========       ===========       ============   ===========
Total Return..................      (60.39)%/(e)/      (69.45)%          (73.96)%           229.73%       183.98%
Ratios/Supplemental Data:
Net assets, end of period..... $22,878,751        $32,711,693       $48,454,490       $134,837,724   $32,391,937
Ratio of expenses to average
 net assets...................        2.85%/(f)/         2.80%             2.33%              2.30%         2.38%
Ratio of net investment
 income/(loss) to average net
 assets.......................       (2.59)%/(f)/       (2.03)%           (1.22)%            (1.49)%        0.07%
Ratio of expenses to average
 net assets*..................        2.85%/(f)/         2.80%             2.33%              2.32%         2.61%
Portfolio turnover/(g)/.......         218%               622%              801%               670%          156%

 Financial Highlights,
 continued

Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.



                                  For the period
                               December 1, 1997/(b)/
                                     through
                                December 31, 1997
                               --------------------

Net Asset Value, Beginning of
 Period.......................       $  62.50
                                     --------
Investment Activities:
 Net investment income/(loss).             --
 Net realized and unrealized
   gains/ (losses) on
   investments, futures
   contracts and swap
   contracts..................         (10.25)
                                     --------
 Total income/(loss) from
   investment activities......         (10.25)
                                     --------
Distributions to Shareholders
 From:
 Net investment income........             --
 Net realized gains on
   investments, futures
   contracts and swap
   contracts..................             --
                                     --------
 Total distributions..........             --
                                     --------
Net Asset Value, End of Period       $  52.25
                                     ========
Total Return..................         (16.40)%/(e)/
Ratios/Supplemental Data:
Net assets, end of period.....       $663,984
Ratio of expenses to average
 net assets...................           1.75%/(f)/
Ratio of net investment
 income/(loss) to average net
 assets.......................          (0.06)%/(f)/
Ratio of expenses to average
 net assets*..................          23.42%/(f)/
Portfolio turnover/(g)/.......             --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 1:4 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
/(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Amount is less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraJapan ProFund                       Investments
             (Unaudited)                            June 30, 2002


        Federal Home Loan Bank (32.8%)
                                                   Principal
                                                    Amount      Value
                                                   ---------- ----------
       Federal Home Loan Bank,
        1.35%, 07/01/02........................... $2,149,000 $2,148,758
                                                              ----------
       TOTAL FEDERAL HOME LOAN
        BANK......................................             2,148,758
                                                              ----------
        Options Purchased (66.2%)
                                                   Contracts
                                                   ----------
       Nikkei 225 Call Option expiring
        July 2002 @ 5600..........................    174      4,345,650
                                                              ----------
       TOTAL OPTIONS PURCHASED....................             4,345,650
                                                              ----------
       TOTAL INVESTMENTS
        (Cost $7,108,905)/(a)/--99.0%.............             6,494,408
       Other assets in excess of liabilities--1.0%                64,048
                                                              ----------
       NET ASSETS--100.0%.........................            $6,558,456
                                                              ==========
        Futures Contracts Purchased
                                                              Unrealized
                                                                 Gain
                                                              ----------
       Nikkei 225 Future Contract expiring
        September 2002 (Underlying face
        amount at value $3,549,325)...............     67     $1,602,027

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $       0
                     Unrealized depreciation....  (614,497)
                                                 ---------
                     Net unrealized depreciation $(614,497)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $7,108,905)............ $  6,494,408
        Cash...............................................          749
        Receivable for capital shares issued...............        1,483
        Variation margin on futures contracts..............       88,775
        Prepaid expenses...................................          487
                                                            ------------
         Total Assets......................................    6,585,902
                                                            ------------
      Liabilities:
        Advisory fees payable..............................       12,491
        Management services fees payable...................        1,384
        Administration fees payable........................          755
        Distribution and service fees payable--
         Service Class.....................................        8,888
        Other accrued expenses.............................        3,928
                                                            ------------
         Total Liabilities.................................       27,446
                                                            ------------
      Net Assets........................................... $  6,558,456
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 23,303,917
        Accumulated net investment loss....................     (123,920)
        Accumulated net realized losses on investments and
         futures contracts.................................  (17,609,071)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................      987,530
                                                            ------------
      Net Assets........................................... $  6,558,456
                                                            ============
      Investor Class:
        Net Assets......................................... $  6,350,731
        Shares of Beneficial Interest Outstanding..........      185,770
        Net Asset Value (offering and redemption price per
         share)............................................ $      34.19
                                                            ============
      Service Class:
        Net Assets......................................... $    207,725
        Shares of Beneficial Interest Outstanding..........        6,117
        Net Asset Value (offering and redemption price per
         share)............................................ $      33.96
                                                            ============

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Interest............................................. $     30,251
                                                             ------------
     Expenses:
       Advisory fees........................................       60,003
       Management services fees.............................       10,001
       Administration fees..................................        4,041
       Distribution and service fees--Service Class.........       24,163
       Transfer agent fees..................................       22,966
       Registration and filing fees.........................       16,114
       Custody fees.........................................        6,211
       Fund accounting fees.................................        6,093
       Other fees...........................................        9,751
                                                             ------------
        Total Expenses before waivers.......................      159,343
        Less Expenses waived by the Investment
         Advisor............................................       (5,172)
                                                             ------------
        Net Expenses........................................      154,171
                                                             ------------
     Net Investment Loss....................................     (123,920)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments...................  (71,242,655)
       Net realized gains on futures contracts..............   64,011,068
       Net change in unrealized appreciation/(depreciation)
        on investments and futures contracts................      145,018
                                                             ------------
        Net realized and unrealized losses on investments
         and futures contracts..............................   (7,086,569)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $ (7,210,489)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Statements of Changes in Net Assets
                                                                                              For the six
                                                                                                months          For the
                                                                                                 ended        year ended
                                                                                             June 30, 2002 December 31, 2001
                                                                                             ------------- -----------------
                                                                                              (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................... $   (123,920)   $     (4,237)
  Net realized losses on investments........................................................  (71,242,655)    (41,234,635)
  Net realized gains on futures contracts...................................................   64,011,068      36,858,554
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.      145,018          25,043
                                                                                             ------------    ------------
  Change in net assets resulting from operations............................................   (7,210,489)     (4,355,275)
                                                                                             ------------    ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class...........................................................................           --            (798)
                                                                                             ------------    ------------
  Change in net assets resulting from distributions.........................................           --            (798)
                                                                                             ------------    ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................   59,403,923      69,117,192
   Service Class............................................................................   41,597,145      40,760,766
  Dividends reinvested
   Investor Class...........................................................................           --             775
  Cost of shares redeemed
   Investor Class...........................................................................  (52,293,701)    (63,908,241)
   Service Class............................................................................  (37,775,357)    (40,670,481)
                                                                                             ------------    ------------
  Change in net assets resulting from capital transactions..................................   10,932,010       5,300,011
                                                                                             ------------    ------------
  Change in net assets......................................................................    3,721,521         943,938
Net Assets:
  Beginning of period.......................................................................    2,836,935       1,892,997
                                                                                             ------------    ------------
  End of period............................................................................. $  6,558,456    $  2,836,935
                                                                                             ============    ============
Share Transactions:
  Issued
   Investor Class...........................................................................    1,457,778       5,120,246
   Service Class............................................................................      987,364       2,089,383
  Reinvested
   Investor Class...........................................................................           --              22
  Redeemed
   Investor Class...........................................................................   (1,349,576)     (5,122,606)
   Service Class............................................................................     (985,271)     (2,148,842)
                                                                                             ------------    ------------
Change in shares............................................................................      110,295         (61,797)
                                                                                             ============    ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                  Investor Class/(a)/
                                                             -------------------------------------------------------
                                                                                                        For the period
                                                                 For the               For the       February 7, 2000/(b)/
                                                             six months ended        year ended            through
                                                              June 30, 2002       December 31, 2001   December 31, 2000
                                                             ----------------     -----------------  --------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................    $    34.77           $    65.75           $   150.00
                                                                ----------           ----------           ----------
Investment Activities:
 Net investment income/(loss)...............................         (0.29)/(c)/           0.19/(c)/            2.90/(c)/
 Net realized and unrealized losses on investments and
   futures contracts........................................         (0.29)              (31.16)              (82.95)
                                                                ----------           ----------           ----------
 Total loss from investment activities......................         (0.58)              (30.97)              (80.05)
                                                                ----------           ----------           ----------
Distributions to Shareholders From:
 Net investment income......................................            --                (0.01)               (4.20)
                                                                ----------           ----------           ----------
 Total distributions........................................            --                (0.01)               (4.20)
                                                                ----------           ----------           ----------
Net Asset Value, End of Period..............................    $    34.19           $    34.77           $    65.75
                                                                ==========           ==========           ==========
Total Return................................................         (1.67)%/(d)/        (47.10)%             (53.44)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...................................    $6,350,731           $2,697,296           $1,050,477
Ratio of expenses to average net assets.....................          1.95%/(e)/           1.95%                1.59%/(e)/
Ratio of net investment income/(loss) to average net assets.         (1.52)%/(e)/          0.39%                2.99%/(e)/
Ratio of expenses to average net assets*....................          2.05%/(e)/           2.46%                2.31%/(e)/
Portfolio turnover/(f)/.....................................            --                 1299%                1300%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                  Service Class/(a)/
                                                             ------------------------------------------------------
                                                                                                       For the period
                                                                 For the              For the       February 7, 2000/(b)/
                                                             six months ended       year ended            through
                                                              June 30, 2002      December 31, 2001   December 31, 2000
                                                             ----------------    -----------------  --------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................     $  34.70            $  66.35            $   150.00
                                                                 --------            --------            ----------
Investment Activities:
 Net investment income/(loss)...............................        (0.50)/(c)/         (0.28)/(c)/       1.95/(c)/
 Net realized and unrealized losses on investments and
   futures contracts........................................        (0.24)             (31.37)               (82.65)
                                                                 --------            --------            ----------
 Total loss from investment activities......................        (0.74)             (31.65)               (80.75)
                                                                 --------            --------            ----------
Distributions to Shareholders From:
 Net investment income......................................           --                  --                 (2.95)
                                                                 --------            --------            ----------
 Total distributions........................................           --                  --                 (2.95)
                                                                 --------            --------            ----------
Net Asset Value, End of Period..............................     $  33.96            $  34.70            $    66.35
                                                                 ========            ========            ==========
Total Return................................................        (2.13)%/(d)/       (47.70)%              (53.86)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...................................     $207,725            $139,639            $  842,520
Ratio of expenses to average net assets.....................         2.95%/(e)/          2.78%                 2.60%/(e)/
Ratio of net investment income/(loss) to average net assets.        (2.52)%/(e)/        (0.60)%                2.09%/(e)/
Ratio of expenses to average net assets*....................         3.05%/(e)/          3.29%                 3.33%/(e)/
Portfolio turnover/(f)/.....................................           --                1299%                 1300%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bear ProFund                             Investments
             (Unaudited)                            June 30, 2002

        Options Purchased (11.0%)
                                                  Contracts     Value
                                                 ----------- -----------
       S&P 500 Call Option expiring
        July 2002 @ $1400.......................     185     $     1,850
       S&P 500 Put Option expiring
        August 2002 @ $1800.....................     15        3,037,500
                                                             -----------
       TOTAL OPTIONS PURCHASED..................               3,039,350
                                                             -----------
        Federal Home Loan Bank (66.4%)
                                                  Principal
                                                   Amount
                                                 -----------
       Federal Home Loan Bank,
        1.35%, 07/01/02......................... $18,337,000  18,334,937
                                                             -----------
       TOTAL FEDERAL HOME LOAN
        BANK....................................              18,334,937
                                                             -----------
        Repurchase Agreement (22.5%)

       State Street Bank, 1.60%, 07/01/02, dated
        06/28/02, with maturity value of
        $6,200,827 (Fully collateralized by
        various U.S. Government Securities).....   6,200,000   6,200,000
                                                             -----------
       TOTAL REPURCHASE
        AGREEMENT...............................               6,200,000
                                                             -----------
       TOTAL INVESTMENTS
        (Cost $27,465,353)/(a)/--99.9%..........              27,574,287
       Other assets in excess of
        liabilities--0.1%.......................                  26,352
                                                             -----------
       NET ASSETS--100.0%.......................             $27,600,639
                                                             ===========
        Futures Contracts Purchased
                                                              Unrealized
                                                  Contracts     (Loss)
                                                 ----------- -----------
       E-mini S&P 500 Future Contract
        expiring September 2002 (Underlying
        face amount at value $742,500)..........     15      $   (25,453)

        Futures Contracts Sold
                                                              Unrealized
                                                                 Gain
                                                             -----------
       S&P 500 Future Contract expiring
        September 2002 (Underlying face
        amount at value $22,770,000)............     92      $   253,572

------
/(a)/Represents cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $193,210
                     Unrealized depreciation....  (84,276)
                                                 --------
                     Net unrealized appreciation $108,934
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $21,265,353)...........  $21,374,287
        Repurchase agreements, at amortized cost...........    6,200,000
                                                             -----------
         Total Investments.................................   27,574,287
        Interest receivable................................          827
        Variation margin on futures contracts..............       58,914
        Deferred organization costs........................            2
        Prepaid and other expenses.........................       14,448
                                                             -----------
         Total Assets......................................   27,648,478
                                                             -----------
      Liabilities:
        Payable to custodian...............................       11,097
        Advisory fees payable..............................       16,278
        Management services fees payable...................        3,256
        Administration fees payable........................        1,195
        Distribution and service fees payable
         --Service Class...................................       16,013
                                                             -----------
         Total Liabilities.................................       47,839
                                                             -----------
      Net Assets...........................................  $27,600,639
                                                             ===========
      Net Assets consist of:
        Capital............................................  $27,195,741
        Accumulated net investment loss....................     (123,593)
        Accumulated net realized gains on investments
         and futures contracts.............................      191,438
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................      337,053
                                                             -----------
      Net Assets...........................................  $27,600,639
                                                             ===========
      Investor Class:
        Net Assets.........................................  $19,129,802
        Shares of Beneficial Interest Outstanding..........      449,916
        Net Asset Value (offering and redemption price per
         share)............................................  $     42.52
                                                             ===========
      Service Class:
        Net Assets.........................................  $ 8,470,837
        Shares of Beneficial Interest Outstanding..........      203,259
        Net Asset Value (offering and redemption price per
         share)............................................  $     41.68
                                                             ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Interest............................................. $    240,766
                                                             ------------
     Expenses:
       Advisory fees........................................      120,938
       Management services fees.............................       24,188
       Administration fees..................................        7,901
       Distribution and service fees--Service Class.........       64,908
       Transfer agent fees..................................       64,190
       Registration and filing fees.........................       42,500
       Custody fees.........................................       11,624
       Fund accounting fees.................................       12,868
       Other fees...........................................       22,558
                                                             ------------
        Total Expenses......................................      371,675
                                                             ------------
     Net Investment Loss....................................     (130,909)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments...................  (15,031,484)
       Net realized gains on futures contracts..............   16,665,691
       Net change in unrealized appreciation/(depreciation)
        on investments and futures contracts................      469,446
                                                             ------------
        Net realized and unrealized gains on investments
         and futures contracts..............................    2,103,653
                                                             ------------
     Change in Net Assets Resulting from Operations......... $  1,972,744
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund


 Statements of Changes in Net Assets
                                                                                                 For the           For the
                                                                                             six months ended    year ended
                                                                                              June 30, 2002   December 31, 2001
                                                                                             ---------------- -----------------
                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................  $    (130,909)    $      88,037
  Net realized losses on investments........................................................    (15,031,484)      (16,501,786)
  Net realized gains on futures contracts...................................................     16,665,691        18,096,269
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.        469,446          (115,300)
                                                                                              -------------     -------------
  Change in net assets resulting from operations............................................      1,972,744         1,567,220
                                                                                              -------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................    274,561,098       444,217,616
   Service Class............................................................................    389,796,130       582,182,355
  Cost of shares redeemed
   Investor Class...........................................................................   (264,510,021)     (445,992,969)
   Service Class............................................................................   (385,473,156)     (580,020,143)
                                                                                              -------------     -------------
  Change in net assets resulting from capital transactions..................................     14,374,051           386,859
                                                                                              -------------     -------------
  Change in net assets......................................................................     16,346,795         1,954,079
Net Assets:
  Beginning of period.......................................................................     11,253,844         9,299,765
                                                                                              -------------     -------------
  End of period.............................................................................  $  27,600,639     $  11,253,844
                                                                                              =============     =============
Share Transactions:
  Issued
   Investor Class...........................................................................      7,066,370        12,131,033
   Service Class............................................................................     10,368,869        15,659,377
  Redeemed
   Investor Class...........................................................................     (6,843,475)      (12,175,419)
   Service Class............................................................................    (10,240,254)      (15,597,331)
                                                                                              -------------     -------------
  Change in shares..........................................................................        351,510            17,660
                                                                                              =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                   Investor Class/(a)/
                                       --------------------------------------------------------------------------------------
                                            For the
                                          six months         For the          For the          For the          For the
                                             ended          year ended       year ended       year ended       year ended
                                           June 30,        December 31,     December 31,     December 31,     December 31,
                                             2002              2001             2000             1999             1998
                                       -----------        ------------     ------------     ------------     ------------
                                          (Unaudited)
Net Asset Value, Beginning of
 Period............................... $     37.43         $    32.75       $    30.18       $    39.88       $    50.00
                                       -----------         ----------       ----------       ----------       ----------
Investment Activities:
  Net investment income/(loss)........       (0.08)/(c)/         0.52/(c)/        1.09/(c)/        1.10/(c)/        1.47/(c)/
  Net realized and unrealized gains/
   (losses) on investments and
   futures contracts..................        5.17               4.16             3.84            (5.97)          (11.22)
                                       -----------         ----------       ----------       ----------       ----------
  Total income/(loss) from investment
   activities.........................        5.09               4.68             4.93            (4.87)           (9.75)
                                       -----------         ----------       ----------       ----------       ----------
Distributions to Shareholders
 From:
  Net investment income...............          --                 --            (2.36)           (4.83)           (0.37)
  Net realized gains on investments
   and futures contracts..............          --                 --               --               --               --/(d)/
                                       -----------         ----------       ----------       ----------       ----------
  Total distributions.................          --                 --            (2.36)           (4.83)           (0.37)
                                       -----------         ----------       ----------       ----------       ----------
Net Asset Value, End of Period........ $     42.52         $    37.43       $    32.75       $    30.18       $    39.88
                                       ===========         ==========       ==========       ==========       ==========
Total Return..........................       13.60%/(e)/        14.29%           16.41%          (12.32)%         (19.46)%
Ratios/Supplemental Data:
Net assets, end of period............. $19,129,802         $8,498,343       $8,888,800       $2,330,573       $4,166,787
Ratio of expenses to average net
 assets...............................        1.91%/(f)/         1.88%            1.84%            1.40%            1.54%
Ratio of net investment income/(loss)
 to average net assets................       (0.43)%/(f)/        1.41%            3.43%            2.86%            3.12%
Ratio of expenses to average net
 assets*..............................        1.91%/(f)/         1.96%            2.19%            1.68%            3.26%
Portfolio turnover/(g)/...............          --               1299%            1299%            1215%              --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                          For the period
                                       December 30, 1997/(b)/
                                              through
                                         December 31, 1997
                                       ---------------------

Net Asset Value, Beginning of
 Period...............................      $    50.00
                                            ----------
Investment Activities:
  Net investment income/(loss)........              --
  Net realized and unrealized gains/
   (losses) on investments and
   futures contracts..................              --
                                            ----------
  Total income/(loss) from investment
   activities.........................              --
                                            ----------
Distributions to Shareholders
 From:
  Net investment income...............              --
  Net realized gains on investments
   and futures contracts..............              --
                                            ----------
  Total distributions.................              --
                                            ----------
Net Asset Value, End of Period........      $    50.00
                                            ==========
Total Return..........................              --/(e)/
Ratios/Supplemental Data:
Net assets, end of period.............      $2,516,412
Ratio of expenses to average net
 assets...............................              --/(f)/
Ratio of net investment income/(loss)
 to average net assets................              --/(f)/
Ratio of expenses to average net
 assets*..............................          325.97%/(f)/
Portfolio turnover/(g)/...............              --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Amount is less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights, continued
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.

                                                                           Service Class/(a)/
                               ------------------------------------------------------------------------------------
                                    For the
                                  six months         For the         For the          For the         For the
                                     ended          year ended      year ended       year ended      year ended
                                   June 30,        December 31,    December 31,     December 31,    December 31,
                                     2002              2001            2000             1999            1998
                               -----------       ------------      ------------    ------------     ------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    36.92         $    32.62         $  29.86       $    39.76        $  50.00
                               ----------         ----------         --------       ----------        --------
Investment Activities:
 Net investment income/(loss).      (0.26)/(c)/        (0.12)/(c)/       0.75/(c)/        0.63/(c)/       0.87/(c)/
 Net realized and unrealized
   gains/ (losses) on
   investments and futures
   contracts..................       5.02               4.42             3.87            (5.92)         (10.88)
                               ----------         ----------         --------       ----------        --------
 Total income/(loss) from
   investment activities......       4.76               4.30             4.62            (5.29)         (10.01)
                               ----------         ----------         --------       ----------        --------
Distributions to Shareholders
 From:........................
 Net investment income........         --                 --            (1.86)           (4.61)          (0.23)
 Net realized gains on
   investments and futures
   contracts..................         --                 --               --               --              --/(d)/
                               ----------         ----------         --------       ----------        --------
 Total distributions..........         --                 --            (1.86)           (4.61)          (0.23)
                               ----------         ----------         --------       ----------        --------
Net Asset Value, End of Period $    41.68         $    36.92         $  32.62       $    29.86        $  39.76
                               ==========         ==========         ========       ==========        ========
Total Return..................      12.89%/(e)/        13.18%           15.54%          (13.32)%        (20.04)%
Ratios/Supplemental Data:
Net assets, end of period..... $8,470,837         $2,755,501         $410,965       $1,095,326        $379,670
Ratio of expenses to average
 net assets...................       2.91%/(f)/         2.95%            2.83%            2.23%           2.49%
Ratio of net investment
 income/(loss) to average net
 assets.......................      (1.38)%/(f)/       (0.32)%           2.43%            1.69%           1.90%
Ratio of expenses to average
 net assets*..................       2.91%/(f)/         3.03%            3.18%            2.91%           4.09%
Portfolio turnover/(g)/.......         --               1299%            1299%            1215%             --

 Financial Highlights, continued
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.




                                  For the period
                               December 30, 1997/(b)/
                                      though
                                 December 31, 1997
                               ---------------------

Net Asset Value, Beginning of
 Period.......................        $50.00
                                      ------
Investment Activities:
 Net investment income/(loss).            --
 Net realized and unrealized
   gains/ (losses) on
   investments and futures
   contracts..................            --
                                      ------
 Total income/(loss) from
   investment activities......            --
                                      ------
Distributions to Shareholders
 From:........................
 Net investment income........            --
 Net realized gains on
   investments and futures
   contracts..................            --
                                      ------
 Total distributions..........            --
                                      ------
Net Asset Value, End of Period        $50.00
                                      ======
Total Return..................            --/(e)/
Ratios/Supplemental Data:
Net assets, end of period.....        $   10
Ratio of expenses to average
 net assets...................            --/(f)/
Ratio of net investment
 income/(loss) to average net
 assets.......................            --/(f)/
Ratio of expenses to average
 net assets*..................        326.97%/(f)/
Portfolio turnover/(g)/.......            --

------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Amount is less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Short Small-Cap ProFund                  Investments
             (Unaudited)                            June 30, 2002


         Options Purchased (0.0%)
                                               Contracts     Value
                                              ----------- ------------
        Russell Call Option expiring
         July 2002 @ $900....................     20      $        100
                                                          ------------
        TOTAL OPTIONS PURCHASED..............                      100
                                                          ------------
         Federal Home Loan Bank (32.9%)
                                               Principal
                                                Amount
                                              -----------
        Federal Home Loan Bank,
         1.35%, 07/01/02..................... $34,457,000   34,453,124
                                                          ------------
        TOTAL FEDERAL HOME LOAN
         BANK................................               34,453,124
                                                          ------------
         Repurchase Agreement (9.5%)
        State Street Bank, 1.60%, 07/01/02,
         dated 06/28/02, with maturity value
         of $10,001,333 (Fully collateralized
         by various U.S. Government
         Securities).........................  10,000,000   10,000,000
                                                          ------------
        TOTAL REPURCHASE
         AGREEMENT...........................               10,000,000
                                                          ------------
        TOTAL INVESTMENTS
         (Cost $44,457,350)/(a)/--42.4%......               44,453,224
        Other assets in excess of
         liabilities--57.6%..................               60,395,191
                                                          ------------
        NET ASSETS--100.0%...................             $104,848,415
                                                          ============
         Futures Contracts Sold
                                                           Unrealized
                                               Contracts      Loss
                                              ----------- ------------
        Russell 2000 Future Contract expiring
         September 2002 (Underlying face
         amount at value $1,147,280).........      3      $       (505)

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                       Unrealized appreciation.. $     0
                       Unrealized depreciation..  (4,126)
                                                 -------
                       Net unrealized
                        depreciation............ $(4,126)
                                                 =======

              See accompanying notes to the financial statements.

PROFUNDS
Short Small-Cap ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $34,457,350)........... $ 34,453,224
        Repurchase agreements, at amortized cost...........   10,000,000
                                                            ------------
         Total Investments.................................   44,453,224
        Cash...............................................       19,505
        Interest receivable................................        1,333
        Receivable for capital shares issued...............   60,784,174
        Prepaid expenses...................................        6,479
                                                            ------------
         Total Assets......................................  105,264,715
                                                            ------------
      Liabilities:
        Unrealized depreciation on swap contracts..........      372,244
        Advisory fees payable..............................       29,223
        Management services fees payable...................        5,845
        Distribution and service fees payable--Service
         Class.............................................        6,457
        Other accrued expenses.............................        2,531
                                                            ------------
         Total Liabilities.................................      416,300
                                                            ------------
      Net Assets........................................... $104,848,415
                                                            ============
      Net Assets consist of:
        Capital............................................ $104,469,606
        Accumulated net investment loss....................          (32)
        Accumulated net realized gains on investments
         futures contracts and swap contracts..............      755,716
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap contracts.     (376,875)
                                                            ------------
      Net Assets........................................... $104,848,415
                                                            ============
      Investor Class:
        Net Assets......................................... $104,460,530
        Shares of Beneficial Interest Outstanding..........    3,202,334
        Net Asset Value (offering and redemption price per
         share)............................................ $      32.62
                                                            ============
      Service Class:
        Net Assets......................................... $    387,885
        Shares of Beneficial Interest Outstanding..........       11,917
        Net Asset Value (offering and redemption price per
         share)............................................ $      32.55
                                                            ============

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Interest................................................ $  77,851
                                                                ---------
     Expenses:
       Advisory fees...........................................    37,727
       Management services fees................................     7,545
       Administration fees.....................................       191
       Distribution service fees--Service Class................     8,374
       Transfer agent fees.....................................     1,174
       Registration and filing fees............................    11,533
       Custody fees............................................     2,905
       Fund accounting fees....................................       757
       Other fees..............................................     7,677
                                                                ---------
        Total Expenses.........................................    77,883
                                                                ---------
     Net Investment Loss.......................................       (32)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized gains on investments and swap contracts....   777,881
       Net realized losses on futures contracts................   (22,165)
       Net change in unrealized appreciation/(depreciation) on
        investments, futures contracts and swap contracts......  (376,875)
                                                                ---------
        Net realized and unrealized gains on investments,
         futures contracts and swap contracts..................   378,841
                                                                ---------
     Change Net Assets Resulting from Operations............... $ 378,809
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Short Small-Cap ProFund

 Statement of Changes in Net Assets
                                                                                                             For the period
                                                                                                             May 1, 2002/(a)/
                                                                                                                 through
                                                                                                              June 30, 2002
                                                                                                             ---------------
                                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.......................................................................................  $         (32)
  Net realized gains on investments and swap contracts......................................................        777,881
  Net realized losses on futures contracts..................................................................        (22,165)
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts.       (376,875)
                                                                                                              -------------
  Change in net assets resulting from operations............................................................        378,809
                                                                                                              -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................................    544,488,372
   Service Class............................................................................................     40,825,061
  Cost of shares redeemed
   Investor Class...........................................................................................   (439,793,735)
   Service Class............................................................................................    (41,050,092)
                                                                                                              -------------
  Change in net assets resulting from capital transactions..................................................    104,469,606
                                                                                                              -------------
  Change in net assets......................................................................................    104,848,415
Net Assets:
  Beginning of period.......................................................................................             --
                                                                                                              -------------
  End of period.............................................................................................  $ 104,848,415
                                                                                                              =============
Share Transactions:
  Issued
   Investor Class...........................................................................................     17,019,750
   Service Class............................................................................................      1,278,484
  Redeemed
   Investor Class...........................................................................................    (13,817,416)
   Service Class............................................................................................     (1,266,567)
                                                                                                              -------------
  Change in shares..........................................................................................      3,214,251
                                                                                                              =============

------
/(a)/Commencementof operations.

              See accompanying notes to the financial statements.

PROFUNDS
Short Small-Cap ProFund
(Unaudited)

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                    Investor Class      Service Class
                                                   ---------------     ---------------
                                                    For the period     For the period
                                                    May 1, 2002/(a)/   May 1, 2002/(a)/
                                                        through            through
                                                     June 30, 2002      June 30, 2002
                                                   ---------------     ---------------
Net Asset Value, Beginning of Period..............  $      30.00          $  30.00
                                                    ------------          --------
Investment Activities:
 Net investment income/(loss).....................          0.01/(b)/        (0.04)/(b)/
 Net realized and unrealized gains on
   investments, futures contracts and swap
   contracts......................................          2.61              2.59
                                                    ------------          --------
 Total income from investment activities..........          2.62              2.55
                                                    ------------          --------
Net Asset Value, End of Period....................  $      32.62          $  32.55
                                                    ============          ========
Total Return......................................          8.73%/(c)/        8.50%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.........................  $104,460,530          $387,885
Ratio of expenses to average net assets...........          1.38%/(d)/        2.38%/(d)/
Ratio of net investment income/(loss) to average
 net assets.......................................          0.17%/(d)/       (0.83)%/(d)/
Portfolio turnover/(e)/...........................            --                --

------
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Short OTC ProFund                        Investments
             (Unaudited)                            June 30, 2002

          Options Purchased (0.0%)
                                                Contracts    Value
                                                ---------- ----------
         NASDAQ Call Option expiring July 2002
          @ $3400..............................     20     $       60
                                                           ----------
         TOTAL OPTIONS PURCHASED...............                    60
                                                           ----------
          Federal Home Loan Bank (99.5%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank, 1.35%,
          07/01/02............................. $4,423,000  4,422,502
                                                           ----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................             4,422,502
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $4,423,150) (a)--99.5%.........             4,422,562
         Other assets in excess of
          liabilities--0.5%....................                20,407
                                                           ----------
         NET ASSETS--100.0%....................            $4,442,969
                                                           ==========
          Futures Contracts Sold
                                                           Unrealized
                                                Contracts    (Loss)
                                                ---------- ----------
         NASDAQ Future Contract expiring
          September 2002 (Underlying face
          amount at value $948,600)............     9      $   (2,345)
          Futures Contracts Purchased
                                                           Unrealized
                                                              Gain
                                                           ----------
         E-mini NASDAQ Future Contract expiring
          September 2002 (Underlying face
          amount at value 126,480).............     6      $    1,560

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                          Unrealized
                           appreciation....... $ 205
                          Unrealized
                           depreciation.......  (793)
                                               -----
                          Net unrealized
                           depreciation....... $(588)
                                               =====

              See accompanying notes to the financial statements.

PROFUNDS
Short OTC ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $4,423,150).............. $4,422,562
        Cash.................................................      8,979
        Variation margin on futures contracts................         70
        Prepaid and other expenses...........................     22,724
                                                              ----------
         Total Assets........................................  4,454,335
                                                              ----------
      Liabilities:
        Unrealized depreciation on swap contracts............      2,630
        Advisory fees payable................................      4,435
        Management services fees payable.....................        887
        Distribution and service fees payable--Service Class.      3,414
                                                              ----------
         Total Liabilities...................................     11,366
                                                              ----------
      Net Assets............................................. $4,442,969
                                                              ==========
      Net Assets consist of:
        Capital.............................................. $3,187,728
        Accumulated net investment loss......................     (4,573)
        Accumulated net realized gains on investments,
         futures contracts and swap contracts................  1,263,817
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap contracts...     (4,003)
                                                              ----------
      Net Assets............................................. $4,442,969
                                                              ==========
      Investor Class:
        Net Assets........................................... $3,758,264
        Shares of Beneficial Interest Outstanding............    106,914
        Net Asset Value (offering and redemption price per
         share).............................................. $    35.15
                                                              ==========
      Service Class:
        Net Assets........................................... $  684,705
        Shares of Beneficial Interest Outstanding............     19,510
        Net Asset Value (offering and redemption price per
         share).............................................. $    35.10
                                                              ==========

       Statement of Operations
                   For the period May 1, 2002/(a)/ through June 30, 2002
      Investment Income:
        Interest............................................. $   13,455
                                                              ----------
      Expenses:
        Advisory fees........................................      6,598
        Management services fees.............................      1,320
        Administration fees..................................      1,257
        Distribution and service fees--Service Class.........      4,941
        Transfer agent fees..................................        650
        Registration and filing fees.........................        972
        Custody fees.........................................        739
        Fund accounting fees.................................        425
        Other fees...........................................      1,126
                                                              ----------
         Total Expenses......................................     18,028
                                                              ----------
      Net Investment Loss....................................     (4,573)
                                                              ----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains on investments and swap contracts.  1,212,177
        Net realized gains on futures contracts..............     51,640
        Net change in unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................     (4,003)
                                                              ----------
         Net realized and unrealized gains on investments
          and futures contracts..............................  1,259,814
                                                              ----------
      Change in Net Assets Resulting from Operations......... $1,255,241
                                                              ==========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Short OTC ProFund

 Statement of Changes in Net Assets
                                                                                                             For the period
                                                                                                             May 1, 2002/(a)/
                                                                                                                 through
                                                                                                              June 30, 2002
                                                                                                             ---------------
                                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.......................................................................................  $     (4,573)
  Net realized gains on investments and swap contracts......................................................     1,212,177
  Net realized gains on futures contracts...................................................................        51,640
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts.        (4,003)
                                                                                                              ------------
  Change in net assets resulting from operations............................................................     1,255,241
                                                                                                              ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................................    24,581,277
   Service Class............................................................................................    10,897,695
  Cost of shares redeemed...................................................................................
   Investor Class...........................................................................................   (21,532,682)
   Service Class............................................................................................   (10,758,562)
                                                                                                              ------------
  Change in net assets resulting from capital transactions..................................................     3,187,728
                                                                                                              ------------
  Change in net assets......................................................................................     4,442,969
Net Assets:
  Beginning of period.......................................................................................            --
                                                                                                              ------------
  End of period.............................................................................................  $  4,442,969
                                                                                                              ============
Share Transactions:
  Issued
   Investor Class...........................................................................................       767,773
   Service Class............................................................................................       345,964
  Redeemed
   Investor Class...........................................................................................      (660,859)
   Service Class............................................................................................      (326,454)
                                                                                                              ------------
  Change in shares..........................................................................................       126,424
                                                                                                              ============

------
/(a)/Commencementof operations.

              See accompanying notes to the financial statements.

PROFUNDS
Short OTC ProFund
(Unaudited)

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                            Investor Class
                                                                                          ---------------
                                                                                            For the period
                                                                                            May 1, 2002/(a)/
                                                                                                through
                                                                                             June 30, 2002
                                                                                          ---------------
Net Asset Value, Beginning of Period.....................................................   $    30.00
                                                                                            ----------
Investment Activities:
  Net investment income/(loss)...........................................................           --/(b), (c)/
  Net realized and unrealized gains on investments, futures contracts and swap contracts.         5.15
                                                                                            ----------
  Total income from investment activities................................................         5.15
                                                                                            ----------
Net Asset Value, End of Period...........................................................   $    35.15
                                                                                            ==========
Total Return.............................................................................        17.17%/(d)/
Ratios/Supplemental Data:
Net assets, end of period................................................................   $3,758,264/(e)/
Ratio of expenses to average net assets..................................................         1.49%/(e)/
Ratio of net investment income/(loss) to average net assets..............................         0.03%/(e)/
Portfolio turnover/(f)/..................................................................           --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                           Service Class
                                                                                          ---------------
                                                                                          For the period
                                                                                          May 1, 2002/(a)/
                                                                                              through
                                                                                           June 30, 2002
                                                                                          ---------------
Net Asset Value, Beginning of Period.....................................................    $  30.00
                                                                                             --------
Investment Activities:
  Net investment income/(loss)...........................................................       (0.05)/(b)/
  Net realized and unrealized gains on investments, futures contracts and swap contracts.        5.15
                                                                                             --------
  Total income from investment activities................................................        5.10
                                                                                             --------
Net Asset Value, End of Period...........................................................    $  35.10
                                                                                             ========
Total Return.............................................................................       17.00%/(d)/
Ratios/Supplemental Data:
Net assets, end of period................................................................    $684,705/(e)/
Ratio of expenses to average net assets..................................................        2.49%/(e)/
Ratio of net investment income/(loss) to average net assets..............................       (0.95)%/(e)/
Portfolio turnover/(f)/..................................................................          --

------
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Rising Rates Opportunity                 Investments
             ProFund                                June 30, 2002
             (Unaudited)

         Federal Home Loan Bank (23.6%)
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
        Federal Home Loan Bank,
         1.35%, 07/01/02........................... $274,000  $  273,969
        Federal Home Loan Bank,
         1.60%, 07/10/02...........................  465,000     464,752
                                                              ----------
        TOTAL FEDERAL HOME LOAN BANK...............              738,721
                                                              ----------
         Federal Home Loan Mortgage Corporation (8.7%)
        Federal Home Loan Mortgage Corporation,
         1.35%, 07/01/02...........................  274,000     273,969
                                                              ----------
        TOTAL FEDERAL HOME LOAN
         MORTGAGE CORPORATION......................              273,969
                                                              ----------
         Federal National Mortgage Association (23.7%)
        Federal National Mortgage Association,
         1.35%, 07/01/02...........................  274,000     273,969
        Federal National Mortgage Association,
         1.60%, 07/03/02...........................  465,000     464,898
                                                              ----------
        TOTAL FEDERAL NATIONAL
         MORTGAGE ASSOCIATION......................              738,867
                                                              ----------
         Student Loan Marketing Association (8.7%)
        Student Loan Marketing Association,
         1.35%, 07/01/02...........................  274,000     273,969
                                                              ----------
        TOTAL STUDENT LOAN MARKETING
         ASSOCIATION...............................              273,969
                                                              ----------
         U.S. Treasury Bills (14.8%)
        U.S. Treasury Bills, 1.30%, 07/05/02.......  465,000     464,882
                                                              ----------
        TOTAL U.S. TREASURY BILLS..................              464,882
                                                              ----------
         Repurchase Agreement (19.9%)
        State Street Bank, 1.60%, 07/01/02, dated
         06/28/02, with maturity value of $623,083
         (Fully collateralized by various U.S.
         Government Securities)....................  623,000     623,000
                                                              ----------
        TOTAL REPURCHASE AGREEMENT.................              623,000
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $3,113,706)/(a)/--99.4%.............            3,113,408
        Other assets in excess of liabilities--0.6%               19,525
                                                              ----------
        NET ASSETS--100.0%.........................           $3,132,933
                                                              ==========

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                       Unrealized appreciation.... $   0
                       Unrealized depreciation....  (298)
                                                   -----
                       Net unrealized depreciation $(298)
                                                   =====

              See accompanying notes to the financial statements.

PROFUNDS
Rising Rates Opportunity ProFund
(Unaudited)

     Statement of Assets and Liabilities
                                                               June 30, 2002
    Assets:
     Investments, at value (cost $2,490,706).................... $2,490,408
     Repurchase agreements, at amortized cost...................    623,000
                                                                 ----------
       Total Investments........................................  3,113,408
     Cash.......................................................      3,385
     Interest receivable........................................         83
     Prepaid and other expenses.................................     25,326
                                                                 ----------
       Total Assets.............................................  3,142,202
                                                                 ----------
    Liabilities:
     Unrealized depreciation on swap contracts..................      6,860
     Advisory fees payable......................................      1,860
     Management services fees payable...........................        372
     Distribution and service fees payable--Service Class.......        177
                                                                 ----------
       Total Liabilities........................................      9,269
                                                                 ----------
    Net Assets.................................................. $3,132,933
                                                                 ==========
    Net Assets consist of:
     Capital.................................................... $3,295,885
     Accumulated net investment loss............................       (402)
     Accumulated net realized losses on investments and swap
       contracts................................................   (155,392)
     Net unrealized appreciation/(depreciation) on investments
       and swap contracts.......................................     (7,158)
                                                                 ----------
    Net Assets.................................................. $3,132,933
                                                                 ==========
    Investor Class:
     Net Assets................................................. $2,805,897
     Shares of Beneficial Interest Outstanding..................     95,750
     Net Asset Value (offering and redemption price per share).. $    29.30
                                                                 ==========
    Service Class:
     Net Assets................................................. $  327,036
     Shares of Beneficial Interest Outstanding..................     11,153
     Net Asset Value (offering and redemption price per share).. $    29.32
                                                                 ==========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Interest................................................ $   5,722
                                                                ---------
     Expenses:
       Advisory fees...........................................     2,837
       Management services fees................................       567
       Administration fees.....................................        80
       Distribution and service fees--Service Class............       180
       Transfer agent fees.....................................       160
       Registration and filing fees............................     1,679
       Custody fees............................................       282
       Fund accounting fees....................................        47
       Other fees..............................................       292
                                                                ---------
        Total Expenses.........................................     6,124
                                                                ---------
     Net Investment Loss.......................................      (402)
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments and swap
        contracts..............................................  (155,392)
       Net change in unrealized appreciation/(depreciation) on
        investments and swap contracts.........................    (7,158)
                                                                ---------
        Net realized and unrealized losses on investments
         and swap contracts....................................  (162,550)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(162,952)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Rising Rates Opportunity ProFund

 Statement of Changes in Net Assets
                                                                       For the period
                                                                       May 1, 2002/(a)/
                                                                           through
                                                                        June 30, 2002
                                                                       ---------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
 Net investment loss..................................................   $      (402)
 Net realized losses on investments and swap contracts................      (155,392)
 Net change in unrealized appreciation/(depreciation) on investments
   and swap contracts.................................................        (7,158)
                                                                         -----------
 Change in net assets resulting from operations.......................      (162,952)
                                                                         -----------
Capital Transactions:
 Proceeds from shares issued
   Investor Class.....................................................     7,270,519
   Service Class......................................................       747,175
 Cost of shares redeemed
   Investor Class.....................................................    (4,310,285)
   Service Class......................................................      (411,524)
                                                                         -----------
 Change in net assets resulting from capital transactions.............     3,295,885
                                                                         -----------
 Change in net assets.................................................     3,132,933
Net Assets:
 Beginning of period..................................................            --
                                                                         -----------
 End of period........................................................   $ 3,132,933
                                                                         ===========
Share Transactions:
 Issued
   Investor Class.....................................................       240,960
   Service Class......................................................        25,063
 Redeemed
   Investor Class.....................................................      (145,210)
   Service Class......................................................       (13,910)
                                                                         -----------
 Change in shares.....................................................       106,903
                                                                         ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Rising Rates Opportunity ProFund
(Unaudited)

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                         Investor Class      Service Class
                                                                        ---------------     ---------------
                                                                         For the period     For the period
                                                                        May 1, 2002/(a)/    May 1, 2002/(a)/
                                                                             through            through
                                                                          June 30, 2002      June 30, 2002
                                                                        ---------------     ---------------
Net Asset Value, Beginning of Period...................................   $    30.00           $  30.00
                                                                          ----------           --------
Investment Activities:
  Net investment loss..................................................           --/(b)/         (0.05)/(b)/
  Net realized and unrealized losses on investments and swap contracts.        (0.70)             (0.63)
                                                                          ----------           --------
  Total loss from investment activities................................        (0.70)             (0.68)
                                                                          ----------           --------
Net Asset Value, End of Period.........................................   $    29.30           $  29.32
                                                                          ==========           ========
Total Return...........................................................        (2.33)%/(c)/       (2.27)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period..............................................   $2,805,897           $327,036
Ratio of expenses to average net assets................................         1.57%/(d)/         2.57%/(d)/
Ratio of net investment loss to average net assets.....................        (0.06)%/(d)/       (1.06)%/(d)/
Portfolio turnover/(e)/................................................           --                 --

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBear ProFund                        Investments
             (Unaudited)                            June 30, 2002

         Options Purchased (19.8%)
                                                Contracts      Value
                                               ----------- ------------
        S&P 500 Call Option expiring July 2002
         @ 1400...............................     755     $      7,550
        S&P 500 Call Option expiring July 2002
         @ 1325...............................     50               500
        S&P 500 Call Option expiring July 2002
         @ 1350...............................     60               600
        S&P 500 Call Option expiring July 2002
         @ 1375...............................     50               375
        S&P 500 Put Option expiring August
         2002 @ 1800..........................     80        16,200,000
                                                           ------------
        TOTAL OPTIONS PURCHASED...............               16,209,025
                                                           ------------
         Federal Home Loan Bank (71.1%)
                                                Principal
                                                 Amount
                                               -----------
        Federal Home Loan Bank
         1.35%, 07/01/02...................... $58,308,000   58,301,440
                                                           ------------
        TOTAL FEDERAL HOME LOAN
         BANK.................................               58,301,440
                                                           ------------
         Repurchase Agreement (26.1%)
        State Street Bank, 1.60%, 07/01/02,
         dated 06/28/02, with maturity value
         of $21,402,853 (Fully collateralized
         by various U.S. Government
         Securities)..........................  21,400,000   21,400,000
                                                           ------------
        TOTAL REPURCHASE
         AGREEMENT............................               21,400,000
                                                           ------------
        TOTAL INVESTMENTS
         (Cost $95,324,611)/(a)/--117.0%......               95,910,465
        Liabilities in excess of other
         assets--(17.0)%......................              (13,927,222)
                                                           ------------
        NET ASSETS--100.0%....................             $ 81,983,243
                                                           ============

          Future Contracts Sold
                                                           Unrealized
                                                 Contracts    Gain
                                                 --------- ----------
         S&P 500 Future Contract expiring
          September 2002 (Underlying face
          amount at value $144,292,500).........    583    $1,907,192

          Future Contracts Purchased
                                                           Unrealized
                                                             (Loss)
                                                           ----------
         E-mini S&P 500 Future Contract expiring
          September 2002 (Underlying face
          amount at value $198,000).............     4     $   (6,121)

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 965,155
                     Unrealized depreciation....  (379,301)
                                                 ---------
                     Net unrealized appreciation $ 585,854
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $73,924,611)........... $ 74,510,465
        Repurchase agreement, at amortized cost............   21,400,000
                                                            ------------
         Total Investments.................................   95,910,465
        Interest receivable................................        2,853
        Variation margin on futures contracts..............      412,393
        Deferred organization costs........................          763
        Prepaid expenses...................................        3,835
                                                            ------------
         Total Assets......................................   96,330,309
                                                            ------------
      Liabilities:
        Payable to custodian...............................       85,552
        Payable for capital shares redeemed................   14,063,232
        Advisory fees payable..............................       66,411
        Management services fees payable...................       13,282
        Administration fees payable........................        4,885
        Distribution and service fees payable--Service
         Class.............................................       90,628
        Other accrued expenses.............................       23,076
                                                            ------------
         Total Liabilities.................................   14,347,066
                                                            ------------
      Net Assets........................................... $ 81,983,243
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 95,520,831
        Accumulated net investment loss....................     (202,681)
        Accumulated net realized losses on investments
         and futures contracts.............................  (15,821,832)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    2,486,925
                                                            ------------
      Net Assets........................................... $ 81,983,243
                                                            ============
      Investor Class:
        Net Assets......................................... $ 65,479,351
        Shares of Beneficial Interest Outstanding..........    1,694,800
        Net Asset Value (offering and redemption price per
         share)............................................ $      38.64
                                                            ============
      Service Class:
        Net Assets......................................... $ 16,503,892
        Shares of Beneficial Interest Outstanding..........      419,671
        Net Asset Value (offering and redemption price per
         share)............................................ $      39.33
                                                            ============

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Interest............................................. $    556,311
                                                             ------------
     Expenses:
       Advisory fees........................................      307,142
       Management services fees.............................       61,429
       Administration fees..................................       25,684
       Distribution and service fees--Service Class.........       39,051
       Transfer agent fees..................................      137,778
       Registration and filing fees.........................       58,943
       Custody fees.........................................       32,462
       Fund accounting fees.................................       36,783
       Other fees...........................................       63,826
                                                             ------------
        Total Expenses......................................      763,098
                                                             ------------
     Net Investment Loss....................................     (206,787)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments...................  (67,104,589)
       Net realized gains on futures contracts..............   88,061,362
       Net change in unrealized appreciation/(depreciation)
        on investments and futures contracts................    4,485,839
                                                             ------------
        Net realized and unrealized gains on investments
         and futures contracts..............................   25,442,612
                                                             ------------
     Change in Net Assets Resulting from Operations......... $ 25,235,825
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Statements of Changes in Net Assets
                                                  For the           For the
                                              six months ended    year ended
                                               June 30, 2002   December 31, 2001
                                              ---------------- -----------------
                                                (Unaudited)
From Investment Activities:
Operations:
 Net investment income/(loss)................  $    (206,787)   $       511,314
 Net realized losses on investments..........    (67,104,589)      (114,393,589)
 Net realized gains on futures contracts.....     88,061,362        123,551,463
 Net change in unrealized
   appreciation/(depreciation) on
   investments and futures contracts.........      4,485,839         (2,710,160)
                                               -------------    ---------------
 Change in net assets resulting from
   operations................................     25,235,825          6,959,028
                                               -------------    ---------------
Distributions to Shareholders From:
 Net investment income
   Investor Class............................             --           (497,166)
   Service Class.............................             --            (11,957)
                                               -------------    ---------------
 Change in net assets resulting from
   distributions.............................             --           (509,123)
                                               -------------    ---------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class............................    960,481,939      1,067,453,875
   Service Class.............................     82,618,364         91,430,720
 Dividends reinvested
   Investor Class............................             --            417,534
   Service Class.............................             --             10,642
 Cost of shares redeemed
   Investor Class............................   (978,930,641)    (1,042,865,090)
   Service Class.............................    (73,149,212)       (94,049,316)
                                               -------------    ---------------
 Change in net assets resulting from capital
   transactions..............................     (8,979,550)        22,398,365
                                               -------------    ---------------
 Change in net assets........................     16,256,275         28,848,270
Net Assets:
 Beginning of period.........................     65,726,968         36,878,698
                                               -------------    ---------------
 End of period...............................  $  81,983,243    $    65,726,968
                                               =============    ===============
Share Transactions:
 Issued
   Investor Class............................     29,314,968         36,155,040
   Service Class.............................      2,387,136          3,093,948
 Reinvested
   Investor Class............................             --             13,895
   Service Class.............................             --                346
 Redeemed
   Investor Class............................    (29,643,847)       (35,360,839)
   Service Class.............................     (2,120,115)        (3,204,139)
                                               -------------    ---------------
 Change in shares............................        (61,858)           698,251
                                               =============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                            Investor Class/(a)/
                                -------------------------------------------------------------------------------------
                                     For the             For the          For the        For the         For the
                                 six months ended       year ended       year ended     year ended      year ended
                                     June 30,          December 31,     December 31,   December 31,    December 31,
                                       2002                2001             2000           1999            1998
                                ----------------     ------------     ------------     ------------  ------------
                                   (Unaudited)
Net Asset Value, Beginning
 of Period.....................   $     30.15        $     24.84      $     21.31      $     31.88   $     51.80
                                  -----------        -----------      -----------      -----------   -----------
Investment Activities:
  Net investment income/
   (loss)......................         (0.07)/(c)/         0.34/(c)/        0.75/(c)/        0.84          1.16/(c)/
  Net realized and unrealized
   gains/(losses) on
   investments and futures
   contracts...................          8.56               5.29             3.94           (10.55)       (21.04)
                                  -----------        -----------      -----------      -----------   -----------
  Total income/(loss) from
   investment activities.......          8.49               5.63             4.69            (9.71)       (19.88)
                                  -----------        -----------      -----------      -----------   -----------
Distributions to Shareholders
 From:
  Net investment income........            --              (0.32)           (1.16)           (0.86)        (0.04)
                                  -----------        -----------      -----------      -----------   -----------
  Total distributions..........            --              (0.32)           (1.16)           (0.86)        (0.04)
                                  -----------        -----------      -----------      -----------   -----------
Net Asset Value, End of
 Period........................   $     38.64        $     30.15      $     24.84      $     21.31   $     31.88
                                  ===========        ===========      ===========      ===========   ===========
Total Return...................         28.16%/(e)/        22.65%           22.15%          (30.54)%      (38.34)%
Ratios/Supplemental Data:
Net assets, end of period......   $65,479,351        $61,018,629      $30,196,323      $32,534,046   $27,939,876
Ratio of expenses to average
 net assets....................          1.77%/(f)/         1.79%            1.56%            1.41%         1.57%
Ratio of net investment income/
 (loss) to average net assets..         (0.41)%/(f)/        1.12%            3.38%            2.20%         2.73%
Ratio of expenses to average
 net assets*...................          1.77%/(f)/         1.79%            1.56%            1.43%         1.78%
Portfolio turnover/(g)/........            --               1299%            1300%            1137%           --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                   For the period
                                December 22, 1997/(b)/
                                       through
                                  December 31, 1997
                                ---------------------

Net Asset Value, Beginning
 of Period.....................      $    50.00
                                     ----------
Investment Activities:
  Net investment income/
   (loss)......................        6,082.50/(d)/
  Net realized and unrealized
   gains/(losses) on
   investments and futures
   contracts...................       (6,080.70)/(d)/
                                     ----------
  Total income/(loss) from
   investment activities.......            1.80
                                     ----------
Distributions to Shareholders
 From:
  Net investment income........              --
                                     ----------
  Total distributions..........              --
                                     ----------
Net Asset Value, End of
 Period........................      $    51.80
                                     ==========
Total Return...................            3.60%/(e)/
Ratios/Supplemental Data:
Net assets, end of period......      $       21
Ratio of expenses to average
 net assets....................            1.33%/(f)/
Ratio of net investment income/
 (loss) to average net assets..            2.97%/(f)/
Ratio of expenses to average
 net assets*...................           32.39%/(f)/
Portfolio turnover/(g)/........              --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial
 Highlights, continued
Selected data for a share
of beneficial interest
outstanding throughout
the periods indicated.

                                                                 Service Class/(a)/
                     -----------------------------------------------------------------------------------------------------
                          For the            For the          For the         For the        For the          For the period
                      six months ended      year ended       year ended      year ended     year ended     December 22, 1997/(b)/
                          June 30,         December 31,     December 31,    December 31,   December 31,           through
                            2002               2001             2000            1999           1998          December 31, 1997
                     ----------------     ------------     ------------     ------------  ------------     ---------------------
                        (Unaudited)
Net Asset Value,
 Beginning of Period   $     30.84         $    25.46       $    21.51       $    31.83    $    51.75             $50.00
                       -----------         ----------       ----------       ----------    ----------             ------
Investment
 Activities:
 Net investment
   income/(loss)....         (0.23)/(c)/         0.07/(c)/        0.54/(c)/        0.54          0.75/(c)/            --
 Net realized and
   unrealized
   gains/(losses)
   on investments
   and futures
   contracts........          8.72               5.37             4.03           (10.45)       (20.67)              1.75
                       -----------         ----------       ----------       ----------    ----------             ------
 Total
   income/(loss)
   from investment
   activities.......          8.49               5.44             4.57            (9.91)       (19.92)              1.75
                       -----------         ----------       ----------       ----------    ----------             ------
Distributions to
 Shareholders From:
 Net investment
   income...........            --              (0.06)           (0.62)           (0.41)           --                 --
                       -----------         ----------       ----------       ----------    ----------             ------
 Total distributions            --              (0.06)           (0.62)           (0.41)           --                 --
                       -----------         ----------       ----------       ----------    ----------             ------
Net Asset Value,
 End of Period......   $     39.33         $    30.84       $    25.46       $    21.51    $    31.83             $51.75
                       ===========         ==========       ==========       ==========    ==========             ======
Total Return........         27.53%/(d)/        21.39%           21.33%          (31.20)%      (38.45)%             3.50%/(d)/
Ratios/Supplemental
 Data:
Net assets, end of
 period.............   $16,503,892         $4,708,339       $6,682,375       $4,289,259    $3,012,328             $   10
Ratio of expenses
 to average net
 assets.............          2.77%/(e)/         2.80%            2.57%            2.41%         2.45%              1.33%/(e)/
Ratio of net
 investment income/
 (loss) to average
 net assets.........         (1.41)%/(e)/        0.25%            2.41%            1.21%         1.74%                --/(e)/
Ratio of expenses
 to average net
 assets*............          2.77%/(e)/         2.80%            2.57%            2.42%         2.74%             33.39%/(e)/
Portfolio
 turnover/(f)/......            --               1299%            1300%            1137%           --                 --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraShort OTC ProFund                   Investments
             (Unaudited)                            June 30, 2002


         Options Purchased (0.0%)
                                               Contracts      Value
                                              ------------ ------------
        NASDAQ Call Option expiring
         July 2002 @ $3400...................     150      $        450
                                                           ------------
        TOTAL OPTIONS PURCHASED..............                       450
                                                           ------------
         Federal Home Loan Bank (77.7%)
                                               Principal
                                                Amount
                                              ------------
        Federal Home Loan Bank,
         1.35%, 07/01/02..................... $104,823,000  104,811,207
                                                           ------------
        TOTAL FEDERAL HOME LOAN
         BANK................................               104,811,207
                                                           ------------
         Repurchase Agreement (22.4%)
        State Street Bank, 1.60%, 07/01/02,
         dated 06/28/02, with maturity value
         of $30,304,040 (Fully collateralized
         by various U.S. Government
         Securities).........................   30,300,000   30,300,000
                                                           ------------
        TOTAL REPURCHASE
         AGREEMENT...........................                30,300,000
                                                           ------------
        TOTAL INVESTMENTS
         (Cost $135,124,724)/(a)/--100.1%....               135,111,657
        Liabilities in excess of other
         assets--(0.1)%......................                  (124,336)
                                                           ------------
        NET ASSETS--100.0%...................              $134,987,321
                                                           ============
         Futures Contracts Sold
                                                            Unrealized
                                               Contracts       Loss
                                              ------------ ------------
        NASDAQ Future Contract expiring
         September 2002 (Underlying face
         amount at value $3,478,200).........      33      $       (215)

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                      Unrealized appreciation.. $      0
                      Unrealized depreciation..  (13,067)
                                                --------
                      Net unrealized
                       depreciation............ $(13,067)
                                                ========


              See accompanying notes to the financial statements.

             PROFUNDS
             UltraShort OTC ProFund
             (Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $104,824,724).......... $104,811,657
        Repurchase agreements, at amortized cost...........   30,300,000
                                                            ------------
         Total Investments.................................  135,111,657
        Cash...............................................      225,547
        Interest receivable................................        4,040
        Prepaid expenses...................................       20,163
                                                            ------------
         Total Assets......................................  135,361,407
                                                            ------------
      Liabilities:
        Unrealized depreciation on swap contracts..........      160,702
        Variation margin on futures contracts..............        3,977
        Advisory fees payable..............................       90,643
        Management services fees payable...................       18,129
        Administration fees payable........................        6,697
        Distribution and service fees payable--Service
         Class.............................................       64,293
        Other accrued expenses.............................       29,645
                                                            ------------
         Total Liabilities.................................      374,086
                                                            ------------
      Net Assets........................................... $134,987,321
                                                            ============
      Net Assets consist of:
        Capital............................................ $211,612,950
        Accumulated net investment loss....................      (52,262)
        Accumulated net realized losses on investments,
         futures contracts and swap contracts..............  (76,399,383)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................     (173,984)
                                                            ------------
      Net Assets........................................... $134,987,321
                                                            ============
      Investor Class:
        Net Assets......................................... $131,014,243
        Shares of Beneficial Interest Outstanding..........    1,853,783
        Net Asset Value (offering and redemption price per
         share)............................................ $      70.67
                                                            ============
      Service Class:
        Net Assets......................................... $  3,973,078
        Shares of Beneficial Interest Outstanding..........       53,844
        Net Asset Value (offering and redemption price per
         share)............................................ $      73.79
                                                            ============

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Interest............................................. $ 1,170,792
                                                              -----------
      Expenses:
        Advisory fees........................................     519,936
        Management services fees.............................     103,988
        Administration fees..................................      38,745
        Distribution and service fees--Service Class.........      38,815
        Transfer agent fees..................................     268,030
        Registration and filing fees.........................      60,472
        Custody fees.........................................      57,937
        Fund accounting fees.................................      61,077
        Other fees...........................................     107,367
                                                              -----------
         Total Expenses......................................   1,256,367
                                                              -----------
      Net Investment Loss....................................     (85,575)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains on investments and swap
         contracts...........................................  86,778,971
        Net realized losses on futures contracts.............    (102,928)
        Net change in unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................  (3,572,108)
                                                              -----------
         Net realized and unrealized gains on investments,
          futures contracts and swap contracts...............  83,103,935
                                                              -----------
      Change in Net Assets Resulting from Operations......... $83,018,360
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund


 Statements of Changes in Net Assets
                                                                            For the           For the
                                                                        six months ended    year ended
                                                                         June 30, 2002   December 31, 2001
                                                                          (Unaudited)
From Investment Activities:
Operations:
  Net investment income/(loss)......................................... $       (85,575)  $     1,199,794
  Net realized gains/(losses) on investments and swap contracts........      86,778,971       (67,482,110)
  Net realized gains/(losses) on futures contracts.....................        (102,928)       53,699,518
  Net change in unrealized appreciation/(depreciation) on investments,
   futures contracts and swap contracts................................      (3,572,108)       (1,246,733)
                                                                        ---------------   ---------------
  Change in net assets resulting from operations.......................      83,018,360       (13,829,531)
                                                                        ---------------   ---------------
Distributions to Shareholders From:
  Net investment income
   Investor Class......................................................              --        (5,286,132)
   Service Class.......................................................              --          (175,597)
                                                                        ---------------   ---------------
  Change in net assets resulting from distributions....................              --        (5,461,729)
                                                                        ---------------   ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class......................................................   1,331,421,243     1,260,783,983
   Service Class.......................................................      67,372,161        96,042,041
  Dividends reinvested
   Investor Class......................................................              --         4,758,414
   Service Class.......................................................              --           158,111
  Cost of shares redeemed
   Investor Class......................................................  (1,372,750,000)   (1,201,474,307)
   Service Class.......................................................     (70,207,017)      (95,289,115)
                                                                        ---------------   ---------------
  Change in net assets resulting from capital transactions.............     (44,163,613)       64,979,127
                                                                        ---------------   ---------------
  Change in net assets.................................................      38,854,747        45,687,867
Net Assets:
  Beginning of period..................................................      96,132,574        50,444,707
                                                                        ---------------   ---------------
  End of period........................................................ $   134,987,321   $    96,132,574
                                                                        ===============   ===============
Share Transactions:
  Issued
   Investor Class......................................................      27,342,616        26,410,756
   Service Class.......................................................       1,337,959         1,924,083
  Reinvested
   Investor Class......................................................              --           131,247
   Service Class.......................................................              --             4,081
  Redeemed
   Investor Class......................................................     (27,850,510)      (25,255,256)
   Service Class.......................................................      (1,373,668)       (1,867,691)
                                                                        ---------------   ---------------
  Change in shares.....................................................        (543,603)        1,347,220
                                                                        ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                  Investor Class/(a)/
                                         -------------------------------------------------------------------------------

                                              For the               For the             For the             For the
                                          six months ended        year ended          year ended          year ended
                                           June 30, 2002       December 31, 2001   December 31, 2000   December 31, 1999
                                         ----------------      -----------------   -----------------   -----------------
                                            (Unaudited)
Net Asset Value, Beginning of
 Period.................................   $      39.15           $     45.64         $     45.98         $    243.60
                                           ------------           -----------         -----------         -----------
Investment Activities:
  Net investment income/(loss)..........          (0.02)/(c)/            0.94/(c)/           0.89/(c)/           1.82
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts.........          31.54                 (4.47)               0.86             (197.61)
                                           ------------           -----------         -----------         -----------
  Total income/(loss) from investment
   activities...........................          31.52                 (3.53)               1.75             (195.79)
                                           ------------           -----------         -----------         -----------
Distributions to Shareholders From:
  Net investment income.................             --                 (2.96)              (2.09)              (1.83)
                                           ------------           -----------         -----------         -----------
  Total distributions...................             --                 (2.96)              (2.09)              (1.83)
                                           ------------           -----------         -----------         -----------
Net Asset Value, End of Period..........   $      70.67           $     39.15         $     45.64         $     45.98
                                           ============           ===========         ===========         ===========
Total Return............................          80.51%/(e)/           (7.36)%              4.25%             (80.36)%
Ratios/Supplemental Data:
Net assets, end of period...............   $131,014,243           $92,457,123         $49,063,476         $38,254,638
Ratio of expenses to average net
 assets.................................           1.75%/(f)/            1.78%               1.48%               1.44%
Ratio of net investment income/(loss) to
 average net assets.....................          (0.07)%/(f)/           1.95%               2.73%               2.18%
Ratio of expenses to average net
 assets*................................           1.75%/(f)/            1.78%               1.48%               1.45%
Portfolio turnover/(g)/.................
------                                               --                  1257%               1300%               1185%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                          For the period
                                         June 2, 1998/(b)/
                                              through
                                         December 31, 1998
                                         -----------------

Net Asset Value, Beginning of
 Period.................................    $    750.00
                                            -----------
Investment Activities:
  Net investment income/(loss)..........           3.90/(c)/
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts.........        (510.30)
                                            -----------
  Total income/(loss) from investment
   activities...........................        (506.40)
                                            -----------
Distributions to Shareholders From:
  Net investment income.................             --/(d)/
                                            -----------
  Total distributions...................             --
                                            -----------
Net Asset Value, End of Period..........    $    243.60
                                            ===========
Total Return............................         (67.48)%/(e)/
Ratios/Supplemental Data:
Net assets, end of period...............    $19,465,372
Ratio of expenses to average net
 assets.................................           1.83%/(f)/
Ratio of net investment income/(loss) to
 average net assets.....................           1.55%/(f)/
Ratio of expenses to average net
 assets*................................           1.98%/(f)/
Portfolio turnover/(g)/.................
------                                               --

*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjustedfor 1:5 reverse stock split that occurred on January 15, 1999.
             Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
/(b)/Commencementof operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Amountis less than $0.005.
/(e)/Notannualized.
/(f)/Annualized.
/(g)/Portfolioturnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund


                        Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                Service Class/(a)/
                                         ----------------------------------------------------------------------------

                                             For the               For the            For the            For the
                                         six months ended        year ended         year ended         year ended
                                          June 30, 2002       December 31, 2001  December 31, 2000  December 31, 1999
                                         ----------------     -----------------  -----------------  -----------------
                                           (Unaudited)
Net Asset Value, Beginning of
 Period.................................    $    41.04           $    47.50         $    46.37         $   243.60
                                            ----------           ----------         ----------         ----------
Investment Activities:
  Net investment income/(loss)..........         (0.27)/(c)/           0.33/(c)/          0.52/(c)/          1.11
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts.........         33.02                (4.37)              1.03            (197.45)
                                            ----------           ----------         ----------         ----------
  Total income/(loss) from investment
   activities...........................         32.75                (4.04)              1.55            (196.34)
                                            ----------           ----------         ----------         ----------
Distributions to Shareholders From:
  Net investment income.................            --                (2.42)             (0.42)             (0.89)
                                            ----------           ----------         ----------         ----------
  Total distributions...................            --                (2.42)             (0.42)             (0.89)
                                            ----------           ----------         ----------         ----------
Net Asset Value, End of Period..........    $    73.79           $    41.04         $    47.50         $    46.37
                                            ==========           ==========         ==========         ==========
Total Return............................         79.80%/(d)/          (8.21)%             3.42%            (80.62)%
Ratios/Supplemental Data:
Net assets, end of period...............    $3,973,078           $3,675,451         $1,381,231         $1,009,722
Ratio of expenses to average net
 assets.................................          2.75%/(e)/           2.92%              2.42%              2.45%
Ratio of net investment income/(loss) to
 average net assets.....................         (1.07)%/(e)/          0.66%              1.57%              1.21%
Ratio of expenses to average net
 assets*................................          2.75%/(e)/           2.92%              2.42%              2.46%
Portfolio turnover/(f)/.................            --                 1257%              1300%              1185%



                                          For the period
                                         June 2, 1998/(b)/
                                              through
                                         December 31, 1998
                                         -----------------

Net Asset Value, Beginning of
 Period.................................     $ 750.00
                                             --------
Investment Activities:
  Net investment income/(loss)..........         1.50/(c)/
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts.........      (507.90)
                                             --------
  Total income/(loss) from investment
   activities...........................      (506.40)
                                             --------
Distributions to Shareholders From:
  Net investment income.................           --
                                             --------
  Total distributions...................           --
                                             --------
Net Asset Value, End of Period..........     $ 243.60
                                             ========
Total Return............................       (67.50)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............     $855,392
Ratio of expenses to average net
 assets.................................         2.92%/(e)/
Ratio of net investment income/(loss) to
 average net assets.....................         0.54%/(e)/
Ratio of expenses to average net
 assets*................................         3.06%/(e)/
Portfolio turnover/(f)/.................           --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/ Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
    Adjusted for 1:15 reverse stock split that occurred on February 11, 2000. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Banks UltraSector ProFund                Investments
             (Unaudited)                            June 30, 2002


                Common Stocks (74.7%)
                                                 Shares  Value
                                                 ------ --------
               Amcore Financial, Inc............    36  $    834
               AmSouth Bancorp..................   540    12,085
               Anchor BanCorp Wisconsin, Inc....    36       868
               Associated Banc-Corp.............   108     4,073
               Astoria Financial Corp...........   132     4,231
               BancorpSouth, Inc................   108     2,182
               Bank of America Corp............. 2,256   158,731
               Bank of Hawaii Corp..............   108     3,024
               Bank of New York Co., Inc........ 1,068    36,045
               Bank One Corp.................... 1,716    66,032
               Banknorth Group, Inc.............   216     5,620
               Bay View Capital Corp.*..........    84       538
               BB&T Corp........................   708    27,329
               BSB Bancorp, Inc.................    12       320
               Charter One Financial, Inc.......   324    11,139
               Chittenden Corp..................    48     1,391
               Citizens Banking Corp............    60     1,739
               City National Corp...............    60     3,225
               Colonial BancGroup, Inc..........   168     2,520
               Comerica, Inc....................   264    16,210
               Commerce Bancorp, Inc............    96     4,243
               Commerce Bancshares, Inc.........    84     3,716
               Commercial Federal Corp..........    72     2,088
               Community First Bankshares, Inc..    60     1,565
               Compass Bancshares, Inc..........   192     6,451
               Cullen/Frost Bankers, Inc........    72     2,588
               Dime Community Bancshares, Inc...    36       817
               Downey Financial Corp............    36     1,703
               East-West Bancorp, Inc...........    36     1,243
               Fifth Third Bancorp..............   720    47,988
               First Midwest Bancorp, Inc.......    72     2,000
               First Sentinel Bancorp, Inc......    36       495
               First Tennessee National Corp....   180     6,894
               First Virginia Banks, Inc........    72     3,861
               FirstFed Financial Corp.*........    24       696
               FirstMerit Corp..................   120     3,310
               Fleet Boston Financial Corp...... 1,536    49,690
               Fulton Financial Corp............   156     2,953
               GBC Bancorp......................    12       347
               Golden State Bancorp, Inc........   168     6,090
               Golden West Financial Corp.......   192    13,206
               Greater Bay Bancorp..............    72     2,215
               GreenPoint Financial Corp........   120     5,892
               Harbor Florida Bancshares, Inc...    36       799
               Hibernia Corp....................   228     4,512
               Hudson City Bancorp, Inc.........   120     2,388
               Hudson United Bancorp............    72     2,056
               Huntington Bancshares, Inc.......   372     7,224
               Independence Community Bank Corp.    72     2,069
               IndyMac Bancorp, Inc.*...........    84     1,905
               J.P. Morgan Chase & Co........... 2,916    98,911
               KeyCorp..........................   624    17,035
               M&T Bank Corp....................   132    11,320
               MAF Bancorp, Inc.................    36     1,354
               Marshall & Ilsley Corp...........   288     8,908
               Mercantile Bankshares Corp.......   108     4,431
               National City Corp...............   768    25,536
               National Commerce Financial Corp.   300     7,890
               Net.B@nk, Inc.*..................    72       839
               New York Community Bancorp.......   144     3,902

            Common Stocks, continued
                                                    Shares   Value
                                                    ------ ----------
           North Fork Bancorp, Inc.................   240  $    9,554
           Northern Trust Corp.....................   300      13,218
           OceanFirst Financial Corp...............    12         290
           Old National Bancorp....................    84       2,138
           Pacific Northwest Bancorp...............    24         752
           Park National Corp......................    12       1,032
           People's Bank...........................    84       2,193
           PFF Bancorp, Inc........................    24         922
           PNC Financial Services Group............   420      21,958
           Popular, Inc............................   168       5,658
           Provident Bankshares Corp...............    36         853
           Provident Financial Group, Inc..........    48       1,392
           Regions Financial Corp..................   336      11,810
           Republic Bancorp, Inc...................    72       1,076
           Roslyn Bancorp, Inc.....................   120       2,620
           Silicon Valley Bancshares*..............    72       1,898
           Sky Financial Group, Inc................   108       2,284
           South Financial Group, Inc..............    60       1,345
           SouthTrust Corp.........................   504      13,164
           Southwest Bancorp of Texas, Inc.*.......    48       1,739
           Sovereign Bancorp, Inc..................   384       5,741
           Staten Island Bancorp, Inc..............    84       1,613
           Sterling Bancshares, Inc................    60         886
           SunTrust Banks, Inc.....................   360      24,379
           Synovus Financial Corp..................   384      10,568
           TCF Financial Corp......................   108       5,303
           Texas Regional Bancshares, Inc.--Class A    24       1,191
           Trustmark Corp..........................    84       2,146
           U.S. Bancorp............................ 2,808      65,567
           UCBH Holdings, Inc......................    24         912
           Union Planters Corp.....................   300       9,711
           UnionBanCal Corp........................    72       3,373
           United Bankshares, Inc..................    60       1,763
           Valley National Bancorp.................   144       4,003
           Wachovia Corp........................... 2,004      76,513
           Washington Federal, Inc.................    96       2,425
           Washington Mutual, Inc.................. 1,428      52,993
           Webster Financial Corp..................    72       2,753
           Wells Fargo & Co........................ 2,508     125,550
           Westamerica Bancorporation..............    48       1,899
           Whitney Holding Corp....................    60       1,844
           Wilmington Trust Corp...................    96       2,928
           Zions Bancorp...........................   132       6,877
                                                           ----------
           TOTAL COMMON STOCKS.....................         1,236,100
                                                           ----------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Banks UltraSector ProFund                Investments
             (Unaudited)                            June 30, 2002

         Federal Home Loan Bank (24.1%)
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
        Federal Home Loan Bank, 1.35%, 7/1/02...... $399,000  $  398,955
                                                              ----------
        TOTAL FEDERAL HOME LOAN BANK...............              398,955
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $1,506,121)/(a)/--98.8%.............            1,635,055
        Other assets in excess of liabilities--1.2%               20,010
                                                              ----------
        NET ASSETS--100%...........................           $1,655,065
                                                              ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $131,741
                     Unrealized depreciation....   (2,807)
                                                 --------
                     Net unrealized appreciation $128,934
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $1,506,121).............. $1,635,055
        Cash.................................................        952
        Dividends and interest receivable....................      7,035
        Receivable from Investment Advisor...................        394
        Prepaid and other expenses...........................     18,298
                                                              ----------
         Total Assets........................................  1,661,734
                                                              ----------
      Liabilities:
        Unrealized depreciation on swap contracts............      5,817
        Administration fees payable..........................        162
        Distribution and service fees payable--Service Class.        690
                                                              ----------
         Total Liabilities...................................      6,669
                                                              ----------
      Net Assets............................................. $1,655,065
                                                              ==========
      Net Assets consist of:
        Capital.............................................. $1,936,921
        Accumulated undistributed net investment income......      7,008
        Accumulated net realized losses on investments and
         swap contracts......................................   (411,981)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts......................    123,117
                                                              ----------
      Net Assets............................................. $1,655,065
                                                              ==========
      Investor Class:
        Net Assets........................................... $1,529,574
        Shares of Beneficial Interest Outstanding............     48,596
        Net Asset Value (offering and redemption price per
         share).............................................. $    31.48
                                                              ==========
      Service Class:
        Net Assets........................................... $  125,491
        Shares of Beneficial Interest Outstanding............      4,004
        Net Asset Value (offering and redemption price per
         share).............................................. $    31.34
                                                              ==========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $  46,900
       Interest................................................    10,271
                                                                ---------
        Total Income...........................................    57,171
                                                                ---------
     Expenses:
       Advisory fees...........................................    18,961
       Management services fees................................     3,792
       Administration fees.....................................     1,080
       Distribution and service fees--Service Class............     1,360
       Transfer agent fees.....................................     4,824
       Registration and filing fees............................    19,920
       Custody fees............................................     5,888
       Fund accounting fees....................................     1,312
       Other fees..............................................     2,493
                                                                ---------
        Total Expenses before waivers..........................    59,630
        Less Expenses waived by the Investment Advisor.........    (8,971)
                                                                ---------
        Net Expenses...........................................    50,659
                                                                ---------
     Net Investment Income.....................................     6,512
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments and swap contracts...  (410,020)
       Net change in unrealized appreciation/(depreciation) on
        investments and swap contracts.........................    54,183
                                                                ---------
        Net realized and unrealized losses on investments
         and swap contracts....................................  (355,837)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(349,325)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                                              For the period
                                                                                              For the      September 4, 2001/(a)/
                                                                                          six months ended        through
                                                                                           June 30, 2002     December 31, 2001
                                                                                          ---------------- ---------------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment income..................................................................   $      6,512        $     4,962
  Net realized gains/(losses) on investments and swap contracts..........................       (410,020)             1,440
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.         54,183             68,934
                                                                                            ------------        -----------
  Change in net assets resulting from operations.........................................       (349,325)            75,336
                                                                                            ------------        -----------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................             --             (7,948)
                                                                                            ------------        -----------
  Change in net assets resulting from distributions......................................             --             (7,948)
                                                                                            ------------        -----------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     50,678,663         10,159,781
   Service Class.........................................................................      8,444,346            549,672
  Dividends reinvested
   Investor Class........................................................................             --              7,686
  Cost of shares redeemed
   Investor Class........................................................................    (52,014,278)        (7,016,010)
   Service Class.........................................................................     (8,317,257)          (555,601)
                                                                                            ------------        -----------
  Change in net assets resulting from capital transactions...............................     (1,208,526)         3,145,528
                                                                                            ------------        -----------
  Change in net assets...................................................................     (1,557,851)         3,212,916
Net Assets:
  Beginning of period....................................................................      3,212,916                 --
                                                                                            ------------        -----------
  End of period..........................................................................   $  1,655,065        $ 3,212,916
                                                                                            ============        ===========
Share Transactions:
  Issued
   Investor Class........................................................................      1,616,857            361,981
   Service Class.........................................................................        263,603             21,289
  Reinvested
   Investor Class........................................................................             --                265
  Redeemed
   Investor Class........................................................................     (1,679,181)          (251,326)
   Service Class.........................................................................       (260,425)           (20,463)
                                                                                            ------------        -----------
Change in shares.........................................................................        (59,146)           111,746
                                                                                            ============        ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                              Investor Class
                                                                                -----------------------------------
                                                                                                       For the period
                                                                                    For the         September 4, 2001/(a)/
                                                                                six months ended           through
                                                                                 June 30, 2002        December 31, 2001
                                                                                ----------------    ---------------------
                                                                                  (Unaudited)
Net Asset Value, Beginning of Period...........................................    $    28.75            $    30.00
                                                                                   ----------            ----------
Investment Activities:
  Net investment income........................................................          0.05/(b)/             0.11/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.          2.68/(c)/            (1.29)/(c)/
                                                                                   ----------            ----------
  Total income/(loss) from investment activities...............................          2.73                 (1.18)
                                                                                   ----------            ----------
Distributions to Shareholders From:
  Net investment income........................................................            --                 (0.07)
                                                                                   ----------            ----------
  Total distributions..........................................................            --                 (0.07)
                                                                                   ----------            ----------
Net Asset Value, End of Period.................................................    $    31.48            $    28.75
                                                                                   ==========            ==========
Total Return...................................................................          9.50%/(d)/           (3.92)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period......................................................    $1,529,574            $3,189,164
Ratio of expenses to average net assets........................................          1.95%/(e)/            1.95%/(e)/
Ratio of net investment income to average net assets...........................          0.31%/(e)/            1.19%/(e)/
Ratio of expenses to average net assets*.......................................          2.31%/(e)/            3.20%/(e)/
Portfolio turnover/(f)/........................................................          1111%                  350%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the periods does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                 Service Class
                                                   ----------------------------------
                                                                          For the period
                                                       For the         September 4, 2001/(a)/
                                                   six months ended           through
                                                    June 30, 2002        December 31, 2001
                                                   ----------------    ---------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period..............     $  28.76               $ 30.00
                                                       --------               -------
Investment Activities:
 Net investment income/(loss).....................        (0.11)/(b)/            0.18/(b)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts.................         2.69/(c)/            (1.42)/(c)/
                                                       --------               -------
 Total income/(loss) from investment activities...         2.58                 (1.24)
                                                       --------               -------
Net Asset Value, End of Period....................     $  31.34               $ 28.76
                                                       ========               =======
Total Return......................................         8.97%/(d)/           (4.13)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period.........................     $125,491               $23,752
Ratio of expenses to average net assets...........         2.95%/(e)/            2.80%/(e)/
Ratio of net investment income/(loss) to average
 net assets.......................................        (0.72)%/(e)/           2.06%/(e)/
Ratio of expenses to average net assets*..........         3.23%/(e)/            4.05%/(e)/
Portfolio turnover/(f)/...........................         1111%                  350%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the periods does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Basic Materials                          Investments
             UltraSector ProFund                    June 30, 2002
             (Unaudited)

            Common Stocks (75.1%)
                                                    Shares   Value
                                                    ------ ----------
           Air Products & Chemicals, Inc........... 1,520  $   76,713
           AK Steel Holding Corp...................   684       8,762
           Alcoa, Inc.............................. 5,662     187,695
           Allegheny Technologies, Inc.............   456       7,205
           Ashland, Inc............................   418      16,929
           Avery Dennison Corp.....................   646      40,536
           Boise Cascade Corp......................   380      13,121
           Bowater, Inc............................   361      19,628
           Cabot Corp..............................   418      11,976
           Cabot Microelectronics Corp.*...........   171       7,380
           Cambrex Corp............................   171       6,857
           Caraustar Industries, Inc...............   190       2,371
           Carpenter Technology Corp...............   133       3,832
           Cleveland-Cliffs, Inc...................    76       2,098
           Crompton Corp...........................   760       9,690
           Cytec Industries, Inc.*.................   266       8,363
           Dow Chemical Co......................... 6,061     208,376
           Du Pont (E.I.) de Nemours............... 6,650     295,259
           Eastman Chemical Co.....................   513      24,060
           Ecolab, Inc.............................   741      34,256
           Engelhard Corp..........................   874      24,752
           Ferro Corp..............................   228       6,874
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*...............................   589      10,514
           Fuller (H. B.) Co.......................   190       5,565
           Georgia Gulf Corp.......................   209       5,526
           Georgia Pacific Corp.................... 1,539      37,829
           Great Lakes Chemical Corp...............   247       6,543
           Hercules, Inc.*.........................   646       7,494
           IMC Global, Inc.........................   703       8,788
           International Flavors & Fragrances, Inc.   551      17,902
           International Paper Co.................. 3,230     140,762
           Louisiana-Pacific Corp..................   703       7,445
           Lubrizol Corp...........................   342      11,457
           Lyondell Chemical Co....................   779      11,763
           Macdermid, Inc..........................   171       3,677
           MeadWestvaco Corp....................... 1,311      43,997
           Meridian Gold, Inc.*....................   513       8,234
           Millennium Chemicals, Inc...............   418       5,873
           Newmont Mining Corp..................... 2,280      60,032
           Nucor Corp..............................   513      33,365
           Olin Corp...............................   304       6,734
           OM Group, Inc...........................   190      11,780
           Phelps Dodge Corp.......................   589      24,267
           Pope & Talbot, Inc......................    95       1,779

          Common Stocks, continued
                                                  Shares      Value
                                                 --------- ----------
         Potlatch Corp..........................      190  $    6,464
         PPG Industries, Inc....................    1,121      69,390
         Praxair, Inc...........................    1,083      61,699
         Rayonier, Inc..........................      190       9,335
         Rohm & Haas Co.........................    1,121      45,389
         RPM, Inc...............................      760      11,590
         RTI International Metals, Inc.*........      133       1,616
         Ryerson Tull, Inc......................      171       1,989
         Schulman (A.), Inc.....................      266       5,705
         Sigma-Aldrich Corp.....................      418      20,963
         Solutia, Inc...........................      684       4,802
         Stillwater Mining Co.*.................      285       4,640
         Tredegar Corp..........................      152       3,671
         United States Steel Corp...............      665      13,226
         Valspar Corp...........................      304      13,723
         Wausau-Mosinee Paper Corp..............      323       3,892
         WD-40 Co...............................      114       3,165
         Wellman, Inc...........................      209       3,501
         Weyerhaeuser Co........................    1,463      93,413
         Worthington Industries, Inc............      456       8,254
                                                           ----------
         TOTAL COMMON STOCKS....................            1,874,486
                                                           ----------
          Federal Home Loan Mortgage Corporation (36.1%)
                                                 Principal
                                                  Amount
                                                 ---------
         Federal Home Loan Mortgage Corporation,
          1.35%, 7/1/02......................... $901,000     900,899
                                                           ----------
         TOTAL FEDERAL HOME LOAN
          MORTGAGE CORPORATION..................              900,899
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $2,629,810)/(a)/--111.2%........            2,775,385
         Liabilities in excess of other
          assets--(11.2)%.......................             (280,456)
                                                           ----------
         NET ASSETS--100.0%.....................           $2,494,929
                                                           ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:


                     Unrealized appreciation.... $147,284
                     Unrealized depreciation....   (1,709)
                                                 --------
                     Net unrealized appreciation $145,575
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $2,629,810)............   $ 2,775,385
        Cash...............................................           514
        Dividends and interest receivable..................         2,350
        Receivable for investments sold....................       887,640
        Receivable from Investment Advisor.................         2,019
        Unrealized appreciation on swap contracts..........        46,619
        Prepaid and other expenses.........................        36,544
                                                              -----------
         Total Assets......................................     3,751,071
                                                              -----------
      Liabilities:
        Payable for capital shares redeemed................     1,254,250
        Administration fees payable........................           179
        Distribution and service fees payable--
         Service Class.....................................         1,713
                                                              -----------
         Total Liabilities.................................     1,256,142
                                                              -----------
      Net Assets...........................................   $ 2,494,929
                                                              ===========
      Net Assets consist of:
        Capital............................................     4,765,180
        Accumulated net investment loss....................        (4,040)
        Accumulated net realized losses on investments
         and swap contracts................................    (2,458,405)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................       192,194
                                                              -----------
      Net Assets...........................................   $ 2,494,929
                                                              ===========
      Investor Class:
        Net Assets.........................................   $ 1,949,912
        Shares of Beneficial Interest Outstanding..........        64,152
        Net Asset Value (offering and redemption price per
         share)............................................   $     30.40
                                                              ===========
      Service Class:
        Net Assets.........................................   $   545,017
        Shares of Beneficial Interest Outstanding..........        17,808
        Net Asset Value (offering and redemption price per
         share)............................................   $     30.61
                                                              ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $    37,296
        Interest.............................................       9,906
                                                              -----------
         Total Income........................................      47,202
                                                              -----------
      Expenses:
        Advisory fees........................................      18,355
        Management services fees.............................       3,671
        Administration fees..................................       1,133
        Distribution and service fees--Service Class.........       2,895
        Transfer agent fees..................................       2,172
        Registration and filing fees.........................      32,475
        Custody fees.........................................       2,022
        Fund accounting fees.................................         552
        Other fees...........................................       1,095
                                                              -----------
         Total Expenses before waivers.......................      64,370
         Less Expenses waived by the Investment Advisor......     (13,751)
                                                              -----------
         Net Expenses........................................      50,619
                                                              -----------
      Net Investment Loss....................................      (3,417)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (2,295,202)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................     160,355
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (2,134,847)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,138,264)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      September 4, 2001/(a)/
                                                                       six months ended        through
                                                                        June 30, 2002     December 31, 2001
                                                                       ---------------- ---------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment income/(loss)........................................  $      (3,417)      $      4,251
  Net realized losses on investments and swap contracts...............     (2,295,202)          (164,250)
  Net change in unrealized appreciation/(depreciation) on investments
   and swap contracts.................................................        160,355             31,839
                                                                        -------------       ------------
  Change in net assets resulting from operations......................     (2,138,264)          (128,160)
                                                                        -------------       ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class.....................................................             --             (4,535)
                                                                        -------------       ------------
  Change in net assets resulting from distributions...................             --             (4,535)
                                                                        -------------       ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.....................................................    188,370,832         14,386,708
   Service Class......................................................     10,862,253            361,506
  Dividends reinvested
   Investor Class.....................................................             --              4,351
  Cost of shares redeemed
   Investor Class.....................................................   (186,784,186)       (11,739,896)
   Service Class......................................................    (10,301,745)          (339,935)
                                                                        -------------       ------------
  Change in net assets resulting from capital transactions............      2,147,154          2,618,734
                                                                        -------------       ------------
  Change in net assets................................................          8,890          2,486,039
Net Assets:
  Beginning of period.................................................      2,486,039                 --
                                                                        -------------       ------------
  End of period.......................................................  $   2,494,929       $  2,486,039
                                                                        =============       ============
Share Transactions:
  Issued
   Investor Class.....................................................      6,076,877            513,437
   Service Class......................................................        343,426             12,837
  Reinvested
   Investor Class.....................................................             --                151
  Redeemed
   Investor Class.....................................................     (6,099,048)          (427,265)
   Service Class......................................................       (326,284)           (12,171)
                                                                        -------------       ------------
  Change in shares....................................................         (5,029)            86,989
                                                                        =============       ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                              Investor Class
                                                                                -----------------------------------
                                                                                                       For the period
                                                                                    For the         September 4, 2001/(a)/
                                                                                six months ended           through
                                                                                 June 30, 2002        December 31, 2001
                                                                                ----------------    ---------------------
                                                                                  (Unaudited)
Net Asset Value, Beginning of Period...........................................    $    28.58            $    30.00
                                                                                   ----------            ----------
Investment Activities:
  Net investment income........................................................          0.01/(b)/             0.13/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.          1.81/(c)/            (1.49)
                                                                                   ----------            ----------
  Total income/(loss) from investment activities...............................          1.82                 (1.36)
                                                                                   ----------            ----------
Distributions to Shareholders From:
  Net investment income........................................................            --                 (0.06)
                                                                                   ----------            ----------
  Total distributions..........................................................            --                 (0.06)
                                                                                   ----------            ----------
Net Asset Value, End of Period.................................................    $    30.40            $    28.58
                                                                                   ==========            ==========
Total Return...................................................................          6.37%/(d)/           (4.54)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period......................................................    $1,949,912            $2,466,749
Ratio of expenses to average net assets........................................          1.95%/(e)/            1.27%/(e)/
Ratio of net investment income to average net assets...........................          0.05%/(e)/            1.38%/(e)/
Ratio of expenses to average net assets*.......................................          2.51%/(e)/            3.51%/(e)/
Portfolio turnover/(f)/........................................................          5056%                  913%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                               Service Class
                                                                                 ----------------------------------
                                                                                                        For the period
                                                                                     For the         September 4, 2001/(a)/
                                                                                 six months ended           through
                                                                                  June 30, 2002        December 31, 2001
                                                                                 ----------------    ---------------------
                                                                                   (Unaudited)
Net Asset Value, Beginning of Period............................................     $  28.95               $ 30.00
                                                                                     --------               -------
Investment Activities:
 Net investment loss............................................................        (0.24)/(b)/              --/(b)/
 Net realized and unrealized gains/(losses) on investments and swap contracts...         1.90/(c)/            (1.05)
                                                                                     --------               -------
 Total income/(loss) from investment activities.................................         1.66                 (1.05)
                                                                                     --------               -------
Net Asset Value, End of Period..................................................     $  30.61               $ 28.95
                                                                                     ========               =======
Total Return....................................................................         5.73%/(d)/           (3.50)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period.......................................................     $545,017               $19,290
Ratio of expenses to average net assets.........................................         2.95%/(e)/            2.95%/(e)/
Ratio of net investment loss to average net assets..............................        (1.52)%/(e)/             --/(e)/
Ratio of expenses to average net assets*........................................         3.51%/(e)/            5.20%/(e)/
Portfolio turnover/(f)/.........................................................         5056%                  913%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Biotechnology UltraSector                Investments
             ProFund                                June 30, 2002
             (Unaudited)

         Common Stocks (73.4%)
                                                       Shares   Value
                                                       ------ ----------
        Abgenix, Inc.*................................    868 $    8,506
        Advanced Tissue Sciences, Inc.*...............    620        893
        Affymetrix, Inc.*.............................    558     13,386
        Albany Molecular Research, Inc.*..............    248      5,243
        Alexion Pharmaceuticals, Inc.*................    217      3,288
        Alkermes, Inc.*...............................    744     11,911
        Amgen, Inc.*.................................. 11,842    495,942
        Applera Corp.--Applied Biosystems Group.......  2,418     47,127
        Applera Corp.--Celera Genomics Group*.........    775      9,300
        Bio-Technology General Corp.*.................    651      3,913
        Biogen, Inc.*.................................  1,705     70,638
        Caliper Technologies Corp.*...................    279      2,330
        Celgene Corp.*................................    868     13,280
        Cell Genesys, Inc.*...........................    403      5,436
        Cell Therapeutics, Inc.*......................    372      2,031
        Charles River Laboratories International Inc.*    496     17,385
        Chiron Corp.*.................................  1,271     44,930
        Covance, Inc.*................................    682     12,788
        Cubist Pharmaceuticals, Inc.*.................    310      2,917
        CuraGen Corp.*................................    465      2,562
        CV Therapeutics, Inc.*........................    248      4,618
        Cytogen Corp.*................................    899        962
        Delta & Pine Land Co..........................    403      8,101
        EntreMed, Inc.*...............................    248        761
        Enzon, Inc.*..................................    496     12,207
        Gene Logic, Inc.*.............................    310      4,340
        Genentech, Inc.*..............................  2,480     83,080
        Genzyme Corp.--General Division*..............  2,418     46,522
        Geron Corp.*..................................    279      1,278
        Gilead Sciences, Inc.*........................  2,201     72,369
        Guilford Pharmaceuticals, Inc.*...............    310      2,337
        Human Genome Sciences, Inc.*..................  1,302     17,447
        ICOS Corp.*...................................    620     10,515
        IDEC Pharmaceuticals Corp.*...................  1,736     61,541
        IDEXX Laboratories, Inc.*.....................    372      9,594
        ImClone Systems, Inc.*........................    837      7,278
        Immunex Corp.*................................  3,689     82,412
        Immunomedics, Inc.*...........................    465      2,423
        Incyte Genomics, Inc.*........................    713      5,184
        Invitrogen Corp.*.............................    558     17,862
        Laboratory Corp. of America Holdings*.........  1,612     73,587
        Lexicon Genetics, Inc.*.......................    372      1,819
        Ligand Pharmaceuticals, Inc.--Class B*........    682      9,889
        Maxygen, Inc.*................................    310      3,713
        Medarex, Inc.*................................    775      5,751
        MedImmune, Inc.*..............................  2,790     73,657
        Millennium Pharmaceuticals, Inc.*.............  2,976     36,158
        Molecular Devices Corp.*......................    186      3,311
        Monsanto Co...................................    434      7,725
        Myriad Genetics, Inc.*........................    248      5,044
        Nabi Biopharmaceuticals*......................    434      2,330
        Neurocrine Biosciences, Inc.*.................    341      9,770
        OSI Pharmaceuticals, Inc.*....................    403      9,680
        PAREXEL International Corp.*..................    279      3,881
        Pharmaceutical Product Development Inc.*......    558     14,698
        Pharmacopeia, Inc.*...........................    279      2,377
        Protein Design Labs, Inc.*....................    992     10,773

         Common Stocks, continued
                                                     Shares     Value
                                                    --------- ----------
        Quest Diagnostics, Inc.*...................      837  $   72,024
        Quintiles Transnational Corp.*.............    1,302      16,261
        Regeneron Pharmaceuticals, Inc.*...........      434       6,297
        Scios, Inc.*...............................      527      16,131
        Techne Corp.*..............................      465      13,122
        Theragenics Corp.*.........................      341       2,875
        Transkaryotic Therapies, Inc.*.............      341      12,293
        Trimeris, Inc.*............................      217       9,633
        United Therapeutics Corp.*.................      186       2,299
        Vertex Pharmaceuticals, Inc.*..............      837      13,626
        Xoma, Ltd.*................................      806       3,216
                                                              ----------
        TOTAL COMMON STOCKS........................            1,666,577
                                                              ----------
         Federal Home Loan Bank (22.5%)
                                                    Principal
                                                     Amount
                                                    ---------
        Federal Home Loan Bank,
         1.35%, 07/01/02........................... $512,000     511,942
                                                              ----------
        TOTAL FEDERAL HOME LOAN BANK...............              511,942
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $2,008,955)/(a)/--95.9%.............            2,178,519
        Other assets in excess of liabilities--4.1%               92,492
                                                              ----------
        NET ASSETS--100.0%.........................           $2,271,011
                                                              ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $181,371
                     Unrealized depreciation....  (11,807)
                                                 --------
                     Net unrealized appreciation $169,564
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $2,008,955)............  $  2,178,519
        Cash...............................................           966
        Dividends and interest receivable..................           148
        Receivable for investments sold....................        53,758
        Receivable from Investment Advisor.................         6,970
        Unrealized appreciation on swap contracts..........        10,109
        Prepaid and other expenses.........................        26,381
                                                             ------------
         Total Assets......................................     2,276,851
                                                             ------------
      Liabilities:
        Administration fees payable........................           118
        Distribution and service fees payable--
         Service Class.....................................         5,722
                                                             ------------
         Total Liabilities.................................         5,840
                                                             ------------
      Net Assets...........................................  $  2,271,011
                                                             ============
      Net Assets consist of:
        Capital............................................  $ 18,249,913
        Accumulated net investment loss....................      (140,704)
        Accumulated net realized losses on investments
         and swap contracts................................   (16,017,871)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................       179,673
                                                             ------------
      Net Assets...........................................  $  2,271,011
                                                             ============
      Investor Class:
        Net Assets.........................................  $  1,865,659
        Shares of Beneficial Interest Outstanding..........        72,948
        Net Asset Value (offering and redemption price per
         share)............................................  $      25.58
                                                             ============
      Service Class:
        Net Assets.........................................  $    405,352
        Shares of Beneficial Interest Outstanding..........        16,139
        Net Asset Value (offering and redemption price per
         share)............................................  $      25.12
                                                             ============

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Interest............................................. $    12,937
        Dividends............................................         611
                                                              -----------
         Total Income........................................      13,548
                                                              -----------
      Expenses:
        Advisory fees........................................      19,881
        Management services fees.............................       3,976
        Administration fees..................................       1,055
        Distribution and service fees--Service Class.........       3,390
        Transfer agent fees..................................      12,597
        Registration and filing fees.........................      24,511
        Custody fees.........................................       6,981
        Fund accounting fees.................................       1,547
        Other fees...........................................       3,573
                                                              -----------
         Total Expenses before waivers.......................      77,511
         Less Expenses waived by the Investment Advisor......     (22,429)
                                                              -----------
         Net Expenses........................................      55,082
                                                              -----------
      Net Investment Loss....................................     (41,534)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................  (3,544,331)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................  (1,002,909)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (4,547,240)
                                                              -----------
      Change in Net Assets Resulting from
       Operations............................................ $(4,588,774)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................   $    (41,534)    $     (85,328)
  Net realized losses on investments and swap contracts..................................     (3,544,331)       (5,978,098)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.     (1,002,909)        1,440,181
                                                                                            ------------     -------------
  Change in net assets resulting from operations.........................................     (4,588,774)       (4,623,245)
                                                                                            ------------     -------------
Capital Transactions:
  Proceeds from shares issued                                                                                            .
   Investor Class........................................................................     60,226,949       134,200,913
   Service Class.........................................................................      4,524,831         9,952,092
  Cost of shares redeemed                                                                                                .
   Investor Class........................................................................    (69,281,511)     (119,324,007)
   Service Class.........................................................................     (4,779,336)       (9,265,904)
                                                                                            ------------     -------------
  Change in net assets resulting from capital transactions...............................     (9,309,067)       15,563,094
                                                                                            ------------     -------------
  Change in net assets...................................................................    (13,897,841)       10,939,849
Net Assets:
  Beginning of period....................................................................     16,168,852         5,229,003
                                                                                            ------------     -------------
  End of period..........................................................................   $  2,271,011     $  16,168,852
                                                                                            ============     =============
Share Transactions:
  Issued
   Investor Class........................................................................      1,513,364         8,880,396
   Service Class.........................................................................        103,843           617,147
  Redeemed
   Investor Class........................................................................     (1,721,824)       (8,851,225)
   Service Class.........................................................................       (111,336)         (655,840)
                                                                                            ------------     -------------
  Change in shares.......................................................................       (215,953)           (9,522)
                                                                                            ============     =============


              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                              Investor Class/(a)/
                                         -------------------------------------------------------
                                             For the               For the          For the period
                                         six months ended        year ended        June 19, 2000/(b)/
                                          June 30, 2002       December 31, 2001         through
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    53.06           $     83.20          $   100.00
                                            ----------           -----------          ----------
Investment Activities:
 Net investment loss....................         (0.30)/(c)/           (0.62)/(c)/         (0.10)/(c)/
 Net realized and unrealized losses on
   investments and swap contracts.......        (27.18)               (29.52)             (16.70)
                                            ----------           -----------          ----------
 Total loss from investment activities..        (27.48)               (30.14)             (16.80)
                                            ----------           -----------          ----------
Net Asset Value, End of Period..........    $    25.58           $     53.06          $    83.20
                                            ==========           ===========          ==========
Total Return............................        (51.79)%/(d)/         (36.23)%            (16.80)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............    $1,865,659           $14,930,681          $4,197,874
Ratio of expenses to average net assets.          1.95%/(e)/            1.95%               1.94%/(e)/
Ratio of net investment loss to average
 net assets.............................         (1.45)%/(e)/          (1.10)%             (0.20)%/(e)/
Ratio of expenses to average net assets*          2.80%/(e)/            2.59%               2.34%/(e)/
Portfolio turnover/(f)/.................           871%                 1266%               1554%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund



 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                  Service Class/(a)/
                                                             -----------------------------------------------------
                                                                                                      For the period
                                                                 For the              For the        June 19, 2000/(b)/
                                                             six months ended       year ended            through
                                                              June 30, 2002      December 31, 2001   December 31, 2000
                                                             ----------------    -----------------   -----------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................     $  52.39           $    82.70          $   100.00
                                                                 --------           ----------          ----------
Investment Activities:
 Net investment loss........................................        (0.48)/(c)/          (1.10)/(c)/         (0.70)/(c)/
 Net realized and unrealized losses on investments and swap
   contracts................................................       (26.79)              (29.21)             (16.60)
                                                                 --------           ----------          ----------
 Total loss from investment activities......................       (27.27)              (30.31)             (17.30)
                                                                 --------           ----------          ----------
Net Asset Value, End of Period..............................     $  25.12           $    52.39          $    82.70
                                                                 ========           ==========          ==========
Total Return................................................       (52.05)%/(d)/        (36.65)%            (17.30)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...................................     $405,352           $1,238,171          $1,031,129
Ratio of expenses to average net assets.....................         2.95%/(e)/           2.95%               2.64%/(e)/
Ratio of net investment loss to average net assets..........        (2.45)%/(e)/         (1.99)%             (1.34)%/(e)/
Ratio of expenses to average net assets*....................         3.80%/(e)/           3.59%               3.04%/(e)/
Portfolio turnover/(f)/.....................................          871%                1266%               1554%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

          PROFUNDS                   Schedule of Portfolio Investments
          Energy UltraSector ProFund                     June 30, 2002
          (Unaudited)

                Common Stocks (74.4%)
                                                Shares   Value
                                                ------ ----------
               Amerada Hess Corp...............    308 $   25,410
               Anadarko Petroleum Corp.........    924     45,553
               Apache Corp.....................    504     28,970
               Arch Coal, Inc..................    196      4,451
               Atwood Oceanics, Inc.*..........     28      1,050
               Baker Hughes, Inc...............  1,232     41,013
               BJ Services Co.*................    560     18,973
               Burlington Resources, Inc.......    728     27,664
               Cabot Oil & Gas Corp............    112      2,559
               Chesapeake Energy Corp.*........    560      4,032
               ChevronTexaco Corp..............  3,920    346,921
               Conoco, Inc.....................  2,296     63,829
               Cooper Cameron Corp.*...........    196      9,490
               Core Laboratories N.V.*.........    112      1,346
               Devon Energy Corp...............    476     23,457
               Diamond Offshore Drilling, Inc..    224      6,384
               Ensco International, Inc........    504     13,739
               EOG Resources, Inc..............    392     15,562
               Evergreen Resources, Inc.*......     56      2,380
               Exxon Mobil Corp................ 24,864  1,017,436
               FMC Technologies, Inc.*.........    252      5,232
               Forest Oil Corp.*...............    112      3,184
               Global Industries, Ltd.*........    252      1,761
               GlobalSantaFe Corp..............    700     19,145
               Grant Prideco, Inc.*............    420      5,712
               Grey Wolf, Inc.*................    672      2,748
               Halliburton Co..................  1,596     25,440
               Hanover Compressor Co.*.........    196      2,646
               Helmerich & Payne, Inc..........    196      7,001
               Input/Output, Inc.*.............    168      1,512
               Kerr-McGee Corp.................    364     19,492
               Key Energy Group*...............    392      4,116
               Kinder Morgan, Inc..............    364     13,839
               Lone Star Technologies, Inc.*...    112      2,565
               Marathon Oil Corp...............  1,120     30,374
               Massey Energy Co................    280      3,556
               Maverick Tube Corp.*............    140      2,100
               McDermott International, Inc.*..    224      1,814
               Meridian Resource Corp.*........    168        625
               Murphy Oil Corp.................    140     11,550
               Nabors Industries, Ltd.*........    532     18,700
               National-Oilwell, Inc.*.........    308      6,484
               Newfield Exploration Co.*.......    168      6,245
               Newpark Resources, Inc.*........    280      2,058
               Noble Corp.*....................    476     18,374
               Noble Energy, Inc...............    196      7,066
               Occidental Petroleum Corp.......  1,372     41,146
               Ocean Energy, Inc...............    644     13,955
               Oceaneering International, Inc.*     84      2,268
               Offshore Logistics, Inc.*.......     84      2,007
               Parker Drillin Co.*.............    336      1,099
               Patterson-UTI Energy, Inc.*.....    280      7,904
               Phillips Petroleum Co...........  1,260     74,189
               Pioneer Natural Resources Co.*..    392     10,212
               Pogo Producing Co...............    168      5,480
               Pride International, Inc.*......    420      6,577
               Rowan Cos., Inc.................    336      7,207
               Schlumberger, Ltd...............  2,128     98,953
               SEACOR SMIT, Inc.*..............     84      3,977
               Smith International, Inc.*......    196     13,365

         Common Stocks, continued
                                                     Shares     Value
                                                    --------- ----------
        Stone Energy Corp.*........................       84  $    3,381
        Sunoco, Inc................................      280       9,976
        Superior Energy Services, Inc.*............      252       2,558
        Tesoro Petroleum Corp.*....................      224       1,736
        Tidewater, Inc.............................      196       6,452
        Tom Brown, Inc.*...........................      112       3,175
        Transocean Sedco Forex, Inc................    1,176      36,632
        Trico Marine Services, Inc.*...............      140         951
        Unocal Corp................................      896      33,098
        Valero Energy Corp.........................      392      14,669
        Varco International, Inc.*.................      308       5,402
        Veritas DGC, Inc.*.........................      112       1,411
        Vintage Petroleum, Inc.....................      196       2,332
        Weatherford International, Inc.*...........      448      19,354
        Western Gas Resources, Inc.................       84       3,142
        Williams Cos., Inc.........................    1,904      11,405
        XTO Energy, Inc............................      420       8,652
                                                              ----------
        TOTAL COMMON STOCKS........................            2,376,223
                                                              ----------
         Federal Home Loan Bank (25.4%)
                                                    Principal
                                                     Amount
                                                    ---------
        Federal Home Loan Bank, 1.35%,
         07/01/02.................................. $812,000     811,909
                                                              ----------
        TOTAL FEDERAL HOME LOAN BANK...............              811,909
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $2,980,095)/(a)/--99.8%.............            3,188,132
        Other assets in excess of liabilities--0.2%                7,189
                                                              ----------
        NET ASSETS--100.0%.........................           $3,195,321
                                                              ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $215,089
                     Unrealized depreciation....   (7,052)
                                                 --------
                     Net unrealized appreciation $208,037
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $2,980,095)............   $ 3,188,132
        Cash...............................................           146
        Dividends and interest receivable..................         1,816
        Receivable from Investment Advisor.................         1,394
        Prepaid and other expenses.........................        16,130
                                                              -----------
         Total Assets......................................     3,207,618
                                                              -----------
      Liabilities:
        Unrealized depreciation on swap contracts..........         5,904
        Administration fees payable........................           163
        Distribution and service fees payable--Service
         Class.............................................         6,230
                                                              -----------
         Total Liabilities.................................        12,297
                                                              -----------
      Net Assets...........................................   $ 3,195,321
                                                              ===========
      Net Assets consist of:
        Capital............................................   $ 8,622,925
        Accumulated net investment loss....................       (12,029)
        Accumulated net realized losses on investments
         and swap contracts................................    (5,617,708)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................       202,133
                                                              -----------
      Net Assets...........................................   $ 3,195,321
                                                              ===========
      Investor Class:
        Net Assets.........................................   $ 2,970,170
        Shares of Beneficial Interest Outstanding..........       196,208
        Net Asset Value (offering and redemption price per
         share)............................................   $     15.14
                                                              ===========
      Service Class:
        Net Assets.........................................   $   225,151
        Shares of Beneficial Interest Outstanding..........        15,182
        Net Asset Value (offering and redemption price per
         share)............................................   $     14.83
                                                              ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $  37,904
       Interest................................................    13,431
                                                                ---------
        Total Income...........................................    51,335
                                                                ---------
     Expenses:
       Advisory fees...........................................    24,274
       Management services fees................................     4,855
       Administration fees.....................................     1,346
       Distribution and service fees--Service Class............     6,520
       Transfer agent fees.....................................     8,371
       Registration and filing fees............................    17,510
       Custody fees............................................     7,295
       Fund accounting fees....................................     1,795
       Other fees..............................................     3,983
                                                                ---------
        Total Expenses before waivers..........................    75,949
        Less Expenses waived by the Investment Advisor.........    (6,316)
                                                                ---------
        Net Expenses...........................................    69,633
                                                                ---------
     Net Investment Loss.......................................   (18,298)
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments and swap contracts...  (410,546)
       Net change in unrealized appreciation/(depreciation) on
        investments swap contracts.............................  (183,568)
                                                                ---------
        Net realized and unrealized losses on investments
         and swap contracts....................................  (594,114)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(612,412)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $    (18,298)    $      29,215
  Net realized losses on investments and swap contracts..................................       (410,546)       (3,895,225)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.       (183,568)          371,053
                                                                                            ------------     -------------
  Change in net assets resulting from operations.........................................       (612,412)       (3,494,957)
                                                                                            ------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     69,098,054       101,135,365
   Service Class.........................................................................      9,456,379         7,823,186
  Cost of shares redeemed
   Investor Class........................................................................    (70,873,641)     (100,496,663)
   Service Class.........................................................................     (9,451,023)       (8,087,497)
                                                                                            ------------     -------------
  Change in net assets resulting from capital transactions...............................     (1,770,231)          374,391
                                                                                            ------------     -------------
  Change in net assets...................................................................     (2,382,643)       (3,120,566)
Net Assets:
  Beginning of period....................................................................      5,577,964         8,698,530
                                                                                            ------------     -------------
  End of period..........................................................................   $  3,195,321     $   5,577,964
                                                                                            ============     =============
Share Transactions:
  Issued
   Investor Class........................................................................      4,244,529         5,401,975
   Service Class.........................................................................        581,460           430,608
  Redeemed
   Investor Class........................................................................     (4,377,980)       (5,439,259)
   Service Class.........................................................................       (587,685)         (460,297)
                                                                                            ------------     -------------
  Change in shares.......................................................................       (139,676)          (66,973)
                                                                                            ============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                   Investor Class
                                                             -----------------------------------------------------
                                                                                                      For the period
                                                                 For the               For the       June 19, 2000/(a)/
                                                             six months ended        year ended           through
                                                              June 30, 2002       December 31, 2001  December 31, 2000
                                                             ----------------     -----------------  -----------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................    $    15.90           $    20.82         $    20.00
                                                                ----------           ----------         ----------
Investment Activities:
 Net investment income/(loss)...............................         (0.03)/(b)/           0.11/(b)/          0.24/(b)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................         (0.73)               (5.03)              0.58
                                                                ----------           ----------         ----------
 Total income/(loss) from investment activities.............         (0.76)               (4.92)              0.82
                                                                ----------           ----------         ----------
Net Asset Value, End of Period..............................    $    15.14           $    15.90         $    20.82
                                                                ==========           ==========         ==========
Total Return................................................         (4.78)%/(c)/        (23.63)%             4.10%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...................................    $2,970,170           $5,242,964         $7,639,976
Ratio of expenses to average net assets.....................          1.95%/(d)/           1.95%              1.59%/(d)/
Ratio of net investment income/(loss) to average net assets.         (0.34)%/(d)/          0.59%              2.24%/(d)/
Ratio of expenses to average net assets*....................          2.15%/(d)/           2.75%              2.83%/(d)/
Portfolio turnover/(e)/.....................................          1027%                1610%              2784%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                          Service Class
                                                                   ----------------------------------------------------
                                                                                                           For the period
                                                                       For the              For the       June 19, 2000/(a)/
                                                                   six months ended       year ended           through
                                                                    June 30, 2002      December 31, 2001  December 31, 2000
                                                                   ----------------    -----------------  -----------------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period..............................     $  15.65            $  20.72          $    20.00
                                                                       --------            --------          ----------
Investment Activities:
 Net investment loss..............................................        (0.12)/(b)/         (0.09)/(b)/         (0.11)/(b)/
 Net realized and unrealized gains/(losses) on investments and
   swap contracts.................................................        (0.70)              (4.98)               0.83
                                                                       --------            --------          ----------
 Total income/(loss) from investment activities...................        (0.82)              (5.07)               0.72
                                                                       --------            --------          ----------
Net Asset Value, End of Period....................................     $  14.83            $  15.65          $    20.72
                                                                       ========            ========          ==========
Total Return......................................................        (5.24)%/(c)/       (24.47)%              3.60%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.........................................     $225,151            $335,000          $1,058,554
Ratio of expenses to average net assets...........................         2.95%/(d)/          2.95%               2.91%/(d)/
Ratio of net investment loss to average net assets................        (1.46)%/(d)/        (0.47)%             (1.03)%/(d)/
Ratio of expenses to average net assets*..........................         3.15%/(d)/          3.75%               4.14%/(d)/
Portfolio turnover/(e)/...........................................         1027%               1610%               2784%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Financial UltraSector                    Investments
             ProFund                                June 30, 2002
             (Unaudited)

           Common Stocks (72.7%)
                                                    Shares   Value
                                                    ------ ----------
          ACE, Ltd.................................   434  $   13,714
          AFLAC, Inc...............................   837      26,784
          Allstate Corp............................   992      36,685
          AMB Property Corp........................   589      18,259
          Ambac Financial Group, Inc...............   217      14,582
          American Express Co...................... 1,798      65,303
          American International Group, Inc........ 3,410     232,665
          AmeriCredit Corp.*.......................   186       5,217
          AmSouth Bancorp..........................   837      18,732
          Annaly Mortgage Management, Inc..........   682      13,231
          AON Corp.................................   465      13,708
          Archstone-Smith Trust....................   620      16,554
          Arthur J. Gallagher & Co.................   279       9,667
          Bank of America Corp..................... 2,263     159,224
          Bank of New York Co., Inc................ 1,116      37,665
          Bank One Corp............................ 1,767      67,994
          Banknorth Group, Inc.....................   558      14,519
          BB&T Corp................................   837      32,308
          Bear Stearns Cos., Inc...................   217      13,280
          Brandywine Realty Trust..................   713      18,467
          Capital Automotive Real Estate Investment
           Trust...................................   651      15,533
          Capital One Financial Corp...............   372      22,711
          Charter One Financial, Inc...............   465      15,987
          Chubb Corp...............................   279      19,753
          Cincinnati Financial Corp................   310      14,424
          Citigroup, Inc........................... 7,688     297,910
          Comerica, Inc............................   341      20,937
          Compass Bancshares, Inc..................   434      14,582
          Countrywide Credit Industries, Inc.......   279      13,462
          Duke-Weeks Realty Corp...................   589      17,052
          Edwards (A.G.), Inc......................   279      10,845
          Equity Office Properties Trust...........   775      23,327
          Equity Residential Properties Trust......   651      18,716
          Fannie Mae............................... 1,488     109,740
          Federated Investors, Inc.--Class B.......   341      11,788
          Fidelity National Financial, Inc.........   279       8,816
          Fifth Third Bancorp......................   744      49,588
          First Tennessee National Corp............   372      14,248
          Five Star Quality Care, Inc.*............     1           5
          Fleet Boston Financial Corp.............. 1,581      51,145
          Franklin Resources, Inc..................   279      11,897
          Freddie Mac.............................. 1,054      64,505
          General Growth Properties, Inc...........   341      17,391
          Golden State Bancorp, Inc................   341      12,361
          Golden West Financial Corp...............   279      19,190
          Goldman Sachs Group, Inc.................   372      27,287
          Hartford Financial Services Group, Inc...   403      23,966
          Household International, Inc.............   713      35,436
          Huntington Bancshares, Inc...............   837      16,255
          J.P. Morgan Chase & Co................... 2,976     100,945
          Jefferson-Pilot Corp.....................   341      16,027
          John Hancock Financial Services, Inc.....   558      19,642
          KeyCorp..................................   775      21,158
          Legg Mason, Inc..........................   217      10,707
          Lincoln National Corp....................   341      14,322
          Loews Corp...............................   279      14,784
          M&T Bank Corp............................   217      18,610
          Mack-Cali Realty Corp....................   496      17,434
          Marsh & McLennan Cos., Inc...............   434      41,925

               Common Stocks, continued
                                                Shares   Value
                                                ------ ----------
              Marshall & Ilsley Corp...........   527  $   16,300
              MBIA, Inc........................   279      15,772
              MBNA Corp........................ 1,178      38,956
              Mellon Financial Corp............   744      23,384
              Merrill Lynch & Co., Inc......... 1,240      50,220
              MetLife, Inc.....................   496      14,285
              MGIC Investment Corp.............   186      12,611
              Morgan Stanley Dean Witter & Co.. 1,550      66,774
              National City Corp...............   868      28,861
              National Commerce Financial Corp.   589      15,491
              New Plan Excel Realty Trust, Inc.   775      16,143
              North Fork Bancorp, Inc..........   434      17,278
              Northern Trust Corp..............   403      17,756
              People's Bank....................   620      16,188
              PMI Group, Inc...................   248       9,474
              PNC Financial Services Group.....   465      24,310
              Principal Financial Group, Inc.*.   558      17,298
              Progressive Corp.................   341      19,727
              Prologis Trust...................   682      17,732
              Prudential Financial, Inc.*......   930      31,025
              Radian Group, Inc................   217      10,600
              Regions Financial Corp...........   558      19,614
              SAFECO Corp......................   372      11,491
              Schwab (Charles) Corp............ 1,798      20,138
              SEI Investments Co...............   279       7,859
              SLM Corp.........................   279      27,035
              SouthTrust Corp..................   775      20,243
              Sovereign Bancorp, Inc...........   868      12,977
              St. Paul Companies, Inc..........   372      14,478
              State Street Corp................   558      24,943
              Stilwell Financial, Inc..........   558      10,156
              SunTrust Banks, Inc..............   403      27,291
              Synovus Financial Corp...........   558      15,356
              T. Rowe Price Group, Inc.........   341      11,212
              U.S. Bancorp..................... 2,945      68,766
              Union Planters Corp..............   527      17,059
              UnumProvident Corp...............   434      11,045
              Wachovia Corp.................... 2,077      79,299
              Washington Mutual, Inc........... 1,457      54,069
              Wells Fargo & Co................. 2,542     127,252
              XL Capital, Ltd.--Class A........   248      21,006
              Zions Bancorp....................   248      12,921
                                                       ----------
              TOTAL COMMON STOCKS..............         3,177,364
                                                       ----------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Financial UltraSector                    Investments
             ProFund                                June 30, 2002
             (Unaudited)

        Federal Home Loan Bank (24.3%)
                                                   Principal
                                                    Amount      Value
                                                   ---------- ----------
       Federal Home Loan Bank,
        1.35%, 07/01/02........................... $1,062,000 $1,061,881
                                                              ----------
       TOTAL FEDERAL HOME LOAN BANK...............             1,061,881
                                                              ----------
       TOTAL INVESTMENTS
        (Cost $3,947,780)/(a)/--97.0%.............             4,239,245
       Other assets in excess of liabilities--3.0%               131,646
                                                              ----------
       NET ASSETS--100.0%.........................            $4,370,891
                                                              ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $302,465
                     Unrealized depreciation....  (11,000)
                                                 --------
                     Net unrealized appreciation $291,465
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $3,947,780)............ $ 4,239,245
         Cash...............................................         684
         Dividends and interest receivable..................       4,929
         Receivable for investments sold....................     102,468
         Receivable from Investment Advisor.................       1,429
         Unrealized appreciation on swap contracts..........      16,458
         Prepaid and other expenses.........................      13,915
                                                             -----------
          Total Assets......................................   4,379,128
                                                             -----------
       Liabilities:
         Administration fees payable........................         184
         Distribution and service fees payable--Service
          Class.............................................       8,053
                                                             -----------
          Total Liabilities.................................       8,237
                                                             -----------
       Net Assets........................................... $ 4,370,891
                                                             ===========
       Net Assets consist of:
         Capital............................................ $13,561,039
         Accumulated net investment loss....................     (10,453)
         Accumulated net realized losses on investments and
          swap contracts....................................  (9,487,618)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................     307,923
                                                             -----------
       Net Assets........................................... $ 4,370,891
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 3,953,579
         Shares of Beneficial Interest Outstanding..........     201,114
         Net Asset Value (offering and redemption price per
          share)............................................ $     19.66
                                                             ===========
       Service Class:
         Net Assets......................................... $   417,312
         Shares of Beneficial Interest Outstanding..........      21,627
         Net Asset Value (offering and redemption price per
          share)............................................ $     19.30
                                                             ===========


      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $  47,320
       Interest................................................    12,513
                                                                ---------
        Total Income...........................................    59,833
                                                                ---------
     Expenses:
       Advisory fees...........................................    22,583
       Management services fees................................     4,517
       Administration fees.....................................     1,354
       Distribution and service fees--Service Class............     3,989
       Transfer agent fees.....................................     7,916
       Registration and filing fees............................    17,500
       Custody fees............................................     8,140
       Fund accounting fees....................................     1,889
       Other fees..............................................     4,392
                                                                ---------
        Total Expenses before waivers..........................    72,280
        Less Expenses waived by the Investment Advisor.........    (9,575)
                                                                ---------
        Net Expenses...........................................    62,705
                                                                ---------
     Net Investment Loss.......................................    (2,872)
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments and swap
        contracts..............................................  (362,628)
       Net change in unrealized appreciation/(depreciation) on
        investments and swap contracts.........................  (275,757)
                                                                ---------
        Net realized and unrealized losses on investments
         and swap contracts....................................  (638,385)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(641,257)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     (2,872)    $      53,134
  Net realized losses on investments and swap contracts..................................       (362,628)       (3,982,281)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.       (275,757)         (163,885)
                                                                                            ------------     -------------
  Change in net assets resulting from operations.........................................       (641,257)       (4,093,032)
                                                                                            ------------     -------------
Capital Transactions:
  Proceeds from shares issued............................................................
   Investor Class........................................................................     66,740,481       109,187,789
   Service Class.........................................................................      5,266,010         6,807,805
  Cost of shares redeemed................................................................
   Investor Class........................................................................    (68,790,876)     (116,383,840)
   Service Class.........................................................................     (5,181,113)       (9,805,607)
                                                                                            ------------     -------------
  Change in net assets resulting from capital transactions...............................     (1,965,498)      (10,193,853)
                                                                                            ------------     -------------
  Change in net assets...................................................................     (2,606,755)      (14,286,885)
Net Assets:
  Beginning of period....................................................................      6,977,646        21,264,531
                                                                                            ------------     -------------
  End of period..........................................................................   $  4,370,891     $   6,977,646
                                                                                            ============     =============
Share Transactions:
  Issued.................................................................................
   Investor Class........................................................................      3,136,285         4,851,879
   Service Class.........................................................................        247,503           295,743
  Redeemed...............................................................................
   Investor Class........................................................................     (3,245,750)       (5,225,352)
   Service Class.........................................................................       (246,283)         (429,296)
                                                                                            ------------     -------------
  Change in shares.......................................................................       (108,245)         (507,026)
                                                                                            ============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                             Investor Class
                                                                      ---------------------------------------

                                                                          For the               For the
                                                                      six months ended        year ended
                                                                       June 30, 2002       December 31, 2001
                                                                      ----------------     -----------------
                                                                        (Unaudited)
Net Asset Value, Beginning of Period.................................    $    21.10           $    25.39
                                                                         ----------           ----------
Investment Activities:
  Net investment income..............................................          0.01/(b)/            0.14/(b)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................         (1.45)               (4.43)
                                                                         ----------           ----------
  Total income/(loss) from investment activities.....................         (1.44)               (4.29)
                                                                         ----------           ----------
Net Asset Value, End of Period.......................................    $    19.66           $    21.10
                                                                         ==========           ==========
Total Return.........................................................         (6.82)%/(d)/        (16.90)%
Ratios/Supplemental Data:
Net assets, end of period............................................    $3,953,579           $6,552,736
Ratio of expenses to average net assets..............................          1.95%/(e)/           1.95%
Ratio of net investment income to average net assets.................          0.06%/(e)/           0.61%
Ratio of expenses to average net assets*.............................          2.27%/(e)/           2.51%
Portfolio turnover/(f)/..............................................          1074%                1060%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                                                       For the period
                                                                      June 19, 2000/(a)/
                                                                           through
                                                                      December 31, 2000
                                                                      -----------------

Net Asset Value, Beginning of Period.................................    $     20.00
                                                                         -----------
Investment Activities:
  Net investment income..............................................           0.15/(b)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................           5.24/(c)/
                                                                         -----------
  Total income/(loss) from investment activities.....................           5.39
                                                                         -----------
Net Asset Value, End of Period.......................................    $     25.39
                                                                         ===========
Total Return.........................................................          26.95%/(d)/
Ratios/Supplemental Data:
Net assets, end of period............................................    $17,366,056
Ratio of expenses to average net assets..............................           1.87%/(e)/
Ratio of net investment income to average net assets.................           1.23%/(e)/
Ratio of expenses to average net assets*.............................           2.25%/(e)/
Portfolio turnover/(f)/..............................................           2277%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund

                             Financial
                             Highlights, continued
                            Selected data for a
                            share of beneficial
                            interest outstanding
                            throughout the periods
                            indicated.

                                                                                            Service Class
                                                                      ----------------------------------------------------
                                                                                                              For the period
                                                                          For the              For the       June 19, 2000/(a)/
                                                                      six months ended       year ended           through
                                                                       June 30, 2002      December 31, 2001  December 31, 2000
                                                                      ----------------    -----------------  -----------------
                                                                        (Unaudited)
Net Asset Value, Beginning of Period.................................     $  20.82            $  25.32          $    20.00
                                                                          --------            --------          ----------
Investment Activities:
  Net investment income/(loss).......................................        (0.12)/(b)/         (0.08)/(b)/          0.06/(b)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................        (1.40)              (4.42)               5.26/(c)/
                                                                          --------            --------          ----------
  Total income/(loss) from investment activities.....................        (1.52)              (4.50)               5.32
                                                                          --------            --------          ----------
Net Asset Value, End of Period.......................................     $  19.30            $  20.82          $    25.32
                                                                          ========            ========          ==========
Total Return.........................................................        (7.30)%/(d)/       (17.77)%             26.60%/(d)/
Ratios/Supplemental Data:
Net assets, end of period............................................     $417,312            $424,910          $3,898,475
Ratio of expenses to average net assets..............................         2.95%/(e)/          2.95%               2.95%/(e)/
Ratio of net investment income/(loss) to average net assets..........        (1.12)%/(e)/        (0.37)%              0.45%/(e)/
Ratio of expenses to average net assets*.............................         3.27%/(e)/          3.51%               3.34%/(e)/
Portfolio turnover/(f)/..............................................         1074%               1060%               2277%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Healthcare UltraSector                   Investments
             ProFund                                June 30, 2002
             (Unaudited)

           Common Stocks (74.9%)
                                                       Shares  Value
                                                       ------ --------
          Abbott Laboratories......................... 2,314  $ 87,131
          Abgenix, Inc.*..............................   208     2,038
          Accredo Health, Inc.*.......................    52     2,399
          AdvancePCS*.................................   156     3,735
          Aetna, Inc..................................   234    11,226
          Affymetrix, Inc.*...........................   104     2,495
          Alkermes, Inc.*.............................   156     2,498
          Allergan, Inc...............................   208    13,885
          Amgen, Inc.*................................ 1,638    68,599
          Andrx Group*................................   130     3,506
          Anthem, Inc.*...............................   156    10,527
          Apogent Technologies, Inc.*.................   234     4,814
          Bard (C.R.), Inc............................   104     5,885
          Barr Laboratories, Inc.*....................    52     3,304
          Bausch & Lomb, Inc..........................   130     4,401
          Baxter International, Inc...................   962    42,765
          Beckman Coulter, Inc........................   130     6,488
          Becton, Dickinson & Co......................   442    15,229
          Biogen, Inc.*...............................   260    10,772
          Biomet, Inc.................................   442    11,987
          Boston Scientific Corp.*....................   468    13,724
          Bristol-Myers Squibb Co..................... 3,068    78,859
          Caremark Rx, Inc.*..........................   416    20,264
          Celgene Corp.*..............................   182     6,866
          Cephalon, Inc.*.............................   104     2,785
          Charles River Laboratories International,
           Inc.*......................................   104     4,701
          Chiron Corp.*...............................   208     3,646
          CIGNA Corp..................................   208     7,353
          CYTYC Corp.*................................   260     1,981
          DaVita, Inc.*...............................   156     3,713
          DENTSPLY International, Inc.................   156     5,758
          Edwards Lifesciences Corp.*.................   156     3,620
          Eli Lilly & Co.............................. 1,508    85,057
          Enzon, Inc.*................................   104     2,559
          Express Scripts, Inc.--Class A*.............   104     5,211
          First Health Group Corp.*...................   182     5,103
          Forest Laboratories, Inc.*..................   286    20,250
          Genentech, Inc.*............................   364    12,195
          Genzyme Corp.--General Division*............   364     7,003
          Gilead Sciences, Inc.*......................   312    10,259
          Guidant Corp.*..............................   494    14,936
          HCA, Inc....................................   728    34,583
          Health Management Associates, Inc.--Class A*   416     8,384
          Health Net, Inc.*...........................   234     6,265
          Healthsouth Corp.*..........................   676     8,649
          Henry Schein, Inc.*.........................    78     3,471
          Hillenbrand Industries, Inc.................   104     5,840
          Human Genome Sciences, Inc.*................   260     3,484
          Humana, Inc.*...............................   312     4,878
          ICN Pharmaceuticals, Inc....................   182     4,407
          ICOS Corp.*.................................   130     2,205
          IDEC Pharmaceuticals Corp.*.................   260     9,217
          ImClone Systems, Inc.*......................   182     1,582
          Immunex Corp.*..............................   546    12,198
          Invitrogen Corp.*...........................   104     3,329
          IVAX Corp.*.................................   337     3,641
          Johnson & Johnson........................... 4,732   247,313
          King Pharmaceuticals, Inc.*.................   364     8,100

           Common Stocks, continued
                                                    Shares   Value
                                                    ------ ----------
          Laboratory Corp. of America Holdings*....   234  $   10,683
          Ligand Pharmaceuticals, Inc.--Class B*...   156       2,262
          Lincare Holdings, Inc.*..................   208       6,718
          Manor Care, Inc.*........................   208       4,785
          Medicis Pharmaceutical Corp.*............    78       3,336
          MedImmune, Inc.*.........................   416      10,982
          Medtronic, Inc........................... 1,924      82,451
          Merck & Co., Inc......................... 3,562     180,393
          Mid Atlantic Medical Services, Inc.*.....   104       3,261
          Millennium Pharmaceuticals, Inc.*........   468       5,686
          Mylan Laboratories, Inc..................   234       7,337
          Neurocrine Biosciences, Inc.*............    78       2,235
          Omnicare, Inc............................   182       4,780
          OSI Pharmaceuticals, Inc.*...............   104       2,498
          Oxford Health Plans, Inc.*...............   156       7,248
          Patterson Dental Co.*....................   130       6,543
          Pfizer, Inc.............................. 9,828     344,016
          Pharmaceutical Product Development, Inc.*   104       2,739
          Pharmacia Corp........................... 2,054      76,930
          Protein Design Labs, Inc.*...............   208       2,259
          Quest Diagnostics, Inc.*.................   130      11,187
          Quintiles Transnational Corp.*...........   286       3,572
          Renal Care Group, Inc.*..................   130       4,050
          Schering-Plough Corp..................... 2,340      57,573
          Scios, Inc.*.............................   104       3,183
          Sepracor, Inc.*..........................   234       2,235
          SICOR, Inc.*.............................   182       3,374
          St. Jude Medical, Inc.*..................   130       9,601
          Stryker Corp.............................   260      13,914
          Techne Corp.*............................   104       2,935
          Tenet Healthcare Corp.*..................   520      37,208
          Transkaryotic Therapies, Inc.*...........    78       2,812
          Triad Hospitals, Inc.*...................   130       5,510
          Trigon Healthcare, Inc.*.................    52       5,230
          UnitedHealth Group, Inc..................   494      45,228
          Universal Health Services, Inc.--Class B*   104       5,096
          Varian Medical Systems, Inc.*............   130       5,272
          Vertex Pharmaceuticals, Inc.*............   156       2,540
          Watson Pharmaceuticals, Inc.*............   208       5,257
          Wellpoint Health Networks, Inc.*.........   234      18,208
          Wyeth.................................... 2,080     106,504
          Zimmer Holdings, Inc.*...................   338      12,054
                                                           ----------
          TOTAL COMMON STOCKS......................         2,126,758
                                                           ----------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Healthcare UltraSector                   Investments
             ProFund                                June 30, 2002
             (Unaudited)

                                        Federal Home Loan Bank (11.7%)

                                                  Principal
                                                   Amount     Value
                                                  --------- ----------
          Federal Home Loan Bank, 1.35%, 07/01/02 $332,000  $  331,963
                                                            ----------
          TOTAL FEDERAL HOME LOAN BANK...........              331,963
                                                            ----------
          TOTAL INVESTMENTS
           (Cost $2,387,483)/(a)/--86.6%.........            2,458,721
          Other assets in excess of
           liabilities--13.4%....................              379,245
                                                            ----------
          NET ASSETS--100.0%.....................           $2,837,966
                                                            ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $79,738
                      Unrealized depreciation....  (8,500)
                                                  -------
                      Net unrealized appreciation $71,238
                                                  =======

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                           June 30, 2002
       Assets:
         Investments, at value (cost $2,387,483)............ $ 2,458,721
         Cash...............................................         849
         Dividends and interest receivable..................         484
         Receivable for capital shares issued...............   1,166,206
         Receivable from Investment Advisor.................       6,827
         Unrealized appreciation on swap contracts..........       5,476
         Prepaid and other expenses.........................      19,525
                                                             -----------
          Total Assets......................................   3,658,088
                                                             -----------
       Liabilities:
         Payable for investments purchased..................     818,097
         Administration fees payable........................          86
         Distribution and service fees payable--
          Service Class.....................................       1,939
                                                             -----------
          Total Liabilities.................................     820,122
                                                             -----------
       Net Assets........................................... $ 2,837,966
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 6,433,683
         Accumulated net investment loss....................     (45,763)
         Accumulated net realized losses on investments and
          swap contracts....................................  (3,626,668)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................      76,714
                                                             -----------
       Net Assets........................................... $ 2,837,966
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 2,712,711
         Shares of Beneficial Interest Outstanding..........     221,800
         Net Asset Value (offering and redemption price per
          share)............................................ $     12.23
                                                             ===========
       Service Class:
         Net Assets......................................... $   125,255
         Shares of Beneficial Interest Outstanding..........      10,431
         Net Asset Value (offering and redemption price per
          share)............................................ $     12.01
                                                             ===========

 Statement of Operations

                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $     8,179
        Interest.............................................       4,392
                                                              -----------
         Total Income........................................      12,571
                                                              -----------
      Expenses:
        Advisory fees........................................       7,368
        Management services fees.............................       1,474
        Administration fees..................................         521
        Distribution and service fees--Service Class.........         997
        Transfer agent fees..................................       5,101
        Registration and filing fees.........................      17,358
        Custody fees.........................................       3,749
        Fund accounting fees.................................         534
        Other fees...........................................       1,197
                                                              -----------
         Total expenses before waivers/reimbursements........      38,299
                                                              -----------
         Less Expenses waived/reimbursed by the
          Investment Advisor.................................     (18,144)
                                                              -----------
         Net Expenses........................................      20,155
                                                              -----------
      Net Investment Loss....................................      (7,584)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................    (795,135)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (284,518)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (1,079,653)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,087,237)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund


 Statements of Changes in Net Assets

                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................   $     (7,584)    $    (24,457)
  Net realized losses on investments and swap contracts..................................       (795,135)      (2,116,129)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.       (284,518)         (61,847)
                                                                                            ------------     ------------
  Change in net assets resulting from operations.........................................     (1,087,237)      (2,202,433)
                                                                                            ------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     27,667,369       80,248,109
   Service Class.........................................................................      2,571,827        2,649,909
  Cost of shares redeemed
   Investor Class........................................................................    (34,551,397)     (74,233,020)
   Service Class.........................................................................     (2,814,371)      (3,509,498)
                                                                                            ------------     ------------
  Change in net assets resulting from capital transactions...............................     (7,126,572)       5,155,500
                                                                                            ------------     ------------
  Change in net assets...................................................................     (8,213,809)       2,953,067
Net Assets:
  Beginning of period....................................................................     11,051,775        8,098,708
                                                                                            ------------     ------------
  End of period..........................................................................   $  2,837,966     $ 11,051,775
                                                                                            ============     ============
Share Transactions:
  Issued
   Investor Class........................................................................      1,859,588        4,538,730
   Service Class.........................................................................        176,844          147,590
  Redeemed
   Investor Class........................................................................     (2,254,008)      (4,207,707)
   Service Class.........................................................................       (194,078)        (192,272)
                                                                                            ------------     ------------
  Change in shares.......................................................................       (411,654)         286,341
                                                                                            ============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                          Investor Class
                                                   -------------------------------------------------------
                                                                                              For the period
                                                       For the               For the         June 19, 2002/(a)/
                                                   six months ended        year ended             through
                                                    June 30, 2002       December 31, 2001    December 31, 2000
                                                   ----------------     -----------------    -----------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period..............    $    17.17           $     22.67          $    20.00
                                                      ----------           -----------          ----------
Investment Activities:
 Net investment income/(loss).....................         (0.05)/(b)/           (0.07)/(b)/          0.04/(b)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts.................         (4.89)                (5.43)               2.63
                                                      ----------           -----------          ----------
 Total income/(loss) from investment activities...         (4.94)                (5.50)               2.67
                                                      ----------           -----------          ----------
Net Asset Value, End of Period....................    $    12.23           $     17.17          $    22.67
                                                      ==========           ===========          ==========
Total Return......................................        (28.77)%/(c)/         (24.26)%             13.35%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.........................    $2,712,711           $10,583,316          $6,466,590
Ratio of expenses to average net assets...........          1.95%/(d)/            1.95%               1.86%/(d)/
Ratio of net investment income/(loss) to average
 net assets.......................................         (0.68)%/(d)/          (0.40)%              0.34%/(d)/
Ratio of expenses to average net assets*..........          3.75%/(d)/            2.58%               2.25%/(d)/
Portfolio turnover/(e)/...........................           908%                 1143%               1011%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencementof operations.
/(b)/Pershare net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Notannualized.
/(d)/Annualized.
/(e)/Portfolioturnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                    Service Class
                                                             ----------------------------------------------------
                                                                                                     For the period
                                                                 For the              For the       June 19, 2002/(a)/
                                                             six months ended       year ended           through
                                                              June 30, 2002      December 31, 2001  December 31, 2000
                                                             ----------------    -----------------  -----------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................     $  16.93            $  22.56          $    20.00
                                                                 --------            --------          ----------
Investment Activities:
 Net investment loss........................................        (0.12)/(b)/         (0.18)/(b)/         (0.11)/(b)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................        (4.80)              (5.45)               2.67
                                                                 --------            --------          ----------
 Total income/(loss) from investment operations.............        (4.92)              (5.63)               2.56
                                                                 --------            --------          ----------
Net Asset Value, End of Period..............................     $  12.01            $  16.93          $    22.56
                                                                 ========            ========          ==========
Total Return................................................       (29.06)%/(c)/       (24.96)%             12.80%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...................................     $125,255            $468,459          $1,632,118
Ratio of expenses to average net assets.....................         2.95%/(d)/          2.95%               2.95%/(d)/
Ratio of net investment loss to average net assets..........        (1.57)%/(d)/        (1.02)%             (0.94)%/(d)/
Ratio of expenses to average net assets*....................         5.32%/(d)/          3.58%               3.34%/(d)/
Portfolio turnover/(e)/.....................................          908%               1143%               1011%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

         PROFUNDS                     Schedule of Portfolio Investments
         Internet UltraSector ProFund                     June 30, 2002
         (Unaudited)

            Common Stocks (75.0%)
                                                    Shares   Value
                                                    ------ ----------
           Agile Software Corp.*...................  1,485 $   10,796
           Akamai Technologies, Inc.*..............  2,745      3,569
           Amazon.com, Inc.*.......................  7,065    114,806
           Ameritrade Holding Corp.--Class A*......  4,050     18,630
           Ariba, Inc.*............................  7,695     24,547
           BEA Systems, Inc.*...................... 11,880    112,979
           BroadVision, Inc.*......................  7,245      2,246
           Check Point Software Technologies, Ltd.*  5,580     75,665
           CheckFree Holdings Corp.*...............  2,070     32,375
           CMGI, Inc.*............................. 10,710      5,141
           CNET Networks, Inc.*....................  3,690      7,343
           Commerce One, Inc.*.....................  7,200      2,736
           Digital Insight Corp.*..................    945     15,545
           DoubleClick, Inc.*......................  3,960     29,383
           EarthLink, Inc.*........................  3,960     26,611
           eBay, Inc.*.............................  2,115    130,325
           eToys, Inc./(a)/*.......................    494          0
           ETRADE Group, Inc.*.....................  8,910     48,649
           Expedia, Inc.--Class A*.................    450     26,681
           FreeMarkets, Inc.*......................  1,215     17,168
           HomeStore.com, Inc.*....................  2,970      4,277
           Hotels.com*.............................    405     17,103
           I2 Technologies, Inc.*..................  9,270     13,720
           InfoSpace, Inc.*........................  7,560      3,402
           Inktomi Corp.*..........................  4,590      4,039
           Internet Security Systems, Inc.*........  1,350     17,712
           Interwoven, Inc.*.......................  3,285     10,019
           Macromedia, Inc.*.......................  1,845     16,365
           Overture Services, Inc.*................  1,620     40,468
           Portal Software, Inc.*..................  4,005      3,004
           priceline.com, Inc.*....................  3,060      8,537
           RealNetworks, Inc.*.....................  3,330     13,553
           Tibco Software, Inc.*...................  2,520     14,011
           Ticketmaster Online-CitySearch, Inc.*...    810     15,155
           TMP Worldwide, Inc.*....................  2,655     57,083
           VeriSign, Inc.*.........................  6,705     48,209
           Vignette Corp.*.........................  7,740     15,248
           WebMD Corp.*............................  9,045     50,923
           webMethods, Inc.*.......................  1,485     14,702
           Websense, Inc.*.........................    675     17,260
           Yahoo!, Inc.*...........................  8,100    119,555
                                                           ----------
           TOTAL COMMON STOCKS.....................         1,209,540
                                                           ----------

       Federal Home Loan Bank (31.5%)
                                                    Principal
                                                     Amount      Value
                                                    --------- ----------
      Federal Home Loan Bank,
       1.35%, 07/01/02............................. $509,000  $  508,943
                                                              ----------
      TOTAL FEDERAL HOME LOAN BANK.................              508,943
                                                              ----------
      TOTAL INVESTMENTS
        (Cost $1,528,289)/(b)/ --106.5%............            1,718,483
      Liabilities in excess of other assets--(6.5)%             (104,692)
                                                              ----------
      NET ASSETS--100.0%...........................           $1,613,791
                                                              ==========

------
*Non-income producing security.
/(a)/Bankrupt security.
/(b)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

       Unrealized appreciation................................ $235,104
       Unrealized depreciation................................  (44,910)
                                                               --------
       Net unrealized appreciation............................ $190,194
                                                               ========

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $1,528,289)............  $ 1,718,483
        Cash...............................................          444
        Receivable for investments sold....................      322,405
        Receivable for capital shares issued...............        9,457
        Receivable from Investments Advisor................        5,539
        Prepaid and other expenses.........................       17,237
                                                             -----------
         Total Assets......................................    2,073,565
                                                             -----------
      Liabilities:
        Payable for capital shares redeemed................      446,118
        Unrealized depreciation on swap contracts..........        8,252
        Administration fees payable........................           88
        Distribution and service fees payable--
         Service Class.....................................        5,316
                                                             -----------
         Total Liabilities.................................      459,774
                                                             -----------
      Net Assets...........................................  $ 1,613,791
                                                             ===========
      Net Assets consist of:
        Capital............................................  $11,223,820
        Accumulated net investment loss....................      (79,899)
        Accumulated net realized losses on investments
         and swap contracts................................   (9,712,072)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................      181,942
                                                             -----------
      Net Assets...........................................  $ 1,613,791
                                                             ===========
      Investor Class:
        Net Assets.........................................  $ 1,502,216
        Shares of Beneficial Interest Outstanding..........       56,890
        Net Asset Value (offering and redemption price per
         share)............................................  $     26.41
                                                             ===========
      Service Class:
        Net Assets.........................................  $   111,575
        Shares of Beneficial Interest Outstanding..........        4,381
        Net Asset Value (offering and redemption price per
         share)............................................  $     25.47
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Interest............................................. $    10,809
                                                              -----------
      Expenses:
        Advisory fees........................................      16,894
        Management services fees.............................       3,379
        Administration fees..................................         856
        Distribution and service fees--Service Class.........       1,981
        Transfer agent fees..................................       9,343
        Registration and filing fees.........................      22,154
        Custody fees.........................................       5,084
        Fund accounting fees.................................       1,396
        Other fees...........................................       2,787
                                                              -----------
         Total Expenses before waivers.......................      63,874
         Less Expenses waived by the Investment Advisor......     (17,969)
                                                              -----------
         Net Expenses........................................      45,905
                                                              -----------
      Net Investment Loss....................................     (35,096)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................  (4,669,358)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (790,969)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (5,460,327)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(5,495,423)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................   $    (35,096)    $    (34,183)
  Net realized losses on investments and swap contracts..................................     (4,669,358)      (2,878,683)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.       (790,969)       1,180,030
                                                                                            ------------     ------------
  Change in net assets resulting from operations.........................................     (5,495,423)      (1,732,836)
                                                                                            ------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     40,505,549       59,699,125
   Service Class.........................................................................      3,722,790        8,132,415
  Cost of shares redeemed
   Investor Class........................................................................    (40,544,205)     (52,259,649)
   Service Class.........................................................................     (4,138,738)      (7,174,352)
                                                                                            ------------     ------------
  Change in net assets resulting from capital transactions...............................       (454,604)       8,397,539
                                                                                            ------------     ------------
  Change in net assets...................................................................     (5,950,027)       6,664,703
Net Assets:
  Beginning of period....................................................................      7,563,818          899,115
                                                                                            ------------     ------------
  End of period..........................................................................   $  1,613,791     $  7,563,818
                                                                                            ============     ============
Share Transactions:
  Issued
   Investor Class........................................................................        764,405        5,698,192
   Service Class.........................................................................         75,512          479,638
  Redeemed
   Investor Class........................................................................       (809,340)      (5,728,368)
   Service Class.........................................................................        (87,392)        (496,783)
                                                                                            ------------     ------------
  Change in shares.......................................................................        (56,815)         (47,321)
                                                                                            ============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                              Investor Class/(a)/
                                         ------------------------------------------------------
                                             For the               For the         For the period
                                         six months ended        year ended       June 19, 2000/(b)/
                                          June 30, 2002       December 31, 2001        through
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    64.32           $   272.00           $1,000.00
                                            ----------           ----------           ---------
Investment Activities:
 Net investment income/(loss)...........         (0.37)/(c)/          (0.85)/(c)/          2.00/(c)/
 Net realized and unrealized losses on
   investments and swap contracts.......        (37.54)             (206.83)            (730.00)
                                            ----------           ----------           ---------
 Total loss from investment activities..        (37.91)             (207.68)            (728.00)
                                            ----------           ----------           ---------
Net Asset Value, End of Period..........    $    26.41           $    64.32           $  272.00
                                            ==========           ==========           =========
Total Return............................        (58.94)%/(d)/        (76.35)%            (72.80)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............    $1,502,216           $6,549,625           $ 718,432
Ratio of expenses to average net assets.          1.95%/(e)/           1.95%               1.59%/(e)/
Ratio of net investment income/(loss)
 to average net assets..................         (1.48)%/(e)/         (1.13)%              0.46%/(e)/
Ratio of expenses to average net assets*          2.75%/(e)/           3.59%               3.99%/(e)/
Portfolio turnover/(f)/.................           865%                1742%               2401%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjustedfor 1:10 reverse stock split that occurred on April 27, 2001.
             Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
/(b)/Commencementof operations.
/(c)/Pershare net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Notannualized.
/(e)/Annualized.
/(f)/Portfolioturnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund


 Financial Highlights, continued
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                              Service Class/(a)/
                                         -----------------------------------------------------
                                             For the              For the         For the period
                                         six months ended       year ended       June 19, 2000/(b)/
                                          June 30, 2002      December 31, 2001        through
                                           (Unaudited)
Net Asset Value, Beginning of Period....     $  62.37           $   270.50           $1,000.00
                                             --------           ----------           ---------
Investment Activities:
 Net investment loss....................        (0.62)/(c)/          (1.53)/(c)/         (2.50)/(c)/
 Net realized and unrealized losses on
   investments and swap contracts.......       (36.28)             (206.60)            (727.00)
                                             --------           ----------           ---------
 Total loss from investment activities..       (36.90)             (208.13)            (729.50)
                                             --------           ----------           ---------
Net Asset Value, End of Period..........     $  25.47           $    62.37           $  270.50
                                             ========           ==========           =========
Total Return............................       (59.16)%/(d)/        (76.94)%            (72.95)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............     $111,575           $1,014,193           $ 180,683
Ratio of expenses to average net assets.         2.95%/(e)/           2.95%               2.79%/(e)/
Ratio of net investment loss to average
 net assets.............................        (2.48)%/(e)/         (2.24)%             (0.63)%/(e)/
Ratio of expenses to average net assets*         3.75%/(e)/           4.59%               5.20%/(e)/
Portfolio turnover/(f)/.................          865%                1742%               2401%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
     Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Pharmaceuticals                          Investments
             UltraSector ProFund                    June 30, 2002
             (Unaudited)

             Common Stocks (75.4%)
                                                  Shares   Value
                                                  ------ ----------
            Allergan, Inc........................   208  $   13,884
            Alpharma, Inc........................    64       1,087
            Andrx Group*.........................    96       2,589
            Barr Laboratories, Inc.*.............    48       3,049
            Bristol-Myers Squibb Co.............. 2,992      76,894
            Cell Pathways, Inc.*.................    48          72
            Cephalon, Inc.*......................    80       3,616
            Eli Lilly & Co....................... 1,488      83,923
            Emisphere Technologies, Inc.*........    32         132
            Forest Laboratories, Inc.*...........   272      19,258
            ICN Pharmaceuticals, Inc.............   128       3,099
            Inhale Therapeutic Systems, Inc.*....    80         795
            IVAX Corp.*..........................   256       2,765
            Johnson & Johnson.................... 4,656     243,323
            King Pharmaceuticals, Inc.*..........   352       7,832
            KOS Pharmaceuticals, Inc.*...........    16         326
            Medicis Pharmaceutical Corp.*........    48       2,052
            Merck & Co., Inc..................... 3,504     177,443
            Mylan Laboratories, Inc..............   192       6,019
            Noven Pharmaceuticals, Inc.*.........    32         816
            NPS Pharmaceuticals, Inc.*...........    48         735
            Perrigo Co.*.........................    96       1,248
            Pfizer, Inc.......................... 9,648     337,680
            Pharmacia Corp....................... 2,000      74,900
            PRAECIS Pharmaceuticals, Inc.*.......    80         278
            SangStat Medical Corp.*..............    48       1,103
            Schering-Plough Corp................. 2,272      55,891
            Sepracor, Inc.*......................   128       1,222
            SICOR, Inc.*.........................   112       2,076
            SuperGen, Inc.*......................    48         348
            Taro Pharmaceutical Industries, Ltd.*    48       1,177
            Tularik, Inc.*.......................    64         587
            Watson Pharmaceuticals, Inc.*........   160       4,043
            Wyeth................................ 2,048     104,858
                                                         ----------
            TOTAL COMMON STOCKS..................         1,235,120
                                                         ----------

                                        Federal Home Loan Bank (24.7%)

                                              Principal
                                               Amount      Value
                                              --------- ----------
             Federal Home Loan Bank,
              1.35%, 07/01/02................ $404,000  $  403,955
                                                        ----------
             TOTAL FEDERAL HOME LOAN BANK....              403,955
                                                        ----------
             TOTAL INVESTMENTS
              (Cost $1,617,312) /(a)/--100.1%            1,639,075
             Liabilities in excess of other
              assets--(0.1)%.................                 (847)
                                                        ----------
             NET ASSETS--100.0%..............           $1,638,228
                                                        ==========

------
*Non-income producing security.
/(a)/Representscost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 31,868
                     Unrealized depreciation....  (10,105)
                                                 --------
                     Net unrealized appreciation $ 21,763
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $1,617,312)............ $ 1,639,075
         Cash...............................................         411
         Dividends and interest receivable..................         768
         Receivable for investments sold....................     308,695
         Receivable from Investment Advisor.................       6,641
         Unrealized appreciation on swap contracts..........       3,568
         Prepaid and other expenses.........................      24,212
                                                             -----------
          Total Assets......................................   1,983,370
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................     342,894
         Administration fees payable........................          73
         Distribution and service fees payable--
          Service Class.....................................       2,175
                                                             -----------
          Total Liabilities.................................     345,142
                                                             -----------
       Net Assets........................................... $ 1,638,228
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 7,116,796
         Accumulated net investment loss....................     (25,792)
         Accumulated net realized losses on investments and
          swap contracts....................................  (5,478,107)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................      25,331
                                                             -----------
       Net Assets........................................... $ 1,638,228
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 1,534,170
         Shares of Beneficial Interest Outstanding..........     133,302
         Net Asset Value (offering and redemption price per
          share)............................................ $     11.51
                                                             ===========
       Service Class:
         Net Assets......................................... $   104,058
         Shares of Beneficial Interest Outstanding..........       9,218
         Net Asset Value (offering and redemption price per
          share)............................................ $     11.29
                                                             ===========


       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $    16,920
        Interest.............................................       6,641
                                                              -----------
         Total Income........................................      23,561
                                                              -----------
      Expenses:
        Advisory fees........................................      11,023
        Management services fees.............................       2,204
        Administration fees..................................         608
        Distribution and service fees--Service Class.........       1,102
        Transfer agent fees..................................       9,099
        Registration and filing fees.........................      18,191
        Custody fees.........................................       2,649
        Fund accounting fees.................................         661
        Other fees...........................................       1,437
                                                              -----------
         Total Expenses before waivers/
          reimbursements.....................................      46,974
         Less Expenses waived/reimbursed by the
          Investment Advisor.................................     (17,213)
                                                              -----------
         Net Expenses........................................      29,761
                                                              -----------
      Net Investment Loss....................................      (6,200)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (1,161,918)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................     145,030
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (1,016,888)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,023,088)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................   $     (6,200)    $    (22,671)
  Net realized losses on investments and swap contracts..................................     (1,161,918)      (2,432,763)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.        145,030         (575,838)
                                                                                            ------------     ------------
  Change in net assets resulting from operations.........................................     (1,023,088)      (3,031,272)
                                                                                            ------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     40,986,928       85,777,818
   Service Class.........................................................................      4,074,030        6,284,939
  Cost of shares redeemed
   Investor Class........................................................................    (53,785,478)     (71,813,848)
   Service Class.........................................................................     (4,343,560)     (10,658,254)
                                                                                            ------------     ------------
  Change in net assets resulting from capital transactions...............................    (13,068,080)       9,590,655
                                                                                            ------------     ------------
  Change in net assets...................................................................    (14,091,168)       6,559,383
Net Assets:
  Beginning of period....................................................................     15,729,396        9,170,013
                                                                                            ------------     ------------
  End of period..........................................................................   $  1,638,228     $ 15,729,396
                                                                                            ============     ============
Share Transactions:
  Issued
   Investor Class........................................................................      2,849,405        4,877,078
   Service Class.........................................................................        278,856          350,064
  Redeemed
   Investor Class........................................................................     (3,640,530)      (4,102,023)
   Service Class.........................................................................       (296,638)        (569,459)
                                                                                            ------------     ------------
  Change in shares.......................................................................       (808,907)         555,660
                                                                                            ============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                          Investor Class
                                                   -------------------------------------------------------
                                                       For the               For the          For the period
                                                   six months ended        year ended        June 28, 2000/(a)/
                                                    June 30, 2002       December 31, 2001         through
                                                     (Unaudited)
Net Asset Value, Beginning of Period..............    $    16.54           $     23.23          $    20.00
                                                      ----------           -----------          ----------
Investment Activities:
 Net investment income/(loss).....................         (0.02)/(b)/           (0.07)/(b)/          0.13/(b)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts.................         (5.01)                (6.62)               3.10
                                                      ----------           -----------          ----------
 Total income/(loss) from investment activities...         (5.03)                (6.69)               3.23
                                                      ----------           -----------          ----------
Net Asset Value, End of Period....................    $    11.51           $     16.54          $    23.23
                                                      ==========           ===========          ==========
Total Return......................................        (30.41)%/(c)/         (28.80)%             16.15%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.........................    $1,534,170           $15,289,526          $3,469,659
Ratio of expenses to average net assets...........          1.95%/(d)/            1.95%               1.93%/(d)/
Ratio of net investment income/(loss) to average
 net assets.......................................         (0.31)%/(d)/          (0.38)%              1.27%/(d)/
Ratio of expenses to average net assets*..........          3.10%/(d)/            2.33%               2.55%/(d)/
Portfolio turnover/(e)/...........................          1040%                 1469%               1486%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                                       Service Class
                                                                                --------------------------------------

                                                                                    For the              For the
                                                                                six months ended       year ended
                                                                                 June 30, 2002      December 31, 2001
                                                                                ----------------    -----------------
                                                                                  (Unaudited)
Net Asset Value, Beginning of Period...........................................     $  16.29            $  23.13
                                                                                    --------            --------
Investment Activities:
  Net investment loss..........................................................        (0.14)/(b)/         (0.07)/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.        (4.86)              (6.77)
                                                                                    --------            --------
  Total income/(loss) from investment activities...............................        (5.00)              (6.84)
                                                                                    --------            --------
Net Asset Value, End of Period.................................................     $  11.29            $  16.29
                                                                                    ========            ========
Total Return...................................................................       (30.69)%/(c)/       (29.57)%
Ratios/Supplemental Data:
Net assets, end of period......................................................     $104,058            $439,870
Ratio of expenses to average net assets........................................         2.95%/(d)/          2.95%
Ratio of net investment loss to average net assets.............................        (1.83)%/(d)/        (0.40)%
Ratio of expenses to average net assets/*/.....................................         4.44%/(d)/          3.33%
Portfolio turnover/(e)/........................................................         1040%               1469%

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                                                                 For the period
                                                                                June 28, 2000/(a)/
                                                                                     through
                                                                                December 31, 2000
                                                                                -----------------

Net Asset Value, Beginning of Period...........................................    $    20.00
                                                                                   ----------
Investment Activities:
  Net investment loss..........................................................         (0.19)/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.          3.32
                                                                                   ----------
  Total income/(loss) from investment activities...............................          3.13
                                                                                   ----------
Net Asset Value, End of Period.................................................    $    23.13
                                                                                   ==========
Total Return...................................................................         15.65%/(c)/
Ratios/Supplemental Data:
Net assets, end of period......................................................    $5,700,354
Ratio of expenses to average net assets........................................          2.94%/(d)/
Ratio of net investment loss to average net assets.............................         (1.72)%/(d)/
Ratio of expenses to average net assets/*/.....................................          3.56%/(d)/
Portfolio turnover/(e)/........................................................          1486%

------
/*/During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

          PROFUNDS                   Schedule of Portfolio Investments
          Precious Metals                                June 30, 2002
          UltraSector ProFund
          (Unaudited)

             Federal Home Loan Bank (203.6%)
                                            Principal
                                             Amount       Value
                                            ---------- -----------
            Federal Home Loan Bank, 1.35%,
             07/01/02...................... $5,476,719 $ 5,476,384
                                                       -----------
            TOTAL FEDERAL HOME LOAN BANK...              5,476,384
                                                       -----------
            TOTAL INVESTMENTS
             (Cost $5,476,719)/(a)/--203.6%              5,476,384
            Liabilities in excess of other
             assets--(103.6)%..............             (2,786,217)
                                                       -----------
            NET ASSETS--100.0%.............            $ 2,690,167
                                                       ===========

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..................................... $   0
      Unrealized depreciation.....................................  (335)
                                                                   -----
      Net unrealized depreciation................................. $(335)
                                                                   =====

              See accompanying notes to the financial statements.

PROFUNDS
Precious Metals UltraSector ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $5,476,719)............  $5,476,384
        Cash...............................................       1,270
        Prepaid and other expenses.........................      56,767
                                                             ----------
         Total Assets......................................   5,534,421
                                                             ----------
      Liabilities:
        Payable for capital shares redeemed................   2,069,963
        Unrealized depreciation on swap contracts..........     768,536
        Advisory fees payable..............................       2,519
        Management services fees payable...................         504
        Distribution and service fees payable--
         Service Class.....................................       2,732
                                                             ----------
         Total Liabilities.................................   2,844,254
                                                             ----------
      Net Assets...........................................  $2,690,167
                                                             ==========
      Net Assets consist of:
        Capital............................................  $4,353,522
        Accumulated net investment loss....................      (3,104)
        Accumulated net realized losses on investments
         and swap contracts................................    (891,380)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................    (768,871)
                                                             ----------
      Net Assets...........................................  $2,690,167
                                                             ==========
      Investor Class:
        Net Assets.........................................  $  425,620
        Shares of Beneficial Interest Outstanding..........      19,305
        Net Asset Value (offering and redemption price per
         share)............................................  $    22.05
                                                             ==========
      Service Class:
        Net Assets.........................................  $2,264,547
        Shares of Beneficial Interest Outstanding..........     102,770
        Net Asset Value (offering and redemption price per
         share)............................................  $    22.04
                                                             ==========

       Statement of Operations
                   For the period June 3, 2002/(a)/ through June 30, 2002
      Investment Income:
        Interest............................................. $     5,170
                                                              -----------
      Expenses:
        Advisory fees........................................       2,519
        Management services fees.............................         504
        Administration fees..................................          38
        Distribution and service fees--Service Class.........       2,732
        Transfer agent fees..................................         147
        Registration and filing fees.........................       1,841
        Custody fees.........................................         230
        Fund accounting fees.................................          39
        Other fees...........................................         224
                                                              -----------
         Total Expenses......................................       8,274
                                                              -----------
      Net Investment Loss....................................      (3,104)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................    (891,380)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (768,871)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (1,660,251)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,663,355)
                                                              ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Precious Metals UltraSector ProFund

 Statement of Changes in Net Assets
                                                                                           For the period
                                                                                          June 3, 2002/(a)/
                                                                                              through
                                                                                           June 30, 2002
                                                                                          ----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................   $    (3,104)
  Net realized losses on investments and swap contracts..................................      (891,380)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.      (768,871)
                                                                                            -----------
  Change in net assets resulting from operations.........................................    (1,663,355)
                                                                                            -----------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     3,314,142
   Service Class.........................................................................     7,604,101
  Cost of shares redeemed
   Investor Class........................................................................    (2,513,147)
   Service Class.........................................................................    (4,051,574)
                                                                                            -----------
  Change in net assets resulting from capital transactions...............................     4,353,522
                                                                                            -----------
  Change in net assets...................................................................     2,690,167
Net Assets:
  Beginning of period....................................................................            --
                                                                                            -----------
  End of period..........................................................................   $ 2,690,167
                                                                                            ===========
Share Transactions:
  Issued
   Investor Class........................................................................       123,491
   Service Class.........................................................................       281,931
  Redeemed
   Investor Class........................................................................      (104,186)
   Service Class.........................................................................      (179,161)
                                                                                            -----------
  Change in shares.......................................................................       122,075
                                                                                            ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Precious Metals UltraSector ProFund
(Unaudited)

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                          Investor Class        Service Class
                                                                        ----------------       ----------------
                                                                          For the period        For the period
                                                                        June 3, 2002/(a)/      June 3, 2002/(a)/
                                                                             through               through
                                                                          June 30, 2002         June 30, 2002
Net Asset Value, Beginning of Period...................................     $  30.00              $    30.00
                                                                            --------              ----------
Investment Activities:
  Net investment loss..................................................           --/(b), (c)/         (0.02)/(c)/
  Net realized and unrealized losses on investments and swap contracts.        (7.95)                  (7.94)
                                                                            --------              ----------
  Total loss from investment activities................................        (7.95)                  (7.96)
                                                                            --------              ----------
Net Asset Value, End of Period.........................................     $  22.05              $    22.04
                                                                            ========              ==========
Total Return...........................................................       (26.50)%/(d)/           (26.53)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period..............................................     $425,620              $2,264,547
Ratio of expenses to average net assets................................         1.68%/(e)/              2.68%/(e)/
Ratio of net investment loss to average net assets.....................        (0.08)%/(e)/            (1.13)%/(e)/
Portfolio turnover/(f)/................................................           --                      --

------
/(a)/Commencement of operations.
/(b)/Amount is less than $0.005.
/(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Real Estate UltraSector                  Investments
             ProFund                                June 30, 2002
             (Unaudited)


            Common Stocks (74.8%)
                                                   Shares    Value
                                                   ------ -----------
           AMB Property Corp......................  7,238 $   324,664
           Annaly Mortgage Management, Inc........  7,144     200,550
           Apartment Investment & Management Co.--
            Class A...............................  7,332     521,946
           Archstone-Smith Trust.................. 15,228     588,322
           Arden Realty Group, Inc................  5,170     212,829
           AvalonBay Communities, Inc.............  5,734     387,449
           Boston Properties, Inc.................  7,802     450,990
           Brandywine Realty Trust................  2,820     105,685
           BRE Properties, Inc.--Class A..........  3,948     177,718
           Camden Property Trust..................  3,478     186,351
           Capital Automotive Real Estate
            Investment Trust......................  1,974      68,232
           CarrAmerica Realty Corp................  2,538     113,293
           Catellus Development Corp.*............  6,768     199,983
           CBL & Associates Properties, Inc.......  2,350     137,711
           Centerpoint Properties Corp............  1,974     165,685
           Chelsea Property Group, Inc............  3,008     145,588
           Colonial Properties Trust..............  1,786     100,655
           Cousins Properties, Inc................  3,477     124,583
           Crescent Real Estate Equities Co.......  8,554     231,469
           Developers Diversified Realty Corp.....  4,982     162,202
           Duke-Weeks Realty Corp................. 10,904     456,764
           Equity Inns, Inc.......................  3,478      40,523
           Equity Office Properties Trust......... 36,095   1,572,073
           Equity Residential Properties Trust.... 23,406     973,695
           Federal Realty Investment Trust........  3,760     150,759
           FelCor Lodging Trust, Inc..............  3,384      89,857
           First Industrial Realty Trust, Inc.....  3,384     160,849
           General Growth Properties, Inc.........  4,982     367,630
           Glenborough Realty Trust, Inc..........  2,350      80,591
           Health Care Property Investors, Inc....  4,982     309,245
           Health Care REIT, Inc..................  3,196     138,503
           Healthcare Realty Trust, Inc...........  3,666     169,744
           Highwoods Properties, Inc..............  4,606     173,285
           Home Properties of New York, Inc.......  1,880     103,205
           Hospitality Properties Trust...........  4,982     263,114
           Host Marriott Corp..................... 20,022     327,428
           HRPT Properties Trust.................. 10,528     134,850
           iStar Financial, Inc...................  4,700     193,821
           JDN Realty Corp........................  2,820      51,013
           Kilroy Realty Corp.....................  2,350      90,961
           Kimco Realty Corp......................  7,708     373,515
           Koger Equity, Inc......................  1,880      52,504
           La Quinta Corp.*....................... 13,160     138,099
           Liberty Property Trust.................  6,486     328,469
           LNR Property Corp......................  2,162     107,926

            Common Stocks, continued
                                                Shares       Value
                                               ---------- -----------
           Macerich Co........................      2,914 $   130,709
           Mack-Cali Realty Corp..............      4,888     248,603
           Manufactured Home Communities, Inc.      1,692      85,932
           MeriStar Hospitality Corp..........      3,854      85,051
           Mills Corp.........................      2,256     101,194
           Nationwide Health Properties, Inc..      4,230     114,769
           New Plan Excel Realty Trust, Inc...      8,178     246,497
           Plum Creek Timber Co., Inc.........     11,938     530,304
           Post Properties, Inc...............      3,196     139,474
           Prentiss Properties Trust..........      3,102     142,508
           Prologis Trust.....................     15,416     579,973
           Public Storage, Inc................      6,862     368,359
           Reckson Associates Realty Corp.....      4,042     145,633
           RFS Hotel Investors, Inc...........      2,444      47,888
           Rouse Co...........................      7,520     359,074
           Shurgard Storage Centers, Inc.--
            Class A...........................      2,726     136,869
           Simon Property Group, Inc..........     12,126     646,375
           SL Green Realty Corp...............      2,632     135,767
           St. Joe Co.........................      2,726     118,411
           United Dominion Realty Trust, Inc..      9,306     212,100
           Vornado Realty Trust...............      7,520     502,690
           Weingarten Realty Investors........      4,136     211,852
                                                          -----------
           TOTAL COMMON STOCKS................             16,744,360
                                                          -----------
            Federal Home Loan Bank (16.5%)
                                               Principal
                                                Amount
                                               ----------
           Federal Home Loan Bank,
            1.35%, 07/01/02................... $3,699,000   3,698,584
                                                          -----------
           TOTAL FEDERAL HOME LOAN BANK.......              3,698,584
                                                          -----------
           TOTAL INVESTMENTS
            (Cost $19,954,550)/(a)/--91.3%....             20,442,944
           Other assets in excess of
            liabilities--8.7%.................              1,934,762
                                                          -----------
           NET ASSETS--100.0%.................            $22,377,706
                                                          ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $527,504
                     Unrealized depreciation....  (39,110)
                                                 --------
                     Net unrealized appreciation $488,394
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $19,954,550)...........  $20,442,944
        Dividends and interest receivable..................      104,875
        Receivable for capital shares issued...............    6,893,351
        Unrealized appreciation on swap contracts..........      124,505
        Prepaid and other expenses.........................        4,620
                                                             -----------
         Total Assets......................................   27,570,295
                                                             -----------
      Liabilities:
        Payable to custodian...............................           93
        Payable for investments purchased..................    5,172,402
        Advisory fees payable..............................        6,481
        Administration fees payable........................          566
        Distribution and service fees payable--
         Service Class.....................................       13,047
                                                             -----------
         Total Liabilities.................................    5,192,589
                                                             -----------
      Net Assets...........................................  $22,377,706
                                                             ===========
      Net Assets consist of:
        Capital............................................  $26,147,067
        Accumulated distributions in excess of net
         investment income.................................     (283,081)
        Accumulated net realized losses on investments
         and swap contracts................................   (4,099,179)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................      612,899
                                                             -----------
      Net Assets...........................................  $22,377,706
                                                             ===========
      Investor Class:
        Net Assets.........................................  $17,827,474
        Shares of Beneficial Interest Outstanding..........      742,347
        Net Asset Value (offering and redemption price per
         share)............................................  $     24.02
                                                             ===========
      Service Class:
        Net Assets.........................................  $ 4,550,232
        Shares of Beneficial Interest Outstanding..........      191,146
        Net Asset Value (offering and redemption price per
         share)............................................  $     23.81
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................... $343,779
        Interest................................................   21,353
                                                                 --------
         Total Income...........................................  365,132
                                                                 --------
      Expenses:
        Advisory fees...........................................   41,307
        Management services fees................................    8,261
        Administration fees.....................................    3,171
        Distribution and service fees--Service Class............   14,781
        Transfer agent fees.....................................   17,777
        Registration and filing fees............................   15,005
        Custody fees............................................   10,621
        Fund accounting fees....................................    5,067
        Other fees..............................................    8,988
                                                                 --------
         Total Expenses before waivers..........................  124,978
         Less Expenses waived by the Investment Advisor.........   (2,800)
                                                                 --------
         Net Expenses...........................................  122,178
                                                                 --------
      Net Investment Income.....................................  242,954
                                                                 --------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap contracts...  (62,028)
        Net change in unrealized appreciation/(depreciation) on
         investments and swap contracts.........................   68,425
                                                                 --------
         Net realized and unrealized gains on investments and
          swap contracts........................................    6,397
                                                                 --------
      Change in Net Assets Resulting from Operations............ $249,351
                                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment income..................................................................  $     242,954     $     461,644
  Net realized losses on investments and swap contracts..................................        (62,028)       (1,819,102)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.         68,425           188,806
                                                                                           -------------     -------------
  Change in net assets resulting from operations.........................................        249,351        (1,168,652)
                                                                                           -------------     -------------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................       (362,549)         (125,664)
   Service Class.........................................................................       (133,324)         (386,560)
  Return of capital
   Investor Class........................................................................             --           (35,855)
   Service Class.........................................................................             --          (110,295)
                                                                                           -------------     -------------
  Change in net assets resulting from distributions......................................       (495,873)         (658,374)
                                                                                           -------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................    278,849,005       268,596,231
   Service Class.........................................................................     26,745,988        91,471,051
  Dividends reinvested
   Investor Class........................................................................        320,334           138,669
   Service Class.........................................................................        130,646           496,847
  Cost of shares redeemed
   Investor Class........................................................................   (267,305,763)     (272,678,751)
   Service Class.........................................................................    (23,248,536)      (94,762,615)
                                                                                           -------------     -------------
  Change in net assets resulting from capital transactions...............................     15,491,674        (6,738,568)
                                                                                           -------------     -------------
  Change in net assets...................................................................     15,245,152        (8,565,594)
Net Assets:
  Beginning of period....................................................................      7,132,554        15,698,148
                                                                                           -------------     -------------
  End of period..........................................................................  $  22,377,706     $   7,132,554
                                                                                           =============     =============
Share Transactions:
  Issued
   Investor Class........................................................................     11,826,476        11,742,990
   Service Class.........................................................................      1,134,523         3,975,795
  Reinvested
   Investor Class........................................................................         14,215             6,411
   Service Class.........................................................................          5,543            23,141
  Redeemed
   Investor Class........................................................................    (11,387,793)      (11,905,001)
   Service Class.........................................................................       (985,149)       (4,238,483)
                                                                                           -------------     -------------
  Change in shares.......................................................................        607,815          (395,147)
                                                                                           =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                             Investor Class
                                                                       ----------------------------------------------------
                                                                                                               For the period
                                                                           For the              For the       June 19, 2000/(a)/
                                                                       six months ended       year ended           through
                                                                        June 30, 2002      December 31, 2001  December 31, 2000
                                                                       ----------------    -----------------  -----------------
                                                                         (Unaudited)
Net Asset Value, Beginning of Period..................................   $     21.92          $    21.81         $    20.00
                                                                         -----------          ----------         ----------
Investment Activities:
  Net investment income...............................................          0.52/(b)/           1.04/(b)/          0.62/(b)/
  Net realized and unrealized gains on investments and swap contracts.          2.40                0.92/(c)/          2.10
                                                                         -----------          ----------         ----------
  Total income from investment activities.............................          2.92                1.96               2.72
                                                                         -----------          ----------         ----------
Distributions to Shareholders From:
  Net investment income...............................................         (0.82)              (1.44)             (0.75)
  Return of capital...................................................            --               (0.41)             (0.16)
                                                                         -----------          ----------         ----------
  Total distributions.................................................         (0.82)              (1.85)             (0.91)
                                                                         -----------          ----------         ----------
Net Asset Value, End of Period........................................   $     24.02          $    21.92         $    21.81
                                                                         ===========          ==========         ==========
Total Return..........................................................         13.31%/(d)/          9.11%             13.49%/(d)/
Ratios/Supplemental Data:
Net assets, end of period.............................................   $17,827,474          $6,344,518         $9,704,297
Ratio of expenses to average net assets...............................          1.95%/(e)/          1.95%              1.58%/(e)/
Ratio of net investment income to average net assets..................          4.43%/(e)/          4.52%              5.31%/(e)/
Ratio of expenses to average net assets*..............................          2.00%/(e)/          1.99%              2.10%/(e)/
Portfolio turnover/(f)/...............................................          1907%               2461%              1617%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                             Service Class
                                                                       ---------------------------------------------------
                                                                                                              For the period
                                                                           For the              For the      June 19, 2000/(a)/
                                                                       six months ended       year ended          through
                                                                        June 30, 2002      December 31, 2001 December 31, 2000
                                                                       ----------------    ----------------- -----------------
                                                                         (Unaudited)
Net Asset Value, Beginning of Period..................................    $    21.75           $  21.73         $    20.00
                                                                          ----------           --------         ----------
Investment Activities:
  Net investment income...............................................          0.52/(b)/          0.42/(b)/          0.89/(b)/
  Net realized and unrealized gains on investments and swap contracts.          2.27               1.25/(c)/          1.67
                                                                          ----------           --------         ----------
  Total income from investment activities.............................          2.79               1.67               2.56
                                                                          ----------           --------         ----------
Distributions to Shareholders From:
  Net investment income...............................................         (0.73)             (1.28)             (0.68)
  Return of capital...................................................            --              (0.37)             (0.15)
                                                                          ----------           --------         ----------
  Total distributions.................................................         (0.73)             (1.65)             (0.83)
                                                                          ----------           --------         ----------
Net Asset Value, End of Period........................................    $    23.81           $  21.75         $    21.73
                                                                          ==========           ========         ==========
Total Return..........................................................         12.84%/(d)/         7.79%             12.73%/(d)/
Ratios/Supplemental Data:
Net assets, end of period.............................................    $4,550,232           $788,036         $5,993,851
Ratio of expenses to average net assets...............................          2.95%/(e)/         2.95%              2.58%/(e)/
Ratio of net investment income to average net assets..................          4.36%/(e)/         1.81%              7.96%/(e)/
Ratio of expenses to average net assets*..............................          3.00%/(e)/         2.99%              3.10%/(e)/
Portfolio turnover/(f)/...............................................          1907%              2461%              1617%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Semiconductor UltraSector                Investments
             ProFund                                June 30, 2002
             (Unaudited)

          Common Stocks (75.0%)
                                                      Shares   Value
                                                      ------ ----------
         Actel Corp.*................................    228 $    4,793
         Advanced Micro Devices, Inc.*...............  3,306     32,134
         Agere Systems, Inc.*........................  7,068      9,895
         Agere Systems, Inc.--Class B*...............  8,892     13,338
         Alliance Semiconductor Corp.*...............    228      1,619
         Altera Corp.*...............................  3,762     51,163
         Amkor Technology, Inc.*.....................    798      4,964
         ANADIGICS, Inc.*............................    342      2,818
         Analog Devices*.............................  3,534    104,960
         Applied Materials, Inc.*.................... 16,074    305,726
         Applied Micro Circuits Corp.*...............  2,964     14,020
         Asyst Technologies, Inc.*...................    342      6,960
         Atmel Corp.*................................  4,218     26,405
         ATMI, Inc.*.................................    228      5,100
         Axcelis Technologies, Inc.*.................    912     10,306
         AXT, Inc.*..................................    228      1,819
         Broadcom Corp.--Class A*....................  1,938     33,993
         Brooks-PRI Automation, Inc.*................    342      8,742
         Centillium Communications, Inc.*............    342      2,982
         Cirrus Logic, Inc.*.........................    684      5,123
         Cohu, Inc...................................    228      3,940
         Conexant Systems, Inc.*.....................  2,508      4,063
         Credence Systems Corp.*.....................    570     10,129
         Cree Research, Inc.*........................    684      9,049
         Cypress Semiconductor Corp.*................  1,254     19,036
         DSP Group, Inc.*............................    228      4,469
         DuPont Photomasks, Inc.*....................    114      3,703
         Electroglas, Inc.*..........................    228      2,280
         EMCORE Corp.*...............................    228      1,368
         ESS Technology, Inc.*.......................    342      5,999
         Exar Corp.*.................................    342      6,744
         Fairchild Semiconductor International, Inc.*  1,140     27,702
         FSI International, Inc.*....................    228      1,703
         GlobespanVirata, Inc.*......................  1,140      4,412
         hi/fn, Inc.*................................    114        684
         Integrated Device Technology, Inc.*.........  1,026     18,612
         Integrated Silicon Solution, Inc.*..........    228      2,034
         Intel Corp.................................. 65,322  1,193,432
         Interdigital Communications Corp.*..........    570      5,159
         International Rectifier Corp.*..............    570     16,616
         Intersil Corp.--Class A*....................  1,254     26,811
         KLA-Tencor Corp.*...........................  1,824     80,238
         Kopin Corp.*................................    684      4,514
         Kulicke & Soffa Industries, Inc.*...........    456      5,650
         Lam Research Corp.*.........................  1,254     22,547
         Lattice Semiconductor Corp.*................  1,026      8,967
         Linear Technology Corp......................  3,078     96,742
         LSI Logic Corp.*............................  3,534     30,923
         LTX Corp.*..................................    456      6,512
         M-Systems Flash Disk Pioneers, Ltd.*........    228      1,893
         Marvell Technology Group, Ltd.*.............    570     11,337
         Maxim Integrated Products, Inc.*............  3,192    122,349
         Micrel, Inc.*...............................    684      9,836
         Microchip Technology, Inc.*.................  1,938     53,159
         Micron Technology, Inc.*....................  5,358    108,339
         National Semiconductor Corp.*...............  1,710     49,881
         Novellus Systems, Inc.*.....................  1,368     46,512
         NVIDIA Corp.*...............................  1,140     19,585
         Oak Technology, Inc.*.......................    456      2,066

             Common Stocks, continued
                                               Shares       Value
                                              ---------- ----------
            Photronics, Inc.*................        228 $    4,318
            PLX Technology, Inc.*............        228        969
            PMC-Sierra, Inc.*................      1,596     14,795
            Power Integrations, Inc.*........        228      4,081
            Rambus, Inc.*....................        912      3,730
            RF Micro Devices, Inc.*..........      1,368     10,424
            Sandisk Corp.*...................        570      7,068
            Semtech Corp.*...................        684     18,263
            Silicon Image, Inc.*.............        570      3,488
            Silicon Laboratories, Inc.*......        228      6,170
            Silicon Storage Technology, Inc.*        798      6,224
            Siliconix, Inc.*.................        114      3,158
            Skyworks Solutions, Inc.*........      1,368      7,593
            Teradyne, Inc.*..................      1,710     40,185
            Texas Instruments, Inc...........     16,986    402,567
            Transmeta Corp.*.................      1,026      2,411
            TriQuint Semiconductor, Inc.*....      1,140      7,307
            Ultratech Stepper, Inc.*.........        228      3,691
            Varian Semiconductor Equipment...        342     11,604
            Associates, Inc.*................
            Vitesse Semiconductor Corp.*.....      1,938      6,027
            Xilinx, Inc.*....................      3,306     74,154
            Zoran Corp.*.....................        228      5,223
                                                         ----------
            TOTAL COMMON STOCKS..............             3,339,305
                                                         ----------
             Federal Home Loan Bank (26.2%)
                                              Principal
                                               Amount
                                              ----------
            Federal Home Loan Bank,
             1.35%, 07/01/02................. $1,169,000  1,168,868
                                                         ----------
            TOTAL FEDERAL HOME LOAN BANK.....             1,168,868
                                                         ----------
            TOTAL INVESTMENTS
             (Cost $4,478,187)/(a)/--101.2%..             4,508,173
            Liabilities in excess of other
             assets--(1.2)%..................               (51,621)
                                                         ----------
            NET ASSETS--100.0%...............            $4,456,552
                                                         ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 172,377
                     Unrealized depreciation....  (142,391)
                                                 ---------
                     Net unrealized appreciation $  29,986
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $4,478,187)............ $  4,508,173
        Cash...............................................          650
        Dividends and interest receivable..................           10
        Receivable for investments sold....................       29,271
        Receivable from Investment Advisor.................        2,351
        Prepaid and other expenses.........................       16,184
                                                            ------------
         Total Assets......................................    4,556,639
                                                            ------------
      Liabilities:
        Unrealized depreciation on swap contracts..........       94,070
        Administration fees payable........................          206
        Distribution and service fees payable
         --Service Class...................................        5,811
                                                            ------------
         Total Liabilities.................................      100,087
                                                            ------------
      Net Assets........................................... $  4,456,552
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 17,118,001
        Accumulated net investment loss....................     (110,980)
        Accumulated net realized losses on investments and
         swap contracts....................................  (12,486,385)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................      (64,084)
                                                            ------------
      Net Assets........................................... $  4,456,552
                                                            ============
      Investor Class:
        Net Assets......................................... $  4,225,434
        Shares of Beneficial Interest Outstanding..........      214,591
        Net Asset Value (offering and redemption price per
         share)............................................ $      19.69
                                                            ============
      Service Class:
        Net Assets......................................... $    231,118
        Shares of Beneficial Interest Outstanding..........       11,984
        Net Asset Value (offering and redemption price per
         share)............................................ $      19.29
                                                            ============

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Interest............................................. $    18,973
        Dividends............................................       4,049
                                                              -----------
         Total Income........................................      23,022
                                                              -----------
      Expenses:
        Advisory fees........................................      30,786
        Management services fees.............................       6,157
        Administration fees..................................       1,705
        Distribution and service fees--Service Class.........       4,674
        Transfer agent fees..................................      15,329
        Registration and filing fees.........................      19,720
        Custody fees.........................................       8,559
        Fund accounting fees.................................       2,559
        Other fees...........................................       5,543
                                                              -----------
         Total Expenses before waivers.......................      95,032
         Less Expenses waived by the Investment Advisor......     (10,316)
                                                              -----------
         Net Expenses........................................      84,716
                                                              -----------
      Net Investment Loss....................................     (61,694)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................  (3,740,985)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................  (1,315,980)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (5,056,965)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(5,118,659)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................   $    (61,694)    $    (50,497)
  Net realized losses on investments and swap contracts..................................     (3,740,985)      (4,361,928)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.     (1,315,980)       1,391,288
                                                                                            ------------     ------------
  Change in net assets resulting from operations.........................................     (5,118,659)      (3,021,137)
                                                                                            ------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     78,599,369       92,731,877
   Service Class.........................................................................      8,250,062       10,397,998
  Cost of shares redeemed
   Investor Class........................................................................    (76,327,462)     (85,217,546)
   Service Class.........................................................................     (8,376,706)      (9,693,518)
                                                                                            ------------     ------------
  Change in net assets resulting from capital transactions...............................      2,145,263        8,218,811
                                                                                            ------------     ------------
  Change in net assets...................................................................     (2,973,396)       5,197,674
Net Assets:
  Beginning of period....................................................................      7,429,948        2,232,274
                                                                                            ------------     ------------
  End of period..........................................................................   $  4,456,552     $  7,429,948
                                                                                            ============     ============
Share Transactions:
  Issued
   Investor Class........................................................................      2,116,881        7,409,881
   Service Class.........................................................................        223,753          866,496
  Redeemed
   Investor Class........................................................................     (2,067,644)      (7,578,162)
   Service Class.........................................................................       (237,878)        (889,523)
                                                                                            ------------     ------------
  Change in shares.......................................................................         35,112         (191,308)
                                                                                            ============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                              Investor Class/(a)/
                                         ------------------------------------------------------
                                                                                   For the period
                                             For the               For the        June 19, 2000/(b)/
                                         six months ended        year ended            through
                                          June 30, 2002       December 31, 2001   December 31, 2000
                                         ----------------     -----------------   -----------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    38.89           $    58.40          $   200.00
                                            ----------           ----------          ----------
Investment Activities:
 Net investment income/(loss)...........         (0.26)/(c)/          (0.36)/(c)/          0.20/(c)/
 Net realized and unrealized losses on
   investments and swap contracts.......        (18.94)              (19.15)            (141.80)
                                            ----------           ----------          ----------
 Total loss from investment activities..        (19.20)              (19.51)            (141.60)
                                            ----------           ----------          ----------
Net Asset Value, End of Period..........    $    19.69           $    38.89          $    58.40
                                            ==========           ==========          ==========
Total Return............................        (49.37)%/(d)/        (33.41)%            (70.80)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............    $4,225,434           $6,430,611          $1,947,253
Ratio of expenses to average net assets.          1.95%/(e)/           1.95%               1.87%/(e)/
Ratio of net investment income/(loss)
 to average net assets..................         (1.39)%/(e)/         (0.82)%              0.31%/(e)/
Ratio of expenses to average net assets*          2.20%/(e)/           2.89%               3.10%/(e)/
Portfolio turnover/(f)/.................           828%                1439%               1456%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund


 Financial Highlights, continued
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                              Service Class/(a)/
                                         -----------------------------------------------------
                                                                                  For the period
                                             For the              For the       June 19, 2000/(b)/
                                         six months ended       year ended            through
                                          June 30, 2002      December 31, 2001   December 31, 2000
                                         ----------------    -----------------  -----------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....     $  38.28            $  58.00         $     200.00
                                             --------            --------         ------------
Investment Activities:
 Net investment loss....................        (0.44)/(c)/         (0.87)/(c)/    (0.40)/(c)/
 Net realized and unrealized losses on
   investments and swap contracts.......       (18.55)             (18.85)             (141.60)
                                             --------            --------         ------------
 Total loss from investment activities..       (18.99)             (19.72)             (142.00)
                                             --------            --------         ------------
Net Asset Value, End of Period..........     $  19.29            $  38.28         $      58.00
                                             ========            ========         ============
Total Return............................       (49.61)%/(d)/       (34.00)%             (71.00)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............     $231,118            $999,337         $    285,021
Ratio of expenses to average net assets.         2.95%/(e)/          2.95%                2.94%/(e)/
Ratio of net investment loss to average
 net assets.............................        (2.39)%/(e)/        (2.01)%              (0.73)%/(e)/
Ratio of expenses to average net assets*         3.20%/(e)/          3.89%                4.17%/(e)/
Portfolio turnover/(f)/.................          828%               1439%                1456%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations.
/(c/)Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Technology UltraSector                   Investments
             ProFund                                June 30, 2002
             (Unaudited)

         Common Stocks (74.9%)
                                                     Shares    Value
                                                     ------- ----------
        3Com Corp.*.................................   1,515 $    6,666
        ADC Telecommunications, Inc.*...............   3,131      7,170
        Adobe Systems, Inc..........................     606     17,271
        Advanced Micro Devices, Inc.*...............     909      8,835
        Affiliated Computer Services, Inc.--Class A*     303     14,386
        Altera Corp.*...............................     909     12,362
        Amdocs, Ltd.*...............................     606      4,575
        Analog Devices*.............................     808     23,998
        Apple Computer, Inc.*.......................   1,010     17,897
        Applied Materials, Inc.*....................   3,636     69,157
        Applied Micro Circuits Corp.*...............   1,111      5,255
        Atmel Corp.*................................   1,313      8,219
        Autodesk, Inc...............................     404      5,353
        Avaya, Inc.*................................   1,212      5,999
        Axcelis Technologies, Inc.*.................     606      6,848
        BEA Systems, Inc.*..........................   1,010      9,605
        BMC Software, Inc.*.........................     707     11,736
        Broadcom Corp.--Class A*....................     505      8,858
        Brocade Communications Systems, Inc.*.......     606     10,593
        Cadence Design Systems, Inc.*...............     707     11,397
        Check Point Software Technologies, Ltd.*....     505      6,848
        CIENA Corp.*................................   1,313      5,501
        Cisco Systems, Inc.*........................  15,958    222,615
        Computer Associates International, Inc......   1,111     17,654
        Computer Sciences Corp.*....................     404     19,311
        Compuware Corp.*............................   1,111      6,744
        Comverse Technology, Inc.*..................     505      4,676
        Corning, Inc................................   2,525      8,964
        Crown Castle International Corp.*...........   1,010      3,969
        Cypress Semiconductor Corp.*................     404      6,133
        Dell Computer Corp.*........................   5,050    132,007
        Electronic Data Systems Corp................     909     33,769
        EMC Corp.*..................................   4,949     37,365
        Emulex Corp.*...............................     303      6,821
        Extreme Networks, Inc.*.....................     505      4,934
        Fairchild Semiconductor International, Inc.*     404      9,817
        Harris Corp.................................     202      7,320
        Hewlett-Packard Co..........................   5,959     91,054
        Integrated Device Technology, Inc.*.........     404      7,329
        Intel Corp..................................  14,443    263,873
        International Business Machines Corp........   3,636    261,791
        Intersil Corp.--Class A*....................     404      8,638
        Intuit, Inc.*...............................     505     25,109
        J.D. Edwards & Co.*.........................     404      4,909
        JDS Uniphase Corp.*.........................   3,333      8,899
        Juniper Networks, Inc.*.....................     909      5,136
        KLA-Tencor Corp.*...........................     404     17,772
        KPMG Consulting, Inc.*......................     505      7,504
        Lam Research Corp.*.........................     404      7,264
        Level 3 Communications, Inc.*...............   1,212      3,575
        Lexmark International Group, Inc.*..........     303     16,483
        Linear Technology Corp......................     707     22,221
        LSI Logic Corp.*............................   1,010      8,838
        Lucent Technologies, Inc....................   8,282     13,748
        Marvell Technology Group, Ltd.*.............     303      6,027
        Maxim Integrated Products, Inc.*............     707     27,099
        Maxtor Corp.*...............................   1,111      5,022
        Mercury Interactive Corp.*..................     303      6,957
        Microchip Technology, Inc.*.................     505     13,852

                 Common Stocks, continued
                                              Shares    Value
                                              ------- ----------
                Micron Technology, Inc.*.....   1,212 $   24,507
                Microsoft Corp.*.............  10,100    552,469
                Motorola, Inc................   5,050     72,822
                National Semiconductor Corp.*     404     11,785
                NCR Corp.*...................     303     10,484
                NetIQ Corp.*.................     303      6,857
                Network Appliance, Inc.*.....     909     11,308
                Network Associates, Inc.*....     404      7,785
                Novell, Inc.*................   1,717      5,512
                Novellus Systems, Inc.*......     404     13,736
                NVIDIA Corp.*................     303      5,206
                Oracle Corp.*................   9,191     87,039
                Overture Services, Inc.*.....     202      5,046
                Palm, Inc.*..................   2,525      4,444
                PeopleSoft, Inc.*............     606      9,017
                Pitney Bowes, Inc............     606     24,071
                PMC-Sierra, Inc.*............     505      4,681
                QLogic Corp.*................     202      7,696
                Qualcomm, Inc.*..............   1,717     47,200
                Rational Software Corp.*.....     606      4,975
                Retek, Inc.*.................     202      4,909
                Reynolds & Reynolds Co.......     303      8,469
                Rockwell Collins, Inc........     404     11,078
                Scientific-Atlanta, Inc......     404      6,646
                Seagate Technology, Inc. (a)*     126          0
                Semtech Corp.*...............     303      8,090
                Siebel Systems, Inc.*........   1,010     14,362
                Storage Technology Corp.*....     404      6,452
                Sun Microsystems, Inc.*......   7,272     36,433
                SunGard Data Systems, Inc.*..     707     18,721
                Symantec Corp.*..............     404     13,271
                Synopsys, Inc.*..............     202     11,072
                Tellabs, Inc.*...............   1,010      6,262
                Teradyne, Inc.*..............     404      9,494
                Texas Instruments, Inc.......   3,737     88,566
                Unisys Corp.*................   1,111      9,999
                VeriSign, Inc.*..............     707      5,083
                Veritas Software Corp.*......     909     17,989
                WebMD Corp.*.................   1,010      5,686
                Xerox Corp...................   1,818     12,671
                Xilinx, Inc.*................     808     18,123
                Yahoo!, Inc.*................   1,212     17,890
                                                      ----------
                TOTAL COMMON STOCKS..........          2,881,634
                                                      ----------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Technology UltraSector                   Investments
             ProFund                                June 30, 2002
             (Unaudited)

       Federal Home Loan Bank (25.5%)
                                                    Principal
                                                     Amount      Value
                                                    --------- ----------
      Federal Home Loan Bank, 1.26%, 07/01/02...... $981,000  $  980,890
                                                              ----------
      TOTAL FEDERAL HOME LOAN BANK.................              980,890
                                                              ----------
      TOTAL INVESTMENTS
       (Cost $4,066,254)/(b)/--100.4%..............            3,862,524
      Liabilities in excess of other assets--(0.4)%              (16,339)
                                                              ----------
      NET ASSETS--100.0%...........................           $3,846,185
                                                              ==========

------
*Non-income producing security.
/(a)/Escrowed security.
/(b)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 110,281
                     Unrealized depreciation....  (314,011)
                                                 ---------
                     Net unrealized depreciation $(203,730)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $4,066,254)............ $  3,862,524
        Dividends and interest receivable..................          858
        Receivable from Investment Advisor.................        2,919
        Prepaid and other expenses.........................        7,705
                                                            ------------
         Total Assets......................................    3,874,006
                                                            ------------
      Liabilities:
        Unrealized depreciation on swap contracts..........       23,417
        Administration fees payable........................          203
        Distribution and service fees payable
         --Service Class...................................        4,201
                                                            ------------
         Total Liabilities.................................       27,821
                                                            ------------
      Net Assets........................................... $  3,846,185
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 14,197,025
        Accumulated net investment loss....................      (93,818)
        Accumulated net realized losses on investments and
         swap contracts....................................  (10,029,875)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................     (227,147)
                                                            ------------
      Net Assets........................................... $  3,846,185
                                                            ============
      Investor Class:
        Net Assets......................................... $  3,730,716
        Shares of Beneficial Interest Outstanding..........      186,553
        Net Asset Value (offering and redemption price per
         share)............................................ $      20.00
                                                            ============
      Service Class:
        Net Assets......................................... $    115,469
        Shares of Beneficial Interest Outstanding..........        5,847
        Net Asset Value (offering and redemption price per
         share)............................................ $      19.75
                                                            ============

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Interest............................................. $    14,533
        Dividends............................................       4,263
                                                              -----------
         Total Income........................................      18,796
                                                              -----------
      Expenses:
        Advisory fees........................................      23,487
        Management services fees.............................       4,697
        Administration fees..................................       1,441
        Distribution and service fees--Service Class.........       1,315
        Transfer agent fees..................................      12,417
        Registration and filing fees.........................      17,058
        Custody fees.........................................       9,851
        Fund accounting fees.................................       2,444
        Other fees...........................................       4,748
                                                              -----------
         Total Expenses before waivers.......................      77,458
         Less Expenses waived by the Investment Advisor......     (15,077)
                                                              -----------
         Net Expenses........................................      62,381
                                                              -----------
      Net Investment Loss....................................     (43,585)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................  (3,063,846)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................  (1,028,752)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (4,092,598)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,136,183)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................   $    (43,585)    $    (36,434)
  Net realized losses on investments and swap contracts..................................     (3,063,846)      (5,954,145)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.     (1,028,752)         914,916
                                                                                            ------------     ------------
  Change in net assets resulting from operations.........................................     (4,136,183)      (5,075,663)
                                                                                            ------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investment Class......................................................................     20,966,044       64,213,090
   Service Class.........................................................................      1,349,613        4,616,481
  Cost of shares redeemed
   Investment Class......................................................................    (21,714,901)     (53,500,723)
   Service Class.........................................................................     (1,665,571)      (3,950,651)
                                                                                            ------------     ------------
  Change in net assets resulting from capital transactions...............................     (1,064,815)      11,378,197
                                                                                            ------------     ------------
  Change in net assets...................................................................     (5,200,998)       6,302,534
Net Assets:
  Beginning of period....................................................................      9,047,183        2,744,649
                                                                                            ------------     ------------
  End of period..........................................................................   $  3,846,185     $  9,047,183
                                                                                            ============     ============
Share Transactions:
  Issued
   Investor Class........................................................................        605,568        4,246,977
   Service Class.........................................................................         43,729          297,691
  Redeemed
   Investor Class........................................................................       (646,812)      (4,347,756)
   Service Class.........................................................................        (53,447)        (311,952)
                                                                                            ------------     ------------
  Change in shares.......................................................................        (50,962)        (115,040)
                                                                                            ============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.

                                                              Investor Class/(a)/
                                         ------------------------------------------------------
                                                                                   For the period
                                             For the               For the        June 19, 2002/(b)/
                                         six months ended        year ended            through
                                          June 30, 2002       December 31, 2001   December 31, 2000
                                         ----------------     -----------------   -----------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    37.19           $    76.60          $   200.00
                                            ----------           ----------          ----------
Investment Activities:
 Net investment income/(loss)...........         (0.21)/(c)/          (0.35)/(c)/          0.10/(c)/
 Net realized and unrealized losses on
   investments and swap contracts.......        (16.98)              (39.06)            (123.50)
                                            ----------           ----------          ----------
 Total loss from investment activities..        (17.19)              (39.41)            (123.40)
                                            ----------           ----------          ----------
Net Asset Value, End of Period..........    $    20.00           $    37.19          $    76.60
                                            ==========           ==========          ==========
Total Return............................        (46.22)%/(d)/        (51.45)%            (61.70)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............    $3,730,716           $8,472,384          $2,516,592
Ratio of expenses to average net assets.          1.95%/(e)/           1.95%               1.62%/(e)/
Ratio of net investment income/(loss)
 to average net assets..................         (1.35)%/(e)/         (0.71)%              0.17%/(e)/
Ratio of expenses to average net assets*          2.45%/(e)/           2.88%               4.63%/(e)/
Portfolio turnover/(f)/.................           341%                1177%               1088%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                 Service Class/(a)/
                                                             ---------------------------------------------------
                                                                                                     For the period
                                                                 For the              For the       June 19, 2002/(b)/
                                                             six months ended       year ended           through
                                                              June 30, 2002      December 31, 2001  December 31, 2000
                                                             ----------------    -----------------  -----------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................     $  36.93            $  76.50           $ 200.00
                                                                 --------            --------           --------
Investment Activities:
 Net investment loss........................................        (0.38)/(c)/         (0.86)/(c)/        (0.70)/(c)/
 Net realized and unrealized losses on investments and swap
   contracts................................................       (16.80)             (38.71)           (122.80)
                                                                 --------            --------           --------
 Total loss from investment activities......................       (17.18)             (39.57)           (123.50)
                                                                 --------            --------           --------
Net Asset Value, End of Period..............................     $  19.75            $  36.93           $  76.50
                                                                 ========            ========           ========
Total Return................................................       (46.52)%/(d)/       (51.73)%           (61.75)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...................................     $115,469            $574,799           $228,057
Ratio of expenses to average net assets.....................         2.95%/(e)/          2.95%              2.92%/(e)/
Ratio of net investment loss to average net assets..........        (2.39)%/(e)/        (1.87)%            (1.09)%/(e)/
Ratio of expenses to average net assets*....................         3.31%/(e)/          3.88%              5.93%/(e)/
Portfolio turnover/(f)/.....................................          341%               1177%              1088%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Telecommunications                       Investments
             UltraSector ProFund                    June 30, 2002
             (Unaudited)

             Common Stocks (75.3%)
                                                     Shares  Value
                                                     ------ --------
            Aether Systems, Inc.*...................    69  $    204
            AirGate PCS, Inc.*......................    46        46
            Allegiance Telecom, Inc.*...............   230       421
            Alltel Corp.............................   667    31,351
            AT&T Corp............................... 8,648    92,564
            AT&T Wireless Services, Inc.*........... 5,198    30,426
            BellSouth Corp.......................... 4,209   132,598
            Broadwing, Inc.*........................   460     1,198
            CenturyTel, Inc.........................   299     8,822
            Citizens Communications Co.*............   621     5,194
            IDT Corp.*..............................    46       778
            IDT Corp.--Class B*.....................    69     1,111
            Leap Wireless International, Inc.*......    92        99
            Nextel Communications, Inc.--Class A*... 1,587     5,094
            Nextel Partners, Inc.--Class A*.........   207       623
            Qwest Communications International, Inc. 3,082     8,640
            SBC Communications, Inc................. 7,521   229,417
            Sprint Corp. (FON Group)................ 1,794    19,041
            Sprint Corp. (PCS Group)*............... 1,426     6,379
            Telephone & Data Systems, Inc...........   115     6,964
            Time Warner Telecom, Inc.--Class A*.....   115       193
            Touch America Holdings, Inc.*...........   230       633
            Triton PCS Holdings, Inc.--Class A*.....   138       539
            US Cellular Corp.*......................    23       585
            Verizon Communications, Inc............. 6,118   245,659
            Western Wireless Corp.--Class A*........   161       519
            Wireless Facilities, Inc.*..............    46       225
            WorldCom, Inc.--MCI Group...............   132       119
            WorldCom, Inc.--WorldCom Group*......... 3,157       442
                                                            --------
            TOTAL COMMON STOCKS.....................         829,884
                                                            --------

         Federal Home Loan Bank (15.4%)
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
        Federal Home Loan Bank, 1.35%, 07/01/02.... $170,000  $  169,981
                                                              ----------
        TOTAL FEDERAL HOME LOAN BANK...............              169,981
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $994,291)/(a)/--90.7%...............              999,865
        Other assets in excess of liabilities--9.3%              102,726
                                                              ----------
        NET ASSETS--100.0%.........................           $1,102,591
                                                              ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $14,587
                      Unrealized depreciation....  (9,013)
                                                  -------
                      Net unrealized appreciation $ 5,574
                                                  =======

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund
(Unaudited)


        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $994,291).............. $   999,865
         Cash...............................................         320
         Dividends and interest receivable..................         629
         Receivable for capital shares issued...............     369,949
         Receivable from Investment Advisor.................       4,493
         Unrealized appreciation on swap contracts..........       6,406
         Prepaid and other expenses.........................      10,476
                                                             -----------
          Total Assets......................................   1,392,138
                                                             -----------
       Liabilities:
         Payable for investments purchased..................     288,551
         Payable for capital shares redeemed................         358
         Administration fees payable........................          37
         Distribution and service fees payable--
          Service Class.....................................         601
                                                             -----------
          Total Liabilities.................................     289,547
                                                             -----------
       Net Assets........................................... $ 1,102,591
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 5,624,556
         Accumulated undistributed net investment
          income............................................           5
         Accumulated net realized losses on investments and
          swap contracts....................................  (4,533,950)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................      11,980
                                                             -----------
       Net Assets........................................... $ 1,102,591
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 1,041,695
         Shares of Beneficial Interest Outstanding..........      57,212
         Net Asset Value (offering and redemption price per
          share)............................................ $     18.21
                                                             ===========
       Service Class:
         Net Assets......................................... $    60,896
         Shares of Beneficial Interest Outstanding..........       3,406
         Net Asset Value (offering and redemption price per
          share)............................................ $     17.88
                                                             ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $  13,619
       Interest................................................     2,435
                                                                ---------
        Total Income...........................................    16,054
                                                                ---------
     Expenses:
       Advisory fees...........................................     4,149
       Management services fees................................       830
       Administrative fees.....................................       258
       Distribution and service fees--Service Class............       381
       Transfer agent fees.....................................       834
       Registration and filing fees............................    17,363
       Custody fees............................................     1,601
       Fund accounting fees....................................       251
       Other fees..............................................       625
                                                                ---------
        Total Expenses before waivers/reimbursements...........    26,292
        Less Expenses waived/reimbursed by the Investment
         Advisor...............................................   (15,123)
                                                                ---------
        Net Expenses...........................................    11,169
                                                                ---------
     Net Investment Income.....................................     4,885
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments and swap
        contracts..............................................  (684,232)
       Net change in unrealized appreciation/(depreciation) on
        investments and swap contracts.........................   (21,017)
                                                                ---------
        Net realized and unrealized losses on investments
         and swap contracts....................................  (705,249)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(700,364)
                                                                =========


              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment income..................................................................   $      4,885     $      8,572
  Net realized losses on investments and swap contracts..................................       (684,232)      (2,803,217)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.        (21,017)          54,843
                                                                                            ------------     ------------
  Change in net assets resulting from operations.........................................       (700,364)      (2,739,802)
                                                                                            ------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     25,821,585       63,795,130
   Service Class.........................................................................      3,093,910        4,227,223
  Cost of shares redeemed
   Investor Class........................................................................    (27,573,821)     (58,104,390)
   Service Class.........................................................................     (3,160,484)      (4,095,177)
                                                                                            ------------     ------------
  Change in net assets resulting from capital transactions...............................     (1,818,810)       5,822,786
                                                                                            ------------     ------------
  Change in net assets...................................................................     (2,519,174)       3,082,984
Net Assets:
  Beginning of period....................................................................      3,621,765          538,781
                                                                                            ------------     ------------
  End of period..........................................................................   $  1,102,591     $  3,621,765
                                                                                            ============     ============
Share Transactions:
  Issued
   Investor Class........................................................................      1,057,244        5,626,669
   Service Class.........................................................................        123,022          394,548
  Redeemed
   Investor Class........................................................................     (1,092,001)      (5,572,361)
   Service Class.........................................................................       (124,059)        (405,283)
                                                                                            ------------     ------------
  Change in shares.......................................................................        (35,794)          43,573
                                                                                            ============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.

                                                             Investor Class/(a)/
                                         ----------------------------------------------------
                                                                                  For the period
                                             For the               For the       June 19, 2000/(b)/
                                         six months ended        year ended           through
                                          June 30, 2002       December 31, 2001  December 31, 2000
                                         ----------------     -----------------  -----------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    37.59           $    51.05          $ 100.00
                                            ----------           ----------          --------
Investment Activities:
 Net investment income..................          0.14/(c)/            0.02/(c)/         0.40/(c)/
 Net realized and unrealized losses on
   investments and swap contracts.......        (19.52)              (13.48)           (49.35)
                                            ----------           ----------          --------
 Total loss from investment activities..        (19.38)              (13.46)           (48.95)
                                            ----------           ----------          --------
Net Asset Value, End of Period..........    $    18.21           $    37.59          $  51.05
                                            ==========           ==========          ========
Total Return............................        (51.56)%/(d)/        (26.37)%          (48.95)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............    $1,041,695           $3,456,962          $384,570
Ratio of expenses to average net assets.          1.95%/(e)/           1.95%             1.92%/(e)/
Ratio of net investment income to
 average net assets.....................          1.03%/(e)/           0.05%             1.15%/(e)/
Ratio of expenses to average net assets*          4.68%/(e)/           3.71%             4.70%/(e)/
Portfolio turnover/(f)/.................          2111%                2713%             1515%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment income has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                           Service Class/(a)/
                                                                        -------------------------------------------------
                                                                                                              For the period
                                                                            For the             For the      June 19, 2000/(b)/
                                                                        six months ended      year ended          through
                                                                         June 30, 2002     December 31, 2001 December 31, 2000
                                                                        ----------------   ----------------- -----------------
                                                                          (Unaudited)
Net Asset Value, Beginning of Period...................................     $ 37.09            $  50.80          $ 100.00
                                                                            -------            --------          --------
Investment Activities:
  Net investment income/(loss).........................................       (0.13)/(c)/          2.06/(c)/         0.45/(c)/
  Net realized and unrealized losses on investments and swap contracts.      (19.08)             (15.77)           (49.65)
                                                                            -------            --------          --------
  Total income/(loss) from investment activities.......................      (19.21)             (13.71)           (49.20)
                                                                            -------            --------          --------
Net Asset Value, End of Period.........................................     $ 17.88            $  37.09          $  50.80
                                                                            =======            ========          ========
Total Return...........................................................      (51.79)%/(d)/       (26.99)%          (49.20)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period..............................................     $60,896            $164,803          $154,211
Ratio of expenses to average net assets................................        2.95%/(e)/          2.95%             2.60%/(e)/
Ratio of net investment income/(loss) to average net assets............       (1.03)%/(e)/         4.13%             1.21%/(e)/
Ratio of expenses to average net assets*...............................        6.01%/(e)/          4.71%             5.38%/(e)/
Portfolio turnover/(f)/................................................        2111%               2713%             1515%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Utilities UltraSector                    Investments
             ProFund                                June 30, 2002
             (Unaudited)

             Common Stocks (77.1%)
                                                 Shares    Value
                                                 ------ -----------
            AES Corp.*..........................  2,310 $    12,529
            AGL Resources, Inc..................    252       5,847
            Allegheny Energy, Inc...............    630      16,225
            Alliant Energy Corp.................    462      11,875
            Ameren Corp.........................    735      31,615
            American Electric Power, Inc........  1,701      68,081
            American Water Works Co., Inc.......    420      18,150
            Aquilla, Inc........................    714       5,715
            Avista Corp.........................    231       3,189
            Black Hills Corp....................    126       4,361
            Calpine Corp.*......................  1,869      13,146
            Cinergy Corp........................    840      30,235
            CLECO Corp..........................    231       5,060
            CMS Energy Corp.....................    672       7,381
            Conectiv, Inc.......................    420      10,842
            Consolidated Edison, Inc............  1,071      44,718
            Constellation Energy Group, Inc.....    819      24,033
            Dominion Resources, Inc.............  1,386      91,758
            DPL, Inc............................    630      16,666
            DQE, Inc............................    336       4,705
            DTE Energy Co.......................    819      36,563
            Duke Energy Corp....................  4,158     129,330
            Dynegy, Inc.--Class A...............    987       7,110
            Edison International*...............  1,638      27,852
            El Paso Corp........................  2,667      54,977
            El Paso Electric Co.*...............    252       3,491
            Energen Corp........................    147       4,043
            Energy East Corp....................    588      13,291
            Entergy Corp........................  1,113      47,240
            Equitable Resources, Inc............    315      10,806
            Exelon Corp.........................  1,617      84,575
            FirstEnergy Corp....................  1,491      49,775
            FPL Group, Inc......................    903      54,174
            Great Plains Energy, Inc............    315       6,411
            Hawaiian Electric Industries, Inc...    189       8,043
            IDACORP, Inc........................    189       5,236
            KeySpan Corp........................    693      26,094
            MDU Resources Group, Inc............    357       9,387
            Mirant Corp.*.......................  1,995      14,571
            National Fuel Gas Co................    399       8,983
            NICOR, Inc..........................    231      10,569
            NiSource, Inc.......................  1,029      22,467
            Northeast Utilities System..........    651      12,248
            Northwest Natural Gas Co............    126       3,623
            NSTAR...............................    273      12,226
            NUI Corp............................     63       1,733
            OGE Energy Corp.....................    399       9,123
            ONEOK, Inc..........................    252       5,532
            Peoples Energy Corp.................    168       6,126
            PG&E Corp.*.........................  1,953      34,947
            Philadelphia Suburban Corp..........    273       5,516
            Piedmont Natural Gas Company, Inc...    168       6,213
            Pinnacle West Capital Corp..........    420      16,592
            PNM Resources, Inc..................    189       4,575
            Potomac Electric Power Co...........    546      11,730
            PPL Corp............................    735      24,317
            Progress Energy, Inc................  1,113      57,891
            Public Service Enterprise Group,
             Inc................................  1,050      45,469
            Puget Energy, Inc...................    441       9,108
            Questar Corp........................    399       9,857

            Common Stocks, continued
                                                 Shares     Value
                                                --------- ----------
           Reliant Energy, Inc.................    1,344  $   22,718
           Reliant Resources, Inc.*............      294       2,574
           RGS Energy Group, Inc...............      168       6,586
           SCANA Corp..........................      525      16,209
           Sempra Energy.......................    1,050      23,241
           Sierra Pacific Resources............      504       3,933
           Southern Co.........................    3,528      96,681
           Southern Union Co.*.................      217       3,689
           TECO Energy, Inc....................      777      19,234
           TXU Corp............................    1,407      72,536
           Unisource Energy Corp...............      168       3,125
           Vectren Corp........................      336       8,435
           Westar Energy, Inc..................      273       4,192
           WGL Holdings, Inc...................      252       6,528
           Wisconsin Energy Corp...............      588      14,861
           Xcel Energy, Inc....................    1,974      33,112
                                                          ----------
           TOTAL COMMON STOCKS.................            1,675,599
                                                          ----------
            Federal Home Loan Bank (15.4%)
                                                Principal
                                                 Amount
                                                ---------
           Federal Home Loan Bank, 1.35%,
            07/01/02........................... $335,000     334,962
                                                          ----------
           TOTAL FEDERAL HOME LOAN BANK........              334,962
                                                          ----------
           TOTAL INVESTMENTS
            (Cost $1,908,203)/(a)/--92.5%......            2,010,561
           Other assets in excess of
            liabilities--7.5%..................              163,672
                                                          ----------
           NET ASSETS--100.0%..................           $2,174,233
                                                          ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $111,128
                     Unrealized depreciation....   (8,770)
                                                 --------
                     Net unrealized appreciation $102,358
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $1,908,203)............   $ 2,010,561
        Cash...............................................           350
        Dividends and interest receivable..................         2,974
        Receivable for capital shares issued...............       782,551
        Receivable from Investment Advisor.................         4,538
        Unrealized appreciation on swap contracts..........         4,995
        Prepaid and other expenses.........................        11,869
                                                              -----------
         Total Assets......................................     2,817,838
                                                              -----------
      Liabilities:
        Payable for investments purchased..................       638,993
        Administration fees payable........................           109
        Distribution and service fees payable--
         Service Class.....................................         4,503
                                                              -----------
         Total Liabilities.................................       643,605
                                                              -----------
      Net Assets...........................................   $ 2,174,233
                                                              ===========
      Net Assets consist of:
        Capital............................................   $ 4,224,764
        Accumulated undistributed net investment
         income............................................        14,526
        Accumulated net realized losses on investments
         and swap contracts................................    (2,172,410)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................       107,353
                                                              -----------
      Net Assets...........................................   $ 2,174,233
                                                              ===========
      Investor Class:
        Net Assets.........................................   $ 1,457,763
        Shares of Beneficial Interest Outstanding..........       102,528
        Net Asset Value (offering and redemption price per
         share)............................................   $     14.22
                                                              ===========
      Service Class:
        Net Assets.........................................   $   716,470
        Shares of Beneficial Interest Outstanding..........        50,923
        Net Asset Value (offering and redemption price per
         share)............................................   $     14.07
                                                              ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................... $  62,050
       Interest................................................    10,659
                                                                ---------
        Total Income...........................................    72,709
                                                                ---------
     Expenses:
       Advisory fees...........................................    19,068
       Management services fees................................     3,814
       Administration fees.....................................       998
       Distribution and service fees--Service Class............     4,078
       Transfer agent fees.....................................     6,636
       Registration and filing fees............................    14,875
       Custody fees............................................     7,670
       Fund accounting fees....................................     1,600
       Other fees..............................................     3,418
                                                                ---------
        Total Expenses before waivers..........................    62,157
        Less Expenses waived by the Investment Advisor.........    (8,503)
                                                                ---------
        Net Expenses...........................................    53,654
                                                                ---------
     Net Investment Income.....................................    19,055
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments and swap
        contracts..............................................  (266,399)
       Net change in unrealized appreciation/(depreciation) on
        investments and swap contracts.........................    (7,210)
                                                                ---------
        Net realized and unrealized losses on investments
         and swap contracts....................................  (273,609)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(254,554)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment income..................................................................   $     19,055     $     27,552
  Net realized losses on investments and swap contracts..................................       (266,399)      (1,492,140)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.         (7,210)         (54,148)
                                                                                            ------------     ------------
  Change in net assets resulting from operations.........................................       (254,554)      (1,518,736)
                                                                                            ------------     ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................             --          (10,814)
                                                                                            ------------     ------------
  Change in net assets resulting from distributions......................................             --          (10,814)
                                                                                            ------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     81,930,505       65,739,296
   Service Class.........................................................................      5,105,083        3,687,557
  Dividends reinvested
   Investor Class........................................................................             --           10,525
  Cost of shares redeemed
   Investor Class........................................................................    (85,378,238)     (60,761,365)
   Service Class.........................................................................     (4,908,357)      (4,415,733)
                                                                                            ------------     ------------
  Change in net assets resulting from capital transactions...............................     (3,251,007)       4,260,280
                                                                                            ------------     ------------
  Change in net assets...................................................................     (3,505,561)       2,730,730
Net Assets:
  Beginning of period....................................................................      5,679,794        2,949,064
                                                                                            ------------     ------------
  End of period..........................................................................   $  2,174,233     $  5,679,794
                                                                                            ============     ============
Share Transactions:
  Issued
   Investor Class........................................................................      5,077,002        3,188,270
   Service Class.........................................................................        318,311          186,697
  Reinvested
   Investor Class........................................................................             --              653
  Redeemed
   Investor Class........................................................................     (5,286,627)      (2,913,662)
   Service Class.........................................................................       (308,993)        (213,341)
                                                                                            ------------     ------------
  Change in shares.......................................................................       (200,307)         248,617
                                                                                            ============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                            Investor Class
                                                                      -----------------------------------------------------
                                                                                                               For the period
                                                                          For the               For the       July 26, 2000/(a)/
                                                                      six months ended        year ended           through
                                                                       June 30, 2002       December 31, 2001  December 31, 2000
                                                                      ----------------     -----------------  -----------------
                                                                        (Unaudited)
Net Asset Value, Beginning of Period.................................    $    16.07           $    28.10         $    20.00
                                                                         ----------           ----------         ----------
Investment Activities:
  Net investment income..............................................          0.07/(b)/            0.41/(b)/          0.23/(b)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................         (1.92)              (12.39)              7.87
                                                                         ----------           ----------         ----------
  Total income/(loss) from investment activities.....................         (1.85)              (11.98)              8.10
                                                                         ----------           ----------         ----------
Distributions to Shareholders From:
  Net investment income..............................................            --                (0.05)                --
                                                                         ----------           ----------         ----------
  Total distributions................................................            --                (0.05)                --
                                                                         ----------           ----------         ----------
Net Asset Value, End of Period.......................................    $    14.22           $    16.07         $    28.10
                                                                         ==========           ==========         ==========
Total Return.........................................................        (11.51)%/(c)/        (42.65)%            40.50%/(c)/
Ratios/Supplemental Data:
Net assets, end of period............................................    $1,457,763           $5,016,139         $1,036,659
Ratio of expenses to average net assets..............................          1.95%/(d)/           1.95%              1.60%/(d)/
Ratio of net investment income to average net assets.................          0.88%/(d)/           1.87%              2.09%/(d)/
Ratio of expenses to average net assets*.............................          2.23%/(d)/           5.52%              2.41%/(d)/
Portfolio turnover/(e)/..............................................          1250%                3101%              1811%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                               Service Class
                                                                        -----------------------------------------

                                                                            For the                  For the
                                                                        six months ended           year ended
                                                                         June 30, 2002          December 31, 2001
                                                                        ----------------        -----------------
                                                                          (Unaudited)
Net Asset Value, Beginning of Period...................................     $  15.95                $  28.02
                                                                            --------                --------
Investment Activities:
  Net investment income................................................           --/(b),(c)/           0.10/(c)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts...........................................................        (1.88)                 (12.17)
                                                                            --------                --------
  Total income/(loss) from investment activities.......................        (1.88)                 (12.07)
                                                                            --------                --------
Net Asset Value, End of Period.........................................     $  14.07                $  15.95
                                                                            ========                ========
Total Return...........................................................       (11.79)%/(d)/           (43.08)%
Ratios/Supplemental Data:
Net assets, end of period..............................................     $716,470                $663,655
Ratio of expenses to average net assets................................         2.95%/(c)/              2.95%
Ratio of net investment income to average net assets...................         0.06%/(e)/              0.44%
Ratio of expenses to average net assets*...............................         3.60%/(e)/              6.52%
Portfolio turnover/(f)/................................................         1250%                   3101%

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                                                         For the period
                                                                        July 26, 2000/(a)/
                                                                             through
                                                                        December 31, 2000
                                                                        -----------------

Net Asset Value, Beginning of Period...................................    $    20.00
                                                                           ----------
Investment Activities:
  Net investment income................................................          0.28/(c)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts...........................................................          7.74
                                                                           ----------
  Total income/(loss) from investment activities.......................          8.02
                                                                           ----------
Net Asset Value, End of Period.........................................    $    28.02
                                                                           ==========
Total Return...........................................................         40.10%/(d)/
Ratios/Supplemental Data:
Net assets, end of period..............................................    $1,912,405
Ratio of expenses to average net assets................................          2.92%/(c)/
Ratio of net investment income to average net assets...................          2.52%/(e)/
Ratio of expenses to average net assets*...............................          3.74%/(e)/
Portfolio turnover/(f)/................................................          1811%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Amount is less than $0.005.
/(c)/Per share net investment income has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

             PROFUNDS
             Wireless Communications        Schedule of Portfolio
             UltraSector ProFund                      Investments
             (Unaudited)                            June 30, 2002

           Common Stocks (73.8%)
                                                 Shares      Value
                                                --------- ----------
          Aether Systems, Inc.*................      900  $    2,655
          AirGate PCS, Inc.*...................      540         540
          Alltel Corp..........................    7,740     363,779
          AT&T Wireless Services, Inc.*........   60,750     355,388
          Leap Wireless International, Inc.*...      990       1,069
          Nextel Communications, Inc.--Class A*   18,450      59,225
          Nextel Partners, Inc.--Class A*......    2,430       7,314
          Sprint Corp. (PCS Group)*............   16,650      74,426
          Telephone & Data Systems, Inc........    1,350      81,743
          Triton PCS Holdings, Inc.--Class A*..    1,530       5,967
          US Cellular Corp.*...................      360       9,162
          Western Wireless Corp.--Class A*.....    1,800       5,832
          Wireless Facilities, Inc.*...........      630       3,087
                                                          ----------
          TOTAL COMMON STOCKS..................              970,187
                                                          ----------
           Federal Home Loan Bank (27.6%)
                                                Principal
                                                 Amount
                                                ---------
          Federal Home Loan Bank,
           1.35%, 07/01/02..................... $362,000     361,959
                                                          ----------
          TOTAL FEDERAL HOME LOAN BANK.........              361,959
                                                          ----------
          TOTAL INVESTMENTS
           (Cost $1,346,154)/(a)/--101.4%......            1,332,146
          Liabilities in excess of other
           assets--(1.4)%......................              (18,685)
                                                          ----------
          NET ASSETS--100.0%...................           $1,313,461
                                                          ==========

------
*Non-income producing security.
/(a)/Representscost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $  9,708
                     Unrealized depreciation....  (23,716)
                                                 --------
                     Net unrealized depreciation $(14,008)
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                                 June 30, 2002
Assets:
 Investments, at value (cost $1,346,154)........................................ $  1,332,146
 Cash...........................................................................          210
 Receivable for capital shares issued...........................................        4,725
 Receivable from Investment Advisor.............................................        1,796
 Prepaid and other expenses.....................................................       15,834
                                                                                 ------------
   Total Assets.................................................................    1,354,711
                                                                                 ------------
Liabilities:
 Unrealized depreciation on swap contracts......................................       39,104
 Administration fees payable....................................................           84
 Distribution and service fees payable-- Service Class..........................        2,062
                                                                                 ------------
   Total Liabilities............................................................       41,250
                                                                                 ------------
Net Assets...................................................................... $  1,313,461
                                                                                 ============
Net Assets consist of:
 Capital........................................................................ $ 11,862,434
 Accumulated net investment loss................................................      (24,499)
 Accumulated net realized losses on investments and swap contracts..............  (10,471,362)
 Net unrealized appreciation/(depreciation) on investments and swap contracts...      (53,112)
                                                                                 ------------
Net Assets...................................................................... $  1,313,461
                                                                                 ============
Investor Class:
 Net Assets..................................................................... $  1,230,300
 Shares of Beneficial Interest Outstanding......................................      212,723
 Net Asset Value (offering and redemption price per share)...................... $       5.78
                                                                                 ============
Service Class:
 Net Assets..................................................................... $     83,161
 Shares of Beneficial Interest Outstanding......................................       14,730
 Net Asset Value (offering and redemption price per share)...................... $       5.65
                                                                                 ============

 Statement of Operations
                                                       For the six months ended June 30, 2002
Investment Income:
 Interest....................................................................... $     4,960
 Dividends......................................................................         679
                                                                                 -----------
   Total Income.................................................................       5,639
                                                                                 -----------
Expenses:
 Advisory fees..................................................................       6,994
 Management services fees.......................................................       1,399
 Administration fees............................................................         499
 Distribution and service fees--Service Class...................................         730
 Transfer agent fees............................................................       2,233
 Registration and filing fees...................................................      10,339
 Custody fees...................................................................       2,065
 Fund accounting fees...........................................................         589
 Other fees.....................................................................       1,186
                                                                                 -----------
   Total Expenses before waivers................................................      26,034
   Less Expenses waived by the Investment Advisor...............................      (7,119)
                                                                                 -----------
   Net Expenses.................................................................      18,915
                                                                                 -----------
Net Investment Loss.............................................................     (13,276)
                                                                                 -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts..........................  (3,254,071)
 Net change in unrealized appreciation/(depreciation) on investments and swap
   contracts....................................................................    (141,751)
                                                                                 -----------
   Net realized and unrealized losses on investments and swap contracts.........  (3,395,822)
                                                                                 -----------
Change in Net Assets Resulting from Operations.................................. $(3,409,098)
                                                                                 ===========

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                          six months ended    year ended
                                                                                           June 30, 2002   December 31, 2001
                                                                                          ---------------- -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................   $    (13,276)    $    (19,766)
  Net realized losses on investments and swap contracts..................................     (3,254,071)      (5,253,792)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.       (141,751)         402,554
                                                                                            ------------     ------------
  Change in net assets resulting from operations.........................................     (3,409,098)      (4,871,004)
                                                                                            ------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     43,553,865       81,199,265
   Service Class.........................................................................      2,050,180        4,595,071
  Cost of shares redeemed
   Investor Class........................................................................    (40,901,343)     (75,533,857)
   Service Class.........................................................................     (1,850,967)      (4,189,135)
                                                                                            ------------     ------------
  Change in net assets resulting from capital transactions...............................      2,851,735        6,071,344
                                                                                            ------------     ------------
  Change in net assets...................................................................       (557,363)       1,200,340
Net Assets:
  Beginning of period....................................................................      1,870,824          670,484
                                                                                            ------------     ------------
  End of period..........................................................................   $  1,313,461     $  1,870,824
                                                                                            ============     ============
Share Transactions:
  Issued
   Investor Class........................................................................      3,434,546        6,535,820
   Service Class.........................................................................        157,664          398,790
  Redeemed
   Investor Class........................................................................     (3,274,935)      (6,569,549)
   Service Class.........................................................................       (146,033)        (426,411)
                                                                                            ------------     ------------
  Change in shares.......................................................................        171,242          (61,350)
                                                                                            ============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                            Investor Class/(a)/
                                                                        ----------------------------------------

                                                                            For the               For the
                                                                        six months ended        year ended
                                                                         June 30, 2002       December 31, 2001
                                                                        ----------------     -----------------
                                                                          (Unaudited)
Net Asset Value, Beginning of Period...................................    $    33.32           $    57.10
                                                                           ----------           ----------
Investment Activities:
  Net investment income/(loss).........................................         (0.08)/(c)/          (0.32)/(c)/
  Net realized and unrealized losses on investments and swap contracts.        (27.46)              (23.46)
                                                                           ----------           ----------
  Total loss from investment activities................................        (27.54)              (23.78)
                                                                           ----------           ----------
Net Asset Value, End of Period.........................................    $     5.78           $    33.32
                                                                           ==========           ==========
Total Return...........................................................        (82.65)%/(d)/        (41.65)%
Ratios/Supplemental Data:
Net assets, end of period..............................................    $1,230,300           $1,769,540
Ratio of expenses to average net assets................................          1.95%/(e)/           1.95%
Ratio of net investment income/(loss) to average net assets............         (1.36)%/(e)/         (0.62)%
Ratio of expenses to average net assets*...............................          2.76%/(e)/           3.34%
Portfolio turnover/(f)/................................................          2299%                2512%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                                                         For the period
                                                                        June 19, 2000/(b)/
                                                                             through
                                                                        December 31, 2000
                                                                        -----------------

Net Asset Value, Beginning of Period...................................     $ 200.00
                                                                            --------
Investment Activities:
  Net investment income/(loss).........................................         0.20/(c)/
  Net realized and unrealized losses on investments and swap contracts.      (143.10)
                                                                            --------
  Total loss from investment activities................................      (142.90)
                                                                            --------
Net Asset Value, End of Period.........................................     $  57.10
                                                                            ========
Total Return...........................................................       (71.45)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period..............................................     $496,021
Ratio of expenses to average net assets................................         1.79%/(e)/
Ratio of net investment income/(loss) to average net assets............         0.39%/(e)/
Ratio of expenses to average net assets*...............................         3.45%/(e)/
Portfolio turnover/(f)/................................................         2165%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not Annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of benefical interest outstanding throughout the periods indicated.

                                                                                           Service Class/(a)/
                                                                        --------------------------------------------------
                                                                                                               For the period
                                                                            For the             For the       June 19, 2000/(b)/
                                                                        six months ended      year ended           through
                                                                         June 30, 2002     December 31, 2001  December 31, 2000
                                                                        ----------------   -----------------  -----------------
                                                                          (Unaudited)
Net Asset Value, Beginning of Period...................................     $ 32.69            $  56.80           $ 200.00
                                                                            -------            --------           --------
Investment Activities:
  Net investment loss..................................................       (0.15)/(c)/         (0.78)/(c)/        (0.50)/(c)/
  Net realized and unrealized losses on investments and swap contracts.      (26.89)             (23.33)           (142.70)
                                                                            -------            --------           --------
  Total loss from investment activities................................      (27.04)             (24.11)           (143.20)
                                                                            -------            --------           --------
Net Asset Value, End of Period.........................................     $  5.65            $  32.69           $  56.80
                                                                            =======            ========           ========
Total Return...........................................................      (82.72)%/(d)/       (42.45)%           (71.60)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period..............................................     $83,161            $101,284           $174,463
Ratio of expenses to average net assets................................        2.95%/(e)/          2.95%              2.91%/(e)/
Ratio of net investment loss to average net assets.....................       (2.36)%/(e)/        (1.37)%            (0.92)%/(e)/
Ratio of expenses to average net assets*...............................        3.53%/(e)/          4.34%              4.56%/(e)/
Portfolio turnover/(f)/................................................        2299%               2512%              2165%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations.
/(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not Annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investment in Cash Management Portfolio, at value
         (cost $474,567,314)...............................  $474,567,314
        Deferred organization costs........................         1,606
        Prepaid and other expenses.........................       109,137
                                                             ------------
         Total Assets......................................   474,678,057
                                                             ------------
      Liabilities:
        Dividends payable..................................       193,525
        Management services fees payable...................       137,510
        Administration fees payable........................        15,500
        Distribution and service fees payable--
         Service Class.....................................       295,949
                                                             ------------
         Total Liabilities.................................       642,484
                                                             ------------
      Net Assets...........................................  $474,035,573
                                                             ============
      Net Assets consist of:
        Capital............................................  $473,988,768
        Accumulated undistributed net investment
         income............................................        43,303
        Accumulated net realized gains on investments......         3,502
                                                             ------------
      Net Assets...........................................  $474,035,573
                                                             ============
      Investor Class:
        Net Assets.........................................  $366,746,017
        Shares of Beneficial Interest Outstanding..........   366,711,795
        Net Asset Value (offering and redemption price per
         share)............................................  $       1.00
                                                             ============
      Service Class:
        Net Assets.........................................  $107,289,556
        Shares of Beneficial Interest Outstanding..........   107,276,972
        Net Asset Value (offering and redemption price per
         share)............................................  $       1.00
                                                             ============

         Statement of Operations
                                 For the six months ended June 30, 2002
        Investment Income:
          Investment income allocated from Cash
           Management Portfolio............................. $4,476,725
          Expenses allocated from Cash Management
           Portfolio........................................   (402,515)
                                                             ----------
                                                              4,074,210
                                                             ----------
        Expenses:
          Management services fees..........................    782,928
          Administration fees...............................     89,004
          Distribution and service fees--Service Class......    548,643
          Transfer agent fees...............................    446,116
          Registration and filing fees......................     90,204
          Other fees........................................    224,229
                                                             ----------
           Total Expenses...................................  2,181,124
                                                             ----------
        Net Investment Income...............................  1,893,086
                                                             ----------
        Realized and Unrealized Gains on Investments:
          Net realized gains allocated from Cash Management
           Portfolio........................................      3,790
                                                             ----------
        Change In Net Assets Resulting from Operations...... $1,896,876
                                                             ==========

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Statements of Changes in Net Assets
                                                                For the           For the
                                                            six months ended    year ended
                                                             June 30, 2002   December 31, 2001
                                                            ---------------- -----------------
                                                              (Unaudited)
From Investment Activities:
Operations:
  Net investment income.................................... $     1,893,086   $    16,691,959
  Net realized gains on investments........................           3,790            23,482
                                                            ---------------   ---------------
  Change in net assets resulting from operations...........       1,896,876        16,715,441
                                                            ---------------   ---------------
Distributions to Shareholders From:
  Net investment income
   Investor Class..........................................      (1,842,471)      (13,263,501)
   Service Class...........................................         (50,905)       (3,428,458)
                                                            ---------------   ---------------
  Change in net assets resulting from distributions........      (1,893,376)      (16,691,959)
                                                            ---------------   ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class..........................................   4,566,319,902     7,917,069,405
   Service Class...........................................   1,027,129,462     2,509,141,351
  Dividends reinvested
   Investor Class..........................................       1,788,754        13,993,036
   Service Class...........................................          72,208         3,926,141
  Cost of shares redeemed
   Investor Class..........................................  (4,499,910,889)   (7,988,225,381)
   Service Class...........................................  (1,020,087,972)   (2,578,736,905)
                                                            ---------------   ---------------
  Change in net assets resulting from capital transactions.      75,311,465      (122,832,353)
                                                            ---------------   ---------------
  Change in net assets.....................................      75,314,965      (122,808,871)
Net Assets:
  Beginning of period......................................     398,720,608       521,529,479
                                                            ---------------   ---------------
  End of period............................................ $   474,035,573   $   398,720,608
                                                            ===============   ===============
Share Transactions:
  Issued
   Investor Class..........................................   4,566,319,902     7,917,069,405
   Service Class...........................................   1,027,129,462     2,509,141,351
  Reinvested
   Investor Class..........................................       1,788,754        13,993,036
   Service Class...........................................          72,208         3,926,141
  Redeemed
   Investor Class..........................................  (4,499,910,889)   (7,988,225,381)
   Service Class...........................................  (1,020,087,972)   (2,578,736,905)
                                                            ---------------   ---------------
  Change in shares.........................................      75,311,465      (122,832,353)
                                                            ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights
Selected data for a
share of beneficial
interest outstanding
throughout the periods
indicated.

                                                               Investor Class
                     ---------------------------------------------------------------------------------------------
                          For the
                        six months        For the       For the       For the         For the         For the period
                           ended         year ended    year ended    year ended      year ended    November 17, 1997/(a)/
                         June 30,       December 31,  December 31,  December 31,    December 31,          through
                           2002             2001          2000          1999            1998         December 31, 1997
                     ------------       ------------  ------------  ------------  ------------     ---------------------
                        (Unaudited)
Net Asset Value,
 Beginning of Period $      1.000       $      1.000  $      1.000  $      1.000  $     1.000            $  1.000
                     ------------       ------------  ------------  ------------  -----------            --------
Investment
 Activities:
 Net investment
   income...........        0.005              0.032         0.056         0.044        0.047/(b)/          0.006
                     ------------       ------------  ------------  ------------  -----------            --------
Distributions to
 Shareholders From:
 Net investment
   income...........       (0.005)            (0.032)       (0.056)       (0.044)      (0.047)             (0.006)
                     ------------       ------------  ------------  ------------  -----------            --------
Net Asset Value,
 End of Period...... $      1.000       $      1.000  $      1.000  $      1.000  $     1.000            $  1.000
                     ============       ============  ============  ============  ===========            ========
Total Return........         0.54%/(c)/         3.28%         5.74%         4.48%        4.84%               0.61%/(c)/
Ratios/
 Supplemental Data:
Net assets, end of
 period............. $366,746,017       $298,545,734  $355,691,554  $198,555,252  $62,026,228            $286,962
Ratio of expenses
 to average net
 assets/(e)/........         0.91%/(d)/         1.08%         0.86%         0.83%        0.85%               0.83%/(d)/
Ratio of net
 investment income
 to average net
 assets.............         1.09%/(d)/         3.30%         5.62%         4.46%        4.81%               4.92%/(d)/
Ratio of expenses
 to average
 net assets*/(e)/...         0.91%/(d)/         1.08%         0.86%         0.83%        1.18%               9.52%/(d)/

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.


              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                             Service Class
                                  -----------------------------------------------------------------------------
                                       For the         For the       For the       For the         For the
                                     period ended     year ended    year ended    year ended      year ended
                                       June 30,      December 31,  December 31,  December 31,    December 31,
                                         2002            2001          2000          1999            1998
                                  ------------       ------------  ------------  ------------  ------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period.......................... $      1.000       $      1.000  $      1.000  $      1.000  $     1.000
                                  ------------       ------------  ------------  ------------  -----------
Investment Activities:
  Net investment income..........           --/(b)/         0.022         0.046         0.034        0.037/(c)/
                                  ------------       ------------  ------------  ------------  -----------
Distributions to Shareholders
 From:
  Net investment income..........           --/(b)/        (0.022)       (0.046)       (0.034)      (0.037)
                                  ------------       ------------  ------------  ------------  -----------
Net Asset Value, End of
 Period.......................... $      1.000       $      1.000  $      1.000  $      1.000  $     1.000
                                  ============       ============  ============  ============  ===========
Total Return.....................         0.05%/(d)/         2.26%         4.69%         3.44%        3.81%
Ratios/Supplemental Data:
Net assets, end of period........ $107,289,556       $100,174,874  $165,837,925  $107,944,066  $15,406,187
Ratio of expenses to average net
 assets/(f)/.....................         1.91%/(e)/         2.06%         1.85%         1.83%        1.87%
Ratio of net investment income
 to average net assets...........         0.09%/(e)/         2.39%         4.65%         3.45%        3.43%
Ratio of expenses to average net
 assets*/(f)/....................         1.91%/(e)/         2.06%         1.85%         1.83%        2.18%

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                     For the period
                                  November 17, 1997/(a)
                                        / through
                                    December 31, 1997
                                  ---------------------

Net Asset Value, Beginning of
 Period..........................        $1.000
                                         ------
Investment Activities:
  Net investment income..........            --
                                         ------
Distributions to Shareholders
 From:
  Net investment income..........            --
                                         ------
Net Asset Value, End of
 Period..........................        $1.000
                                         ======
Total Return.....................          0.21%/(d)/
Ratios/Supplemental Data:
Net assets, end of period........        $2,510
Ratio of expenses to average net
 assets/(f)/.....................          1.83%/(e)/
Ratio of net investment income
 to average net assets...........          2.53%/(e)/
Ratio of expenses to average net
 assets*/(f)/....................         10.52%/(e)/

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Amount is less than $0.0005.
/(c)/Per share not investment income has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

              See accompanying notes to the financial statements.

PROFUNDS

                         Notes to Financial Statements
                                 June 30, 2002
                                  (Unaudited)


1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. Deutsche Asset Management, Inc. is the investment advisor for the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of ninety-two separately managed series, seventy-four of which are operational as of June 30, 2002. These accompanying financial statements relate to the following portfolios: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Europe 30 ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, U.S. Government Plus ProFund, UltraBull ProFund, UltraDow 30 ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, Rising Rates Opportunity ProFund, UltraBear ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Wireless Communications UltraSector ProFund and Money Market ProFund (collectively, the "ProFunds" and individually, a "ProFund"). The ProFunds, excluding the Money Market ProFund, are referred to as the "non-money market ProFunds". Each ProFund (other than the Money Market ProFund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the "Portfolio"). The percentage of the Portfolio owned by the Money Market ProFund as of June 30, 2002 was approximately 5.0%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included else where in this report and should be read in conjunction with the Money Market ProFund's financial statements. The U.S. Government Plus ProFund, Short Small-Cap ProFund, Short OTC ProFund and Rising Rates Opportunity ProFund commenced operations on May 1, 2002. The UltraDow 30 ProFund and Precious Metals UltraSector ProFund commenced operations on June 3, 2002.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Investment Valuation

   Securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

   For the non-money market ProFunds, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the non-money market ProFunds are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees. Valuation of securities held by the Portfolio is discussed in the accompanying notes to the financial statements for the Portfolio included else where in this report.

                                   Continued

PROFUNDS

                                 June 30, 2002
                                  (Unaudited)



   Repurchase Agreements

   Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Money Market ProFund, Deutsche Asset Management, Inc., will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

   The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Short Sales

   The ProFunds (other than the Money Market ProFund) may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds (other than the Money Market ProFund) may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. The initial margin, which is a substantial amount of the cash balance, is reflected in the segregated cash with broker balance on the Statement of Assets and Liabilities and is restricted as to its use by the ProFund. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses when cash is exchanged. The ProFund will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Index Options and Options on Futures Contracts

   The ProFunds (other than the Money Market ProFund) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is

                                   Continued

PROFUNDS

                                 June 30, 2002
                                  (Unaudited)


   increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Foreign Currency Transactions

   The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Europe 30 ProFund or the UltraJapan ProFund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

   Swap Contracts

   The ProFunds (other than the Money Market ProFund) may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregating assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount are recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   The UltraShort OTC ProFund and Short OTC ProFund may invest in swaps that provide the opposite return of the particular index (short the index). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional value outstanding and that dividends on the underlying securities of the index reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund has in the

                                   Continued

PROFUNDS

                                 June 30, 2002
                                  (Unaudited)


   particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

   At June 30, 2002, the following swap contracts were outstanding and were collateralized by assets of each particular ProFund:

                                                                                               Unrealized
                                       Notional    Termination                               Appreciation/
                                        Amount        Date           Return Benchmark        (Depreciation)
                                    -------------  ----------- ----------------------------- --------------
Small-Cap ProFund.................. $     297,209   07/01/02   Russell 2000 Index...........   $  (7,229)
U.S. Government Plus ProFund.......     1,935,802   07/26/02   30-Year U.S. Treasury Bond...       4,795
UltraDow 30 ProFund................     4,443,699   07/01/02   Dow Jones Industrial Average.     (13,621)
UltraMid-Cap ProFund...............    55,683,689   07/01/02   S&P MidCap 400 Index.........     821,466
UltraSmall-Cap ProFund.............    43,694,250   07/01/02   Russell 2000 Index...........     456,310
UltraOTC ProFund...................   198,875,134   07/01/02   NASDAQ-100 Index.............     108,940
Short OTC ProFund..................    (3,462,368)  07/01/02   NASDAQ-100 Index.............      (2,630)
Short Small-Cap ProFund............  (101,296,122)  07/01/02   Russell 2000 Index...........    (372,244)
Rising Rates Opportunity...........    (4,004,990)  07/26/02   30-Year U.S. Treasury Bond...      (6,860)
UltraShort OTC ProFund.............  (256,431,937)  07/01/02   NASDAQ-100 Index.............    (160,702)
Banks UltraSector ProFund..........     1,242,684   07/23/02   DJ US Banks Index............      (5,817)
Basic Materials UltraSector ProFund     1,828,987   07/23/02   DJ US Basic Materials Index..      46,619
Biotechnology UltraSector ProFund..     1,655,821   07/23/02   DJ US Biotechnology Index....      10,109
Energy UltraSector ProFund.........     2,381,207   07/23/02   DJ US Energy Index...........      (5,904)
Financial UltraSector ProFund......     3,166,142   07/23/02   DJ US Financial Index........      16,458
Healthcare UltraSector ProFund.....     1,302,877   07/23/02   DJ US Healthcare Index.......       5,476
Internet UltraSector ProFund.......     1,217,217   07/23/02   DJ US Internet Index.........      (8,252)
Pharmaceuticals UltraSector ProFund     1,230,982   07/23/02   DJ US Pharmaceuticals Index..       3,568
Precious Metals UltraSector ProFund     4,817,422   07/23/02   DJ US Precious Metals Index..    (768,536)
Real Estate UltraSector ProFund....    11,550,545   07/23/02   DJ US Real Estate Index......     124,505
Semiconductor UltraSector ProFund..     3,432,164   07/23/02   DJ US Semiconductor Index....     (94,070)
Technology UltraSector ProFund.....     2,904,763   07/23/02   DJ US Technology Index.......     (23,417)
Telecommunications UltraSector                                 DJ US Telecommunications
 ProFund...........................       535,674   07/23/02    Index.......................       6,406
Utilities UltraSector ProFund......     1,035,797   07/23/02   DJ US Utilities Index........       4,995
Wireless Communications                                        DJ US Wireless Communications
 UltraSector ProFund...............     1,009,172   07/23/02    Index.......................     (39,104)

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis. In addition, investors in Investor Class shares will bear the expenses directly attributable to the Investor Class, and investors in Service Class shares will bear the expenses directly attributable to the Service Class.

   The investment income and expenses of a ProFund (other than class specific expenses) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

                                   Continued

PROFUNDS

                                 June 30, 2002
                                  (Unaudited)



   Distributions to Shareholders

   Each of the ProFunds (except the Money Market ProFund, U.S. Government Plus ProFund and the Real Estate UltraSector ProFund) intends to declare and distribute to its shareholders annually all of the year's net investment income. Money Market ProFund and U.S. Government Plus ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Real Estate UltraSector ProFund declares dividends from net investment income quarterly and pays the dividends on a quarterly basis. Net realized capital gains, if any, will be distributed annually.

   The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

   Federal Income Tax

   Each of the ProFunds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.

   Organization Costs

   Costs incurred by the Trust (including the Bull ProFund, UltraBull ProFund, UltraOTC ProFund, Bear ProFund, UltraBear ProFund and Money Market ProFund) in connection with its organization and registration under the 1940 Act and the Securities Act of 1933 have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds (excluding OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund of 0.75%. The UltraJapan ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.90%. The OTC ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.70%. The U.S. Government Plus ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.50%.

   For its services as Administrator, the ProFunds pay BISYS an annual fee based on the following schedule of average net assets: 0.05% of average daily net assets from $0 to $2 billion, 0.04% on the next $3 billion of average daily net assets, 0.03% on the next $5 billion of average daily net assets, and 0.02% of average daily net assets over $10 billion. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFund Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

   Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers ("Authorized Firms") and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and/or shareholder services. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements

                                   Continued

PROFUNDS

                                 June 30, 2002
                                  (Unaudited)


   will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

   The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse expenses of the ProFunds for the year ending December 31, 2002 in order to limit the annual operating expenses as follows:

                                                      Investor Service
                                                       Class    Class
                                                      -------- -------
          Bull ProFund...............................  1.95%    2.95%
          Mid-Cap ProFund............................  1.95%    2.95%
          Small-Cap ProFund..........................  1.95%    2.95%
          OTC ProFund................................  1.95%    2.95%
          Europe 30 ProFund..........................  1.95%    2.95%
          Mid-Cap Value ProFund......................  1.95%    2.95%
          Mid-Cap Growth ProFund.....................  1.95%    2.95%
          Small-Cap Value ProFund....................  1.95%    2.95%
          Small-Cap Growth ProFund...................  1.95%    2.95%
          U.S. Government Plus ProFund...............  1.70%    2.70%
          UltraBull ProFund..........................  1.95%    2.95%
          UltraDow 30 ProFund........................  1.95%    2.95%
          UltraMid-Cap ProFund.......................  1.95%    2.95%
          UltraSmall-Cap ProFund.....................  1.95%    2.95%
          UltraOTC ProFund...........................  1.95%    2.95%
          UltraJapan ProFund.........................  1.95%    2.95%
          Bear ProFund...............................  1.95%    2.95%
          Short Small-Cap ProFund....................  1.95%    2.95%
          Short OTC ProFund..........................  1.95%    2.95%
          Rising Rates Opportunity ProFund...........  1.95%    2.95%
          UltraBear ProFund..........................  1.95%    2.95%
          UltraShort OTC ProFund.....................  1.95%    2.95%
          Banks UltraSector ProFund..................  1.95%    2.95%
          Basic Materials UltraSector ProFund........  1.95%    2.95%
          Biotechnology UltraSector ProFund..........  1.95%    2.95%
          Energy UltraSector ProFund.................  1.95%    2.95%
          Financial UltraSector ProFund..............  1.95%    2.95%
          Healthcare UltraSector ProFund.............  1.95%    2.95%
          Internet UltraSector ProFund...............  1.95%    2.95%
          Pharmaceuticals UltraSector ProFund........  1.95%    2.95%
          Precious Metals UltraSector ProFund........  1.95%    2.95%
          Real Estate UltraSector ProFund............  1.95%    2.95%
          Semiconductor UltraSector ProFund..........  1.95%    2.95%
          Technology UltraSector ProFund.............  1.95%    2.95%
          Telecommunications UltraSector ProFund.....  1.95%    2.95%
          Utilities UltraSector ProFund..............  1.95%    2.95%
          Wireless Communications UltraSector ProFund  1.95%    2.95%

                                   Continued

PROFUNDS

                                 June 30, 2002
                                  (Unaudited)



   The Advisor may request and receive reimbursement of the advisory and management services fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each ProFund are at an annual rate less than the expense limit for the payments made through the period ending December 31. As of the period ending June 30, 2002, the reimbursement that may potentially be made by the ProFunds is as follows:

                                            Expires 2003 Expires 2004 Expires 2005
                                            ------------ ------------ ------------
Bull ProFund...............................   $    --      $39,982      $22,094
Mid-Cap ProFund............................        --       23,191       16,357
Small-Cap ProFund..........................        --           --       53,185
OTC ProFund................................        --       36,321        9,417
Europe 30 ProFund..........................    88,453       71,609       21,692
Mid-Cap Value ProFund......................        --       11,385           --
Mid-Cap Growth ProFund.....................        --           --       18,153
Small-Cap Value ProFund....................        --        2,282       10,038
Small-Cap Growth ProFund...................        --       11,835       42,600
UltraBull ProFund..........................        --           --       10,326
UltraMid-Cap ProFund.......................    20,955       47,269           --
UltraSmall-Cap ProFund.....................    85,770       83,320           --
UltraJapan ProFund.........................    21,354       28,667        5,172
Bear ProFund...............................    23,805       12,767           --
Banks UltraSector ProFund..................        --        5,095        8,971
Basic Materials UltraSector ProFund........        --        7,080       13,751
Biotechnology UltraSector ProFund..........     5,899       47,031       22,429
Energy UltraSector ProFund.................    14,904       47,647        6,316
Financial UltraSector ProFund..............     8,325       57,057        9,575
Healthcare UltraSector ProFund.............     6,501       34,559       18,144
Internet UltraSector ProFund...............    14,877       42,268       17,969
Pharmaceuticals UltraSector ProFund........     8,481       22,567       17,213
Real Estate UltraSector ProFund............    26,967        5,602        2,800
Semiconductor UltraSector ProFund..........    12,186       50,913       10,316
Technology UltraSector ProFund.............    17,994       43,077       15,077
Telecommunications UltraSector ProFund.....    14,309       45,596       15,123
Utilities UltraSector ProFund..............     7,182       60,388        8,503
Wireless Communications UltraSector ProFund     9,658       40,161        7,119

                                   Continued

PROFUNDS

                  Notes to Financial Statements, (concluded)
                                 June 30, 2002
                                  (Unaudited)



4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2002 were as follows:

                                                  Purchases      Sales
                                                 ------------ ------------
     Bull ProFund............................... $511,149,993 $518,997,384
     Mid-Cap ProFund............................  113,227,680  115,845,877
     Small-Cap ProFund..........................   60,396,452   62,808,953
     OTC ProFund................................   23,831,656   24,582,716
     Europe 30 ProFund..........................   51,553,506   51,849,898
     Mid-Cap Value ProFund......................  215,763,230  216,083,327
     Mid-Cap Growth ProFund.....................   44,187,362   50,739,643
     Small-Cap Value ProFund....................  399,180,201  430,171,084
     Small-Cap Growth ProFund...................   67,730,565   75,483,844
     U.S. Government Plus ProFund...............      595,828      294,305
     UltraBull ProFund..........................  603,281,120  571,927,982
     UltraDow 30 ProFund........................   11,643,332    7,628,612
     UltraMid-Cap ProFund.......................  440,121,923  431,944,507
     UltraSmall-Cap ProFund.....................    4,051,213  519,084,594
     UltraOTC ProFund...........................  578,236,173  675,786,598
     Banks UltraSector ProFund..................   33,179,330   34,172,668
     Basic Materials UltraSector ProFund........  131,045,262  129,965,952
     Bitoechnology UltraSector ProFund..........   36,113,160   44,384,175
     Energy UltraSector ProFund.................   45,464,323   46,576,198
     Financial UltraSector ProFund..............   45,012,153   46,805,332
     Healthcare UltraSector ProFund.............   19,366,192   24,227,269
     Internet UltraSector ProFund...............   24,150,061   25,941,066
     Pharmaceuticals UltraSector ProFund........   31,450,938   39,094,566
     Real Estate UltraSector ProFund............  169,536,165  152,886,046
     Semiconductor UltraSector ProFund..........   43,225,962   42,374,271
     Technology UltraSector ProFund.............   14,604,110   16,507,182
     Telecommunications UltraSector ProFund.....   18,433,499   19,289,028
     Utilities UltraSector ProFund..............   51,887,612   53,377,298
     Wireless Communications UltraSector ProFund   29,872,018   28,183,183

5. Concentration of Credit Risk

   Each UltraSector ProFund maintains exposure to a limited number of issuers conducting business in a specific market sector or industry sector. It is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance. This would make the performance of an UltraSector ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

             Cash Management Portfolio      Schedule of Portfolio
             (Unaudited)                              Investments
                                                    June 30, 2002

          Certificates of Deposit (1.57%)
                                            Principal
                                             Amount         Value
         -                                 ------------ --------------
         Halifax Plc, 1.80%, 7/23/02...... $150,000,000 $  150,000,000
                                                        --------------
         TOTAL CERTIFICATES OF DEPOSIT
           (Amortized Cost $150,000,000).............      150,000,000
                                                        --------------
          Certificates of Deposit--Eurodollar (14.68%)
         Barclays Bank Plc:
           1.82%, 7/24/02.................   35,000,000     35,000,206
           2.10%, 1/10/03.................   21,000,000     21,000,556
         BNP Paribas:
           1.89%, 7/8/02..................   75,000,000     75,000,000
           2.00%, 2/19/03.................   60,000,000     60,000,000
         Credit Agricole Indosuez S.A.,
          2.17%, 9/30/02..................   65,000,000     64,998,377
         Credit Suisse First Boston, Inc.,
          1.79%, 8/14/02..................  146,000,000    146,000,000
         Halifax Plc:
           1.80%, 7/22/02.................  100,000,000    100,000,000
           1.89%, 8/27/02.................   45,000,000     45,000,000
         ING Bank N.V.:
           3.615%, 8/13/02................   10,000,000     10,000,000
           1.90%, 8/27/02.................   85,000,000     85,000,000
         Intesabci Spa,
          1.97%, 7/8/02...................  150,000,000    150,002,017
         Landesbank Baden Wurttemberg,
          1.90%, 7/8/02...................   50,000,000     50,000,000
         Lloyds TSB Bank Plc,
          2.02%, 3/21/03..................   50,000,000     50,007,196
         National Australia Bank, Ltd.:
           2.20%, 1/22/03.................   50,000,000     50,000,000
           2.06%, 3/25/03.................   60,000,000     60,021,916
         Norddeutsche Landesbank
          Girozentrale:
           1.80%, 7/22/02.................  100,000,000    100,000,000
           1.83%, 8/1/02..................   50,000,000     50,000,397
           2.525%, 11/27/02...............   75,000,000     74,995,461
           2.15%, 1/24/03.................   25,000,000     25,000,000
         Nordea Bank Finland Plc,
          1.91%, 8/1/02...................   20,000,000     20,000,126
         Nordea North America, Inc.,
          1.76%, 7/22/02..................   60,000,000     60,000,347
         Rabobank Nederland N.V.,
          2.00%, 9/3/02...................   21,000,000     21,001,405
         Unicredito Italiano Spa,
          2.06%, 11/22/02.................   50,000,000     50,011,857
                                                        --------------
         TOTAL CERTIFICATES OF
          DEPOSIT--EURODOLLAR
           (Amortized Cost $1,403,039,861)...........    1,403,039,861
                                                        --------------
          Certificates of Deposit--Yankee (10.71%)
         Abbey National Treasury
          Services Plc:
           2.40%, 11/19/02................   30,000,000     30,000,000
           2.59%, 3/31/03.................   25,000,000     25,007,379
         ABN Amro Bank N.V.,
          2.55%, 12/20/02.................   25,000,000     24,994,191

           Certificates of Deposit--Yankee, continued
                                            Principal
                                             Amount         Value
          -                                ------------ --------------
          Canadian Imperial Bank of
           Commerce:
            1.69%, 7/16/02................ $ 15,000,000 $   15,000,000
            1.85%, 7/31/02................  125,000,000    125,000,000
            2.005%, 11/27/02..............   50,000,000     50,001,023
            2.00%, 2/20/03................   50,000,000     50,000,000
          Credit Agricole Indosuez S.A.:
            1.87%, 7/31/02................   50,000,000     50,000,000
            1.95%, 8/30/02................   65,000,000     65,000,000
            2.00%, 11/27/02...............   50,000,000     50,000,000
            2.20%, 1/22/03................   30,000,000     30,000,000
            2.98%, 4/21/03................   35,000,000     34,994,466
          Landesbank Baden Wurttemberg,
           2.205%, 1/30/03................   35,000,000     35,002,040
          Natexis Banque Populaires:
            1.94%, 7/9/02.................   50,000,000     50,000,000
            1.87%, 9/23/02................   25,000,000     25,000,000
            2.30%, 2/10/03................   43,000,000     43,000,000
          Norddeutsche Landesbank
           Girozentrale,
           2.17%, 11/18/02................   20,000,000     19,981,781
          Rabobank Nederland N.V.,
           2.76%, 3/24/03.................   45,000,000     44,922,568
          UBS AG:
            1.94%, 8/5/02.................  100,000,000    100,000,000
            2.10%, 2/13/03................   80,000,000     80,000,000
          Unicredito Italiano Spa,
            1.90%, 7/8/02.................   25,000,000     25,000,000
          Westdeutsche Landesbank
           Girozentrale:
            2.28%, 1/23/03................   30,000,000     30,000,000
            2.27%, 1/27/03................   20,000,000     19,988,609
                                                        --------------
          TOTAL CERTIFICATES OF DEPOSIT--YANKEE
            (Amortized Cost $1,022,892,057)............  1,022,892,057
                                                        --------------
           Euro Time Deposits (9.41%)
          ABN Amro Bank N.V.:
            1.75%, 7/1/02.................  118,751,459    118,751,459
            2.00%, 12/12/02...............   65,000,000     65,000,000
          Allied Irish Banks Plc,
           1.87%, 7/10/02.................   50,000,000     50,000,000
          American Express Centurion Bank,
           1.79%, 7/8/02..................  100,000,000    100,000,000
          Bank of Austria,
           2.17%, 10/15/02................   65,000,000     65,000,000
          Citibank NA,
           1.75%, 7/1/02..................  250,000,000    250,000,000
          Dresdner Bank Ag,
           1.813%, 7/1/02.................  100,000,000    100,000,000
          Norddeutsche Landesbank
           Girozentrale,
           1.95%, 8/5/02..................   50,000,000     50,000,000
          Nordea Bank Finland, Plc,
           1.969%, 7/1/02.................  100,000,000    100,000,000
                                                        --------------
          TOTAL EURO TIME DEPOSITS
            (Amortized Cost $898,751,459)............      898,751,459
                                                        --------------

              See accompanying notes to the financial statements.

             Cash Management Portfolio      Schedule of Portfolio
             (Unaudited)                              Investments
                                                    June 30, 2002

         Floating Rate Notes/(1)/ (13.81%)
                                             Principal
                                              Amount         Value
                                            ------------ --------------
        American Honda Finance Corp.,
         Monthly Variable Rate,
         1.86%, 7/22/02.................... $ 35,000,000 $   35,000,152
        American Honda Finance,
         Monthly Variable Rate,
         1.86%, 7/12/02....................   35,000,000     35,000,236
        American Honda Finance,
         Quarterly Variable Rate,
         1.96%, 6/11/03....................    7,000,000      7,004,996
        Bayerische Landesbank
         Girozentrale,
         Monthly Variable Rate,
         1.74%, 3/25/03....................   75,000,000     74,967,082
        Bayerische Landesbank
         Girozentrale,
         Daily Variable Rate,
         1.99%, 1/23/03....................  125,000,000    125,063,475
        Bayerische Landesbank
         Girozentrale,
         Monthly Variable Rate,
         1.74%, 3/26/03....................   50,000,000     49,977,973
        Canadian Imperial Bank of
         Commerce,
         Monthly Variable Rate,
         1.759%, 10/2/02...................  150,000,000    149,978,979
        Citigroup Inc.,
         Daily Variable Rate,
         2.35%, 8/5/02.....................   16,000,000     16,003,041
        Citigroup, Inc.,
         Monthly Variable Rate,
         1.81%, 7/12/02....................  120,000,000    120,000,000
        Credit Agricole Indosuez S.A.,
         Monthly Variable Rate,
         1.755%, 3/25/03...................  100,000,000     99,970,740
        Credit Agricole Indosuez, S.A.,
         Monthly Variable Rate,
         1.754%, 3/31/03...................   35,000,000     34,985,561
        Heller Financial Inc.,
         Quarterly Variable Rate,
         2.14%, 7/23/02....................   26,000,000     26,004,241
        J.P. Morgan Chase & Co.,
         Monthly Variable Rate:
          1.96%, 7/8/02....................   50,000,000     50,001,467
          1.95%, 9/11/02...................   15,000,000     15,004,804
        J.P. Morgan Chase & Co.,
         Quarterly Variable Rate:
          2.046%, 1/30/03..................   25,000,000     25,022,072
          2.02%, 2/20/03...................   30,750,000     30,778,917
        KBC Bank NV,
         Monthly Variable Rate,
         1.769%, 3/28/03...................   50,000,000     49,982,990
        Merrill Lynch & Co., Inc.,
         Monthly Variable Rate,
         1.81%, 4/16/03....................   25,000,000     24,998,021
        Salomon Smith Barney Holdings Inc.,
         Monthly Variable Rate,
         2.104%, 5/2/03....................   20,000,000     20,048,800
        Target Corp.,
         Quarterly Variable Rate,
         1.998%, 12/4/02...................   25,000,000     25,016,772

         Floating Rate Notes/(1)/, continued
                                            Principal
                                             Amount          Value
                                           ------------ ---------------
        Toyota Motor Credit Corp.,
         Monthly Variable Rate,
         1.81%, 9/25/02................... $ 60,000,000 $    60,000,000
        Toyota Motor Credit Corp.,
         Quarterly Variable Rate,
         1.81%, 12/23/02..................   75,000,000      75,000,000
        Unilever N.V.,
         Quarterly Variable Rate,
         2.06%, 10/24/02..................   40,000,000      40,023,337
        Verizon Global Funding Corp.,
         Quarterly Variable Rate,
         1.97%, 11/4/02...................   25,000,000      25,008,584
        Westdeutsche Landesbank
         Girozentrale,
         Monthly Variable Rate,
         1.76%, 3/24/03...................  105,000,000     104,961,603
                                                        ---------------
        TOTAL FLOATING RATE NOTES
          (Amortized Cost $1,319,803,843)............     1,319,803,843
                                                        ---------------
         Commercial Paper (31.18%)
        Asset Portfolio Funding Corp.:
          1.88%, 7/3/02...................   27,800,000      27,797,097
          1.79%, 7/11/02..................   68,582,000      68,545,995
          1.79%, 7/16/02..................   45,132,000      45,098,339
          1.84%, 7/23/02..................   30,000,000      29,966,267
        Barclays US Funding Corp.,
         1.80%, 9/5/02....................   19,425,000      19,360,898
        Bavaria TRR Corp.:
          1.79%, 7/8/02...................  125,000,000     124,956,493
          1.81%, 7/22/02..................   80,000,000      79,915,533
        Beta Finance Corp.,
         1.99%, 11/21/02..................   22,000,000      21,826,096
        CC (USA), Inc.,
         1.81%, 8/20/02...................   39,000,000      38,901,958
        Charta Corp.,
         1.80%, 7/24/02...................   65,000,000      64,925,250
        Ciesco, LP,
         1.96%, 7/1/02....................   54,400,000      54,400,000
        Compass Securitization LLC,
         1.80%, 7/22/02...................   80,000,000      79,916,000
        Danske Corp.,
         1.93%, 9/3/02....................   15,000,000      14,948,533
        Delaware Funding Corp.,
         1.80%, 7/22/02...................  115,430,000     115,308,799
        Depfa Bank Europe Plc:                                        .
          1.92%, 7/8/02...................   50,000,000      49,981,333
          2.01%, 7/10/02..................   35,000,000      34,982,413
          2.05%, 3/11/03..................  100,000,000      98,559,306
        Edison Asset Securitization LLC,
         1.97%, 9/16/02...................   10,000,000       9,957,864
        Falcon Asset Securitization Corp.:
          1.79%, 7/16/02..................   75,000,000      74,944,063
          1.79%, 7/24/02..................   44,008,000      43,957,672
          1.80%, 7/25/02..................   48,582,000      48,523,702
          1.79%, 7/26/02..................   66,000,000      65,917,958
        GE Capital Assurance Co.:
          1.96%, 7/3/02...................   20,099,000      20,096,811
          1.80%, 8/5/02...................   50,000,000      49,912,500
        GE Capital Corp.,
         1.94%, 9/4/02....................   17,000,000      16,940,453

              See accompanying notes to the financial statements.

             Cash Management Portfolio      Schedule of Portfolio
             (Unaudited)                              Investments
                                                    June 30, 2002

       Commercial Paper, continued
                                               Principal
                                                Amount         Value
                                              ------------ --------------
      GE Capital International Funding, Inc.:
        1.79%, 7/15/02....................... $ 75,000,000 $   74,947,792
        1.93%, 8/28/02.......................   42,000,000     41,869,403
        2.20%, 10/2/02.......................   65,000,000     64,630,583
      Goldman Sachs & Co.,
       1.93%, 7/8/02.........................   90,000,000     89,966,225
      HSBC USA, Inc.,
       1.787%, 7/10/02.......................  150,000,000    149,932,976
      Mont Blanc Capital Corp.:
        1.82%, 7/25/02.......................   40,000,000     39,951,467
        1.81%, 7/26/02.......................   50,000,000     49,937,153
        1.81%, 8/1/02........................   20,006,000     19,974,818
        1.81%, 8/7/02........................   13,730,000     13,704,458
      Pennine Funding LLC:
        2.15%, 7/2/02........................  115,000,000    114,993,132
        1.88%, 8/22/02.......................   36,000,000     35,902,240
      Perry Global Funding LLC:
        1.89%, 7/16/02.......................   50,000,000     49,960,625
        1.85%, 8/20/02.......................   30,000,000     29,922,917
        1.87%, 9/17/02.......................   30,000,000     29,878,450
      Prefco,
       2.00%, 7/1/02.........................   83,462,000     83,462,000
      Province of Quebec:
        1.98%, 11/27/02......................   15,000,000     14,877,075
        1.94%, 12/2/02.......................   50,709,000     50,288,172
      Prudential Funding LLC,
       1.975%, 11/4/02.......................   35,000,000     34,758,063
      Scaldis Capital LLC:
        1.68%, 7/12/02.......................   15,000,000     14,992,300
        1.84%, 7/23/02.......................   33,650,000     33,612,162
        1.80%, 8/12/02.......................   17,456,000     17,419,342
        1.82%, 9/3/02........................   20,709,000     20,641,995
        1.82%, 9/6/02........................   35,124,000     35,005,027
        1.80%, 9/13/02.......................   36,338,000     36,203,549
        1.90%, 9/17/02.......................   33,237,000     33,100,174
        2.14%, 10/4/02.......................   50,539,000     50,253,595
        2.00%, 11/8/02.......................   22,245,000     22,084,342
        2.00%, 11/18/02......................   14,114,000     14,004,224
        1.99%, 12/2/02.......................   45,462,000     45,074,992
        1.96%, 12/4/02.......................   16,956,000     16,811,987
      Sheffield Receivables Corp.:
        1.79%, 7/9/02........................   30,000,000     29,988,067
        1.80%, 7/22/02.......................   50,000,000     49,947,500
      Shell Finance (UK) Plc,
       1.88%, 8/15/02........................   30,000,000     29,929,500
      Swedish National Housing
       Finance Corp.,
       1.96%, 8/5/02.........................   50,000,000     49,904,722
      Three Rivers Funding,
       1.79%, 7/22/02........................   69,009,000     68,936,943
      Transamerica Finance Corp.,
       1.90%, 8/9/02.........................   20,000,000     19,958,833
      Verizon Network Funding Corp.:
        1.93%, 7/1/02........................   30,000,000     30,000,000
        2.31%, 7/12/02.......................   30,000,000     29,978,825
        1.88%, 7/30/02.......................   42,350,000     42,285,863
                                                           --------------
      TOTAL COMMERCIAL PAPER
        (Amortized Cost $2,978,732,824).................    2,978,732,824
                                                           --------------

        Money Market Funds (6.37%)
                                               Principal
                                                Amount         Value
                                              ------------ --------------
       AIM Liquid Assets Portfolio........... $222,335,000 $  222,335,000
       Federated Prime Cash Obligation
        Fund.................................  200,000,000    200,000,000
       Federated Prime Obligation Fund.......  175,000,000    175,000,000
       J.P. Morgan Institutional Prime Money
        Fund.................................   11,000,000     11,000,000
                                                           --------------
       TOTAL MONEY MARKET FUNDS
         (Amortized Cost $608,335,000)..................      608,335,000
                                                           --------------
        Funding Agreements (2.04%)
       Allstate Life Insurance,
        Quarterly Variable Rate,/2,3/
        2.128%, 7/1/02.......................   45,000,000     45,000,000
       GE Financial Assurance Holdings, Inc.,
        Quarterly Variable Rate,/2,3/
        1.979%, 3/3/03.......................   20,000,000     20,000,000
       GE Life and Annuity Assurance Co.,
        Quarterly Variable Rate,/2,3/
        1.979%, 9/3/02.......................   60,000,000     60,000,000
       Travelers Insurance Co.,
        Quarterly Variable Rate,/2,3/
        2.118%, 4/2/03.......................   30,000,000     30,000,000
       Travelers Insurance Co.,
        Quarterly Variable Rate,/2,3/
        1.98%, 1/27/03.......................   40,000,000     40,000,000
                                                           --------------
       TOTAL FUNDING AGREEMENTS
         (Amortized Cost $195,000,000)..................      195,000,000
                                                           --------------
        Federal Home Loan Bank (1.00%)
       Federal Home Loan Bank:
         3.75%, 7/23/02......................   13,000,000     12,999,041
         6.25%, 11/15/02.....................   18,000,000     18,253,527
         2.125%, 1/10/03.....................   41,650,000     41,673,158
         5.125%, 1/13/03.....................    5,000,000      5,075,830
         2.33%, 3/4/03.......................   17,500,000     17,500,000
                                                           --------------
       TOTAL FEDERAL HOME LOAN BANK
         (Amortized Cost $95,501,556)...................       95,501,556
                                                           --------------
        Federal Home Loan Mortgage Company (0.58%)
       Freddie Mac,
         2.45%, 1/16/03......................   30,000,000     30,000,000
         7.00%, 2/15/03......................   25,000,000     25,720,948
                                                           --------------
       TOTAL FEDERAL HOME LOAN MORTGAGE
        COMPANY
         (Amortized Cost $55,720,948)...................       55,720,948
                                                           --------------
        Federal National Mortgage Association (0.57%)
       Federal National Mortgage
        Association:
         2.25%, 2/7/03.......................   24,000,000     24,000,000
         2.75%, 6/17/03......................   30,000,000     30,000,000
                                                           --------------
       TOTAL FEDERAL NATIONAL MORTGAGE
        ASSOCIATION
         (Amortized Cost $54,000,000)...................       54,000,000
                                                           --------------

              See accompanying notes to the financial statements.

             Cash Management Portfolio      Schedule of Portfolio
             (Unaudited)                              Investments
                                                    June 30, 2002

        US Government & Agency Obligations (0.89%)
                                              Principal
                                               Amount         Value
                                             ------------ --------------
       Federal Farm Credit,
        6.75%, 9/3/02....................... $ 25,000,000 $   25,207,680
       Federal National Mortgage
        Association Discount Note,
         2.36%, 11/15/02....................    1,000,000        991,019
         2.31%, 1/10/03.....................   50,000,000     49,380,791
       US Treasury Bill,
        1.90%, 12/5/02......................   10,000,000      9,917,139
                                                          --------------
       TOTAL US GOVERNMENT & AGENCY
        OBLIGATIONS
         (Amortized Cost $85,496,629)..................       85,496,629
                                                          --------------
        Medium-Term Notes (1.37%)
       CC(USA), Inc.,
        2.45%, 2/3/03.......................   25,000,000     25,016,492
       Freddie Mac,
        2.45%, 6/17/03......................   30,000,000     30,000,000
       GE Capital Corp.,
        5.375%, 1/15/03.....................   10,000,000     10,167,775
       Heller Financial, Inc.:
         7.50%, 8/23/02.....................   18,000,000     18,138,767
         6.40%, 1/15/03.....................   46,895,000     47,914,899
                                                          --------------
       TOTAL MEDIUM-TERM NOTES
         (Amortized Cost $131,237,933).................      131,237,933
                                                          --------------
        Repurchase Agreements (5.58%)
       Bear Stearns & Co., dated 6/28/02,
        1.99%, principal and interest in the
        amount of $300,049,068, due
        7/1/02, collateralized by various
        asset-backed securities, par value
        $1,247,760,397, coupon rates
        from 0.00% to 8.85%, due from
        6/15/05 thru 6/25/32 with a market
        value of $315,004,470
        (Cost $300,000,000).................  300,000,000    300,000,000

  Repurchase Agreements, continued
                                                     Principal
                                                      Amount         Value
                                                    ------------ --------------
 BNP Paribas, dated 6/28/02, 1.99%, principal and
  interest in the amount of $ 173,166,734, due
  7/1/02, collateralized by US Treasury Bill, par
  value $2,443,000, due 10/31/02 with a market
  value of $2,428,721; FNMA, par value
  $97,907,000, coupon rate of 4.00%, due 8/15/03
  with a market value of $101,151,064; FHLB, par
  value 70,000,000, coupon rate 4.875%, due
  4/16/04 with a market value of $
  73,021,295 (Cost $173,138,022)................... $173,138,022 $  173,138,022
 UBS Warburg LLC, dated 6/28/02, 1.97%, principal
  and interest in the amount of $60,009,715, due
  7/1/02, collateralized by Fannie Mae STRIPS, par
  value $108,552,377, due from 9/1/23 thru 4/1/32,
  with a market value of $61,802,394 (Cost
  $60,000,000).....................................   60,000,000     60,000,000
                                                                 --------------
 TOTAL REPURCHASE AGREEMENTS
  (Amortized Cost $533,138,022)................................     533,138,022
                                                                 --------------
 TOTAL INVESTMENTS
  (Amortized Cost $9,531,650,132)--(99.76%)....................   9,531,650,132
 Other Assets in Excess of Liabilities--(0.24%).................     22,635,397
                                                                 --------------
 NET ASSETS--100.00%............................................ $9,554,285,529
                                                                 ==============

------
/1/Stated maturity is final maturity not next reset date.
/2/Illiquid security.
/3/Funding agreement subject to a thirty or ninety day demand feature.

              See accompanying notes to the financial statements.

Cash Management Portfolio
(Unaudited)

              Statement of Assets and Liabilities
                                                     June 30, 2002
             Assets
               Investments at value (amortized cost
                $9,531,650,132)..................... $9,531,650,132
               Cash.................................        104,373
               Interest receivable..................     23,967,455
               Prepaid expenses and other...........         16,767
                                                     --------------
                Total assets........................  9,555,738,727
                                                     --------------
             Liabilities
               Due to advisor.......................      1,432,046
               Accrued expenses and other...........         21,152
                                                     --------------
                Total liabilities...................      1,453,198
                                                     --------------
             Net Assets............................. $9,554,285,529
                                                     ==============
             Composition of Net Assets
               Paid-in capital...................... $9,554,285,529
                                                     --------------
             Net Assets............................. $9,554,285,529
                                                     ==============

          Statement of Operations
                                For the Six Months Ended June 30, 2002
         Investment Income
           Interest..................................... $ 95,629,537
           Dividends....................................    7,462,170
                                                         ------------
            Total Investment Income.....................  103,091,707
                                                         ------------
         Expenses
           Advisory fees................................    7,701,658
           Administration and services fees.............    2,567,219
           Professional fees............................       12,501
           Trustees fees................................        5,494
           Miscellaneous................................       62,793
                                                         ------------
            Total expenses..............................   10,349,665
         Less: fee waivers and/or expense reimbursements   (1,130,789)
                                                         ------------
         Net expenses...................................    9,218,876
                                                         ------------
         Net Investment Income..........................   93,872,831
         Net Realized Gain from Investment Transactions.      126,067
                                                         ------------
         Net Increase in Net Assets from Operations..... $ 93,998,898
                                                         ============

              See accompanying notes to the financial statements.

Cash Management Portfolio


 Statements of Changes in Net Assets
                                                  For the            For the
                                              six months ended     year ended
                                              June 30, 2002/1/  December 31, 2001
                                              ----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations:
 Net investment income....................... $     93,872,831  $    384,418,274
 Net realized gain from investment
   transactions..............................          126,067           358,550
                                              ----------------  ----------------
 Net increase in net assets from operations..       93,998,898       384,776,824
                                              ----------------  ----------------
Capital Transactions in Shares of Beneficial
 Interest:
 Proceeds from capital invested..............   20,942,865,664    43,173,330,072
 Value of capital withdrawn..................  (22,346,197,210)  (41,500,185,737)
                                              ----------------  ----------------
 Net increase (decrease) in net assets from
   capital transactions in shares of
   beneficial interest.......................   (1,403,331,546)    1,673,144,335
                                              ----------------  ----------------
 Total increase (decrease) in net assets.....   (1,309,332,648)    2,057,921,159
Net Assets:
 Beginning of period.........................   10,863,618,177     8,805,697,018
                                              ----------------  ----------------
 End of period............................... $  9,554,285,529  $ 10,863,618,177
                                              ================  ================

------
/1/Unaudited.

              See accompanying notes to the financial statements.

Cash Management Portfolio



 Financial Highlights
                                        For the         For the      For the      For the      For the      For the
                                    six months ended   year ended   year ended   year ended   year ended   year ended
                                        June 30,      December 31, December 31, December 31, December 31, December 31,
                                        2002/1/           2001         2000         1999         1998         1997
                                    ----------------  ------------ ------------ ------------ ------------ ------------
Total Investment Return............          0.95%             --           --           --           --           --
Supplemental Data and Ratios:
Net assets, end of period (000s
 omitted)..........................    $9,554,286     $10,863,618   $8,805,697   $6,100,717   $5,464,253   $4,039,725
Ratios to average net assets:
 Net investment income.............          1.83%/2/        4.04%        6.28%        5.04%        5.37%        5.43%
 Expenses after waivers and/or
   reimbursements..................          0.18%/2/        0.18%        0.18%        0.18%        0.18%        0.18%
 Expenses before waivers and/or
   reimbursements..................          0.20%/2/        0.20%        0.20%        0.20%        0.20%        0.20%

------
/1/Unaudited.
/2/Annualized.

              See accompanying notes to the financial statements.

Cash Management Portfolio

                         Notes to Financial Statements
                                 June 30, 2002
                                  (Unaudited)



Note 1--Organization and Significant Accounting Policies

A.  Organization

   The Cash Management Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

   Details concerning the Portfolio's investment objectives and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B.  Valuation of Securities

   The Portfolio values its investments at amortized cost.

C.  Securities Transaction and Investment Income

   Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

   Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

   The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

D.  Repurchase Agreements

   The Portfolio may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E.  Federal Income Taxes

   The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F.  Estimates

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Note 2--Fees and Transaction with Affiliates

   Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

   Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

   Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

                                   Continued

Cash Management Portfolio

                  Notes to Financial Statements, (concluded)
                                 June 30, 2002
                                  (Unaudited)



Note 3--Line of Credit

   The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

Note 4--Subsequent Events

   Proxy Results (Unaudited)--At a Special Meeting of Shareholders held on July 30, 2002 shareholders of the Portfolio voted on and approved the following proposals. The description of each proposal and number of shares voted are as follows:

      1. To elect the Portfolio's Board of Trustees.

                                                                  Shares
                                                  Shares voted    voted
    Nominees                                         'For'      'Withhold'
    --------                                      ------------- -----------
    Richard R. Burt.............................. 9,318,810,039 135,721,959
    S. Leland Dill............................... 9,318,697,405 135,834,593
    Martin J. Gruber............................. 9,318,707,199 135,824,798
    Richard T. Hale.............................. 9,318,643,536 135,888,461
    Joseph R. Hardiman........................... 9,318,672,919 135,859,078
    Richard J. Herring........................... 9,318,859,010 135,672,987
    Graham E. Jones.............................. 9,318,457,445 136,074,552
    Rebecca W. Rimel............................. 9,318,716,993 135,815,004
    Philip Saunders, Jr.......................... 9,318,707,199 135,824,798
    William N. Searcy............................ 9,318,628,845 135,903,153
    Robert H. Wadsworth.......................... 9,318,756,170 135,775,827

      2. To approve new investment advisory agreements between the Fund's Portfolio and Deutsche Asset Management, Inc. ('DeAM, Inc.').

           FOR                      AGAINST                    ABSTAIN
           ---                      -------                    -------
      9,313,069,206               129,643,004                11,819,787

                               Index Information

   The S&P 500(R) Index, S&P MidCap 400 Index, S&P MidCap 400/ BARRA Value Index, S&P MidCap 400/BARRA Growth Index, S&P SmallCap 600 Index, S&P SmallCap 600/BARRA Value Index and S&P SmallCap 600/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Dow Jones Industrial Average" and "Dow 30" are service marks of Dow Jones & Company, Inc. and have been licensed for use by ProFunds.
   The NASDAQ-100(R) Index, the Russell 2000(R) Index, the Nikkei 225 Stock Average and the "Philadelphia Stock Exchange Gold and Silver Sector Index" are trademarks or service marks of, respectively, the NASDAQ Stock Market
   (NSM), Frank Russell Company, Nihon Keizai Shimbun, Inc. and the Philadelphia Stock Exchange. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representation regarding the advisability of investing in ProFunds.

[Logo]Profunds


Semiannual Report
June 30, 2002

[Logo]Profunds


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